UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-08495

GARTMORE MUTUAL FUNDS

(Exact name of registrant as specified in charter)

1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN PENNSYLVANIA	19428
(Address of principal executive offices)	(Zip code)

ERIC E. MILLER, Esq.

1200 RIVER ROAD

SUITE 1000

Conshohocken, PA 19428

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (484) 530-1300

Date of fiscal year end:    10/31/2007

Date of reporting period:    01/31/2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12—12-14 of Regulation S-X [17 CFR §§ 210.12-12—12-14]. The schedules need not be audited.

Gartmore Large Cap Value Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value

Common Stocks (98.4%)
Aerospace & Defense (0.9%)
Northrop Grumman Corp.	4,400	$312,136

Banks (11.3%)
Bank of America Corp.	22,218	1,168,222
IndyMac Bancorp, Inc. (c)	5,800	225,562
KeyCorp	8,800	335,896
PNC Bank Corp.	6,700	494,259
U.S. Bancorp	17,900	637,240
Wachovia Corp.	11,900	672,350
Wells Fargo Co.	16,400	589,088

		4,122,617

Capital Goods (1.5%)
Cummins Engine, Inc.	3,000	403,680
Teleflex, Inc. (c)	2,300	153,594

		557,274

Chemicals (1.8%)
Ashland, Inc.	4,200	292,110
Cytec Industries, Inc. (c)	6,400	372,608

		664,718

Communications Equipment (0.6%)
Motorola, Inc.	11,600	230,260

Computers & Peripherals (1.3%)
Hewlett-Packard Co.	11,200	484,736

Diversified Financials (12.7%)
Citigroup, Inc.	17,560	968,083
Countrywide Credit Industries, Inc.	10,398	452,105
FactSet Research Systems, Inc. (c)	3,600	209,088
Fannie Mae	6,700	378,751
Goldman Sachs Group, Inc.	2,300	487,968
J.P. Morgan Chase & Co.	21,928	1,116,793
Merrill Lynch & Co., Inc.	2,100	196,476
Morgan Stanley Dean Witter & Co.	9,900	819,621

		4,628,885

Electric Utilities (5.7%)
American Electric Power Co., Inc.	6,600	287,298
Dominion Resources, Inc.	5,200	431,392
Emerson Electric Co.	4,300	193,371
Exelon Corp.	6,600	395,934
FirstEnergy Corp.	9,300	551,769
MDU Resources Group, Inc. (c)	8,450	218,433

		2,078,197

Electronics—Military (0.8%)
L-3 Communications Holdings, Inc.	3,400	279,956

Financial—Investment Banker & Broker (2.9%)
Capital One Financial Corp.	2,100	168,840
CIT Group, Inc.	4,400	259,424
Lehman Brothers Holdings, Inc.	6,200	509,888
New Century Financial Corp. (c)	4,600	139,242

		1,077,394

Gartmore Large Cap Value Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Food & Beverages (2.3%)
Archer-Daniels-Midland Co.	7,500	240,000
Coca-Cola Co.	3,400	162,792
Constellation Brands, Inc. (b)	7,300	180,602
Hormel Foods Corp.	6,400	242,560

		825,954

Gas Utilities (0.8%)
Sempra Energy	5,100	292,638

Household Durables (0.7%)
Whirlpool Corp. (c)	2,900	265,147

Household Products (2.5%)
Kimberly-Clark Corp.	3,600	249,840
Procter & Gamble Co.	10,000	648,700

		898,540

Insurance (8.2%)
Allstate Corp. (The)	7,800	469,248
American International Group, Inc.	9,650	660,543
Chubb Corp. (The)	5,400	281,016
CIGNA Corp.	3,900	516,360
Hartford Financial Services Group, Inc.	5,600	531,496
The St. Paul Travelers Cos., Inc.	10,900	554,265

		3,012,928

Media (3.5%)
Comcast Corp. (b)	10,500	465,360
News Corp.	12,700	295,275
Time Warner, Inc.	10,500	229,635
Walt Disney Co. (The)	8,400	295,428

		1,285,698

Metals (1.2%)
Commercial Metals Co.	8,100	219,591
Reliance Steel & Aluminum Co. (c)	5,300	220,692

		440,283

Multi-Sector Companies (3.0%)
General Electric Co.	15,900	573,195
General Motors Corp. (c)	6,000	197,040
Johnson & Johnson Co.	4,900	327,320

		1,097,555

Music (0.5%)
Warner Music Group Corp. (c)	9,000	192,960

Oil & Gas (13.3%)
ChevronTexaco Corp.	12,000	874,560
ConocoPhillips	11,600	770,356
Exxon Mobil Corp.	27,300	2,022,929
Frontier Oil Corp.	5,800	164,778
Marathon Oil Corp.	4,000	361,360
Sunoco, Inc.	2,300	145,199
Tesoro Petroleum Corp.	3,200	263,648
Valero Energy Corp.	5,700	309,396

		4,912,226

Packaging & Containers (0.6%)
Sonoco Products Co.	5,300	204,050

Paper & Forest Products (0.6%)
MeadWestvaco Corp.	6,900	207,966

Pharmaceuticals (4.4%)
Merck & Co., Inc.	9,100	407,225
Pfizer, Inc.	39,300	1,031,232
Wyeth	3,200	158,112

		1,596,569

Gartmore Large Cap Value Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Real Estate (2.1%)
Camden Property Trust	4,500	352,800

Weingarten Realty Investors (c)	8,300	410,933

		763,733

Restaurants (1.0%)
Darden Restaurants, Inc.	4,200	164,388
McDonald’s Corp.	4,300	190,705

		355,093

Retail (2.8%)
Brunswick Corp.	6,100	208,071
CVS Corp.	9,800	329,770
Dillard’s, Inc.	7,300	250,682
V.F. Corp.	3,100	235,197

		1,023,720

Schools (0.7%)
Laureate Education, Inc. (b) (c)	4,500	271,530

Semiconductors (0.5%)
Applied Materials, Inc.	10,300	182,619

Services (1.9%)
Alliance Data Systems Corp. (b)	4,600	312,478
Manpower, Inc.	5,200	379,236

		691,714

Telecommunications (6.0%)
AT&T, Inc.	40,852	1,537,261
Qwest Communications International, Inc. (b)	40,200	327,630
Verizon Communications, Inc.	8,200	315,864

		2,180,755

Tobacco (1.4%)
Altria Group, Inc.	5,800	506,862

Transportation (0.9%)
YRC Worldwide, Inc. (b) (c)	7,600	337,060

Total Common Stocks		35,981,773

Repurchase Agreements (4.0%)
Nomura Securities, 5.14% dated 01/31/07, due 02/01/07, repurchase price $1,461,130, collateralized by U.S. Government Agency Mortgages with a market value of $1,490,139	1,460,921	1,460,921

Total Repurchase Agreements		1,460,921

Short-Term Securities Held As Collateral for Securities on Loan (6.6%)
Beta Finance, Inc. Medium Term Note, 5.37%, 01/31/08	300,000	300,000
Unicredito Italiano Bank (IRE) PLC, Medium Term Note, 5.33%, 02/29/08	200,000	200,000
Banc of America Securities LLC Repurchase Agreement, 5.32%, dated 01/31/07, due 02/01/07, repurchase price $1,909,974, collateralized by U.S. Government Agency Mortgages, with a market value of $1,947,886	1,909,692	1,909,692

Total Short-Term Securities Held As Collateral for Securities on Loan		2,409,692

Gartmore Large Cap Value Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Total Investments (Cost $34,600,408) (a) - (109.0)%		39,852,386
Liabilities in excess of other assets—(9.0)%		(3,299,641)

NET ASSETS—100.0%		$36,552,745

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of the security was on loan as of January 31, 2007.

See notes to statements of investments.

Gartmore Mid Cap Growth Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares Or Principal Amount	Value
Common Stocks (96.9%)
Auction Houses & Art Dealers (1.0%)
Ritchie Brothers Auctioneers, Inc. – CA	1,250	74,088

Audio & Video Products (1.4%)
Harman International Industries	1,130	106,864

Business Services (3.3%)
Copart, Inc. (b)	2,380	70,067
Corporate Executive Board Co. (The)	1,040	94,359
SAIC, Inc. (b)	4,890	90,710

		255,136

Computer Software & Services (12.0%)
Akamai Technologies, Inc. (b)	1,240	69,663
American Reprographics Co. (b)	3,000	93,960
Dealertrack Holdings, Inc. (b)	3,200	88,704
Digital River, Inc. (b)	1,500	76,770
F5 Networks, Inc. (b)	1,380	98,587
Factset Research Systems, Inc.	1,660	96,413
Intuit, Inc. (b)	2,370	74,537
Logitech International ADR – CH (b)	3,010	87,832
Micros Systems, Inc. (b)	1,740	97,962
Network Appliance, Inc. (b)	3,560	133,855

		918,283

Construction (4.2%)
Beacon Roofing Supply, Inc. (b)	3,870	80,651
D.R. Horton, Inc.	2,273	66,053
Florida Rock Industries, Inc.	1,850	91,483
Pool Corp.	2,340	85,644

		323,831

Consumer & Commercial Services (4.7%)
Alliance Data Systems Corp. (b)	2,300	156,239
Dun & Bradstreet Corp. (b)	1,200	102,000
Heartland Payment Systems, Inc.	3,700	98,642

		356,881

Consumer Products (6.1%)
Ball Corp.	1,600	74,112
Ecolab, Inc.	1,970	86,483
Fortune Brands, Inc.	920	77,022
Gildan Activewear, Inc. – CA (b)	1,540	76,754
Jarden Corp. (b)	2,525	92,591
Nutri/System, Inc. (b)	1,410	62,111

		469,073

Electronics (1.5%)
FLIR Systems, Inc. (b)	2,670	82,530
Jabil Circuit, Inc.	1,180	28,308

		110,838

Gartmore Mid Cap Growth Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares Or Principal Amount	Value
Energy (1.2%)
Headwaters, Inc. (b)	4,190	95,197

Financial Services (7.2%)
Affiliated Managers Group, Inc. (b)	720	80,208
Chicago Mercantile Exchange	140	78,862
Holdings, Inc.
GFI Group, Inc. (b)	1,180	75,496
Intercontinental Exchange, Inc. (b)	560	73,108
Investors Financial Services Corp.	930	43,496
SEI Investments Co.	1,570	97,858
TD Ameritrade Holding Corp. (b)	5,850	103,487

		552,515

Gaming & Leisure (2.3%)
Penn National Gaming, Inc. (b)	2,490	109,112
Shuffle Master, Inc. (b)	2,420	64,396

		173,508

Healthcare (4.0%)
Express Scripts, Inc. (b)	1,620	112,622
Patterson Cos., Inc. (b)	2,550	95,906
St. Jude Medical, Inc. (b)	2,260	96,638

		305,166

Instruments (3.3%)
Thermo Fisher Scientific, Inc. (b)	2,820	134,937
Waters Corp. (b)	2,040	115,648

		250,585

Insurance (2.7%)
Brown & Brown, Inc.	3,000	84,960
W.R. Berkley Corp.	3,755	124,253

		209,213

Machinery (0.9%)
Graco, Inc.	1,770	72,163

Manufacturing (2.0%)
Actuant Corp., Class A	1,390	69,208
Oshkosh Truck Corp.	1,600	84,480

		153,688

Medical Products & Services (6.8%)
Intuitive Surgical, Inc. (b)	800	78,728
QIAGEN N.V. (b)	5,030	86,868
ResMed, Inc. (b)	3,490	183,504
Varian Medical Systems, Inc. (b)	1,900	87,647
VCA Antech, Inc. (b)	2,380	80,016

		516,763

Oil & Gas (7.4%)
EOG Resources, Inc.	1,080	74,660
Patterson-UTI Energy, Inc.	3,840	92,736
TETRA Technologies, Inc. (b)	5,330	123,443
World Fuel Services Corp.	2,350	107,748
XTO Energy, Inc.	3,300	166,550

		565,137

Pharmaceuticals (1.3%)
Barr Pharmaceuticals, Inc. (b)	1,850	99,012

Restaurants (0.5%)
Panera Bread (b)	710	41,862

Gartmore Mid Cap Growth Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares Or Principal Amount	Value
Retail (7.6%)
Abercrombie & Fitch Co.	1,360	108,174
Bed, Bath & Beyond, Inc. (b)	2,330	98,303
Coach, Inc. (b)	2,610	119,694
J Crew Group, Inc. (b)	1,880	68,300
Office Depot, Inc. (b)	2,900	108,431
Williams Sonoma, Inc.	2,200	77,000

		579,902

Semiconductors (6.0%)
Diodes, Inc. (b)	2,021	74,110
Marvel Technology Group Ltd. – BM (b)	3,570	65,295
MEMC Electronic Materials, Inc. (b)	2,580	135,192
Microchip Technology, Inc.	2,710	94,200
Tessera Technologies, Inc. (b)	2,320	88,717

		457,514

Telecommunications (5.5%)
Amdocs Ltd. – GG (b)	2,150	74,562
Comverse Technology, Inc. (b)	4,450	86,108
Millicom International Cellular S.A. (b)	580	38,535
Neustar, Inc. (b)	2,160	66,722
NII Holdings, Inc. (b)	2,110	155,718

		421,645

Transportation (2.8%)
American Commercial Lines, Inc. (b)	1,417	99,813
Expeditors International of Washington, Inc.	810	34,579
J.B. Hunt Transport Services, Inc.	3,200	80,416

		214,808

Waste Disposal (1.2%)
Stericycle, Inc. (b)	1,140	87,780
Total Common Stocks		7,411,452

Repurchase Agreements (1.6%)
Nomura Securities, 5.14%, dated 01/31/07, due 02/01/07, repurchase price $122,509, collateralized by U.S. Government Agency Mortgages with a market value of $124,942.	$122,492	122,492

Total Repurchase Agreements		122,492

Total Investments (Cost $6,453,527) (a)—98.5%		7,533,944
Other assets in excess of liabilities—1.5%		113,543

NET ASSETS—100.0%		7,647,487

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

ADR	American Depository Receipt
BM	Bermuda
CA	Canada
CH	Switzerland
GG	Guernsey

See notes to statements of investments.

Gartmore Small Cap Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value

Common Stock (89.4%)
Aerospace & Defense (1.1%)
Esterline Technologies Corp. (b)	123,550	$4,938,294
MTC Technologies, Inc. (b)	127,966	2,926,582
Spirit Aerosystems Holdings, Inc. (b)	108,700	3,329,481

		11,194,357

Aircraft Parts (0.3%)
Aercap Holdings NV ADR NL (b)	101,900	2,705,445

Apparel (1.2%)
Bebe Stores, Inc.	358,720	6,643,495
Hot Topic, Inc. (b)	311,220	3,239,800
Wet Seal, Inc. (b)	391,950	2,531,997

		12,415,292

Auto Parts & Equipment (0.9%)
American Axle & Manufacturing	146,900	3,052,582
Holdings, Inc.
Axcelis Technologies, Inc. (b)	709,820	4,571,241
Wabash National Corp.	100,000	1,594,000

		9,217,823

Banking (4.9%)
Accredited Home Lenders Holding Co. (b)	80,010	2,221,878
Boston Private Financial Holdings, Inc.	235,186	6,801,579
Cadence Financial Corp.	308,383	6,537,720
Cullen/Frost Bankers, Inc.	88,320	4,727,770
Greater Bay Bancorp	160,220	4,476,547
Mainsource Financial Group, Inc.	85,610	1,455,370
Old National Bancorp	156,630	2,935,246
Provident Bankshares Corp.	57,840	2,049,850
SVB Financial Group (b)	208,416	9,722,605
UCBH Holdings, Inc.	158,966	2,980,613
Westfield Financial, Inc.	185,520	2,031,444
Wintrust Financial Corp.	116,628	5,340,396

		51,281,018

Building Materials (0.5%)
Hovnanian Enterprises, Inc., Class A (b)	163,790	5,452,569

Business Services & Equipment (2.5%)
Ariba, Inc. (b)	725,961	6,751,437
Catalina Marketing Corp.	251,880	7,191,174
Consolidated Graphics, Inc. (b)	110,800	6,869,600
Gevity HR, Inc.	259,700	5,731,579

		26,543,790

Chemicals (0.6%)
Chemtura Corp.	355,491	4,095,257
Metabolix, Inc. (b)	142,540	2,277,789

		6,373,046

Coal (0.2%)
Alpha Natural Resources (b)	43,500	586,380
Arch Coal, Inc.	56,482	1,678,645

		2,265,025

Gartmore Small Cap Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares of Principal Amount	Value
Computer Software & Services (8.3%)
Agile Software Corp. (b)	1,136,180	7,112,487
CACI International, Inc., Class A (b)	99,330	4,671,490
Checkfree Corp. (b)	212,410	8,800,146
Citrix Systems, Inc. (b)	175,580	5,560,619
Compuware Corp. (b)	755,348	6,775,472
Corel Corp. (b)	357,115	4,642,495
Foundry Networks, Inc. (b)	514,441	7,443,961
Hyperion Solutions Corp. (b)	134,830	5,692,523
JDA Software Group, Inc. (b)	193,710	3,099,360
Neoware, Inc. (b)	526,403	6,216,819
Quest Software, Inc. (b)	331,860	4,954,670
Rackable Systems, Inc. (b)	161,290	3,080,639
WebMethods, Inc. (b)	1,943,706	14,636,105
Western Digital Corp. (b)	218,110	4,274,956

		86,961,742

Construction & Building Materials (4.2%)
H&E Equipment Services, Inc. (b)	279,140	6,570,956
Interline Brands, Inc. (b)	217,330	4,939,911
NCI Building Systems, Inc. (b)	81,040	4,612,797
Standard Pacific Corp.	310,920	8,531,644
Sterling Construction Co., Inc. (b)	228,790	4,694,771
Superior Well Services, Inc. (b)	331,715	7,543,199
Williams Scotsman International, Inc. (b) (c)	377,313	7,629,269

		44,522,547

Consulting Services (1.6%)
LECG Corp. (b)	519,538	7,476,152
Navigant Consulting Co. (b)	461,580	9,591,632

		17,067,784

Consumer Goods & Services (0.6%)
R. H. Donnelley Corp.	95,731	6,373,770

Containers (1.1%)
Owens- Illinois, Inc. (b)	503,863	11,215,990

Cosmetics (0.2%)
Inter Parfums, Inc.	95,814	1,908,615

Distribution (1.3%)
Bell Microproducts, Inc. (b)	846,012	6,108,207
United Stationers, Inc. (b)	143,950	7,335,692

		13,443,899

Drugs (0.1%)
CV Therapeutics (b)	75,500	1,018,495

Electric Utilities (0.5%)
CMS Energy Corp. (b)	185,691	3,099,183
ITC Holdings Corp.	48,420	2,106,270

		5,205,453

Electronics (2.4%)
Arrow Electronics, Inc. (b)	87,030	3,067,808
Celestica, Inc.—CA (b) (c)	98,964	589,825
EDO Corp.	583,460	13,547,941
Hubbell, Inc., Class B	130,039	6,267,880
Microsemi Corp. (b)	113,320	2,062,424

		25,535,878

Energy (0.2%)
Evergreen Energy, Inc. (b)	285,533	2,566,942

Engineering (0.3%)
The Shaw Group, Inc. (b)	88,092	2,973,986

Entertainment (2.2%)

Gartmore Small Cap Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares of Principal Amount	Value
Carmike Cinemas, Inc.	332,083	7,418,734
Great Wolf Resorts, Inc. (b)	830,968	11,733,269
Pinnacle Entertainment, Inc. (b)	102,280	3,531,728

		22,683,731

Financial Services (5.1%)
Cowen Group, Inc. (b)	301,334	6,260,214
Euronet Worldwide, Inc. (b)	295,620	8,531,593
Global Payment, Inc.	127,280	4,806,093
Investment Technology Group (b)	91,360	3,983,296
KKR Financial Corp.	134,548	3,640,869
Nasdaq Stock Market, Inc. (b)	144,774	4,933,898
OptionsXpress Holdings, Inc.	140,180	3,329,275
Sanders Morris Harris Group, Inc.	649,130	7,198,852
Thomas Weisel Partners Group, Inc. (b)	182,992	3,650,690
United Panam Financial Corp. (b)	95,045	1,335,382
Wilmington Trust Corp.	148,180	6,213,187

		53,883,349

Food & Related (1.1%)
Performance Food Group Co. (b)	123,336	3,658,146
Smithfield Foods, Inc. (b)	318,140	8,354,356

		12,012,502

Gaming & Leisure (2.3%)
Boyd Gaming Corp.	63,306	3,011,466
Brunswick Corp.	121,890	4,157,668
Isle of Capris Casino, Inc. (b)	199,210	4,954,353
Scientific Games Corp. (b)	222,900	6,918,816
Shuffle Master, Inc. (b)	189,871	5,052,467

		24,094,770

Healthcare (2.0%)
Capital Senior Living Corp. (b) (c)	94,400	1,004,416
Covance, Inc. (b)	79,172	4,880,954
Five Star Quality Care (b)	591,188	7,171,110
Hythiam, Inc. (b)	911,453	7,893,183

		20,949,663

Individual & Family Services (0.0%)
Providence Service Corp. (b)	15,000	330,000

Insurance (3.8%)
Aca Capital Holdings, Inc. (b)	207,290	3,215,068
Aspen Insurance Holdings Ltd.	239,230	6,129,073
Conseco, Inc. (b)	355,485	7,056,376
Endurance Specialty Holdings Ltd.	198,512	6,749,408
OneBeacon Insurance Group Ltd. (b)	177,850	4,604,537
PMI Group, Inc. (The)	79,008	3,778,163
U.S.I. Holdings Corp. (b) (c)	200,854	3,320,117
United Fire & Casualty Co.	144,058	4,876,363

		39,729,105

Internet (1.1%)
SonicWALL, Inc. (b)	541,340	4,563,496
Websense, Inc. (b)	310,890	6,730,769

		11,294,265

Manufacturing (0.5%)
Timken Co.	180,110	5,152,947

Marine Services (0.3%)
Aegean Marine Petroleum Network, Inc. (b)	199,280	3,423,630

Medical (3.4%)
Adolor Corp. (b)	98,276	686,949
Bio-Reference Laboratories, Inc. (b)	25,000	573,750
Community Health Systems, Inc. (b)	19,100	682,825

Gartmore Small Cap Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares of Principal Amount	Value
Cutera, Inc. (b)	19,752	563,920
I-FLOW Corp. (b)	150,000	2,349,000
Immucor, Inc. (b)	51,342	1,619,327
Inverness Medical Innovation, Inc. (b)	124,920	5,149,203
Iridex Corp. (b)	410,504	3,604,225
LHC Group, Inc. (b)	180,222	4,691,179
Momenta Pharmaceuticals, Inc. (b)	150,894	2,910,745
Neurometrix, Inc. (b)	163,753	2,177,915
Nighthawk Radiology Holdings, Inc. (b)	132,500	3,340,325
Northstar Neuroscience, Inc. (b) (c)	28,800	381,888
Osiris Therapeutics, Inc. (b) (c)	15,000	348,450
Sangamo BioSciences, Inc. (b)	322,800	2,453,280
Sun Healthcare Group, Inc. (b)	191,370	2,357,678
The Spectranetics Corp. (b)	150,982	1,606,448

		35,497,107

Metal Products (0.6%)
Dynamic Materials Corp. (c)	130,160	3,844,926
Northwest Pipe Co. (b)	56,000	2,106,160

		5,951,086

Motion Picture & Video Production (0.6%)
DreamWorks Animation SKG, Inc. (b)	218,721	6,163,558

Multimedia (0.9%)
Belo Corp. Common Series A	248,930	4,659,969
Lee Enterprises, Inc.	132,520	4,403,640

		9,063,609

Oil & Gas (3.1%)
Atwood Oceanics, Inc. (b) (c)	33,200	1,605,884
Aurora Oil & Gas Corp. (b)	1,396,911	3,841,505
Cabot Oil & Gas Corp.	46,300	3,003,018
Denbury Resources, Inc. (b)	36,638	1,014,873
Duncan Energy Partners LP (b)	33,180	764,799
Energy Transfer Equity	15,910	508,961
EXCO Resources, Inc. (b)	60,220	1,011,696
Geomet, Inc. (b) (c)	85,852	729,742
Hercules Offshore, Inc. (b)	12,200	322,568
Hiland Holdings GP, LP (b)	36,837	1,098,111
Ivanhoe Energy, Inc.—CA (b)	125,349	209,333
Kodiak Oil & Gas Corp. (b)	790,284	3,627,404
Newfield Exploration Co. (b)	22,200	950,382
Parallel Petroleum (b)	325,657	6,405,672
Range Resources Corp.	39,509	1,212,531
Superior Energy Services, Inc. (b)	23,037	698,482
Swift Energy Co. (b) (c)	48,492	2,150,135
Transglobe Energy Corp. – CA (b)	183,407	909,699
Transmeridian Exploration, Inc. (b)	67,500	226,125
Universal Compression Partners LP (b)	8,670	226,721

W&T Offshore, Inc. (c)	63,659	1,955,604

		32,473,245

Paper & Related Products (0.7%)
Smurfit-Stone Container Corp. (b)	656,454	7,089,703

Pharmaceuticals (0.4%)
Acadia Pharmaceuticals, Inc. (b)	298,839	2,139,688
Alnylam Pharmaceuticals, Inc. (b)	40,335	854,295
Ariad Pharmaceuticals, Inc. (b)	130,800	669,696
Human Genome Sciences, Inc. (b)	34,520	406,646
Nuvelo, Inc. (b)	28,203	98,428

		4,168,753

Radio (0.0%)

Gartmore Small Cap Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Salem Communications Corp., Class A	30,100	369,327

Real Estate (0.3%)
HFF, Inc. Class A (b)	166,990	3,122,713

Real Estate Investment Trusts (4.8%)
American Financial Realty Trust	623,505	6,970,786
Ashford Hospitality Trust	353,690	4,353,924
CBRE Realty Finance, Inc.	311,490	5,145,815
Deerfield Triarc Capital Corp.	681,851	11,386,911
Hospitality Properties Trust	142,570	6,957,416
Lexington Corporate Properties Trust	300,892	6,402,982
Sunstone Hotel Investors, Inc.	177,230	5,013,837
The Mills Corp.	190,520	4,124,758

		50,356,429

Research & Development (0.3%)
Kendle International, Inc. (b)	38,000	1,475,920
Pharmaceutical Product Development, Inc.	35,000	1,207,500

		2,683,420

Restaurants (1.2%)
Cheesecake Factory, Inc. (The) (b) (c)	128,910	3,561,783
Panera Bread Co. (b) (c)	70,480	4,155,500
Red Robin Gourmet Burgers, Inc. (b)	67,190	2,402,043
Ruth’s Chris Steak House, Inc. (b)	126,960	2,727,101

		12,846,427

Retail (4.3%)
99 Cents Only Stores (b)	337,030	5,004,896
Central Garden & Pet Co. (b)	109,270	4,894,203
Circuit City Stores, Inc.	403,460	8,234,618
Elizabeth Arden, Inc. (b)	279,310	5,278,959
Fred’s, Inc.	712,950	9,589,177
Guitar Center, Inc. (b)	166,770	7,629,728
MSC Industrial Direct Co., Class A	114,520	4,946,119

		45,577,700

Semiconductors (3.2%)
Advanced Analogic Technologies, Inc. (b)	376,920	2,137,136
DSP Group, Inc. (b)	313,391	6,574,943
Intersil Corp.	309,180	7,284,281
Netlogic Microsystems, Inc. (b)	235,170	5,615,860
Photronics, Inc. (b)	154,129	2,567,789
Silicon Laboratories, Inc. (b)	106,676	3,425,366
Spansion Inc., Class A (b)	460,950	5,913,989

		33,519,364

Services (0.6%)
Jefferies Group, Inc.	120,010	3,535,495
Plexus Corp. (b)	135,190	2,271,192

		5,806,687

Steel Producers (1.4%)
Claymont Steel Holdings, Inc. (b)	145,830	2,719,730
Olympic Steel, Inc.	256,660	6,827,155
Reliance Steel & Aluminum Co.	119,140	4,960,990

		14,507,875

Telecommunications (4.6%)
ADC Telecommunications, Inc. (b)	168,460	2,718,944
Andrew Corp. (b)	421,579	4,477,169
Applied Signal Technology, Inc.	12,400	181,164
C&D Technologies, Inc. (c)	2,305,069	12,447,372
Cincinnati Bell, Inc. (b)	1,557,389	7,568,911
Finisar Corp. (b)	824,330	2,670,829
Globalstar, Inc. (b)	582,950	8,376,991
NTELOS Holdings Corp. (b)	146,814	2,733,677

Gartmore Small Cap Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares of Principal Amount	Value
Optical Communication Products, Inc. (b)	1,687,610	2,632,672
Tellabs, Inc. (b)	410,280	4,131,520

		47,939,249

Theaters (1.0%)
Regal Entertainment Group, Class A	451,770	10,164,825

Transportation (5.8%)
Airtran Holdings, Inc. (b)	947,040	10,483,733
Con-way, Inc.	114,030	5,671,852
EGL, Inc. (b)	177,160	6,751,568
Genesis Lease Ltd. (b)	629,720	16,322,341
Greenbrier Cos., Inc. (The)	143,219	4,134,733
Gulfmark Offshore, Inc. (b)	43,000	1,552,730
Old Dominion Freight Line, Inc. (b)	244,550	6,793,599
Omega Navigation Enterprises, Inc., Class A	91,567	1,434,855
Rush Enterprises, Inc., Class A (b)	176,590	3,235,129
YRC Worldwide, Inc. (b)	105,460	4,677,151

		61,057,691

Veterinary Services (0.1%)
Animal Health International, Inc. (b)	110,180	1,371,741

Water Treatment Systems (0.2%)
Basin Water, Inc. (b)	356,320	2,376,654

Wireless Equipment (0.5%)
Powerwave Technologies, Inc. (b)	828,381	4,837,745

Total Common Stock		936,742,336

Repurchase Agreements (3.4%)
Nomura Securities, 5.14%, dated 01/31/07, due 02/01/07, repurchase price $35,655,921, collateralized by U.S. Government Agency Mortgages with a market value of $36,363,666	35,650,653	35,650,653

Total Repurchase Agreements		35,650,653

Short-Term Securities Held as Collateral for Securities on Loan (0.8%)
CDC Financial Prod, Inc. Mater Note, 5.36%, 03/30/07 (d)	1,000,000	1,000,000
Bank of America Securities LLC Repurchase	7,786,152	7,786,152
Agreement, 5.32%, dated 01/31/07, due 02/01/07, repurchase price $7,787,303, collateralized by U.S. Government Agency Mortgages with a market value of $7,941,875
Total Short-Term Securities Held as Collateral for Securities on Loan		8,786,152

Total Investments (Cost $940,549,911) (a)—93.6%		981,179,141
Other assets in excess of liabilities—6.4%		66,884,385

NET ASSETS—100.0%		$1,048,063,526

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of security on loan as of 01/31/07
(d)	Variable rate security. The rate reflected in the Statement of Investments is the rate reflected in effect on January 31, 2007.

ADR American Depository Receipt

NL Netherlands

CA Canada

See notes to statements of investments.

Gartmore Bond Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Asset-Backed Securities (11.0%)
American Home Mortgage Investment Trust, 4.82%, 10/25/34 (e)	$1,000,000	$961,696
Ameriquest Mortgage Securities, Inc., 7.14%, 02/25/33	209,988	207,919
Chase Funding Mortgage Loan, 6.24%, 01/25/13	1,141,449	1,143,568
Countryide Home Loans, 5.50%, 08/25/35	1,000,000	978,544
Embarcadero Aircraft Securitization Trust, 5.80%, 08/15/25 (b) (e)	682,617	655,312
Enterprise Mortgage Acceptance Co., 6.63%, 01/15/25	898,820	793,679
Master Alternative Loans Trust, 5.50%, 12/25/35	1,000,000	968,341
Opteum Mortgage Acceptance Corp., 5.68%, 12/25/35	1,000,000	983,377
Residential Asset Mortgage Products, Inc., 2002-RSI-AI5, 5.91%, 01/25/32	843,190	840,016
Residential Funding Securities Corp. 2003-RM2-AI3, 4.50%, 05/25/33	1,000,000	964,076
Salomon Smith Barney Recreational Vehicle Trust, 6.30%, 04/15/16	1,000,000	999,517
Structured Asset Securities Corp., Series 2004-6XS, Class A6, 4.63%, 03/25/34	1,000,000	961,245

Total Asset-Backed Securities		10,457,290

Commercial Mortgage-Backed Securities (9.4%)
Banks (1.0%)
ABN Amro Mortgage Corp., Class A23, 5.50%, 06/25/33	1,000,000	985,570

Commercial Services (8.4%)
Commercial Mortgage, Series 2001-J1A, Class B, 6.61%, 02/16/34, (b)	1,000,000	1,040,948
Heller Financial Commercial Mortgage Asset, 6.85%, 05/15/31	1,864,769	1,899,617
JP Morgan Chase Commercial Mortgage Securities, 6.26%, 03/15/33	1,988,567	2,037,580
Merrill Lynch Mortgage Investors, Inc., 7.56%, 11/15/31	1,828,747	1,894,554
Nomura Asset Securities Corp., 6.69%, 03/15/30	1,000,000	1,051,962

		7,924,661

Total Commercial Mortgage-Backed Securities		8,910,231

Corporate Bonds (44.0%)
Air Freight & Couriers (1.1%)

Gartmore Bond Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Federal Express Corp., 7.63%, 01/01/15	1,000,000	1,078,870

Airlines (4.2%)
America West Airlines, Series A, 6.85%, 07/02/09	173,690	173,690
Continental Airlines, Inc., Class A-2, Series 98-3, 6.32%, 11/01/08	1,000,000	1,010,000
Northwest Airlines, Inc., 6.84%, 04/01/11	1,000,000	998,750
United Airlines, 6.93%, 09/01/11	1,000,000	1,125,000
United Airlines, 6.60%, 09/01/13	665,641	674,794

		3,982,234

Banks (2.8%)
Rabobank Cap III, 5.25%, 12/29/49 (b)	1,000,000	965,347
Regions Financial Corp., 7.00%, 03/01/11	1,600,000	1,692,920

		2,658,267

Cars & Light Trucks (2.1%)
DaimlerChrysler, 7.30%, 01/15/12	1,000,000	1,059,676
Nissan Motor Acceptance, 4.63%, 03/08/10 (b)	1,000,000	969,264

		2,028,940

Chemicals (1.0%)
Chemtura Corp., 6.88%, 06/01/16	1,000,000	970,000

Computers (1.8%)
Cisco Systems, Inc., 5.50%, 02/22/16	1,000,000	997,855
Digital Equipment Corp., 7.75%, 04/01/23	625,000	676,171

		1,674,026

Construction & Building Materials (0.6%)
Caterpillar, Inc., 9.38%, 08/15/11	500,000	575,419

Financial Miscellaneous (6.2%)
Block Financial Corp., 8.50%, 04/15/07	1,000,000	1,005,311
Ford Motor Credit Co., 7.38%, 02/01/11	500,000	493,833
General Motors Acceptance Corp., 6.75%, 12/01/14 (c)	500,000	507,306
John Deere Capital Corp., 4.50%, 08/25/08	1,000,000	986,490
Nuveen Investments, 5.50%, 09/15/15 (c)	1,000,000	971,913
OMX Timber Financial Investments LLC, Class A1, 5.42%, 01/29/20 (b)	1,000,000	955,420
SLM Corp., 5.75%, 12/15/08 (e)	1,000,000	1,000,965

		5,921,238

Food & Related (1.8%)
Whitman Corp., 7.29%, 09/15/26	1,500,000	1,712,711

Hotels & Casinos (1.1%)
MGM Mirage, Inc., 6.75%, 08/01/07	1,000,000	1,002,500

Insurance (3.4%)
AMBAC, Inc., 9.38%, 08/01/11	1,000,000	1,149,937
Ohio Casualty Corp., 7.30%, 06/15/14	1,000,000	1,060,038
Oil Insurance Ltd., 7.56%, 12/29/49 (b)	1,000,000	1,032,150

		3,242,125

Gartmore Bond Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Machinery & Capital Goods (1.2%)
Clark Equipment Co., 8.00%, 05/01/23	1,000,000	1,185,884

Medical Equipment & Supplies (2.1%)
Bard (C.R.), Inc., 6.70%, 12/01/26	1,000,000	1,053,355
Baxter Finco BV, 4.75%, 10/15/10	1,000,000	977,436

		2,030,791

Metal Mining (1.1%)
Vale Overseas Ltd., 6.25%, 01/23/17	1,000,000	1,001,880

Motor Vehicle Parts & Accessories (2.0%)
Eaton Corp., 8.88%, 06/15/19	1,500,000	1,878,465

Office Furniture (1.1%)
Herman Miller, Inc., 7.13%, 03/15/11	1,000,000	1,033,391

Oil & Gas (4.2%)
Energy Transfer Partners, 5.65%, 08/01/12	1,000,000	997,663
Kinder Morgan, Inc., 6.50%, 09/01/12	1,000,000	1,011,630
Pemex, 5.75%, 12/15/15	1,000,000	975,000
Premcor Refining Group, 9.25%, 02/01/10	1,000,000	1,049,430

		4,033,723

Paper & Allied Products (1.1%)
Stora Enso Oyj, 7.25%, 04/15/36 (b)	1,000,000	1,040,353

Pharmaceuticals (1.1%)
Allergan, Inc., 5.75%, 04/01/16	1,000,000	1,003,442

Telecommunications (2.2%)
TCI Communications, Inc., 9.80%, 02/01/12	1,000,000	1,175,857
U.S. West Communications, Inc., 6.88%, 09/15/33	1,000,000	950,000

		2,125,857

Utilities (1.8%)
Pacific Gas & Electric, 6.05%, 03/01/34	750,000	750,455
Southwestern Electric Power Co., 7.00%, 09/01/07	1,000,000	1,007,443

		1,757,898

Total Corporate Bonds		41,938,014

Principal Only Bond (1.3%)
U.S. Treasury STRIP (1.3%)
0.00%, 08/15/20 (d)	2,500,000	1,269,248

Total Principal Only Bond		1,269,248

Taxable Municipal Bonds (1.5%)
Iowa (1.0%)
Tobacco Settlement Authority, 6.50%,	985,000	973,899

06/01/23
Louisiana (0.5%)
Tobacco Settlement Financing Corp.,	501,864	502,195

6.36%, 05/15/25
Total Taxable Municipal Bonds		1,476,094

Gartmore Bond Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
U.S. Government Sponsored & Agency Obligations (18.2%)
Federal Home Loan Mortgage Corporation (3.3%)
3.50%, 07/01/18, Gold Pool E01443	3,436,525	3,165,771

Federal National Mortgage Association (8.8%)
7.38%, 09/01/07, Pool #323286	217,915	220,984
7.30%, 05/25/10, Series 00-T5	3,000,000	3,186,997
6.62%, 06/01/16, Pool #383661	1,865,851	2,009,382
5.00%, 04/01/19, Pool #386905	962,154	934,964
6.85%, 05/17/20, Series 97-M6	19,847	19,805
5.50%, 05/25/23, Series 03-33	2,000,000	1,973,530

		8,345,662

Sovereign Agency (0.4%)
AID-Israel, 5.43%, 05/15/24 (d) (e)	1,000,000	400,723

U.S. Treasury Bonds (4.7%)
5.50%, 08/15/28 (c)	3,500,000	3,726,954
5.38%, 02/15/31 (c)	685,000	722,782

		4,449,736

U.S. Treasury Notes (5.7%)
4.13%, 08/15/08 (c)	1,000,000	988,008

4.88%, 07/31/11 (c)	1,000,000	1,002,188
4.50%, 11/30/11 (c)	550,000	542,395
4.50%, 02/15/16 (c)	1,000,000	976,484
4.88%, 05/31/11 (c)	1,000,000	1,002,148
4.50%, 02/15/36 (c)	1,000,000	934,688

Total U.S. Treasury Notes		4,457,903

Total U.S. Government Sponsored and Agency Obligations		17,349,900

Commercial Paper (9.2%)
Financial Services (4.2%)
UBS Finance, 5.22%, 02/06/07	4,000,000	3,997,101

Mortgage-Backed Securities (5.0%)
Countrywide Home Loans, 5.30%, 02/01/07	3,000,000	2,999,558
Falcon Asset Securities Corp. PP, 5.27%, 02/01/07	1,725,000	1,724,747

		4,724,305

Total Commercial Paper		8,721,406

Short-Term Securities Held as Collateral for Securities on Loan (3.5%)
Banc of America Securities LLC Repurchase Agreement, 5.32%, dated 01/31/07, due 02/01/07, repurchase price $2,811,632, collateralized by U.S. Government Agency Mortgages with a market value of $2,867,441	$2,811,217	2,811,217
Washington Mutual Bank Domestic Certificate of Deposit 5.32%, 02/20/07	500,000	500,000

Total Short-Term Securities Held as Collateral for Securities on Loan		3,311,217

Total Investments (Cost $96,159,554) (a)—102.8%		97,891,303
Liabilities in excess of other assets—(2.8)%		(2,646,075)

NET ASSETS—100.0%		$95,245,228

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Rule 144A, Section 4(2) of other security, which is restricted as to resale to institutional investors. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	All or part of this security was on loan as of January 31, 2007.
(d)	Denotes a non-income producing security.
(e)	The rate reflected in the Statement of Investments is the effective yield as of January 31, 2007.

See notes to statements of investments.

Gartmore Government Bond Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored & Agency Obligations (94.6%)
Federal Farm Credit Bank (2.0%)
4.70%, 08/10/15	$2,480,000	$2,406,991

Federal Home Loan Bank (1.3%)
5.99%, 04/15/13, Series BD-13	1,500,000	1,571,183

Federal Home Loan Mortgage Corporation (18.8%)
5.50%, 04/01/07, Gold Pool #M90718	155,933	155,699
5.50%, 11/15/20, REMIC, Series 2541-VL	1,500,000	1,488,122
5.50%, 01/15/22, REMIC, Series 2666-OC	1,500,000	1,496,965
5.50%, 12/15/22, Series 2533-PG	2,500,000	2,430,978
5.00%, 02/15/23, Series 2960, Class BL	3,916,728	3,767,601
6.50%, 03/15/24, REMIC, Series 1684-I	2,000,000	2,052,308
5.00%, 12/15/27, Series 2594-TD	8,393,707	8,250,368
5.00%, 10/15/28, Series 2644, Class AY	3,080,000	3,021,788
6.50%, 03/15/31, REMIC, Series 2296-H	213,226	218,062

		22,881,891

Federal National Mortgage Association (55.1%)
5.28%, 02/27/09	8,000,000	7,999,616
6.30%, 04/01/14, Pool #381570	993,335	1,039,480
7.90%, 08/01/15, Pool #381190	1,545,104	1,745,343
7.11%, 10/01/15, Pool #383142	2,411,490	2,518,994
6.35%, 03/01/16	3,924,495	4,102,608
8.20%, 03/10/16	5,000,000	6,103,675
5.50%, 04/25/16, REMIC, Series 02-55-QD	2,918,986	2,910,874
6.68%, 05/01/16, Pool #383452	1,724,129	1,782,759
4.50%, 12/18/17	3,748,000	3,463,639
9.25%, 10/25/18, REMIC, Series 88-25-B	15,766	16,917
8.50%, 01/25/20, REMIC, Series 90-7-B	43,419	46,355
6.85%, 05/17/20, Series 97-M6-C	30,664	30,599
7.50%, 02/25/23, REMIC, Series 93-16-Z	183,768	192,695
6.00%, 12/25/23, REMIC, Series 93-226-PK	1,000,000	1,011,389
5.50%, 09/25/24, Series 2004-68-DY	2,391,304	2,339,864
6.00%, 10/25/32, Series 2004-45-ZL	2,234,871	2,258,071
3.50%, 11/25/32, REMIC, Series 03-66-AP	3,289,351	3,055,602
6.27%, 02/25/35, REMIC, Series 98-M4-D	2,500,000	2,543,704
4.90%, 04/01/35, Pool #773298	7,802,057	7,657,867
5.54%, 07/01/36, Pool #813605	7,644,975	7,643,271
5.55%, 07/01/36, Pool #745769	8,656,628	8,678,445

		67,141,767

Sovereign Agency (1.7%)
AID—Israel, 6.80%, 02/15/12, Series 3-D	2,000,000	2,098,924

U.S. Treasury Bonds (7.4%)
8.13%, 08/15/19 (b)	7,000,000	9,055,158

U.S. Treasury Inflation Protected Bonds (8.3%)
2.50%, 07/15/16 (b)	10,000,000	10,070,751

Total U.S. Government Sponsored & Agency Obligations		115,226,665

Repurchase Agreements (4.9%)
Nomura Securities, 5.14%, dated 01/31/07,	$5,939,590	5,939,590

Gartmore Government Bond Fund

Statement of Investments

January 31, 2007

(Unaudited)

due 02/01/07, repurchase price $5,940,438,
collateralized by U.S. Government Agency
Mortgages with a market value of $6,058,382
Total Repurchase Agreements		5,939,590

Short-Term Securities Held as Collateral for Securities on Loan (1.9%)
Bank of America Securities LLC Repurchase Agreement, 5.32%,	$2,315,726	2,315,726

dated 01/31/07, due 02/01/07, repurchase price $2,316,068, collateralized by U.S. Government Agency Mortgages with a market value of $2,362,040
Total Short-Term Securities Held as Collateral for Securities on Loan		2,315,726

Total Investments (Cost $123,448,147) (a)—101.4%		123,481,981
Liabilities in excess of other assets—(1.4%)		(1,703,011)

NET ASSETS—100.0%		$121,778,970

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	All or part of the security was on loan as of January 31, 2007.

REMIC Real Estate Mortgage Investment Conduit

See notes to statements of investments.

Gartmore Enhanced Income Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value

Asset-Backed Securities (53.1%)
Federal Home Loan Mortgage Corporation (0.5%)
Series T-50, Class A7, 3.55%, 10/27/31	$2,000,000	$1,921,250

Auto Loans (20.9%)
Americredit Automobile Receivables Trust, 3.10%, 11/06/09	1,835,455	1,831,542
Americredit Automobile Receivables Trust, 2.72%, 01/06/10	2,046,556	2,029,481
Americredit Automobile Receivables Trust, Series 2005-CF, Class A3, 4.47%, 05/06/10	6,867,485	6,837,130
BMW Vehicle Owner Trust, 4.04%, 02/25/09	3,242,620	3,226,805
Capital Auto Receivables Asset Trust, Series 2003-3, Class A4A, 3.40%, 08/15/08	7,400,000	7,346,653
Capital One Auto Finance Trust, 2.96%, 04/15/09	52,173	52,115
Capital One Auto Finance Trust, Series 2006-C, Class A3A, 5.07%, 07/15/11	5,000,000	4,977,384
DaimlerChrysler Auto Trust, Series 2004-A, Class A4, 2.58%, 04/08/09	6,647,771	6,576,632
Ford Credit Auto Owner Trust, 3.48%, 11/15/08	2,230,451	2,217,567
Honda Auto Receivables Owner Trust, Series 2004-3, Class A3, 2.91%, 10/20/08	2,292,984	2,271,943
Honda Auto Receivables Owner Trust, Series 2003-3, Class A4, 2.77%, 11/21/08	1,483,222	1,480,984
Household Automotive Trust, 4.80%, 10/18/10	7,000,000	6,961,950
Nissan Auto Receivables Owner Trust, Series 2004-B, Class A3, 3.35%, 05/15/08	1,942,194	1,931,853
Nissan Auto Receivables Owner Trust, Series 2006-B, Class A2, 5.18%, 08/15/08	4,659,777	4,656,789
Onyx Acceptance Auto Trust, 2.94%, 12/15/10	3,639,630	3,591,297
USAA Auto Owner Trust, Series 2005-3, Class A2, 4.52%, 06/16/08	2,479,244	2,476,147
USAA Auto Owner Trust, Series 2004-3, Class A3, 3.16%, 02/17/09	2,951,767	2,932,888
USAA Auto Owner Trust, Series 2006-2, Class A2, 5.31%, 03/16/09	7,285,681	7,284,185
WFS Financial Owner Trust, 2.41%, 12/20/10	2,420,154	2,405,977
WFS Financial Owner Trust, 4.39%, 11/19/12	4,963,000	4,906,336
World Omni Auto Receivables Trust, 4.30%, 03/20/08	217,074	216,938
World Omni Auto Receivables Trust, 3.29%, 11/12/08	1,764,136	1,757,989

		77,970,585

Gartmore Enhanced Income Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value

Credit Cards (15.5%)
Bank One Issuance Trust, Series 2002-A3, Class A3, 3.59%, 05/17/10	6,050,000	5,982,118
Bank One Issuance Trust, Series 2003-A7, Class A7, 3.35%, 03/15/11	5,000,000	4,871,631
Chase Credit Card Issuance Trust, Series 2004-A9, Class A9, 3.22%, 06/15/10	6,825,000	6,727,320
Citibank Credit Card Issuance Trust, Series 2002-A1, Class A1, 4.95%, 02/09/09	8,890,000	8,888,281
Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4, 3.20%, 08/24/09	8,000,000	7,904,817
Discover Card Master Trust I, Series 2002-2, Class A, 5.15%, 10/15/09	9,000,000	8,997,987
MBNA Credit Card Master Note Trust, 2.70%, 09/15/09	8,000,000	7,959,045
MBNA Credit Card Master Note Trust, Series 2005-A1, Class A1, 4.20%, 09/15/10	6,585,000	6,499,646

		57,830,845

Equipment (4.2%)
Caterpillar Financial Asset Trust, Series 2004-A, Class A3, 3.13%, 01/26/09	1,502,275	1,491,705
CIT Equipment Collateral, Series 2006-VT1, Class A2, 5.13%, 03/20/08	5,000,000	4,993,797
John Deere Owner Trust, 3.98%, 06/15/09	3,819,211	3,790,669
MBNA Practice Solutions Owner Trust, Series 2005-2, Class A2, 4.10%, 01/15/09 (d)	5,238,272	5,200,552

		15,476,723

Mortgage-Backed (8.0%)
Centex Home Equity, 5.04%, 10/25/35	1,058,882	1,054,506
Chase Funding Mortgage Loan, 2.98%, 04/25/26	565,547	561,210
Chase Funding Mortgage Loan, 3.34%, 05/25/26	2,735,361	2,691,419
Chase Funding Mortgage Loan, 4.21%, 09/25/26	2,515,711	2,502,182
Chase Funding Mortgage Loan, 3.30%, 11/25/29	2,780,174	2,741,251
Citigroup Residential Mortgage Securities, Series 2006-1, Class A1, 5.96%, 07/25/36	4,300,702	4,295,719
Countrywide Asset-Backed Certificates, 4.37%, 11/25/35	6,525,533	6,463,844
Popular ABS Mortgage Pass-Through Trust, 5.46%, 09/25/35 (c)	1,555,689	1,556,435
Popular ABS Mortgage Pass-Through Trust, 5.45%, 11/25/35 (c)	2,081,310	2,081,757
Popular ABS Mortgage Pass-Through Trust, 5.36%, 01/25/36	2,857,429	2,841,953
Residential Asset Mortgage Products, Inc., 5.00%, 03/25/31	304,256	302,301
Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 06/25/18	1,301,480	1,248,270
Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI3, 2.68%, 01/25/19	1,522,955	1,503,120

		29,843,967

Gartmore Enhanced Income Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value

Rate Reduction Bonds (4.0%)
Massachusetts RRB Special Purpose Trust, Series 1999-1, Class A4, 6.91%, 09/15/09	3,608,933	3,626,269
Public Service New Hampshire Funding LLC, Series 2001-1 Class A2, 5.73%, 11/01/10	4,415,764	4,430,632

TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A1, 3.52%, 11/15/11	6,700,958	6,540,492

		14,597,393

Total Asset-Backed Securities		197,640,763

Commercial Mortgage-Backed Securities (21.9%)
Asset Securitization Corp., 7.40%, 10/13/26	792,898	815,410
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A1, 4.36%, 11/10/42	2,632,742	2,616,001
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A2, 4.64%, 11/10/42	4,000,000	3,963,320
Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A1, 4.04%, 07/10/43	4,268,032	4,234,008
Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP2, Class A1, 6.08%, 02/15/35	884,655	892,653
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A1, 3.79%, 10/15/41	5,941,401	5,815,350
Commercial Mortgage Asset Trust, 6.59%, 01/17/32	604,569	604,354
Commercial Mortgage Pass-Through Certification, 6.46%, 05/15/32	4,851,301	4,898,715
CS First Boston Mortgage Securities Corp., 2.61%, 08/15/36	41,719	41,625
CS First Boston Mortgage Securities Corp., 2.08%, 05/15/38	4,140,772	4,039,406
GE Capital Commercial Mortgage Corp., Series 2003-C1, Class A1, 3.09%, 01/10/38	6,173,249	6,045,459
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A1, 2.80%, 06/12/41	4,823,512	4,698,512
LB-UBS Commercial Mortgage Trust, Series 2000-C5, Class A1, 6.41%, 12/15/19	4,954,344	4,982,935
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A2, 5.53%, 12/15/25	2,614,595	2,613,463
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A2, 5.97%, 03/15/26	2,874,330	2,882,523
LB-UBS Commercial Mortgage Trust, Series 2002-C2, Class A2, 4.90%, 06/15/26	7,453,315	7,416,729

Gartmore Enhanced Income Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value

LB-UBS Commercial Mortgage Trust, Series 2002-C7, Class A1, 3.17%, 12/15/26	388,427	384,444
LB-UBS Commercial Mortgage Trust, Series 2002-C7, Class A2, 3.90%, 12/15/26	4,035,000	3,982,654
LB-UBS Commercial Mortgage Trust, Series 2003-C1, Class A1, 2.72%, 03/15/27	3,820,596	3,738,747
LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A2, 3.48%, 07/15/27	5,000,000	4,860,275
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A3, 6.46%, 02/15/33	632,636	635,371
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A2, 5.90%, 10/15/35	1,025,486	1,024,611
Morgan Stanley Dean Witter Capital I, Series 2003-T11, Class A1, 3.26%, 06/13/41	1,726,680	1,686,802
Nomura Asset Securities Corp., 6.59%, 03/15/30	6,909,536	6,977,705
Wachovia Bank Commercial Mortgage Trust, 3.00%, 11/15/34	1,933,151	1,919,288

Total Commercial Mortgage-Backed Securities		81,770,360

Corporate Bonds (12.0%)
Financial Services (12.0%)
AIG SunAmerica Global Finance XII, 5.30%, 05/30/07 (d)	8,000,000	7,997,248
Bank of America Corp., 5.25%, 02/01/07	7,000,000	7,000,000
Goldman Sachs Group, Inc., 4.13%, 01/15/08 (b)	8,000,000	7,910,112
MBNA Corp., 5.63%, 11/30/07	8,100,000	8,107,962
Merrill Lynch & Co., 3.00%, 04/30/07	5,000,000	4,972,350
Morgan Stanley, 5.80%, 04/01/07 (b)	8,675,000	8,678,514

Total Corporate Bonds		44,666,186

Collateralized Mortgage Obligations (6.4%)
Federal Home Loan Mortgage Corporation (3.6%)
Series 2611, Class KC, 3.50%, 01/15/17	1,373,806	1,319,481
Series 2691, Class MA, 4.00%, 01/15/18	31,369	31,301
Series 2664, Class GA, 4.50%, 01/15/18	1,475,902	1,445,546
Series 2700, Class PA, 4.50%, 04/15/18	85,634	85,447
Series 2613, Class PA, 3.25%, 05/15/18	1,512,699	1,405,335
Series 2630, Class JA, 3.00%, 06/15/18	1,454,877	1,388,002
Series 2928, Class NA, 5.00%, 11/15/19	3,946,951	3,927,962

Gartmore Enhanced Income Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Series 2682, Class XK, 3.00%, 01/15/21	2,454,884	2,424,164
Series 2726, Class AC, 3.75%, 09/15/22	1,274,135	1,262,254

		13,289,492

Federal National Mortgage Association (1.5%)
Series 2004-34, Class PL, 3.50%, 05/25/14	2,676,369	2,618,584
Series 2003-57, Class NB, 3.00%, 06/25/18	1,274,260	1,191,241
Series 2003-75, Class NB, 3.25%, 08/25/18	1,006,766	961,784
Series 2003-14, Class AN, 3.50%, 03/25/33	883,051	827,814

Government National Mortgage Association (1.3%)
Series 2004-103, Class A, 3.88%, 12/16/19	5,067,704	4,948,258

Total Collateralized Mortgage Obligations		23,837,173

U.S. Treasury Notes (2.7%)
4.88%, 08/31/08 (b)	5,000,000	4,990,430
4.63%, 09/30/08 (b)	5,000,000	4,972,655

Total U.S. Treasury Notes		9,963,085

U.S. Government Agencies—Mortgages (0.9%)
Federal Home Loan Mortgage Corporation (0.1%)
Pool #E00678, 6.50%, 06/01/14	174,156	177,899
Pool #E00991, 6.00%, 07/01/16	217,784	220,514

		398,413

Federal National Mortgage Association (0.8%)
Pool #190255, 6.50%, 02/01/09	80,548	80,991
Pool #254256, 5.50%, 04/01/09	62,428	62,623
Pool #253845, 6.00%, 06/01/16	275,708	279,154
Pool #254089, 6.00%, 12/01/16	411,777	416,925
Pool #545415, 6.00%, 01/01/17	366,744	371,329
Pool #625178, 5.50%, 02/01/17	783,252	781,963
Pool #254195, 5.50%, 02/01/17	865,675	864,250

		2,857,235

Total U.S. Government Agencies—Mortgages		3,255,648

Repurchase Agreements (2.9%)
Nomura Securities, 5.14%, dated 01/31/07, due 02/01/07, repurchase price $10,973,909, collateralized by U.S. Government Agency Mortgages with a market value of $11,191,789	$10,972,342	10,972,342

Total Repurchase Agreements		10,972,342

Short-Term Securities Held as Collateral for Securities on Loan (3.7%)
Bank of America Securities LLC Repurchase Agreement, 5.32%, dated 01/31/07, due 02/01/07, repurchase price $8,304,131, collateralized by U.S. Government Agency Mortgages with a market value of $8,468,962	$8,302,904	8,302,904
CDC Financial Products, Inc. Master Note, 5.36%, 03/30/07 (c)	3,000,000	3,000,000
Deutsche Bank London Time Deposit, 5.34%, 06/01/07 (c)	700,000	700,000
Dexia Bank Paris Time Deposit, 5.34%, 06/01/07 (c)	700,000	700,000
Washington Mutual Bank Domestic Certificate of Deposit, 5.32%, 02/20/07	1,000,000	1,000,000

Gartmore Enhanced Income Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Total Short-Term Securities Held as Collateral for Securities on Loan		13,702,904

Total Investments (Cost $378,888,849) (a)—103.6%		385,808,461
Liabilities in excess of other assets—(3.6%)		(13,250,314)

NET ASSETS—100.0%		$372,558,147

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	All or part of the security was on loan as of January 31, 2007.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2007.

The maturity date represents the actual maturity date.

(d)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

See notes to statements of investments.

Gartmore Short Duration Bond Fund

Statement of Investments

January 31, 2007

	Principal Amount	Value
Asset Backed Securities (12.1%)
Automobiles (1.7%)
Americredit Automobile Receivables Trust, Series 2005-CF, Class A4, 4.63%, 06/06/12	$1,500,000	$1,483,440

Federal Home Loan Mortgage Corporation (1.8%)
Series T-50, Class A6, 3.61%, 09/27/12	1,602,569	1,560,012

Home Equity Loans (8.6%)
Centex Home Equity, Series 2004-B, Class AF4, 4.12%, 01/25/32	1,463,898	1,418,743
CitiFinancial Mortgage Securities, Inc., Series 2003-4, Class AF4, 4.43%, 10/25/33	3,000,000	2,951,785
Equity One, Inc., Series 2004-3, Class AF3, 4.27%, 07/25/34	916,761	913,114
Residential Asset Mortgage Products, Inc., Class 2003-KJ10, 4.47%, 03/25/32	2,392,457	2,355,134

		7,638,776

Total Asset Backed Securities		10,682,228

Commercial Mortgage Backed Securities (17.6%)
Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP4. 5.06%, 11/15/16	1,833,324	1,818,243
Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP2, 6.08%, 02/15/35	1,032,097	1,041,429
CS First Boston Mortgage Securities Corp., Series 2000-C1, Class A1, 7.33%, 04/15/62	1,526,811	1,549,143
LB-UBS Commercial Mortgage Trust, 4.89%, 09/15/30	2,000,000	1,971,417

Merrill Lynch Commercial Mortgage Trust, 4.71%, 07/12/46 (b)	1,444,539	1,417,846
Morgan Stanley Dean Witter Capital I, Series 1998-WFS, Class A2, 6.54%, 07/15/30	1,943,680	1,959,817
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, 6.46%, 02/15/33	506,109	508,297
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, 6.01%, 07/15/33	1,023,278	1,024,579
Nomura Asset Securities Corp., Series 1998-D6, 6.59%, 03/15/30	2,837,845	2,865,844
Wachovia Commercial Mortgage Trust 2005-C17 A2, 4.78%, 03/15/42	1,380,000	1,354,810

Gartmore Short Duration Bond Fund

Statement of Investments

January 31, 2007

	Principal Amount	Value
Total Commercial Mortgage Backed Securities		15,511,425

Corporate Bonds (5.1%)
Financial Services (5.1%)
Household Finance Co., 5.88%, 02/01/09	1,500,000	1,517,205
Province of Ontario, 3.38%, 01/15/08	3,000,000	2,946,510

Total Corporate Bonds		4,463,715

U.S. Government Sponsored Mortgage-Backed Obligations (22.3%)
Federal Home Loan Mortgage Corporation (7.0%)
Series 2870, Class BC, 4.50%, 07/15/14	3,000,000	2,957,815
Series 2676, Class CV 4.00%, 05/15/16	1,580,907	1,531,381
Series 2626, Class UN 4.00%, 8/15/29	1,704,138	1,667,516

		6,156,712

Federal National Mortgage Association (11.4%)
Series 2004-79, Class VE, 4.50%, 8/25/10	1,608,237	1,583,486
Series 2004-9, Class YJ, 4.00%, 10/25/13	4,591,276	4,512,260
Series 2004-80, Class LG, 4.00%, 10/25/16	4,040,769	3,934,585

		10,030,331

Government National Mortgage Association (3.9%)
Series 2004-76, Class QA, 4.00%, 01/20/34	1,797,909	1,713,113
Series 2004-22, Class BK, 3.47%, 04/20/34	1,820,129	1,751,238

		3,464,351

Total U.S. Government Sponsored Mortgage-Backed Obligations		19,651,394

U.S. Treasury Notes (34.5%)
U.S. Treasury Notes (34.5%)
5.00%, 07/31/08	2,000,000	2,000,240
4.13%, 08/15/08	7,000,000	6,916,070
4.38%, 11/15/08	12,000,000	11,881,440
4.88%, 05/15/09	4,000,000	3,997,200
4.88%, 08/15/09	5,500,000	5,498,735

Total U.S. Treasury Notes		30,293,685

Repurchase Agreements (8.0%)
Nomura Securities, 5.14%, dated 01/31/07, due 02/01/07, Repurchase price $ 7,073,398, collateralized by U.S. Government Agency Mortgages with a market value of $7,213,836	7,072,388	7,072,388

Total Repurchase Agreements		7,072,388

Total Investments (Cost $89,141,978) (a)—99.6%		87,674,835
Other assets in excess of liabilities—0.4%		322,425

NET ASSETS - 100.0%		$87,997,260

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Variable rate security. The rate reflected in the Statements of Investments is the rate in effect on January 31, 2007.

See notes to statements of investments.

Gartmore Tax-Free Income Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Municipal Bonds (101.9%)
Alabama (6.0%)
Alabama 21st Century Authority Tobacco Settlement Revenue Bonds, 5.75%, 12/01/15	$1,500,000	$1,606,770
Alabama 21st Century Authority Tobacco Settlement Revenue Bonds, 5.50%, 12/01/21	4,000,000	4,152,799
Auburn University Alabama General Fee Revenue Bonds, 5.50%, 06/01/18	1,685,000	1,785,679
Birmingham, Alabama Water & Sewer Revenue Warrants, Series 1998-A, 4.75%, 01/01/29	1,750,000	1,761,253

		9,306,501

Arizona (1.2%)
Mesa, Arizona Industrial Development Authority Revenue Bonds, (Discovery Health Systems), Series A, 5.63%, 01/01/29	1,800,000	1,905,624

California (3.4%)
California State General Obligation Unlimited Tax Bonds, 5.00%, 03/01/21	5,000,000	5,302,900

District of Columbia (1.7%)
District of Columbia General Obligation Unlimited Bonds, Series A, 5.50%, 06/01/29	1,775,000	1,850,260
District of Columbia Prerefunded General Obligation Unlimited, Series A, 5.50%, 06/01/29	725,000	759,409

		2,609,669

Florida (2.9%)
Florida State Board of Education Capital Outlay (Public Education), Series D, 5.75%, 06/01/22	1,050,000	1,116,108
Tampa Bay Water Florida Utility System Revenue Bonds, 5.50%, 10/01/18	3,000,000	3,403,800

		4,519,908

Georgia (4.4%)
Atlanta, Georgia Airport General Obligation Refunding Revenue Bonds, Series A, 5.50%, 01/01/26	1,000,000	1,056,690
Georgia Local Government Certificates of Participation Grantor Trust, Series 1998-A, 4.75%, 06/01/28	1,000,000	1,053,730
Georgia Municipal Electric Power Authority Revenue Bonds, Prerefunded Series V, 6.60%, 01/01/18	55,000	63,375
Georgia Municipal Electric Power Authority Revenue Bonds, Prerefunded Series V, 6.60%, 01/01/18	465,000	553,071

Gartmore Tax-Free Income Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Georgia Municipal Electric Power Authority Revenue Bonds, Unrefunded Series V, 6.60%, 01/01/18	2,230,000	2,596,969
Georgia Private College & Universities Authority, Refunding Revenue Bonds, (Mercer University Project), Series A, 5.25%, 10/01/25	1,500,000	1,534,290

		6,858,125

Illinois (12.0%)
Chicago Illinois Prerefunded Project General Obligation Limited, Series A, 5.38%, 01/01/24	1,995,000	2,072,965
Chicago Illinois Unrefunded Project General Obligation Limited, Series A, 5.38%, 01/01/24	935,000	966,126
Illinois Development Finance Authority Hospital Revenue Bonds, (Adventist Health Systems/Sunbelt Obligation), 5.50%, 11/15/20	1,750,000	1,839,110
Illinois Development Finance Authority Hospital Revenue Bonds, (Adventist Health Systems/Sunbelt Obligation), 5.65%, 11/15/24	3,000,000	3,164,520
Illinois State General Obligation Unlimited Revenue Bonds, 5.25%, 05/01/23	3,425,000	3,609,299
Illinois State Toll Highway Authority Revenue Bonds, 5.00%, 01/01/27	2,000,000	2,116,820
Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax Revenue Bonds (McCormick Place Expansion Project), 5.50%, 12/15/24	4,500,000	4,719,465

		18,488,305

Indiana (5.1%)
Ball State University Student Fee Revenue Bonds, Series J, 6.20%, 07/01/20	1,000,000	1,085,410
Indiana State Toll Road Commission East-West Toll Road Revenue Bonds, Series 1980, 9.00%, 01/01/15	5,335,000	6,753,363

		7,838,773

Kansas (1.1%)
Wichita, Kansas Hospital Revenue Refunding Bonds (Facilities Improvements Series 11), 6.75%, 11/15/19	1,500,000	1,632,330

Louisiana (1.2%)
Tobacco Settlement Financing Corp. (Louisiana Revenue Asset Backed), Series 2001B, 5.88%, 05/15/39	1,750,000	1,876,735

Massachusetts (5.0%)
Massachusetts State Consumer Loan General Obligation Limited, Series C, 5.50%, 11/01/15	1,500,000	1,666,800
Massachusetts State Consumer Loan General Obligation Limited, Series D, 5.50%, 10/01/16	1,000,000	1,117,410
Massachusetts State Consumer Loan General Obligation Limited, Series D, 5.50%, 08/01/19	1,000,000	1,133,670

Gartmore Tax-Free Income Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Massachusetts State General Obligation Unlimited Bonds, Series D, 5.50%, 10/01/18	2,000,000	2,259,260
Massachusetts State Prerefunded Consumer Loan General Obligation Limited, Series B, 5.25%, 03/01/21	95,000	101,207
Massachusetts State Unrefunded Consumer Loan General Obligation Limited, Series B, 5.25%, 03/01/21	1,405,000	1,496,803

		7,775,150

Michigan (4.9%)
Michigan State General Obligation Unlimited Tax Bonds (Environmental Protection Program), Series 1992, 6.25%, 11/01/12	3,500,000	3,804,535
Michigan State Hospital Finance Authority Refunding Revenue Bonds, (Henry Ford Health), 6.00%, 11/15/24	1,500,000	1,597,995
Michigan State Hospital Finance Authority Revenue Bonds, (Ascension Health Credit), Series A, 5.75%, 11/15/18	2,000,000	2,120,320

		7,522,850

Minnesota (1.0%)
St. Louis Park, Minnesota Independent School District Number 283 General Obligation Unlimited Tax Bonds, 5.75%, 02/01/18	1,500,000	1,554,345

Missouri (1.2%)
Jackson County, Missouri Special Obligation Revenue Bonds, Series A, 5.50%, 12/01/12	1,415,000	1,532,587
Missouri State Environmental Improvement & Energy Resource Authority, State Revolving Fund-Multiple, Series A, Refunded Portion, 6.55%, 07/01/14	365,000	365,321

		1,897,908

Nebraska (3.0%)
Omaha Convention Center General Obligation Unlimited Tax Bonds, 5.25%, 04/01/26	4,000,000	4,560,120

Nevada (0.8%)
University of Nevada Community College Revenue Bonds, 5.38%, 07/01/20	1,200,000	1,260,576

New Jersey (6.6%)
New Jersey State Transportation Trust Fund Authority, Transportation Systems Revenue Bonds, Series A, 5.75%, 06/15/17	1,000,000	1,128,180
New Jersey State Transportation Trust Fund Authority, Transportation Systems Revenue Bonds, Series B, 6.00%, 12/15/15	2,000,000	2,197,240
New Jersey State Transportation Trust Fund Authority, Transportation Systems Revenue Bonds, Series D, 5.00%, 06/15/19	5,250,000	5,673,990

Gartmore Tax-Free Income Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
New Jersey State Turnpike Authority Revenue Bonds, Prerefunded Series 1991-C, 6.50%, 01/01/16	790,000	913,754
New Jersey State Turnpike Authority Revenue Bonds, Prerefunded Series 1991-C, 6.50%, 01/01/16	55,000	63,613
New Jersey State Turnpike Authority Revenue Bonds, Unrefunded Series 1991-C, 6.50%, 01/01/16	155,000	175,956

		10,152,733

New Mexico (1.0%)
Bernalillo County, New Mexico Gross Receipts Tax Revenue Bonds, 5.25%, 10/01/26	1,500,000	1,555,905

New York (1.4%)
New York State Local Government Assistance Corporation Revenue Refunding Bonds, Series 1993-E, 6.00%, 04/01/14	1,000,000	1,112,980
New York, New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.75%, 11/15/19	795,000	851,874
New York, New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.75%, 11/15/19	205,000	219,666

		2,184,520

North Carolina (2.5%)
North Carolina Housing Finance Agency, Single-Family Revenue Bonds, Series A, 6.25%, 03/01/17	550,000	550,660
North Carolina Med Care Commission Hospital Revenue Bonds, (Gaston Health Care), Unrefunded, 5.00%, 02/15/29	1,230,000	1,239,938
North Carolina Medical Care Commission Hospital Revenue Bonds (Firsthealth of the Carolinas), 4.75%, 10/01/26	2,000,000	2,028,680

		3,819,278

Ohio (2.5%)
Hamilton, Ohio City School District General Obligation Bonds, Series A, 5.50%, 12/01/19	1,000,000	1,056,500
Montgomery County, Ohio Hospital Revenue Bonds (Kettering Medical Center), 6.75%, 04/01/18	2,500,000	2,739,400

		3,795,900

South Carolina (6.5%)
Greenville, South Carolina Waterworks Revenue Bonds, 5.25%, 02/01/16	1,685,000	1,789,571
Greenwood Fifty School Facilities, Inc. Revenue Bonds, 5.00%, 12/01/20	3,805,000	4,033,338
South Carolina State Public Service Authority Revenue Bonds, Series A, 5.50%, 01/01/22	1,000,000	1,056,690
South Carolina Transportation Infrastructure Revenue Bonds, Series A, 5.38%, 10/01/24	3,000,000	3,152,280

		10,031,879

Gartmore Tax-Free Income Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Tennessee (3.6%)
Shelby County, Tennessee Educational & Housing Facilities Board Revenue Bonds (St. Judes Children’s Research), 5.38%, 07/01/24	4,200,000	4,426,296
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds (St. Judes Children’s Research), 6.00%, 07/01/14	1,000,000	1,068,110

		5,494,406

Texas (14.8%)
Collin County, Texas Permanent Improvement General Obligation Limited Tax Bonds, Series A, 5.50%, 02/15/19	1,300,000	1,344,265
Comal, Texas Independent School District General Obligation Unlimited Tax School Building and Refunding Bonds, 5.63%, 08/01/19	2,000,000	2,086,380
Fort Bend Independent School District, Texas General Obligation Unlimited Tax Bonds, Series 1996, 5.00%, 02/15/18	2,300,000	2,505,597
Harris County, Texas Health Facilities Development Corporation Revenue School Health Care Systems, Series B, 5.75%, 07/01/27	5,325,000	6,306,290
Houston, Texas Independent School District General Obligation Limited Tax School House Refunding Bonds, Series 1997, 5.38%, 08/15/17	1,500,000	1,500,705
Houston, Texas Independent School District General Obligation Limited Tax School House Refunding Bonds, Series A, 4.75%, 02/15/26	2,000,000	2,014,960
Leander, Texas Independent School District General Obligation Unlimited Refunding Bonds, 5.00%, 08/15/22	1,000,000	1,040,590
Lower Colorado River Authority, Texas Junior Lien Refunding Revenue Bonds, Escrowed Series 1992, 6.00%, 01/01/17	1,245,000	1,451,384
San Antonio, Texas Water Revenue Bonds, 5.00%, 05/15/25	1,000,000	1,035,540
Spring Branch, Texas Independent School District General Obligation Limited, 5.20%, 02/01/20	1,500,000	1,569,690
Wichita Falls, Texas Water and Sewer Revenue Bonds (Priority Lien), 5.38%, 08/01/19	2,000,000	2,122,940

		22,978,341

Vermont (1.4%)
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Fletcher Allen Health), Series A, 6.00%, 12/01/23	2,000,000	2,151,640

Virginia (2.0%)
Virginia College Building Authority Educational Facilities Revenue Bonds, 5.00%, 02/01/18	2,955,000	3,096,958

Gartmore Tax-Free Income Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Washington (3.7%)
Seattle, Washington Municipal Light & Power Revenue Improvement & Refunding Revenue Bonds, 5.13%, 03/01/26	1,000,000	1,033,880
Seattle, Washington Water Systems Revenue Bonds, 5.38%, 03/01/29	2,000,000	2,065,780
Washington State Motor Vehicle Fuel Tax General Obligation Unlimited Tax Bonds, Series C, 5.80%, 01/01/17	1,000,000	1,054,490
Washington State Variable Purpose General Obligation Unlimited Tax Bonds, 5.00%, 01/01/23	1,500,000	1,602,645

		5,756,795

Wisconsin (1.0%)
Wisconsin State Transportation Revenue Bonds, Series A, 5.50%, 07/01/16	1,500,000	1,583,130

Total Municipal Bonds		157,511,304

Total Investments (Cost $148,129,338) (a)—101.9%		157,511,304
Liabilities in excess of other assets—(1.9)%		(2,940,890)

NET ASSETS—100.0%		$154,570,414

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

Distribution of investments, as a percentage of net assets in securities at value, is as follows:

Industry	Percent	Value
Air, Water, and Solid Waste	1.37%	$2,122,940
Airports-Flying Fields	0.68%	1,056,690
Colleges and Universities	5.19%	8,017,824
Elementary and Secondary Schools	7.92%	12,246,228
Environmental Quality	0.24%	365,321
Facilities Support Services	3.72%	5,755,005
Finance, Taxation, and Money	5.15%	7,965,465
General Obligation	22.81%	35,251,789
Health Services	9.03%	13,952,337
Hospitals	11.82%	18,267,917
Regulation, Administration of Transportation	1.77%	2,736,453
Regulation, Administration of Utilities	0.67%	1,033,880
Single Family Housing	0.36%	550,660
Tobacco and Tobacco Products	4.94%	7,636,305
Transportation Services	12.23%	18,905,053
Water, sewer, and Utility	9.54%	14,741,892
Non Classifiable Establishments	3.43%	5,302,900
General Obligation – State	1.04%	1,602,645

See notes to statements of investments.

Gartmore Global Financial Services Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (96.8%)
AUSTRALIA (3.8%)
Banking (2.6%)
Australia & New Zealand Banking	36,290	$823,235
Group Ltd. (c)
Commonwealth Bank of Australia (c)	16,880	658,106

		1,481,341

Property Trust (1.2%)
Westfield Group, Inc. (c)	38,270	664,085

		2,145,426

BERMUDA (0.5%)
Insurance (0.5%)
XL Capital Ltd., Class A	4,000	276,000

CANADA (2.3%)
Banking (2.3%)
Royal Bank of Canada	15,950	740,221
Toronto-Dominion Bank	9,700	576,146

		1,316,367

CHILE (1.5%)
Banking (1.5%)
Banco Santander Chile SA ADR	16,860	833,896

CHINA (1.1%)
Banking (1.1%)
China Construction Bank, Class H (c)	1,036,300	609,225

FRANCE (4.3%)
Banking (2.8%)
BNP Paribas SA (c)	14,130	1,582,343

Insurance (1.5%)
Axa (c)	20,000	848,042

		2,430,385

GERMANY (3.3%)
Banking (2.7%)
Commerzbank AG (c)	17,100	724,549
Deutsche Bank AG (c)	5,450	771,979

		1,496,528

Financial Services (0.6%)
Deutsche Boerse AG (c)	1,600	338,341

		1,834,869

GREECE (4.1%)
Banking (4.1%)
Alpha Bank AE (c)	28,300	914,458
National Bank Of Greece SA (c)	26,970	1,408,981

		2,323,439

HONG KONG (0.8%)
Financial Services (0.8%)
Hang Lung Group Ltd. (c)	131,130	449,062

IRELAND (2.6%)
Banking (1.9%)

Gartmore Global Financial Services Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Anglo Irish Bank Corp. PLC (c)	25,910	526,330
Bank of Ireland (c)	25,560	572,565

		1,098,895

Transportation (0.7%)
Genesis Lease Ltd. ADR (b)	14,180	367,546

		1,466,441

ITALY (3.0%)
Banking (3.0%)
UniCredito Italiano SpA (c)	185,178	1,720,000

JAPAN (9.2%)
Banking (2.7%)
Mitsubishi UFJ Financial Group, Inc. (c)	74	898,059
Sumitomo Mitsui Financial Group, Inc. (c)	33	337,304
Suruga Bank Ltd. (c)	21,300	279,350

		1,514,713

Financial Services (4.1%)
K.K. DaVinci Advisors (b) (c)	360	421,835
Mizuho Financial Group, Inc. (c)	85	615,160
Nomura Holdings, Inc. (c)	23,300	476,956
ORIX Corp. (c)	2,700	779,350

		2,293,301

Insurance (0.7%)
Millea Holdings, Inc. (c)	11,200	402,645

Real Estate (1.7%)
Mitsubishi Estate Co. Ltd. (c)	17,000	488,029
Sumitomo Realty & Development Co. Ltd. (c)	13,700	477,862

		965,891

		5,176,550

NETHERLANDS (3.7%)
Commercial Services (0.6%)
AerCap Holdings NV ADR (b)	12,620	335,061

Financial Services (1.3%)
Fortis NV (c)	17,680	744,724

Insurance (1.8%)
ING Groep NV (c)	22,510	988,862

		2,068,647

SPAIN (3.1%)
Banking (2.6%)
Banco Bilbao Vizcaya Argentaria SA (c)	59,760	1,493,943

Financial Services (0.5%)
Bolsas y Mercados Espanoles (c)	6,140	272,547

		1,766,490

SWITZERLAND (4.7%)
Financial Services (4.7%)
Credit Suisse Group (c)	16,500	1,170,419
UBS AG (c)	23,380	1,470,118

		2,640,537

UNITED KINGDOM (7.9%)
Banking (6.3%)
HBOS PLC (c)	46,950	1,027,388
HSBC Holdings PLC (c)	66,126	1,204,737
Royal Bank of Scotland Group PLC (c)	33,770	1,360,205

		3,592,330

Gartmore Global Financial Services Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Real Estate Investment Trusts (1.6%)
British Land Co. PLC (c)	14,800	458,419
Land Securities Group PLC (c)	10,000	422,401

		880,820

		4,473,150

UNITED STATES (40.9%)
Banking (12.5%)
Bank of America Corp.	9,340	491,097
BB&T Corp.	11,670	493,174
First Midwest Bancorp, Inc.	6,150	230,871
First State Bancorporation	12,360	285,763
J.P. Morgan Chase & Co.	18,100	921,833
Northern Trust Corp.	10,500	637,875
State Street Corp.	8,610	611,741
SunTrust Banks, Inc.	3,910	324,921
U.S. Bancorp	15,790	562,124
Wachovia Corp.	34,090	1,926,084
Westfield Financial, Inc.	24,860	272,217
Wintrust Financial Corp.	6,050	277,030

		7,034,730

Financial Services (13.8%)
Accredited Home Lenders Holding Co. (b)	10,600	294,362
Chicago Mercantile Exchange	1,020	574,566
Citigroup, Inc.	17,180	947,133
E*TRADE Financial Corp. (b)	17,390	423,968
Franklin Resources, Inc.	4,590	546,715
Goldman Sachs Group, Inc.	8,670	1,839,426
HFF, Inc., Class A (b)	4,300	80,410
IntercontinentalExchange, Inc. (b)	6,340	827,687
Merrill Lynch & Co., Inc.	8,400	785,904
Moody’s Corp.	3,950	282,662
Schwab (Charles) Corp.	18,200	344,344
T. Rowe Price Group, Inc.	12,900	619,071
Wright Express Corp. (b)	9,870	304,687

		7,870,935

Insurance (9.7%)
Allstate Corp.	4,800	288,768
American International Group, Inc.	17,020	1,165,018
Assurant, Inc.	8,420	467,984
Employers Holdings, Inc. (b)	8,200	163,754
HCC Insurance Holdings, Inc.	20,520	640,224
OneBeacon Insurance Group Ltd. (b)	17,720	458,771
Principal Financial Group, Inc.	8,650	532,927
Progressive Corp. (The)	11,700	271,323
Prudential Financial, Inc.	10,350	922,496
St. Paul Travelers Cos., Inc. (The)	10,690	543,587

		5,454,852

Real Estate Investment Trusts (4.9%)
Boston Properties, Inc.	3,710	467,794
CBRE Realty Finance, Inc.	17,300	285,796
Health Care Property Investors, Inc.	7,600	313,500
iStar Financial, Inc.	14,500	727,175
ProLogis	5,600	364,000
Rait Financial Trust	7,750	289,773
Simon Property Group, Inc.	2,560	292,838

		2,740,876

		23,101,393

Total Common Stocks		54,631,877

Gartmore Global Financial Services Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Repurchase Agreements (3.2%)
Nomura Securities, 5.14% dated 01/31/07, due 02/01/07, repurchase price $1,782,970, collateralized by U.S. Government Agency Mortgages with a market value of $ 1,818,369	1,782,715	1,782,715

Total Repurchase Agreements		1,782,715

Total Investments (Cost $ 50,977,055) (a)—100.0%		56,414,592
Other assets in excess of liabilities—0.0%		27,683

NET ASSETS—100.0%		$56,442,275

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Fair valued security.

ADR American Depository Receipt

See notes to statements of investments.

Gartmore Global Health Sciences Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.8%)
Diagnostic Equipment (0.6%)
Gen-Probe, Inc. (b)	3,400	$175,848

Drugs (32.9%)
Affymax, Inc. (b)	5,660	208,514
Allergan, Inc.	4,180	487,848
Amgen, Inc. (b)	15,773	1,109,946
Array BioPharma, Inc. (b) (c)	14,350	197,456
Barr Pharmaceuticals, Inc. (b)	5,200	278,304
Cardiome Pharma Corp. (b) (c)	12,300	140,466
Eli Lilly & Co.	4,340	234,881
Emergent Biosolutions, Inc. (b)	4,700	70,923
Hospira, Inc. (b)	6,500	239,070
Merck & Co., Inc.	28,611	1,280,342
Pfizer, Inc.	90,722	2,380,545
Pharmion Corp. (b)	6,700	213,395
Roche Holding AG—CH	1,484	279,589
Schering-Plough Corp.	32,228	805,700
ViroPharma, Inc. (b) (c)	17,380	295,981
Wyeth	26,240	1,296,518

		9,519,478

Health Care Services (2.0%)
Option Care, Inc.	10,900	143,771
Stericycle, Inc. (b) (c)	2,000	154,000
TriZetto Group, Inc. (The) (b)	5,600	116,144
WebMD Health Corp., Class A (b) (c)	3,575	176,426

		590,341

Hospitals (0.7%)
Triad Hospitals, Inc. (b)	4,700	199,750

Insurance (7.8%)
Coventry Health Care, Inc. (b)	2,800	144,340
Humana, Inc. (b)	2,150	119,325
UnitedHealth Group, Inc.	19,845	1,037,100
WellPoint, Inc. (b)	12,310	964,858

		2,265,623

Medical Instruments (5.5%)
Boston Scientific Corp. (b)	29,900	551,655
Edwards Lifesciences Corp. (b)	2,900	148,364
Hologic, Inc. (b)	3,550	197,203
PerkinElmer, Inc.	10,600	253,022
Thermo Electron Corp. (b)	9,460	452,661

		1,602,905

Medical Laboratories (1.8%)
Covance, Inc. (b)	8,684	535,369

Medical Products (19.7%)
Advanced Medical Optics, Inc. (b)	2,000	73,500
Bard (C.R.), Inc.	3,258	268,850
Baxter International, Inc.	20,908	1,038,291
Becton, Dickinson & Co.	2,700	207,738
Bristol-Myers Squibb Co.	22,800	656,412

Gartmore Global Health Sciences Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Intuitive Surgical, Inc. (b)	1,400	137,774
Johnson & Johnson	34,544	2,307,540
MedImmune, Inc. (b)	5,900	204,494
Medtronic, Inc.	15,000	801,750

		5,696,349

Medical Products & Services (10.5%)
Cardinal Health, Inc.	12,633	902,248
Caremark Rx, Inc.	4,600	281,796
Celgene Corp. (b)	7,900	424,072
Inverness Medical Innovation, Inc. (b)	3,990	164,468
OSI Pharmaceuticals, Inc. (b)	1,740	59,195
Pharmaceutical Product Development, Inc. (c)	13,689	472,271
Quest Diagnostics, Inc.	6,500	341,120
Varian Medical Systems, Inc. (b)	3,180	146,693
Waters Corp. (b)	2,800	158,732
Zimmer Holdings, Inc. (b)	1,100	92,642

		3,043,237

Medical Services (5.8%)
Manor Care, Inc.	10,269	546,722
McKesson Corp.	2,700	150,525
Medco Health Solutions, Inc. (b)	9,900	586,178
Psychiatric Solutions, Inc. (b)	5,790	225,463
Sun Healthcare Group, Inc. (b)	14,391	177,297

		1,686,185

Therapeutics (12.4%)
Biogen Idec, Inc. (b)	6,100	294,874
Biomarin Pharmaceutical, Inc. (b)	5,760	109,094
Dyax Corp. (b)	14,400	49,824
Genentech, Inc. (b)	11,930	1,042,324
Genzyme Corp. (b)	12,466	819,390
Gilead Sciences, Inc. (b)	16,535	1,063,532
Mannkind Corp. (b)	13,270	219,751

		3,598,789

Veterinary Diagnostics (0.1%)
Animal Health International, Inc. (b)	2,870	35,732

Total Common Stocks		28,949,606

Repurchase Agreements (1.0%)
Nomura Securities, 5.14% dated 01/31/07, due 02/01/07, repurchase price $299,512, collateralized by U.S. Government Agency Mortgages with a market value of $ 305,458	$299,469	299,469

Total Repurchase Agreements		299,469

Short-Term Securities Held as Collateral for Securities on Loan (8.0%)
Banc of America Securities LLC Repurchase Agreement, 5.32%, dated 01/31/07, due 02/01/07, repurchase price $2,313,663, collateralized by U.S. Government Agency Mortgages with a market value of $2,359,587		2,313,321

Total Short-Term Securities Held as Collateral for Securities on Loan		2,313,321

Total Investments (Cost $29,756,637) (a)—108.8%		31,562,396
Liabilities in excess of other assets—(8.8)%		(2,551,284)

NET ASSETS—100.0%		$29,011,112

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of the security was on loan as of January 31, 2007

CH	Switzerland

See notes to statements of investments.

Gartmore Global Natural Resources Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.3%)
UNITED STATES (98.3%)
Aerospace & Defense (1.1%)
Spirit Aerosystems Holdings, Inc. (b)	16,940	$518,872

Batteries (0.2%)
Energy Conversion Devices, Inc. (b)	3,418	117,750

Capital Goods (1.5%)
C&D Technologies, Inc.	25,000	135,000
HARSCO Corp.	7,000	601,160

		736,160

Chemicals (2.4%)
Metabolix, Inc. (b)	31,360	501,133
Monsanto Co.	11,700	644,553

		1,145,686

Coal Mining (3.9%)
Alpha Natural Resources, Inc. (b)	4,700	63,356
Arch Coal, Inc.	32,706	972,022
Peabody Energy Corp.	21,229	866,780

		1,902,158

Copper Production (3.0%)
Phelps Dodge Corp.	11,806	1,459,222

Electronics (0.1%)
EDO Corp.	3,000	69,660

Energy (1.9%)
Evergreen Energy, Inc. (b)	40,815	366,927
NRG Energy, Inc. (b)	6,057	362,996
Smith International, Inc.	5,000	198,400

		928,323

Gold Mining (1.8%)
Agnico-Eagle Mines, Ltd. – CA	2,600	104,650
Barrick Gold Corp. – CA	25,800	764,196

		868,846

Marine Services (1.2%)
Aegean Marine Petroleum Network (b)	35,000	601,300

Metal Products (1.9%)
Claymont Steel Holdings, Inc. (b)	35,430	660,770
Northwest Pipe Co. (b)	7,200	270,792

		931,562

Oil & Gas Drilling (3.1%)
ENSCO International, Inc.	16,207	824,450
Helmerich & Payne, Inc.	897	24,067
Noble Corp.	8,956	671,252

		1,519,769

Oil Company—Exploration & Production (38.2%)
Anadarko Petroleum Corp.	16,400	717,500
Atwood Oceanics, Inc. (b)	12,000	580,440

Gartmore Global Natural Resources Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Aurora Oil & Gas Corp. (b)	498,726	1,371,496
Cabot Oil & Gas Corp.	13,050	846,423
Canadian Natural Resources Ltd. – CA	12,900	645,258
Cheniere Energy, Inc. (b)	3,000	83,040
Denbury Resources, Inc. (b)	31,786	880,472
Devon Energy Corp.	5,563	389,911
Duncan Energy Partners LP (b)	16,820	387,701
EOG Resources, Inc.	2,089	144,413
EXCO Resources, Inc. (b)	20,680	347,424
Geomet, Inc. (b)	23,091	196,274
Ivanhoe Energy, Inc. – ADR CA (b)	33,042	55,180
Kodiak Oil & Gas Corp. – CA (b)	187,836	862,167
Newfield Exploration Co. (b)	27,807	1,190,418
Noble Energy, Inc.	13,635	728,245
Occidental Petroleum Corp.	81,738	3,789,373
Parallel Petroleum Corp. (b)	54,107	1,064,285
Range Resources Corp.	15,743	483,153
Storm Cat Energy Corp. – CA (b)	15,000	13,200
Swift Energy Co. (b)	22,545	999,645
Talisman Energy, Inc. – CA	6,373	112,292
Transglobe Energy Corp. – CA (b)	90,123	447,010
Transmeridian Exploration Inc. (b)	15,797	52,920
Transocean Sedco Forex, Inc. (b)	17,009	1,315,986
W&T Offshore, Inc.	20,532	630,743
Weatherford International, Inc. (b)	3,000	121,140

		18,456,109

Oil Company-Integrated (9.8%)
BP PLC ADR-GB	7,272	461,845
ChevronTexaco Corp.	15,437	1,125,049
ConocoPhillips	5,066	336,433
Exxon Mobil Corp.	25,000	1,852,499
Marathon Oil Corp.	10,094	911,892

		4,687,718

Oil Field Services (12.9%)
Baker Hughes, Inc.	11,000	759,330
FMC Technologies, Inc. (b)	5,000	309,650
Grant Prideco, Inc. (b)	7,051	276,258
Halliburton Co.	34,451	1,017,683
Hercules Offshore, Inc. (b)	1,400	37,016
Key Energy Group (b)	12,473	205,181
National-Oilwell Varco, Inc. (b)	6,905	418,719
Particle Drilling Technologies, Inc. (b)	39,900	165,984
Schlumberger Ltd. – AN	20,500	1,301,545
Superior Energy Services, Inc. (b)	7,843	237,800
Superior Well Services, Inc. (b)	60,418	1,373,905
Universal Compression Partners LP (b)	2,700	70,605

		6,173,676

Oil Refining & Marketing (2.7%)
Hiland Holdings GP, LP (b)	5,763	171,795
Valero Energy	21,200	1,150,736

		1,322,531

Packaging & Containers (0.7%)
Owens-Illinois, Inc. (b)	15,000	333,900

Paper & Related Products (1.2%)
Louisiana-Pacific Corp.	26,000	595,660

Pipelines (4.3%)
Energy Transfer Equity	25,150	804,549
Questar Corp.	6,688	543,066
The Williams Cos., Inc.	27,451	740,902

		2,088,517

Gartmore Global Natural Resources Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Raw Materials (4.0%)
Companhia Vale do Rio Doce ADR-BR	33,000	1,119,690
Teck Cominco Ltd., Class B – CA	11,173	825,014

		1,944,704

Transport Services (2.4%)
Genesis Lease Ltd. ADR-IE (b)	17,040	441,677
Gulfmark Offshore, Inc. (b)	4,000	144,440
Omega Navigation Enterprises, Inc.,	37,946	594,614

Class A
		1,180,731

Total Common Stocks		47,582,854

Repurchase Agreements (3.5%)
Nomura Securities, 5.14%, dated 01/31/07, due 02/01/07, repurchase price $1,700,159, collateralized by U.S. Government Agency Mortgages with a market value of $ 1,733,914	1,699,916	1,699,916

Total Repurchase Agreements		1,699,916

Total Investments (Cost $ 46,718,293) (a)—101.8%		49,282,770
Liabilities in excess of other assets—(1.8)%		(879,569)

NET ASSETS—100.0%		$48,403,201

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

ADR	American Depository Receipt
AN	Netherlands Antilles
CA	Canada
IE	Ireland

See notes to statements of investments.

Gartmore Global Technology and Communications Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (94.8%)
UNITED STATES (94.8%)
Commercial Services (3.4%)
Alliance Data Systems Corp. (b)	4,300	$292,099
WebEx Communications, Inc. (b)	8,000	296,640

		588,739

Computer Hardware (12.5%)
Apple Computer, Inc. (b)	4,383	375,755
Dell, Inc. (b)	5,900	143,075
Gateway, Inc. (b)	85,732	175,751
Hewlett Packard Co.	14,009	606,310
International Business Machines Corp.	8,700	862,604

		2,163,495

Computer Services (6.5%)
Brocade Communications Systems, Inc. (b)	9,800	84,084
Ceridian Corp. (b)	3,016	90,390
Cognizant Technology Solutions Corp. (b)	2,500	213,224
Lionbridge Technologies, Inc. (b)	13,900	89,933
MICROS Systems, Inc. (b)	3,200	180,160
Research in Motion Ltd. (b)	800	102,224
Sun Microsystems, Inc. (b)	28,500	189,240
Xyratex Ltd. (b)	8,161	171,218

		1,120,473

Computer Software (20.3%)
Activision, Inc. (b)	6,600	112,398
Adobe Systems, Inc. (b)	3,700	143,819
AutoDesk, Inc. (b)	1,541	67,373
Autonomy Corp. PLC (b) (c)	28,400	332,658
CA, Inc.	6,897	169,321
Double-Take Software, Inc. (b)	9,710	122,734
Epicor Software Corp. (b)	10,100	139,885
Informatica Corp. (b)	13,251	166,433
Microsoft Corp.	27,467	847,631
MSC Software Corp. (b)	5,400	84,780
Oracle Corp. (b)	29,570	507,421
Salesforce.com, Inc. (b)	3,955	173,348
Satyam Computer Services Ltd. ADR—IN	3,300	76,824
SPSS, Inc. (b)	5,463	169,462
Tibco Software, Inc. (b)	18,720	173,722
UbiSoft Entertainment SA (b) (c)	5,800	233,559

		3,521,368

Consulting Services (2.5%)
Accenture Ltd.	7,200	271,800
Business & Decision (b) (c)	6,200	169,348

		441,148

E-Commerce & Services (6.6%)
CheckFree Corp. (b)	1,362	56,428
eBay, Inc. (b)	9,490	307,381

Gartmore Global Technology and Communications Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Google, Inc. (b)	1,400	701,820
Yahoo, Inc. (b)	3,000	84,930

		1,150,559

Electronic Components (19.6%)
Bell Microproducts, Inc. (b)	21,156	152,746
EMC Corp. (b)	12,035	168,370
Intel Corp.	31,188	653,700
Intersil Corp.	4,300	101,308
IPG Photonics Corp. (b)	10,175	268,722
Linear Technology Corp.	4,900	151,655
LSI Logic Corp. (b)	8,900	83,660
Marvell Technology Group Ltd. – BM (b)	8,343	152,593
MEMC Electronic Materials, Inc. (b)	2,600	136,240
NVIDIA Corp. (b)	4,300	131,795
Qimonda AG ADR-DE (b)	17,500	272,650
QLogic Corp. (b)	8,900	162,870
Seagate Technology	9,300	251,937
SiRF Technology Holdings, Inc. (b)	7,900	231,944
SRS Labs (b)	8,356	82,474
Syntax-Brillian Corp. (b) (d)	27,800	219,898
Texas Instruments, Inc.	5,520	172,169

		3,394,731

Human Resources (1.1%)
Kenexa Corp. (b)	5,200	189,800

Internet Security (1.0%)
McAfee, Inc. (b)	5,720	167,367

Semiconductor (2.2%)
Applied Micro Circuits Corp. (b)	23,200	79,808
Axcelis Technologies, Inc. (b)	27,765	178,806
Tessera Technologies, Inc. (b)	3,261	124,701

		383,315

Software (1.0%)
Webmethods, Inc. (b)	22,497	169,402

Telecommunication Equipment (8.4%)
Cisco Systems, Inc. (b)	23,710	630,449
Corning, Inc. (b)	19,800	412,632
Nortel Networks Corp. (b) (d)	7,320	195,956
Sonus Networks, Inc. (b)	9,340	67,622

		1,306,659

Telecom Equipment (0.9%)
Alcatel-Lucent ADR-FR	11,590	150,670

		1,457,329

Telecommunication Services (2.4%)
Amdocs Ltd. – GG (b)	2,500	86,700
Commscope, Inc. (b)	3,170	102,423
Global Crossing Ltd. (b)	3,205	82,112
NeuStar, Inc. (b)	4,900	151,361

		422,596

Wireless Equipment (7.3%)
American Tower Corp. (b)	6,300	250,929
Nokia Oyj ADR-FI (d)	17,200	380,120
Qualcomm, Inc.	9,142	344,288
RF Micro Devices, Inc. (b)	38,800	299,536

		1,274,873

Total Common Stocks		16,445,195

Repurchase Agreements (3.9%)
Normura Securities, 5.14%, dated 01/31/07, due 02/01/07, repurchase price $679,619, collateralized by U.S. Government Agency Mortgages with a market value of $ 693,112	679,522	679,522

Total Repurchase Agreements		679,522

Gartmore Global Technology and Communications Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Short-Term Securities Held as Collateral for Securities on Loan (3.1%)
Banc of America Securities LLC Repurchase Agreement, 5.32%, dated 01/31/07, due 02/01/07, repurchase price $540,203, collateralized by U.S. Government Agency Mortgages with a market value of $ 550,925	540,123	540,123

Total Short-Term Securities Held as Collateral for Securities on Loan		540,123

Total Investments (Cost $ 16,635,183) (a)—101.8%		17,664,840
Liabilities in excess of other assets—(1.8)%		(309,359)

NET ASSETS—100.0%		$17,355,481

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Fair Valued Security.
(d)	All or part of the security was on loan as of January 31, 2007.

ADR	American Depository Receipt
BM	Bermuda
DE	Germany
FI	Finland
FR	France
GG	Guernsey
IN	India

See notes to statement of investments.

Gartmore Global Utilities Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.8%)

AUSTRALIA (0.5%)
Telecommunications (0.5%)
Telstra Corporation Ltd. (c)	40,200	$132,842

AUSTRIA (0.6%)
Telecommunications (0.6%)
Telekom Austria AG (c)	5,540	151,760

BELGIUM (1.2%)
Electric Utility (0.1%)
Elia System Operator SA (c)	940	36,854

Telecommunications (1.1%)
Belgacom SA (c)	2,200	99,669
Mobistar SA (c)	2,170	187,936

		287,605

		324,459

BRAZIL (1.1%)
Electric (1.1%)
Companhia Energetica de Minas Gerais—CEMIS SA ADR	6,320	304,750

CHINA (0.8%)
Electric—Generation (0.8%)
Huaneng Power International, Inc. ADR	6,300	226,674

FINLAND (0.4%)
Telecommunications (0.4%)
Elisa Oyj, Class A (c)	4,060	119,799

FRANCE (6.1%)
Building & Construction (0.4%)
Bouygues SA (c)	1,540	104,420

Telecommunications (4.1%)
France Telecom SA (c)	39,593	1,100,546

Water Utility (1.6%)
Suez SA (c)	8,893	438,115

		1,643,081

GERMANY (6.5%)
Gas & Electric Utility (4.6%)
E. ON AG (c)	5,613	764,513
RWE AG (c)	4,410	462,654

		1,227,167

Telecommunications (1.9%)
Deutsche Telekom AG (c)	29,524	520,712

		1,747,879

GREECE (1.5%)

Gartmore Global Utilities Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Telecommunications (1.5%)
Cosmote Mobile Telecommunications SA (c)	9,300	287,880
Hellenic Telecommunications	3,877	115,841

		403,721

HONG KONG (0.1%)
Electric Utility (0.1%)
CLP Holdings Ltd. (c)	4,000	29,942

ITALY (4.1%)
Electric Utility (1.2%)
Enel SPA (c)	29,322	311,009

Oil & Gas (0.1%)
Snam Rete Gas SPA (c)	4,921	29,039

Telecommunications (2.8%)
Telecom Italia SPA (c)	173,276	512,895
Telecom Italia SPA RNC (c)	99,170	249,023

		761,918

		1,101,966

JAPAN (8.3%)
Electric Utility (1.6%)
Chubu Electric Power Co., Inc. (c)	3,200	101,903
Kansai Electric Power Co., Inc. (c)	2,500	70,181
Kyushu Electric Power Co., Inc. (c)	2,000	56,262
Tohoku Electric Power Co., Inc. (c)	1,800	47,390
Tokyo Electric Power Co., Inc. (c)	4,900	167,164

		442,900

Gas Utility (0.3%)
Osaka Gas Co., Ltd. (c)	11,000	42,832
Tokyo Gas Co., Ltd. (c)	8,000	41,473

		84,305

Telecommunications (6.4%)
KDDI Corp. (c)	65	460,843
Nippon Telegraph & Telephone Corp. (c)	99	495,397
NTT DoCoMo, Inc. (c)	295	448,928
Softbank Corp. (c)	12,300	289,222

		1,694,390

		2,221,595

MEXICO (1.6%)
Telecommunications (1.6%)
America Movil SA de CV ADR	9,640	427,630

NETHERLANDS (1.2%)
Telecommunications (1.2%)
Koninklijke KPN NV (c)	22,790	329,366

NEW ZEALAND (0.8%)
Telecommunications (0.8%)
Telecom Corp. of New Zealand Ltd. (c)	59,700	204,853

NORWAY (2.1%)
Telecommunications (2.1%)
Telenor ASA (c)	28,000	571,606

PORTUGAL (0.4%)
Electric Utility (0.4%)

Gartmore Global Utilities Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
EDP - Energias de Portugal SA (c)	20,200	101,120

SINGAPORE (0.8%)
Telecommunications (0.8%)
Singapore Telecommunications Ltd. (c)	93,000	212,519

SPAIN (8.9%)
Gas & Electric Utility (2.3%)
Endesa SA (c)	6,270	315,567
Iberdrola SA (c)	5,930	254,603
Union Fenosa SA (c)	1,169	58,419

		628,589

Telecommunications (6.6%)
Telefonica SA (c)	80,750	1,771,040

		2,399,629

SWEDEN (0.8%)
Telecommunications (0.8%)
TeliaSonera AB (c)	27,900	224,601

UNITED KINGDOM (20.2%)
Electric Utility (1.3%)
International Power PLC (c)	13,230	94,042
Scottish & Southern Energy PLC (c)	8,746	257,901

		351,943

Gas & Electric Utility (4.3%)
Centrica PLC (c)	65,110	476,713
National Grid PLC (c)	44,964	679,947

		1,156,660

Telecommunications (11.0%)
BT Group PLC (c)	87,150	526,770
Cable & Wireless PLC (c)	24,084	79,599
Vodafone Group PLC (c)	805,351	2,356,303

		2,962,672

Water Utility (3.6%)
Kelda Group PLC (c)	7,710	141,774
Northumbrian Water Group PLC (c)	40,512	234,934
Pennon Group PLC (c)	21,629	242,150
Severn Trent Water PLC (c)	5,560	154,695
United Utilities PLC (c)	13,350	200,875

		974,428

		5,445,703

UNITED STATES (30.8%)
Electric Utility (4.7%)
AES Corp. (b)	5,750	119,543
DPL, Inc.	3,630	104,108
Duke Energy Corp.	6,460	127,197
Edison International	2,781	125,089
Entergy Corp.	3,670	340,760
PPL Corp.	12,674	451,195

		1,267,892

Gas & Electric Utility (7.1%)
Centerpoint Energy, Inc.	12,980	224,035
Exelon Corp.	6,570	394,135
FirstEnergy Corp.	4,900	290,717
Nstar	2,490	83,166
PG&E Corp.	3,030	141,440
Progress Energy, Inc.	3,020	143,571
Sempra Energy	5,440	312,147

Gartmore Global Utilities Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
TXU Corp.	2,816	152,289
Wisconsin Energy Corp.	50	2,328
Xcel Energy, Inc.	6,870	160,277

		1,904,105

Pipelines (0.3%)
Spectra Energy Corp (b)	3,230	84,368

Telecommunications (18.7%)
ALLTEL Corp.	2,990	183,257
AT&T, Inc.	82,748	3,113,807
Sprint Nextel Corp.	25,025	446,196
Verizon Communications, Inc.	33,050	1,273,086

		5,016,346

		8,272,711

Total Common Stocks		26,598,206

Repurchase Agreements (1.0%)
Nomura Securities, 5.14%, dated 01/31/07, due 02/01/07, repurchase price $269,674, collateralized by U.S. Government
Agency Mortgages with a market value of $ 275,029	269,636	269,636

Total Repurchase Agreements		269,636

Total Investments (Cost $23,145,024) (a)—99.8%		26,867,842
Other assets in excess of liabilities—0.2%		44,017

NET ASSETS—100.0%		$26,911,859

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Fair Valued Security

ADR	American Depository Receipt

See notes to statements of investments.

Gartmore Mid Cap Growth Leaders Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value

Common Stocks (95.1%)
Aerospace & Defense (2.7%)
Rockwell Collins, Inc.	15,275	$1,041,908

Coal (1.5%)
Peabody Energy Corp.	14,050	573,662

Commercial Services (3.9%)
Alliance Data Systems Corp. (b) (c)	21,940	1,490,384

Computer Equipment (1.9%)
Western Digital Corp. (b)	35,990	705,404

Computer Software & Services (5.4%)
Adobe Systems, Inc. (b)	15,095	586,743
Cognizant Technology Solutions Corp. (b)	6,950	592,766
Informatica Corp. (b) (c)	70,315	883,156

		2,062,665

Data Processing Services (1.9%)
Global Payment, Inc.	19,575	739,152

Electric & Electronic Equipment (5.4%)
AMETEK, Inc.	28,722	995,505
Arrow Electronics, Inc. (b)	29,610	1,043,752

		2,039,257

Financial (8.3%)
State Street Corp.	20,930	1,487,077
T Rowe Price Group, Inc.	34,990	1,679,169

		3,166,246

Gaming & Leisure (2.0%)
Penn National Gaming, Inc. (b)	17,200	753,704

Hospitals (2.7%)
Community Health Systems, Inc. (b)	28,225	1,009,044

Hotels & Motels (3.9%)
Hilton Hotels Corp.	23,025	814,855
Starwood Hotels & Resorts Worldwide, Inc.	10,550	660,219

		1,475,074

Industrial Gases (1.8%)
Praxair, Inc.	10,600	668,436

Insurance (5.6%)
Assurant, Inc.	25,365	1,409,787
HCC Insurance Holdings, Inc.	22,630	706,056

		2,115,843

Manufacturing (5.9%)
Precision Castparts Corp. (c)	25,180	2,238,250

Medical Instruments (3.8%)
Thermo Electron Corp. (b)	30,330	1,451,291

Oil & Gas (3.2%)
Williams Cos., Inc. (The)	26,545	716,450
Weatherford International, Inc. (b)	12,640	510,403

		1,226,853

Gartmore Mid Cap Growth Leaders Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value

Oil Field Machinery & Equipment (2.0%)
Grand Prideco, Inc. (b)	19,540	765,577

Retail (11.5%)
Best Buy Co., Inc.	20,720	1,044,288
Coach, Inc. (b)	17,895	820,665
J.C. Penney Company, Inc.	18,165	1,475,724
Staples, Inc.	41,930	1,078,439

		4,419,116

Semiconductors (3.4%)
Marvel Technology Group Ltd. (b)	28,325	518,064
MEMC Electronic Materials, Inc. (b)	14,450	757,180

		1,275,244

Steel (4.0%)
Allegheny Technologies, Inc.	14,675	1,518,716

Telecommunication (9.1%)
ADC Telecommunications, Inc. (b)	50,330	812,326
NeuStar, Inc. (b) (c)	29,760	919,286
RF Micro Devices, Inc. (b) (c)	141,815	1,094,812
Sonus Networks, Inc. (b)	89,085	644,975

		3,471,399

Therapeutics (5.2%)
Genzyme Corp. (b)	11,975	787,117
Gilead Sciences, Inc. (b)	18,290	1,176,413

		1,963,530

Total Common Stocks		36,170,755

Commercial Paper (4.4%)
Mortgage Backed Securities (4.4%)
Countrywide Home Loans, 5.3%, 2/1/07	$1,668,000	1,667,754

Total Commercial Paper		1,667,754

Short-Term Securities Held as Collateral for Securities on Loan (14.0%)
CDC Financial Products, Inc. Master Note, 5.36%, 03/30/07 (d)	$1,000,000	1,000,000
Banc of America Securities LLC Repurchase Agreement, 5.32%, dated 01/31/07, due 02/01/07, repurchase price $ 4,317,794 collateralized by U.S. Government Agency Mortgages with a market value of $ 4,403,499	$4,317,156	4,317,156
Total Short-Term Securities Held as Collateral for Securities on Loan		5,317,156

Total Investments (Cost $37,850,534) (a)—113.5%		43,155,665
Liabilities in excess of other assets—(13.5)%		(5,120,640)

NET ASSETS—100.0%		$38,035,025

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of security was on loan as of January 31, 2007.
(d)	The rate reflected on the Statements of Investments is the effective yield as of January 31, 2007.

See notes to statements of investments.

Gartmore Nationwide Leaders Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (93.2%)
Airlines (9.9%)
AMR Corp. (b)	30,200	$1,118,910
Boeing Co. (The)	8,300	743,348

		1,862,258

Computer Equipment (11.3%)
Intel Corp.	51,400	1,077,344
Western Digital Corp. (b)	53,500	1,048,600

		2,125,944

Computer Software & Services (10.8%)
Cisco Systems, Inc. (b)	41,500	1,103,485
Microsoft Corp.	30,000	925,800

		2,029,285

Financial Services (17.7%)
Amvescap Plc ADR—GB	31,500	767,655
Bear Stearns Cos., Inc. (The)	5,100	840,735
Merrill Lynch & Co., Inc.	9,100	851,396
Morgan Stanley	10,700	885,852

		3,345,638

Food & Beverage (10.0%)
Brown-Forman Corp., Class B	13,050	855,950
Constellation Brands, Inc., Class A (b)	41,700	1,031,658

		1,887,608

Human Resources (4.2%)
Manpower, Inc.	10,900	794,937

Insurance (9.9%)
Allstate Corp. (The)	17,400	1,046,784
American International Group, Inc.	12,100	828,245

		1,875,029

Oil & Gas (8.4%)
Occidental Petroleum Corp.	13,820	640,695
Sunoco, Inc.	14,900	940,637

		1,581,332

Pharmaceuticals (4.5%)
Pfizer, Inc.	32,200	844,928

Retail (6.5%)
Federated Department Stores, Inc.	9,300	385,857
TJX Cos., Inc. (The)	28,300	836,831

		1,222,688

Total Common Stocks		17,569,647

Repurchase Agreements (8.1%)
Nomura Securities, 5.14%, dated 01/31/07, due 02/01/07, repurchase price $1,527,683, collateralized by U.S. Government Agency Mortgages with a market value of $1,558,014	$1,527,465	1,527,465

Gartmore Nationwide Leaders Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Total Repurchase Agreements		1,527,465

Total Investments (Cost $19,152,612) (a) - 101.3%		19,097,112
Liabilities in excess of other assets - (1.3)%		(239,354)

NET ASSETS - 100.0%		$18,857,758

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

ADR American Depository Receipt

GB United Kingdom

See notes to statements of investments.

Gartmore Small Cap Leaders Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (97.0%)
Aerospace & Defense (0.5%)
Esterline Technologies Corp. (b)	5,100	$203,847

Agricultural Operations (1.5%)
Andersons, Inc. (The)	15,500	616,280

Airlines (3.7%)
AirTran Holdings, Inc. (b)	64,400	712,908
Continental Airlines (b)	10,100	419,049
JetBlue Airways Corp. (b)	29,300	400,824

		1,532,781

Apparel & Accessories (1.9%)
Crocs, Inc. (b)	15,400	775,236

Athletic Equipment (1.5%)
Cybex International, Inc. (b)	99,000	611,820

Banks (2.5%)
BankUnited Financial Corp.	19,900	549,041
Glacier Bancorp, Inc.	20,500	481,135

		1,030,176

Computer Equipment (1.6%)
Netlist, Inc. (b)	70,600	670,700

Computer Software & Services (9.7%)
Imergent, Inc. (b)	40,300	806,403
Radiant Systems, Inc. (b)	71,000	800,880
TIBCO Software, Inc. (b)	105,700	980,896
TTM Technologies, Inc. (b)	60,000	642,600
webMethods, Inc. (b)	115,000	865,950

		4,096,729

Construction & Building Materials (1.3%)
Interline Brands, Inc. (b)	23,500	534,155

Consumer Goods (1.6%)
Prestige Brands Holdings, Inc. (b)	53,500	679,985

Containers (1.7%)
Bemis, Inc.	21,300	722,283

Distribution (1.9%)
Central European Distribution Corp. (b)	26,600	784,434

Electronics (2.4%)
Bel Fuse, Inc., Class B	15,100	490,448
Directed Electronics, Inc. (b)	51,600	516,000

		1,006,448

Energy (1.8%)
Great Plains Energy, Inc.	23,700	742,521

Financial (7.9%)
Medallion Financial Corp.	56,500	637,885
Morningstar, Inc. (b)	16,200	741,960
Penson Worldwide, Inc. (b)	26,000	696,800
Sanders Morris Harris Group, Inc.	40,780	452,250
World Acceptance Corp. (b)	17,800	783,378

		3,312,273

Gartmore Small Cap Leaders Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares	Value
Food & Related (1.7%)
Sunopta, Inc. - CA (b)	67,000	727,620

Healthcare (2.2%)
Hythiam, Inc. (b)	106,970	926,360

Human Resources (1.7%)
Kforce, Inc. (b)	49,000	698,740

Machinery (2.7%)
Flow International Corp. (b)	54,000	630,720
Regal-Beloit Corp.	9,700	488,104

		1,118,824

Manufacturing (2.7%)
AptarGroup, Inc.	1,680	102,497
Barnes Group, Inc.	48,200	1,032,444

		1,134,941

Marketing Services (1.8%)
inVentiv Health, Inc. (b)	22,000	771,980

Multimedia (1.6%)
Sonic Solutions (b)	36,000	660,600

Networking (1.1%)
Foundry Networks, Inc. (b)	33,000	477,510

Oil & Gas (7.4%)
Lufkin Industries, Inc.	12,000	718,200
South Jersey Industries, Inc.	29,500	974,680
Superior Well Services, Inc. (b)	25,100	570,774
World Fuel Services Corp.	18,000	825,300

		3,088,954

Paper & Forest Products (0.4%)
Potlatch Corp.	3,100	146,351

Pharmaceuticals (3.5%)
Sciele Pharma, Inc. (b)	32,000	760,000
West Pharmaceutical Services, Inc.	14,500	703,685

		1,463,685

Real Estate (8.3%)
CBRE Realty Finance, Inc. (b)	53,100	877,212
First Industrial Realty Trust, Inc.	13,910	657,387
Hersha Hospitality Trust	15,100	168,969
Lexington Corporate Properties Trust	54,570	1,161,249
NorthStar Realty Finance Corp.	33,300	587,745

		3,452,562

Retail (4.0%)
Dress Barn, Inc. (The) (b)	35,100	788,697
Jos. A. Bank Clothiers, Inc. (b)	20,000	619,200
Rush Enterprises, Inc., Class A (b)	14,900	272,968

		1,680,865

Scientific & Technical Instruments (0.9%)
Dionex Corp. (b)	6,500	386,230

Semiconductors (7.3%)
BTU International, Inc. (b)	65,000	720,850
ON Semiconductor Corp. (b)	110,000	919,600
Silicon Image, Inc. (b)	47,800	577,902
Silicon Motion Technology Corp. ADR - TW (b)	44,000	810,920

		3,029,272

Telecommunications (1.2%)
Sirenza Microdevices, Inc. (b)	70,200	494,208

Transportation (7.0%)
Atlas Air Worldwide Holdings, Inc. (b)	16,500	791,175

Gartmore Small Cap Leaders Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares	Value
Celadon Group, Inc. (b)	45,300	760,587
Genesis Lease Ltd. ADR - IE (b)	30,720	796,262
Omega Navigation Enterprises, Inc. - GR	37,350	585,275

		2,933,299

Total Common Stock		40,511,669

Total Investments (Cost $ 38,347,630) (a)—97.0%		40,511,669
Other assets in excess of liabilities—3.0%		1,231,677

NET ASSETS—100.0%		$41,743,346

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

ADR	American Depository Receipt
CA	Canada
GR	Greece
IE	Ireland
TW	Taiwan

See notes to statements of investments.

Gartmore U.S. Growth Leaders Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (100.0%)
Aerospace & Defense (3.1%)
Boeing Co. (The)	42,200	$3,779,432

Chemicals (4.0%)
Monsanto Co.	88,370	4,868,303

Computer Equipment (9.8%)
Hewlett-Packard Co.	109,220	4,727,041
Seagate Technology	140,660	3,810,479
Sun Microsystems, Inc. (b)	536,900	3,565,016

		12,102,536

Computer Software & Services (9.4%)
Adobe Systems, Inc. (b)	77,520	3,013,202
Autodesk, Inc. (b)	50,360	2,201,739
Cisco Systems, Inc. (b)	234,350	6,231,367

		11,446,308

Electronics (3.5%)
Emerson Electric Co.	95,890	4,312,173

Energy (3.2%)
XTO Energy, Inc.	77,550	3,913,949

Financial Services (9.8%)
Franklin Resources, Inc.	31,980	3,809,138
Goldman Sachs Group, Inc.	24,620	5,223,378
IntercontinentalExchange, Inc. (b) (c)	22,470	2,933,459

		11,965,975

Food & Beverage (4.1%)
PepsiCo, Inc.	76,740	5,006,518

Healthcare (7.3%)
Baxter International, Inc.	78,950	3,920,657
Gilead Sciences, Inc. (b)	77,080	4,957,786

		8,878,443

Hotels & Casinos (4.1%)
Starwood Hotels & Resorts Worldwide	79,080	4,948,826

Instruments—Scientific (2.2%)
Thermo Fisher Scientific, Inc. (b)	56,830	2,719,316

Internet (1.5%)
Google, Inc. (b)	3,760	1,884,888

Manufacturing (6.4%)
Precision Castparts Corp.	60,460	5,374,290
WMS Industries, Inc. (b)	60,440	2,397,050

		7,771,340

Medical (3.8%)
Genzyme Corp. (b)	41,900	2,754,087
McKesson Corp.	33,030	1,841,423

		4,595,510

Multimedia (4.5%)
Comcast Corp., Class A (b)	122,830	5,443,826

Gartmore U.S. Growth Leaders Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Oil & Gas (3.9%)
Noble Corp.	33,670	2,523,566
Schlumberger Ltd.	34,420	2,185,326

		4,708,892

Pharmaceuticals (2.9%)
Wyeth	71,660	3,540,721

Retail (5.1%)
Abercrombie & Fitch Co.	42,380	3,370,905
Best Buy Co., Inc.	55,320	2,788,128

		6,159,033

Semiconductors (1.8%)
Broadcom Corp., Class A (b)	67,350	2,149,812

Telecommunications (6.8%)
Ciena Corp. (b)	90,960	2,555,066
Corning, Inc. (b)	186,230	3,881,034
QUALCOMM, Inc.	48,090	1,811,069

		8,247,169

Transportation (2.8%)
FedEx Corp.	31,140	3,437,856

Total Common Stocks		121,880,826

Repurchase Agreements (0.9%)
Nomura Securities, 5.14%, dated 01/31/07, due 02/01/07, repurchase price $1,087,574, collateralized by U.S. Government Agency Mortgages with a market value of $1,109,167	$1,087,419	1,087,419

Total Repurchase Agreements		1,087,419

Short-Term Securities Held as Collateral for Securities on Loan (4.9%)
Bank of America Securities LLC, 5.32%, dated 01/31/07, due 02/01/07, repurchase price $3,934,766, collateralized by U.S. Government Agency Mortgages with a market value of $4,012,869	$3,934,185	3,934,185
CDC Financial Products, Inc., 5.36%, 02/28/07 (d)	2,000,000	2,000,000

Total Short-Term Securities Held as Collateral for Securities on Loan		5,934,185

Total Investments (Cost $120,619,858) (a) -105.8%		128,902,430
Liabilities in excess of other assets -(5.8)%		(7,083,770)

NET ASSETS -100.0%		$121,818,660

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of the security was on loan as of January 31, 2007.
(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate reflected in effect on January 31, 2007. The maturity date represents the actual maturity date.

See notes to statements of investments.

Gartmore Worldwide Leaders Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.4%)
ARGENTINA (1.9%)
Steel—Producers (1.9%)
Tenaris SA (c)	43,600	$1,044,035

AUSTRALIA (3.5%)
Multimedia (1.6%)
News Corp.—CDI (b)	32,300	788,637
News Corp.—CDI, Class B (c)	2,400	58,598

		847,235

Telecommunications (1.9%)
Telstra Corp. Ltd. (b)	480,400	1,044,219

		1,891,454

CHINA (1.0%)
Construction (1.0%)
China Communications Construction Co. Ltd. (b)	476,000	542,032

FRANCE (3.0%)
Telecommunications (3.0%)
France Telecom SA (c)	57,500	1,598,296

GERMANY (3.8%)
Machinery (3.8%)
MAN AG (c)	19,300	2,041,193

HONG KONG (2.8%)
Real Estate (2.8%)
New World Development Co. Ltd. (c)	678,000	1,489,196

ITALY (2.5%)
Banking (2.5%)
UniCredito Italiano SpA (c)	147,500	1,370,033

JAPAN (14.3%)
Automotive (4.6%)
Toyota Motor Corp. (c)	37,300	2,455,557

Real Estate (3.0%)
Sumitomo Realty & Development Co. Ltd. (c)	47,000	1,639,381

Tobacco (2.8%)
Japan Tobacco, Inc. (c)	309	1,484,424

Toys (3.9%)
Nintendo Co. Ltd. (c)	7,100	2,104,235

		7,683,597

NETHERLANDS (8.7%)
Electronics (3.5%)
Koninklijke (Royal) Philips Electronics N.V. (c)	48,200	1,883,620

Steel—Producers (3.1%)
Mittal Steel Co. NV (c)	35,500	1,678,588

Transportation (2.1%)
TNT NV (c)	24,668	1,116,461

		4,678,669

Gartmore Worldwide Leaders Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
SWITZERLAND (3.0%)
Banking (3.0%)
Julius Baer Holding Ltd. (c)	13,450	1,618,757

UNITED KINGDOM (14.0%)
Airlines (2.0%)
British Airways PLC (b) (c)	103,000	1,093,625

Insurance (2.1%)
Royal & Sun Alliance Insurance Group PLC (c)	351,200	1,113,197

Oil & Gas (2.3%)
BP PLC (c)	117,000	1,237,358

Pharmaceuticals (3.3%)
GlaxoSmithKline PLC (c)	66,100	1,784,617

Retail (2.3%)
Marks & Spencer Group PLC (c)	92,800	1,234,848

Telecommunications (2.0%)
Vodafone Group PLC (c)	361,100	1,056,510

		7,520,155

UNITED STATES (38.9%)
Computer Software & Services (2.7%)
Adobe Systems, Inc. (b)	37,000	1,438,190

Computers (5.6%)
Apple Computer, Inc. (b)	17,000	1,457,410
Microsoft Corp.	52,500	1,620,149

		3,077,559

Diversified Manufacturing (2.8%)
General Electric Co.	41,900	1,510,495

Finance (2.7%)
Lazard Ltd.	28,500	1,446,660

Financial Services (2.9%)
Western Union Co.	69,900	1,561,566

Food & Beverage (2.7%)
Kellogg Co.	29,000	1,428,830

Hotels & Motels (2.0%)
Starwood Hotels & Resorts Worldwide, Inc.	17,000	1,063,860

Metals (2.0%)
Freeport-McMoRan Copper & Gold, Inc.	19,000	1,092,690

Multimedia (2.1%)
News Corp. (The), Class B	47,000	1,149,150

Real Estate (4.3%)
CB Richard Ellis Group, Inc. (b)	61,200	2,301,732

Restaurants (2.9%)
McDonald’s Corp.	35,300	1,565,555

Television (3.2%)
Comcast Corp. (b)	39,400	1,746,208

Transportation (3.0%)
FedEx Corp.	14,500	1,600,800

		20,983,295

Total Common Stocks		52,460,712

Repurchase Agreements (2.9%)
Nomura Securities, 5.14%, dated 01/31/07, due 02/01/07, repurchase price $1,581,813, collateralized by U.S. Government Agency Mortgages with a market value of $1,613,219	$1,581,587	1,581,587

Gartmore Worldwide Leaders Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Total Repurchase Agreements		1,581,587

Total Investments (Cost $47,023,629) (a) -100.3%		54,042,299
Liabilities in excess of other assets -(0.3)%		(138,953)

NET ASSETS-100.0%		$53,903,346

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Fair Valued Security.

See notes to statements of investments.

Gartmore China Opportunities Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (96.5%)
CHINA (23.1%)
Advertising & Marketing (1.2%)
Focus Media Holding, Ltd. ADR (b)	6,800	$562,088

Banks (5.4%)
China Construction Bank (c)	2,810,000	1,651,957
Industrial & Commercial Bank of China (b)	1,479,000	858,188

		2,510,145

Building & Construction (1.7%)
Anhui Conch Cement Co. Ltd. (c)	238,000	802,887

Chemicals (2.2%)
Shanghai Petrochemical Ltd. (c)	2,094,000	1,031,645

Coal (3.1%)
China Shenhua Energy Co. (c)	590,000	1,444,696

Medical Products (2.4%)
China Medical, Inc. ADR (b)	29,600	705,368
Mindray Medical International Ltd. ADR (b)	17,900	434,970

		1,140,338

Oil & Gas (3.1%)
China Oilfield Services Ltd. (c)	1,066,000	731,400
PetroChina Co. Ltd. (c)	596,000	734,267

		1,465,667

Real Estate (3.1%)
Guangzhou R&F Properties Co. Ltd. (c)	332,000	640,352
Shui on Land Ltd. (b)	935,000	788,049

		1,428,401

Retail (0.9%)
Wumart Stores, Inc.	492,000	433,580

		10,819,447

HONG KONG (66.5%)
Apparel (5.0%)
China Ting Group Holdings Ltd. (c)	2,076,000	669,548
LI Ning Co. Ltd. (c)	412,000	701,924
Prime Success International Group Ltd. (c)	858,000	960,612

		2,332,084

Auto Parts & Equipment (2.3%)
Dongfeng Motor Corp. (b) (c)	1,058,000	643,076
Minth Group Ltd. (c)	544,000	434,623

		1,077,699

Banks (1.8%)
CITIC International Financial Holdings Ltd. (c)	1,016,000	851,756

Building & Construction (1.5%)
China Communications Construction Company (b)	605,000	688,927

Gartmore China Opportunities Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Chemicals (3.4%)
Kingboard Chemical Holdings Ltd. (c)	156,500	646,743
Sinochem Hong Kong Holdings Ltd. (c)	2,006,000	937,849

		1,584,592

Consumer Products (2.2%)
Esprit Holdings Ltd. (c)	101,000	1,027,349

Electric (3.2%)
China Resources Power Holdings Co. Ltd. (c)	506,000	792,946
Huaneng Power International, Inc. (c)	782,000	705,626

		1,498,572

Electronics (0.6%)
Zhuzhou CSR Times Electric Company (b)	149,000	267,196

Food (0.9%)
COFCO International Ltd. (c)	404,000	424,819

Food & Tobacco (2.3%)
Huabao International Holdings Ltd. (b) (c)	1,940,000	1,083,438

Food Products (3.5%)
China Mengniu Dairy Co. (c)	375,000	1,122,272
China Yurun Food Group Ltd. (c)	546,000	494,494

		1,616,766

Hotels, Restaurants & Leisure (0.9%)
Regal Hotels International Holdings Ltd. (c)	4,882,000	433,859

Insurance (4.2%)
China Life Insurance Co. Ltd. (c)	409,000	1,201,248
Ping AN Insurance (Group) Co. of China Ltd. (c)	155,000	748,282

		1,949,530

Manufacturing (1.8%)
GST Holdings Ltd. (c)	996,000	347,370
Peace Mark Holdings Ltd. (c)	600,000	502,447

		849,817

Medical Products (4.4%)
China Shineway Pharmaceutical Group Ltd. (c)	146,000	102,295
Hengan International Group Co. Ltd. (c)	356,000	973,429
Shandong Weigao Group Medical Polymer Co. Ltd. (c)	728,000	950,450
Wuyi International Pharmaceutical (b)	145,000	33,432

		2,059,606

Metal Frames (0.0%)
Moulin Global Eyecare Holdings Ltd. (b) (c)	272,000	0

Motion Pictures & Services (0.1%)
Richie Multi—Media Holdings Ltd. (b)	3,170,000	58,877

Oil & Gas (1.6%)
Anhui Tianda Oil Pipe CO-H (b)	300,000	224,030
Xinao Gas Holdings Ltd. (c)	566,000	528,609

		752,639

Gartmore China Opportunities Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Paper Products (2.8%)
Nine Dragons Paper Holdings Ltd. (c)	336,000	571,858
Vision Grande Group Holdings Ltd. (c)	1,042,000	733,739

		1,305,597

Real Estate (7.0%)
Cheung Kong (Holdings) Ltd. (c)	68,000	898,146
Chinese Estates Holdings Ltd. (c)	676,568	904,440
New World Development Co. Ltd. (c)	377,276	819,277
Shun Tak Holdings Ltd. (c)	496,000	668,308

		3,290,171

Real Estate Operators & Developers (2.1%)
Kerry Properties Ltd. (c)	205,000	961,093

Retail (2.1%)
Lifestyle International Holdings Ltd. (c)	232,500	700,146
Sa Sa International Holdings Ltd. (c)	808,000	275,902

		976,048

Semiconductors (0.1%)
Advanced Semiconductor Manufacturing Corp. (b) (c)	308,000	35,319

Telecommunications (4.0%)
China Mobile Ltd. (c)	167,500	1,543,188
China Mobile Ltd. ADR	7,546	348,248

		1,891,436

Transportation (5.7%)
Cosco Pacific Ltd. (c)	328,000	822,375
Pacific Basin Shipping Ltd. (c)	1,339,000	935,052
Xiamen International Port Co. Ltd. (b) (c)	2,890,000	888,687

		2,646,114

Water & Sewer (1.6%)
China Water Affairs Group Ltd. (b) (c)	1,750,000	763,729

Wholesale Distribution (1.4%)
Dalian Port (PDA) Co. Ltd., Class H (b) (c)	1,298,000	667,460

		31,094,493

MALAYSIA (1.4%)
Investment Companies (1.4%)
Lion Diversified Holdings Berhad (c)	376,900	662,749

SINGAPORE (3.4%)
Chemicals (1.0%)
China Sky Chemical Fibre Co., Ltd. (c)	607,000	464,351

Education (1.7%)
Raffles Education Corp., Ltd. (c)	652,000	790,767

Water & Sewer (0.7%)
Sino- Environment Technology (b) (c)	158,000	324,645

		1,579,763

UNITED KINGDOM (0.9%)
Building Products (0.9%)
Prosperity Minerals Holdings Ltd. (c)	157,594	425,816

UNITED STATES (1.2%)

Gartmore China Opportunities Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Hotel & Gaming (1.2%)
Melco PBL Entertainment ADR (b)	28,146	544,344

Total Common Stocks		45,126,612

Participation Notes (0.5%)
CHINA (0.5%)
Manufacturing (0.5%)
Sany Heavy Industry Co. Ltd., 0.00%, 10/27/09 (b) (c)	54,400	252,416

Total Participation Notes		252,416

Repurchase Agreements (2.6%)
Nomura Securities, 5.14% dated 01/31/07, due 02/01/07, repurchase price $1,208,208, collateralized by U.S. Government Agency Mortgages with a market value of $1,232,197	$1,208,036	1,208,036

Total Repurchase Agreements		1,208,036

Total Investments (Cost $36,982,475) (a) -99.6%		46,587,064
Other assets in excess of liabilities-0.4%		189,848

NET ASSETS-100.0%		$46,776,912

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Fair Valued Security.

ADR American Depository Receipt

See note to statements of investments.

Gartmore Emerging Markets Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares	Value
Common Stocks—90.1%
ARGENTINA—1.1%
Steel—1.1%
Tenaris SA ADR	16,900	$802,243

BRAZIL—13.1%
Banking—2.3%
Banco Bradesco SA (c)	20,460	831,877
Unibanco Holdings GDR	8,900	843,987

		1,675,864

Forest Products—0.8%
Aracruz Celulose SA ADR	10,622	588,353

Insurance—1.0%
Porto Seguro SA	23,200	760,835

Mining—2.5%
Companhia Vale do Rio Doce, Class A	65,460	1,850,634

Oil & Gas—2.9%
Petroleo Brasileiro SA ADR	21,600	2,122,847

Public Thoroughfares—1.0%
Companhia de Consessoes Rodoviarias (CCR)	54,095	711,139

Retail—1.7%
Lojas Renner SA	91,100	1,277,023

Telecommunications—0.9%
Tim Participacoes SA ADR	20,200	675,286

		9,661,981

CAYMAN ISLANDS—0.1%
Casino & Gambling—0.1%
Melco Pbl Entertainment ( Macau) ADR (b)	4,000	77,360

CHINA—3.0%
Banking—0.9%
Industrial & Commercial Bank of China (b)	1,110,000	644,076

Construction Materials—1.2%
Anhui Conch Cement Co. Ltd. (d)	256,200	864,284

Oil & Gas—0.9%
PetroChina Co. Ltd. (d)	551,800	679,813

		2,188,173

CZECH REPUBLIC—1.4%
Electric—1.4%
CEZ AS (d)	23,100	995,226

EGYPT—1.5%
Telecommunications—1.5%
Orascom Telecom Holding SAE GDR (d)	16,100	1,115,611

HONG KONG—9.3%
Electric Utility—1.1%
China Resources Power Holdings Co. Ltd. (d)	495,000	775,708

Food & Beverage—0.0%
China Resources Enterprise Ltd. (d)	1,200	3,761

Insurance—0.8%
China Life Insurance Co. Ltd. (d)	204,700	601,212

Oil & Gas—2.1%
China Petroleum (d)	1,451,600	1,212,362
CNPC Hong Kong Ltd. (d)	574,200	288,244

		1,500,606

Real Estate—1.0%
Shimao Property Holdings Ltd. (b) (d)	485,900	749,193

Retail—1.5%
Hengan International Group Co. Ltd. (d)	166,000	453,902

Gartmore Emerging Markets Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares	Value
Ports Design Ltd. (d)	234,500	645,484

		1,099,386

Telecommunications—1.9%
China Mobile Ltd. (d)	154,100	1,419,734

Transportation—0.9%
Pacific Basin Shipping Ltd. (d)	982,400	686,030

		6,835,630

HUNGARY—0.7%
Oil & Gas—0.7%
MOL Hungarian Oil & Gas Nyrt. (d)	4,800	499,524

INDIA—1.2%
Software & Computer Services—1.2%
Satyam Computer Services Ltd. ADR	39,000	907,920

INDONESIA—3.0%
Automobile—1.1%
PT Astra International Tbk (d)	511,000	836,931

Banking—0.9%
PT Bank Internasional Indonesia (d)	27,792,400	687,178

Telecommunications—1.0%
PT Telekomunikasi Indonesia (d)	671,887	700,115

		2,224,224

KAZAKHSTAN—1.2%
Banking—0.6%
Kazkommertsbank (b)	20,100	449,235

Mining—0.6%
KazakhGold Group Ltd. (b)	18,592	440,630

		889,865

KOREA—11.0%
Banking—2.2%
Industrial Bank of Korea (b) (d)	58,400	1,082,837
Kookmin Bank ADR (b)	7,600	604,428

		1,687,265

Building – Residential & Commercial—2.2%
Hanjin Heavy Industries & Construction Co. Ltd. (d)	29,150	900,278
Hyundai Development Co. (b)	13,060	689,779

		1,590,057

Electronics—2.2%
Samsung Electronics Co. Ltd. (d)	2,632	1,630,746

Financial Services—0.7%
Hana Financial Group, Inc. (d)	10,659	528,005

Metals & Mining—1.3%
Korea Zinc Co. (d)	10,500	934,956

Retail—1.1%
Lotte Shopping Co. Ltd. GDR (b)	40,399	782,933

Telecommunications—1.3%
Samsung Electronics GDR	4,054	935,461

		8,089,423

LUXEMBOURG—1.1%
Steel—1.1%
Ternium SA ADR (b)	30,900	793,821

MALAYSIA—3.0%
Agricultural Operations—0.9%
IOI Corp. Berhad (d)	125,600	659,351

Banking—1.3%
Bumiputra-Commerce Holdings Bhd (d)	341,600	900,663

Casino & Gambling—0.8%
Genting Berhad (d)	56,200	610,834

		2,170,848

MEXICO—7.0%
Brewery—0.9%
Fomento Economico Mexicano, SAB de CV ADR	5,400	648,378

Financial Services—1.5%

Gartmore Emerging Markets Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares	Value
Grupo Financiero Banorte SA de CV	277,817	1,105,903

Retail—1.4%
Wal-Mart de Mexico SA de CV	237,500	1,051,875

Steel—1.0%
Industrias CH SA (b)	170,400	742,143

Telecommunications—2.2%
America Movil SA de CV ADR	36,100	1,601,395

		5,149,694

PAKISTAN—0.1%
Banking—0.1%
MCB Bank Ltd. GDR	3,004	57,677

RUSSIA—10.9%
Automobile—0.7%
JSC Severstal—Avto (d)	16,385	483,960

Banking—1.8%
Sberbank Rossi (d)	405	1,338,590

Electric—2.0%
RAO Unified Energy System GDR	12,400	1,444,600

Metals—0.2%
Chelyabinsk Zink Plant GDR (b)	7,200	119,016

Mining—0.9%
JSC MMC Norilsk Nickel ADR	4,100	692,900

Oil & Gas—4.0%
OAO Gazprom GDR (d)	45,400	1,946,752
Surgutneftegaz ADR	17,400	1,044,000

		2,990,752

Telecommunications—1.3%
Mobile Telesystems ADR	17,400	942,384

		8,012,202

SOUTH AFRICA—7.1%
Banking—1.1%
ABSA Group Ltd. (d)	43,200	798,111

Diversified Operations—1.2%
Barloworld Ltd. (d)	33,989	880,303

Health Care—1.0%
Network Healthcare Holdings, Ltd. (d)	359,300	731,051

Mining—0.9%
Anglo American Platinum Corp. Ltd. (d)	5,100	645,681

Oil & Gas—0.9%
Sasol Ltd. (d)	18,500	631,267

Retail—0.9%
Truworths International Ltd. (d)	141,000	674,033

Telecommunications—1.1%
MTN Group Ltd. (d)	69,552	840,584

		5,201,030

SOUTH KOREA—1.8%
Steel—1.3%
POSCO (d)	2,681	942,834

Utilities—Electric—0.5%
Korea Electric Power Corp. (b) (d)	8,000	364,207

		1,307,041

TAIWAN—10.3%
Agricultural Products—0.6%
Taiwan Fertilizer Co. Ltd. (d)	267,100	476,363

Building Products—0.8%
Taiwan Cement Corp. (d)	709,139	609,440

Computer Hardware—0.0%
Asustek Computer, Inc. (d)	700	1,857

Electronics—2.4%
Delta Electronics, Inc. (d)	212,400	696,618
Hon Hai Precision Industry Co. Ltd. (d)	156,000	1,072,044

		1,768,662

Gartmore Emerging Markets Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares	Value
Financial Services—1.1%
Shin Kong Financial Holding Co. Ltd. (d)	780,932	785,408

Semiconductors—4.6%
MediaTek, Inc. (d)	112,600	1,237,444
Siliconware Precision Industries Co. (d)	465,000	792,004
Taiwan Semiconductor Manufacturing Co. Ltd. (d)	634,000	1,308,154

		3,337,602

Technology—0.8%
Unimicron Technology Corp. (d)	481,110	622,962

		7,602,294

THAILAND—1.1%
Mining—1.1%
Banpu Public Co. Ltd.	146,000	773,340

TURKEY—1.1%
Banking—1.1%
Turkiye Vakiflar Bankasi T.A.O. (d)	316,415	836,879

Total Common Stocks		66,192,006

Participation Notes—7.2%
INDIA—6.4%
Automobile—0.9%
Tata Motors Ltd., 0.00%, 09/14/07 (b) (d)	34,700	690,183

Building Materials—1.3%
India Cements Ltd., 0.00%, 01/16/11 (b) (d)	192,004	952,340

Chemicals—1.0%
Reliance Industries Ltd., 0.00%, 03/09/09 (b) (d)	24,451	756,758

Telecommunications—3.2%
Bharti Airtel Ltd., 04/27/07 (b) (d)	143,931	2,311,532

		4,710,813

PAKISTAN—0.8%
Banking—0.8%
Muslim Commercial Bank Ltd., 0.00%, 09/22/09 (b) (d)	123,300	605,403

Total Participation Notes		5,316,21

Repurchase Agreements—1.9%
Nomura Securities, 5.14% dated 01/31/07, due 02/01/07, repurchase price $1,431,653, collateralized by U.S. Government Agency Mortgages with a market value of $1,460,078	1,431,449	1,431,449

Total Repurchase Agreements		1,431,449

Total Investments (Cost $58,720,131) (a)—99.2%		72,939,671
Other assets in excess of liabilities—0.8%		612,663

Net Assets—100%		$73,552,334

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Preferred Stock.
(d)	Fair Valued Security.

ADR American Depository Receipt

GDR Global Depository Receipt

See notes to statements of investments.

Gartmore International Growth Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.3%)
ARGENTINA (1.4%)
Steel - Producers (1.4%)
Tenaris SA (c)	48,840	$1,169,511

AUSTRALIA (3.4%)
Computer Software & Services (1.5%)
Computershare Ltd. (c)	173,820	1,243,603

Pharmaceuticals (1.9%)
CSL Ltd. (c)	29,240	1,582,708

		2,826,311

AUSTRIA (1.5%)
Banking (1.5%)
Erste Bank der oesterreichischen	15,570	1,216,872

Sparkassen AG (c)
BRAZIL (3.4%)
Banking (1.4%)
Banco Bradesco SA ADR	29,150	1,184,656

Mining (2.0%)
Companhia Vale de Rio Doce ADR	58,580	1,683,003

		2,867,659

CANADA (4.3%)
Aluminum (1.5%)
Alcan, Inc.	24,050	1,226,550

Computers (1.2%)
Research In Motion Ltd. (b)	7,780	994,128

Mining (1.6%)
Hudbay Minerals, Inc. (b)	71,280	1,320,786

		3,541,464

CHINA (0.2%)
Construction (0.2%)
China Communications Construction	167,000	190,167

Co. Ltd. (b)
FRANCE (11.5%)
Automotive (1.0%)
Compagnie Generale des Etablissements	8,900	817,124

Michelin (c)
Banking (1.9%)
Societe Generale (c)	9,359	1,661,177

Chemicals (1.7%)
Rhodia SA (b) (c)	397,480	1,432,575

Diversified Operations (1.6%)
LVMH Moet Hennessy SA (c)	12,435	1,316,898

Engineering (1.8%)
Alstom SA (b) (c)	11,950	1,465,358

Food Products & Services (1.8%)
Groupe Danone (c)	9,490	1,466,936

Telecommunications (1.7%)
France Telecom SA (c)	49,770	1,383,430

		9,543,498

Gartmore International Growth Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
GERMANY (7.6%)
Automotive (1.6%)
Porsche AG, Preferred Shares (c)	1,044	1,322,418

Chemicals (1.0%)
Symrise AG (b)	30,798	810,748

Engineering (1.5%)
Linde AG (c)	11,500	1,238,383

Machinery (2.0%)
MAN AG (c)	15,730	1,663,626

Pharmaceuticals (1.5%)
Merck KGaA (c)	11,000	1,288,843

		6,324,018

GREECE (1.1%)
Banking (1.1%)
National Bank of Greece SA (c)	16,830	879,242

HONG KONG (3.7%)
Real Estate (1.9%)
New World Development Co. Ltd. (c)	724,000	1,590,232

Telecommunications (1.8%)
China Mobile Ltd. ADR	32,630	1,505,875

		3,096,107

ITALY (3.6%)
Automotive (1.8%)
Fiat SpA (b) (c)	67,680	1,477,691

Banking (1.8%)
UniCredito Italiano SpA (c)	161,620	1,501,185

		2,978,876

JAPAN (16.4%)
Automotive (3.9%)
Suzuki Motor Corp. (c)	57,500	1,657,424
Toyota Motor Corp. (c)	24,400	1,606,317

		3,263,741

Chemicals (1.5%)
Shin-Etsu Chemical Co. Ltd. (c)	19,000	1,239,431

Electronics (1.6%)
Canon, Inc. (c)	25,800	1,361,764

Machinery (1.8%)
Komatsu Ltd. (c)	70,000	1,486,208

Photographic Products (1.8%)
Nikon Corp. (c)	66,000	1,477,364

Real Estate (1.9%)
Mitsui Fudosan Co. Ltd. (c)	62,000	1,615,687

Tobacco (1.8%)
Japan Tobacco, Inc. (c)	307	1,474,816

Toys (2.1%)
Nintendo Co. Ltd. (c)	5,800	1,718,952

		13,637,963

MALAYSIA (1.3%)
Casinos & Gambling (1.3%)
Genting Berhad (c)	101,000	1,097,762

MEXICO (2.7%)
Beverages (1.0%)
Fomento Economico Mexicano S.A.B. de C.V. ADR	6,800	816,476

Gartmore International Growth Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Financial Services (1.7%)
Grupo Financiero Banorte SA de CV	356,310	1,418,359

		2,234,835

NETHERLANDS (3.3%)
Steel—Producers (1.7%)
Mittal Steel Co. NV (c)	29,340	1,387,318

Transportation (1.6%)
TNT NV (c)	30,778	1,392,996

		2,780,314

NORWAY (1.9%)
Telecommunications (1.9%)
Telenor ASA (c)	76,350	1,558,647

RUSSIA (1.8%)
Banking (1.8%)
Sberbank (c)	448	1,480,712

SINGAPORE (1.3%)
Airlines (1.3%)
Singapore Airlines Ltd. (c)	94,000	1,078,835

SPAIN (1.8%)
Telecommunications (1.8%)
Telefonica SA (c)	69,550	1,525,398

SWEDEN (1.8%)
Banking (1.8%)
Skandiaviska Enskilda Banken AB (c)	45,550	1,525,281

SWITZERLAND (3.7%)
Banking (1.9%)
Julius Baer Holding Ltd. (c)	12,890	1,551,359

Engineering (1.8%)
ABB Ltd. (c)	85,100	1,515,823

		3,067,182

UNITED KINGDOM (21.6%)
Aerospace & Defense (1.4%)
Rolls-Royce Group PLC (c)	124,280	1,148,377

Airlines (2.0%)
British Airways PLC (b) (c)	156,200	1,658,488

Banking (1.9%)
Barclays PLC (c)	106,540	1,554,296

Chemicals (0.9%)
Imperial Chemical Industries PLC (c)	84,500	763,603

Energy (1.7%)
Centrica PLC (c)	190,200	1,392,578

Financial Services (1.7%)
Lloyds TSB Group PLC (c)	126,710	1,455,547

Food Products & Services (1.4%)
Unilever PLC (c)	42,500	1,160,462

Insurance (2.6%)
Legal & General Group PLC (c)	455,180	1,391,040

Prudential PLC (c)	59,740	808,681

		2,199,721

Mining (1.7%)
Xstrata PLC (c)	29,593	1,390,080

Retail (1.6%)
Marks & Spencer Group PLC (c)	97,890	1,302,579

Telecommunications (1.7%)
Vodafone Group PLC (c)	496,060	1,451,377

Gartmore International Growth Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Tobacco (1.4%)
Imperial Tobacco Group PLC (c)	28,600	1,163,581

Utilities (1.6%)
Pennon Group PLC (c)	119,286	1,335,476

		17,976,165

Total Common Stocks		82,596,819

Rights (0.0%)
GERMANY (0.0%)
Pharmaceuticals (0.0%)
Merck KGaA	10,500	21,620

Total Rights		21,620

Repurchase Agreements (1.5%)
Nomura Securities, 5.14%, dated 01/31/07, due 02/01/07, repurchase price $1,276,025, collateralized by U.S. Government Agency	$1,275,843	1,275,843

Mortgages with a market value of $1,301,360
Total Repurchase Agreements		1,275,843

Total Investments (Cost $73,059,321) (a) - 100.8%		83,894,282

Liabilities in excess of other assets - (0.8)%		(706,092)

NET ASSETS - 100.0%		$83,188,190

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Fair Valued Security.

ADR	American Depository Receipt

See notes to statements of investments.

Gartmore Micro Cap Equity Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares Or Principal Amount	Value
Common Stocks (98.7%)
Advertising Services (1.7%)
24/7 Real Media, Inc. (b) (c)	175,000	1,769,250

Bank Holding Companies (1.4%)
Vineyard National Bancorp Co. (c)	59,400	1,477,278

Biotechnology (1.8%)
CryoLife, Inc. (b)	220,000	1,850,200

Business Services (2.5%)
Marlin Business Services, Inc. (b)	60,000	1,405,800
PeopleSupport, Inc. (b)	50,000	1,192,500

		2,598,300

Commercial Services (1.1%)
Providence Service Corp. (b) (c)	50,000	1,100,000

Computer Equipment (1.3%)
Media Sciences International, Inc. (b) (c)	214,000	1,328,940

Computer Software & Services (11.4%)
Cray, Inc. (b) (c)	150,000	1,740,000
Double-Take Software, Inc. (b)	110,000	1,390,400
MapInfo Corp. (b)	110,000	1,501,500
Netlist, Inc (b)	190,000	1,805,000
Radiant Systems, Inc. (b) (c)	180,000	2,030,400
Think Partnership, Inc. (b) (c)	550,000	1,809,500
Tumbleweed Communications Corp. (b) (c)	90,000	288,900
Website Pros, Inc. (b) (c)	150,000	1,297,500

		11,863,200

Consulting Services (2.6%)
Perficient, Inc. (b) (c)	60,000	1,254,600
TRX, Inc. (b)	200,000	1,480,000

		2,734,600

Cosmetics (1.6%)
CCA Industries, Inc.	150,000	1,671,000

Diagnostic Substances (1.5%)
Trinity Biotech plc ADR-IE (b) (c)	175,000	1,592,500

E-Commerce (1.0%)
eDiets.com, Inc. (b) (c)	350,000	1,085,000

Electronics (5.1%)
Cyberoptics Corp. (b) (c)	113,601	1,537,022
Directed Electronics, Inc. (b) (c)	115,500	1,155,000
Labarge, Inc. (b)	75,300	1,012,785

Gartmore Micro Cap Equity Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares Or Principal Amount	Value
Napco Security Systems, Inc. (b) (c)	110,553	664,424
NovAtel, Inc. (b)	24,900	1,027,125

		5,396,356

Engineering Services (1.4%)
ENGlobal Corp. (b) (c)	225,000	1,462,500

Financial (3.2%)
FirstCity Financial Corp. (b) (c)	150,000	1,635,000
Medallion Financial Corp.	150,000	1,693,500

		3,328,500

Food Products & Services (1.0%)
SunOpta, Inc. (b) (c)	98,200	1,066,452

Healthcare (13.7%)
Allied Healthcare International, Inc. (b)	600,000	1,800,000
Angiodynamics, Inc. (b) (c)	76,600	2,022,239
Bio-Reference Laboratories, Inc. (b) (c)	60,000	1,377,000
Cynosure, Inc. (b)	99,800	1,934,124
Lemaitre Vascular, Inc. (b)	215,000	1,358,800
NovaMed, Inc. (b)	140,000	1,044,400
Option Care, Inc. (c)	120,000	1,582,800
Rockwell Medical Technologies, Inc. (b) (c)	234,600	1,557,744
ThermoGenesis Corp. (b)	400,000	1,608,000

		14,285,107

Household Appliances (1.4%)
Cybex International, Inc. (b) (c)	240,000	1,483,200

Human Resources (1.9%)
Kforce, Inc. (b)	140,000	1,996,400

Insurance (3.5%)
21st Century Holdings Co.	41,500	954,500
First Mercury Financial Corp. (b)	55,000	1,204,500
James River Group, Inc. (b) (c)	50,000	1,538,500

		3,697,500

Internet (5.5%)
Health Grades, Inc. (b)	325,000	1,787,500
IMergent, Inc. (b)	99,800	1,996,998
TheStreet.com, Inc. (c)	192,600	1,906,740

		5,691,238

Machinery (3.1%)
BTU International, Inc. (b) (c)	160,000	1,774,400
Gehl Co. (b)	55,000	1,471,250

		3,245,650

Metal Processors (1.6%)
Sun Hydraulics Corp. (c)	80,000	1,701,600

Motor Vehicle Parts & Accessories (3.4%)
Amerigon, Inc. (b) (c)	135,000	1,474,200
Fuel Systems Solutions, Inc. (b) (c)	95,000	2,109,000

		3,583,200

Oil & Gas (1.4%)
TGC Industries, Inc. (b) (c)	175,000	1,431,500

Gartmore Micro Cap Equity Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares Or Principal Amount	Value
Pollution Control (1.1%)
Flanders Corp. (b) (c)	135,000	1,185,300

Printing (1.2%)
Multi-Color Corp.	37,700	1,290,094

Research & Development (1.5%)
Kendle International, Inc. (b)	40,000	1,553,600

Retail (3.3%)
Collegiate Pacific, Inc.	140,000	1,247,400
Lenox Group, Inc. (b) (c)	205,000	770,800
United Retail Group, Inc. (b)	110,000	1,438,800

		3,457,000

Semiconductors (2.6%)
FSI International, Inc. (b) (c)	250,000	1,225,000
Ultra Clean Holdings (b) (c)	110,600	1,541,764

		2,766,764

Technology (1.4%)
Merge Technologies, Inc. (b) (c)	271,300	1,497,576

Telecommunications (3.1%)
Radyne, Inc. (b)	160,000	1,673,600
Sirenza Microdevices, Inc. (b) (c)	225,000	1,584,000

		3,257,600

Transportation Services (5.3%)
Celadon Group, Inc. (b) (c)	99,600	1,672,284
Dynamex, Inc. (b) (c)	55,000	1,343,100
Marten Transport Ltd. (b) (c)	49,180	752,946
MC Shipping, Inc. (c)	190,000	1,759,400

		5,527,730

Veterinary Diagnostics (1.6%)
Neogen Corp. (b)	75,000	1,709,250

Wireless Equipment (3.5%)
Globecomm Systems, Inc. (b) (c)	195,000	2,139,150
Relm Wireless Corp. (b) (c)	250,000	1,532,500

		3,671,650

Total Common Stocks		103,356,035

Repurchase Agreements (0.8%)
Nomura Securities, 5.14%, dated 01/31/07, due 02/01/07,	$829,834	829,834

repurchase price $829,953, collateralized by U.S. Government
Agency Mortgages, with a market value of $846,431.

Total Repurchase Agreements		829,834

Short-Term Securities Held as Collateral for Securities on Loan (32.9%)
Banc of America Securities LLC Repurchase Agreement,	$14,435,996	14,435,996
5.32%, dated 01/31/07, due 02/01/07, repurchase price
$ 14,438,129, collateralized by U.S. Government Agency
Mortgages with a market value of $ 14,724,716
Bank of America Corp. Master Note, 5.38%, 02/07/07 (d)	2,000,000	2,000,000
CDC Financial Products, Inc. Master Note, 5.36%, 02/28/07 (d)	5,000,000	5,000,000

Gartmore Micro Cap Equity Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares Or Principal Amount	Value
Citigroup Global Markets, Inc. Master Note, 5.38%, 02/07/07 (d)	3,000,000	3,000,000
Deutsche Bank London Time Deposit, 5.34%, 06/01/07 (d)	1,500,000	1,500,000
Dexia Bank Paris Time Deposit, 5.34%, 06/01/07 (d)	1,500,000	1,500,000
Islandsbanki HF Corp. Medium Term Note, 5.39%, 03/22/07 (d)	1,000,000	1,000,000
Unicredito Italiano Bank PLC Medium Term Note, 5.33%, 02/29/08 (d)	3,000,000	3,000,000
Washington Mutual Bank Certificate of Deposit, 5.32%, 02/20/07	3,000,000	3,000,000

Total Short-Term Securities Held as Collateral for Securities on Loan		34,435,996

Total Investments (Cost $132,007,371) (a) - 132.4%		138,621,865
Liabilities in excess of other assets - (32.4)%		(33,895,971)

NET ASSETS - 100.0%		104,725,894

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of security was on loan as of January 31, 2007.
(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2007. The maturity date represents the actual maturity date.

ADR - American Depository Receipt

IE - Ireland

See notes to statements of investments.

Gartmore U.S. Growth Leaders Long-Short Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks – Long Positions (c) (80.2%)
Capital Goods & Defense (9.5%)
American Axle & Manufacturing	61,900	$1,286,282
Holdings, Inc.
AMETEK, Inc.	38,975	1,350,874
Boeing Co.	18,630	1,668,502
Caterpillar, Inc.	14,560	932,859
Emerson Electric Co.	29,030	1,305,479
Precision Castparts Corp.	13,610	1,209,793
Rockwell Collins, Inc.	14,290	974,721

		8,728,510

Casinos & Gambling (3.1%)
Penn National Gaming, Inc. (b)	22,040	965,792
WMS Industries, Inc. (b)	22,910	908,611
Wynn Resorts Ltd.	8,620	963,199

		2,837,602

Chemicals (3.0%)
Celanese Corp.	42,780	1,122,975
Monsanto Co.	29,890	1,646,640

		2,769,615

Computer Software & Services (6.9%)
BEA Systems, Inc. (b)	63,900	787,887
Cisco Systems, Inc. (b)	71,620	1,904,376
Hewlett-Packard Co.	37,370	1,617,374
Nuance Communications, Inc. (b)	53,210	612,979
TIBCO Software, Inc. (b)	79,750	740,080
webMethods, Inc. (b)	93,170	701,570

		6,364,266

Construction (0.8%)
Lennar Corp.	13,070	710,747

Consumer Cyclical (4.6%)
Abercrombie & Fitch Co., Class A	14,640	1,164,466
Barnes & Noble, Inc.	30,420	1,184,250
Best Buy Co., Inc.	20,530	1,034,712
Standard Pacific Corp.	32,150	882,196

		4,265,624

Consumer Staple (5.9%)
Altria Group, Inc.	21,970	1,919,958
Kroger Co. (The)	38,680	990,208
PepsiCo, Inc.	38,870	2,535,879

		5,446,045

Energy (6.9%)
Exxon Mobil Corp.	26,610	1,971,801
First Solar, Inc. (b)	33,450	1,082,777
Noble Corp.	12,980	972,851
Peabody Energy Corp.	16,880	689,210
XTO Energy, Inc.	31,900	1,609,993

		6,326,632

Finance (7.5%)

Gartmore U.S. Growth Leaders Long-Short Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Charles Schwab Corp. (The)	49,680	939,946
Franklin Resources, Inc.	12,500	1,488,875
Goldman Sachs Group, Inc.	6,740	1,429,958
IntercontinentalExchange, Inc. (b)	6,200	809,410
U.S. Bancorp	28,500	1,014,600
Wachovia Corp.	21,300	1,203,450

		6,886,239

Health Care (8.4%)
Baxter International, Inc.	23,400	1,162,044
Cardinal Health, Inc.	13,380	955,600
Covance, Inc. (b)	16,790	1,035,104
Genzyme Corp. (b)	18,980	1,247,555
Gilead Sciences, Inc. (b)	20,870	1,342,358
Pharmion Corp. (b)	23,880	760,578
Wyeth	25,430	1,256,496

		7,759,735

Hotels (1.0%)
Starwood Hotels & Resorts Worldwide, Inc.	15,140	947,461

Media & Services (1.1%)
Robert Half International, Inc.	25,170	1,024,419

Multimedia (2.5%)
Comcast Corp., Class A (b)	52,250	2,315,720

Restaurants (0.9%)
Cheesecake Factory, Inc. (The) (b)	30,300	837,189

Schools (0.7%)
Apollo Group, Inc., Class A (b)	14,120	612,808

Technology (12.9%)
Adobe Systems, Inc. (b)	24,900	967,863
Autodesk, Inc. (b)	17,610	769,909
Axcelis Technologies, Inc. (b)	100,220	645,417
Broadcom Corp. (b)	24,760	790,339
CheckFree Corp. (b)	18,700	774,741
Ciena Corp. (b)	44,630	1,253,658
Cognos, Inc. (b)	22,000	948,860
Corning, Inc. (b)	54,880	1,143,699
Intel Corp.	54,120	1,134,355
KLA-Tencor Corp.	18,640	917,647
Seagate Technology	36,200	980,658
SiRF Technology Holdings, Inc. (b)	15,780	463,301
Sun Microsystems, Inc. (b)	158,420	1,051,909

		11,842,356

Telecommunications (2.6%)
ADC Telecommunications, Inc. (b)	29,620	478,067
CommScope, Inc. (b)	29,480	952,499
QUALCOMM, Inc.	24,340	916,644

		2,347,210

Transportation (1.9%)
FedEx Corp.	8,670	957,168
Genesis Lease Ltd. ADR—IE (b)	29,210	757,123

		1,714,291

Total Common Stocks – Long Positions (c)		73,736,469

Repurchase Agreements (21.6%)
Nomura Securities, 5.14%, dated 01/31/07,	$19,833,319	19,833,319

due 02/01/07, repurchase price $19,836,151, collateralized by U.S. Government Agency Mortgages with a market value of $20,229,985

Gartmore U.S. Growth Leaders Long-Short Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Total Repurchase Agreements		19,833,319

Total Investments (Cost $ 89,075,609) (a) - 101.8%		93,569,788
Liabilities in excess of other assets - (1.8)%		(1,632,782)

NET ASSETS - 100.0%		$91,937,006

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All long positions held as collateral for securities sold short.

ADR	American Depository Receipt
IE	Ireland

See notes to statements of investments.

Gartmore U.S. Growth Leaders Long-Short Fund

Statement of Securities Sold Short

January 31, 2007

(Unaudited)

	Shares	Value
Common Stocks – Short Positions (27.2%)
Airlines (0.5%)
ExpressJet Holdings, Inc. (b)	53,600	$418,616

Banking (1.0%)
Fifth Third Bancorp	23,940	955,206

Cable TV (0.8%)
DIRECTV Group, Inc. (The) (b)	28,560	696,578

Capital Goods & Defense (4.4%)
Autoliv, Inc.	14,220	858,035
General Electric Co.	38,440	1,385,763
Terex Corp. (b)	14,790	841,403
W.W. Grainger, Inc.	13,920	1,080,888

		4,166,089

Casinos & Gambling (1.0%)
Las Vegas Sands Corp. (b)	8,920	928,304

Coal (1.2%)
Foundation Coal Holdings, Inc.	31,830	1,059,302

Computer Software & Services (4.0%)
Akamai Technologies, Inc. (b)	13,130	737,643
Infosys Technologies Ltd. ADR—IN	14,260	827,080
Lexmark International, Inc. (b)	10,320	650,470
NAVTEQ Corp. (b)	13,490	478,625
SAP AG ADR-DE	21,400	991,676

		3,685,494

Consumer Staple (2.1%)
Kraft Foods, Inc.	55,070	1,923,044

Energy (1.1%)
Tidewater, Inc.	19,220	991,175

Health Care (1.6%)
Forest Laboratories, Inc. (b)	16,960	951,626
Kindred Healthcare, Inc. (b)	18,280	524,636

		1,476,262

Insurance (1.1%)
SAFECO Corp.	15,410	986,394

Restaurants (1.1%)
Yum! Brands, Inc.	16,120	967,361

Retail (4.3%)
Estee Lauder Cos., Inc. (The), Class A	22,700	1,078,250
Kohl's Corp. (b)	17,700	1,255,107
RadioShack Corp.	73,940	1,634,075

		3,967,432

Technology (3.0%)
Advanced Micro Devices, Inc. (b)	63,530	987,892
Applied Materials, Inc.	73,370	1,300,850
Garmin Ltd.	9,310	467,548

		2,756,290

Total Common Stocks – Short Positions		24,977,547

Exchange Traded Funds (11.6%)
Equity Funds (11.6%)

Gartmore U.S. Growth Leaders Long-Short Fund

Statement of Securities Sold Short

January 31, 2007

(Unaudited)

	Shares	Value
iShares Nasdaq Biotechnology Index	17,330	1,384,494
iShares Russell 1000 Index	44,290	3,469,679
iShares Russell 2000 Growth	54,350	4,355,608
KBE Bank ETF	24,790	1,458,148

Total Exchange Traded Funds		10,667,929

Total Securities Sold Short (proceeds $34,019,589) (a)—38.8%		$35,645,476

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

ADR	American Depository Receipt

DE	Germany

IN	India

See notes to statements of investments.

Gartmore Value Opportunities Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.1%)
Aerospace & Defense (0.9%)
United Industrial Corp.	2,800	$141,428

Agricultural Operations (0.9%)
The Andersons, Inc.	3,900	155,064

Apparel Manufacturers (1.4%)
Quiksilver, Inc. (b)	6,700	95,207
Warnaco Group, Inc. (The) (b)	4,600	130,134

		225,341

Business Credit Institutions (1.0%)
Hercules Technology Growth	12,100	171,699

Chemicals (3.0%)
Airgas, Inc.	2,800	116,536
Hercules, Inc. (b)	7,500	147,075
RPM International, Inc.	5,900	137,057
Sensient Technologies Corp.	4,100	101,188

		501,856

Commercial Banks (8.1%)
Banner Corp.	3,000	128,520
Cobiz, Inc.	7,800	160,836
Colonial BancGroup, Inc.	5,900	144,786
First Indiana Corp. (c)	1,100	26,125
First Midwest Bancgroup, Inc.	5,300	198,962
Greene County Bancshares, Inc.	3,100	113,801
Security Bank Corp. (c)	8,866	194,431
Sterling Bancshares, Inc.	13,800	166,290
SVB Financial Group (b) (c)	4,400	205,260

		1,339,011

Commercial Services & Supplies (1.0%)
Tetra Tech, Inc. (b)	8,800	158,224

Computer Services, Software & Systems (2.4%)
Cray, Inc. (b)	9,460	109,736
Digital River, Inc. (b)	2,900	148,422
Novell, Inc. (b)	19,500	141,375

		399,533

Consumer Finance (1.1%)
Advanta Corp., Class B	3,742	173,666

Consumer Products (1.7%)
Lancaster Colony Corp.	2,700	118,098
Tupperware Corp.	6,900	160,977

		279,075

Containers & Packaging (1.7%)
Caraustar Industries, Inc. (b) (c)	9,000	71,640
Landec Corp. (b)	8,600	105,350
Silgan Holdings, Inc.	2,310	108,177

		285,167

Distribution & Wholesale (1.0%)
LKQ Corp. (b)	7,800	167,076

Gartmore Value Opportunities Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amounts	Value
Diversified Minerals (0.8%)
AMCOL International (c)	4,300	129,258

Electric Utilities (3.2%)
ALLETE, Inc.	4,600	221,214
Cleco Corp.	5,900	150,686
IDACORP, Inc.	4,200	155,190

		527,090

Electrical Equipment (3.6%)
CalAmp Corp. (b)	14,100	112,236
General Cable Corp. (b)	2,900	125,077
Kemet Corp. (b)	14,300	107,822
Microsemi (b)	6,100	111,020
Trident Microsystems (b)	6,800	141,916

		598,071

Energy Equipment & Services (0.7%)
Hanover Compressor Co. (b) (c)	5,900	114,165

Food & Staples Retailing (1.4%)
Casey's General Stores, Inc.	4,400	112,288
Pilgrim's Pride Corp.	3,800	120,346

		232,634

Gas Utilities (2.0%)
South Jersey Industries, Inc.	3,600	118,944
WGL Holdings, Inc.	6,500	205,595

		324,539

Health Care Equipment & Supplies (0.3%)
IntraLase Corp. (b)	2,200	54,120

Health Care Providers & Services (2.6%)
Bio-Reference Laboratories, Inc. (b)	300	6,885
Chemed Corp.	4,500	164,250
inVentiv Health, Inc. (b)	7,200	252,648

		423,783

Hotels Restaurants & Leisure (2.9%)
CEC Entertainment, Inc. (b)	3,400	143,786
Denny's Corp. (b)	21,400	114,490
Rare Hospitality International, Inc. (b)	3,800	119,852
Vail Resorts, Inc. (b)	2,200	101,750

		479,878

Industrial Materials (1.3%)
Carlisle Cos., Inc.	1,700	138,448
Koppers Holdings, Inc.	3,300	83,853

		222,301

Insurance (3.7%)
Amerisafe, Inc. (b)	7,450	123,149
Seabright Insurance Holdings, Inc. (b)	4,630	83,386
The Hanover Insurance Group, Inc.	4,200	201,810
Tower Group, Inc.	5,840	196,224

		604,569

Internet Software & Services (0.8%)
TheStreet.com, Inc.	6,000	59,400
Website Pros, Inc. (b)	8,300	71,795

		131,195

Leisure Equipment & Products (1.1%)
K2, Inc. (b)	7,200	86,976
RC2 Corp. (b)	2,600	102,726

		189,702

Life Sciences Tools & Services (2.3%)
Invitrogen Corp. (b)	2,900	177,567

Gartmore Value Opportunities Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amounts	Value
Varian, Inc. (b)	3,800	203,338

		380,905

Machinery (5.0%)
Baldor Electric Co.	3,800	134,216
CLARCOR, Inc. (c)	4,800	166,368
ESCO Technologies, Inc. (b)	4,000	191,080
Federal Signal Corp.	5,100	83,742
Gardner Denver, Inc. (b)	2,000	77,100
Robbins & Myers, Inc.	3,900	169,572

		822,078

Metals & Mining (0.4%)
Royal Gold, Inc.	2,100	67,641

Media (1.2%)
DreamWorks Animation SKG, Inc. (b)	6,900	194,442

Office Supplies (0.3%)
Acco Brands Corp. (b)	2,000	48,260

Oil & Gas (3.8%)
CNX Gas Corp. (b)	4,900	125,342
Kodiak Oil & Gas Corp. (b)	23,720	108,875
Superior Well Services, Inc. (b)	8,380	190,561
Unit Corp. (b)	3,200	155,136
Warren Resources, Inc. (b) (c)	4,300	47,687

		627,601

Pharmaceuticals (4.1%)
K-V Pharmaceutical Co. (b)	7,100	179,133
Medicis Pharmaceutical Corp.	3,800	144,134
Omrix Biopharmaceuticals, Inc. (b)	2,000	68,160
Perrigo Co.	10,500	181,440
Viropharma, Inc. (b)	6,300	107,289

		680,156

Real Estate Investment Trusts (10.4%)
Annaly Mortgage Management, Inc.	14,270	196,641
Brt Realty Trust	7,600	216,981
Diamondrock Hospitality Co.	8,220	154,947
First Industrial Realty Trust (c)	3,500	165,410
Friedman, Billings, Ramsey Group, Inc. (c)	21,500	168,990
JER Investors Trust, Inc.	5,200	106,496
KKR Financial Corp.	3,600	97,416
Meruelo Maddux Properties, Inc. (b)	12,900	137,772
Newcastle Investment Corp.	4,700	152,374
Rait Investment Trust	5,260	196,671
Winston Hotels, Inc.	9,600	133,728

		1,727,426

Semiconductors & Semiconductor Equipment (0.9%)
Cirrus Logic, Inc. (b)	8,400	62,328
Cymer, Inc. (b)	2,100	88,683

		151,011

Software (2.9%)
Avid Technology, Inc. (b) (c)	3,600	133,200
Parametric Technology Corp. (b)	6,520	129,226
Sonic Solutions (b)	5,400	99,090
THQ, Inc. (b)	3,800	115,140

		476,656

Specialty Retail (3.6%)
Aeropostale, Inc. (b)	2,700	97,038
Finish Line, Inc., Class A	8,800	112,376
Hot Topic, Inc. (b)	5,200	54,132
Jos. A. Bank Clothiers, Inc. (b) (c)	3,200	99,072

Gartmore Value Opportunities Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amounts	Value
New York & Co., Inc. (b)	6,900	100,809
Payless ShoeSource, Inc. (b)	3,600	122,220
Sonic Automotive, Inc. (c)	4,900	153,615
Tween Brands, Inc. (b)	2,700	92,313
United Auto Group, Inc.	4,000	95,880
United Retail Group, Inc. (b)	5,000	65,400

		992,855

Telecommunication (5.6%)
3Com Corp. (b)	18,900	73,710
Arris Group, Inc. (b)	10,100	143,622
C-COR, Inc. (b)	14,500	198,505
Dobson Communications Corp. (b)	9,400	91,086
Finisar Corp. (b)	49,200	159,408
Foundry Networks, Inc. (b)	11,100	160,617
Ntelos Holding Corp. (b)	4,840	90,121

		917,069

Thrifts & Mortgage Finance (2.5%)
BankUnited Financial Corp., Class A (c)	7,900	217,961
Triad Guaranty, Inc. (b)	3,900	200,850

		418,811

Tires & Rubber (1.0%)
Cooper Tire & Rubber Co. (c)	10,300	164,697

Trading Companies & Distributors (0.7%)
Interline Brands, Inc. (b)	5,100	115,923

Veterinary Diagnostics (0.4%)
Animal Health International, Inc. (b)	4,880	60,756

Waste Disposal (1.0%)
Waste Connections, Inc. (b)	3,800	165,566

Total Common Stocks		16,040,298

Repurchase Agreement (3.8%)
Nomura Securities, 5.14%, dated 01/31/07, due 02/01/07, repurchase price $628,795, collateralized by U.S. Government Agency Mortgages with a market value of $ 641,279	$628,705	628,705

Total Repurchase Agreement		628,705

Short-Term Securities Held as Collateral for Securities on Loan (9.1%)
Banc of America Securities LLC Repurchase
Agreement, 5.32%, dated 01/31/07, due 02/01/07, repurchase price $1,111,351, collateralized by U.S. Government Agency Mortgages with a market value of $ 1,133,411 Beta Finance, Inc. Medium Term Note, 5.33%, 02/29/08 (d)	1,111,187 200,000	1,111,187 200,000
Unicredito Italiano Bank (IRE) PLC, 5.33%,11/09/06 (d)	200,000	200,000

Total Short-Term Securities Held as Collateral for Securities on Loan		1,511,187

Total Investments (Cost $ 16,893,197) (a)—110.0%		18,180,190
Liabilities in excess of other assets—(10.0)%		(1,659,719)

NET ASSETS—100.0%		$16,520,471

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of security was on loan as of January 31, 2007.

Gartmore Value Opportunities Fund

Statement of Investments

January 31, 2007

(Unaudited)

(d)	Variable rate security. The rate reflected in the Statement of Investments is the rate reflected in effect on January 31, 2007.

See notes to statements of investments.

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
U.S. Government and Agency Long-Term Obligations (59.5%)
Federal Home Loan Mortgage Corporation (35.5%)
4.88%, 02/17/09 (e)	3,640,000	$3,622,310
5.75%, 03/15/09	25,235,000	25,547,763
5.25%, 05/21/09 (e)	28,705,000	28,787,956
4.25%, 07/15/09 (e)	2,310,000	2,265,020
6.63%, 09/15/09	30,690,000	31,824,762
6.63%, 09/15/09 (e)	1,075,000	1,114,748
4.50%, 07/01/12	264,927	257,772
5.13%, 07/15/12 (e)	10,325,000	10,329,811
4.88%, 11/15/13 (e)	17,050,000	16,811,692
6.00%, 04/01/14	207,739	208,967
6.00%, 06/01/14	224,307	227,095
5.00%, 07/15/14 (e)	6,000,000	5,970,366
4.38%, 07/17/15 (e)	12,230,000	11,603,054
6.00%, 04/01/16	656,360	664,580
5.25%, 04/18/16 (e)	6,830,000	6,880,849
6.00%, 05/01/17	306,230	310,058
5.00%, 09/01/18	308,618	302,373
5.00%, 12/14/18	5,900,000	5,703,088
5.50%, 04/01/19	282,813	281,618
5.50%, 11/01/19	652,711	649,951
4.50%, 12/01/19	1,650,764	1,584,781
5.50%, 12/01/19	349,512	348,035
5.00%, 01/01/20	841,592	823,539
4.00%, 03/01/20	46,807	43,799
4.00%, 03/01/20	393,909	368,367
4.50%, 03/01/20	502,236	481,793
4.00%, 04/01/20	114,985	107,529
4.00%, 04/01/20	434,970	406,765
4.00%, 04/01/20	50,038	46,822
4.50%, 04/01/20	10,024,416	9,616,401
5.00%, 04/01/20	374,955	366,697
5.50%, 05/01/20	312,642	311,032
5.00%, 06/01/20	725,256	709,282
6.00%, 06/01/20	326,384	330,112
4.50%, 07/01/20	394,748	378,681
4.50%, 07/01/20	440,644	422,709
5.50%, 07/01/20	920,204	915,698
4.00%, 08/01/20	10,635,206	9,945,584
4.50%, 08/01/20	1,891,766	1,814,767
4.50%, 08/01/20	4,437,286	4,259,922
4.50%, 09/01/20	1,768,600	1,696,614
4.50%, 09/01/20	535,004	513,228
4.50%, 10/01/20	368,403	353,408
4.50%, 10/01/20	1,542,405	1,479,626
4.50%, 10/01/20	524,930	503,564
4.50%, 11/01/20	5,048,105	4,842,636
4.50%, 12/01/20	4,037,359	3,873,030
4.50%, 12/01/20	485,706	465,936
4.50%, 01/01/21	345,036	330,992
5.00%, 01/01/21	645,189	630,979
5.00%, 01/01/21	1,381,541	1,351,112
5.00%, 01/01/21	6,686,077	6,538,815
5.50%, 01/01/21	636,532	633,415

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
4.50%, 06/01/21	855,188	820,380
5.00%, 06/01/21	478,008	467,342
6.00%, 07/01/21	372,533	376,751
5.50%, 08/01/21	285,496	284,024
6.00%, 08/01/21	747,680	756,147
4.50%, 09/01/21	489,913	469,972
5.50%, 11/01/21	391,363	389,346
6.75%, 09/15/29 (e)	945,000	1,116,787
6.50%, 05/01/31	59,727	61,120
6.50%, 09/15/31	441,698	453,497
6.50%, 03/15/32	1,179,681	1,211,004
7.00%, 04/15/32	241,690	249,841
7.00%, 05/15/32	145,912	150,819
7.00%, 06/15/32	204,636	211,518
6.25%, 07/15/32 (e)	2,110,000	2,378,675
7.00%, 07/15/32	334,870	346,133
6.50%, 02/01/33	550,287	562,752
6.50%, 12/01/33	759,134	774,499
6.50%, 05/01/34	540,234	550,435
6.50%, 05/01/34	681,819	694,694
6.50%, 07/01/34	322,872	328,969
6.50%, 08/15/34	842,703	863,390
6.50%, 01/01/35	175,960	179,283
6.50%, 04/01/35	211,887	215,453
6.50%, 05/01/35	93,008	94,559
7.00%, 05/01/35	318,651	328,126
4.50%, 08/01/35	2,065,506	1,922,884
5.00%, 08/01/35	10,797,743	10,376,687
5.00%, 08/01/35	485,409	466,480
5.00%, 08/01/35	7,788,252	7,484,551
5.00%, 08/01/35	741,173	712,271
5.00%, 08/01/35	28,040,287	26,946,860
5.00%, 08/01/35	10,322,539	9,920,014
5.00%, 08/01/35	4,384,641	4,213,663
5.50%, 08/01/35	4,599,376	4,529,629
4.50%, 09/01/35	658,735	613,250
4.50%, 09/01/35	8,207,856	7,641,109
4.50%, 09/01/35	568,753	529,481
5.00%, 09/01/35	606,984	583,315
5.00%, 09/01/35	6,826,343	6,560,151
5.00%, 09/01/35	8,045,384	7,731,656
5.50%, 09/01/35	8,213,171	8,088,623
5.00%, 10/01/35	1,397,121	1,342,640
5.50%, 10/01/35	6,255,874	6,161,007
5.50%, 10/01/35	6,846,713	6,742,887
5.50%, 10/01/35	8,409,542	8,282,016
6.50%, 10/01/35	2,010,047	2,043,878
4.50%, 11/01/35	669,618	623,381
5.00%, 11/01/35	651,528	626,122
5.00%, 11/01/35	383,652	368,691
5.00%, 11/01/35	4,938,700	4,746,116
5.00%, 11/01/35	5,950,515	5,718,476
5.00%, 11/01/35	493,164	473,933
5.50%, 11/01/35	455,913	448,999
5.50%, 11/01/35	1,379,783	1,358,859
6.50%, 11/01/35	579,410	589,162
5.00%, 12/01/35	717,574	689,592
5.00%, 12/01/35	556,602	534,897
5.50%, 01/01/36	779,234	767,418
5.50%, 01/01/36	2,327,472	2,292,177
5.50%, 01/01/36	15,152,972	14,923,186
5.50%, 01/01/36	16,918,751	16,662,188

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
6.00%, 02/01/36	1,982,880	1,990,747
6.50%, 02/01/36	199,300	202,620
5.00%, 05/01/36	35,069,556	33,702,023
5.50%, 07/01/36	1,182,337	1,163,675
6.00%, 07/01/36	19,347,574	19,424,337
6.50%, 07/01/36	2,491,805	2,533,315
5.00%, 08/01/36	496,256	476,605
5.50%, 08/01/36	598,126	588,685
6.50%, 08/01/36	3,860,134	3,924,439
6.50%, 08/01/36	1,763,258	1,792,632
6.50%, 08/01/36	559,605	568,927
6.50%, 09/01/36	2,060,065	2,094,383
6.50%, 09/01/36	527,638	536,427
5.00%, 10/01/36	2,758,046	2,648,837
5.50%, 10/01/36	2,939,670	2,893,270
5.50%, 10/01/36	2,191,257	2,156,670
6.00%, 10/01/36	6,497,528	6,523,307
6.00%, 10/01/36	9,563,361	9,601,305
6.00%, 10/01/36	55,846,994	56,068,569
6.50%, 10/01/36	998,152	1,014,780
6.50%, 10/01/36	997,414	1,014,029
6.00%, 11/01/36	4,108,167	4,124,467
5.50%, 12/01/36	799,198	786,584
Gold, Pool #E00282, 6.50%, 03/01/09	102,457	104,539
Gold, Pool #G10399, 6.50%, 07/01/09	42,135	42,415
Gold, Pool #E00394, 7.50%, 09/01/10	86,864	88,453
Gold, Pool #M80898, 4.50%, 02/01/11	872,756	851,184
Gold, Pool #M80904, 4.50%, 03/01/11	561,352	544,970
Gold, Pool #M80917, 4.50%, 05/01/11	132,475	129,200
Gold, Pool #M80926, 4.50%, 07/01/11	556,993	543,226
Gold, Pool #M80934, 4.50%, 08/01/11	661,725	642,413
Gold, Pool #G10940, 6.50%, 11/01/11	33,132	33,703
Gold, Pool # G11130, 6.00%, 12/01/11	322,614	324,832
Gold, Pool #E00507, 7.50%, 09/01/12	6,897	7,086
Gold, Pool #G10749, 6.00%, 10/01/12	171,322	173,104
Gold, Pool # M81009, 4.50%, 02/01/13	280,759	272,565
Gold, Pool #E69050, 6.00%, 02/01/13	92,040	93,182
Gold, Pool #E72896, 7.00%, 10/01/13	38,002	39,026
Gold, Pool #E00802, 7.50%, 02/01/15	105,349	108,928
Gold, Pool #G11001, 6.50%, 03/01/15	85,036	86,908
Gold, Pool #G11003, 7.50%, 04/01/15	5,844	6,043
Gold, Pool #G11164, 7.00%, 05/01/15	20,912	21,471
Gold, Pool #E81396, 7.00%, 10/01/15	3,268	3,354
Gold, Pool #E81394, 7.50%, 10/01/15	31,553	32,701
Gold, Pool #E84097, 6.50%, 12/01/15	9,671	9,886
Gold, Pool #E00938, 7.00%, 01/01/16	47,895	49,166
Gold, Pool #E82132, 7.00%, 01/01/16	8,757	8,987
Gold, Pool #E82815, 6.00%, 03/01/16	36,606	37,065
Gold, Pool #E83233, 6.00%, 04/01/16	29,126	29,490
Gold, Pool #E83231, 6.00%, 04/01/16	11,838	11,986
Gold, Pool #E83046, 7.00%, 04/01/16	5,519	5,664
Gold, Pool #E00975, 6.00%, 05/01/16	151,841	153,743
Gold, Pool #E83355, 6.00%, 05/01/16	41,188	41,703
Gold, Pool #E83636, 6.00%, 05/01/16	74,829	75,764

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Gold, Pool #E83933, 6.50%, 05/01/16	2,511	2,566
Gold, Pool #E00985, 6.00%, 06/01/16	84,614	85,675
Gold, Pool #E84236, 6.50%, 06/01/16	19,304	19,732
Gold, Pool #E00987, 6.50%, 06/01/16	72,370	73,978
Gold, Pool #E00996, 6.50%, 07/01/16	9,100	9,302
Gold, Pool #E84912, 6.50%, 08/01/16	36,569	37,379
Gold, Pool #E85137, 6.50%, 08/01/16	25,385	25,947
Gold, Pool #E85387, 6.00%, 09/01/16	82,161	83,188
Gold, Pool #E85800, 6.50%, 10/01/16	17,053	17,431
Gold, Pool #E86183, 6.00%, 11/01/16	12,514	12,670
Gold, Pool #G11207, 7.00%, 11/01/16	46,926	48,158
Gold, Pool #E01083, 7.00%, 11/01/16	16,045	16,458
Gold, Pool #E86746, 5.50%, 12/01/16	194,088	193,089
Gold, Pool #E86533, 6.00%, 12/01/16	25,923	26,247
Gold, Pool #E01095, 6.00%, 01/01/17	33,198	33,613
Gold, Pool #E87584, 6.00%, 01/01/17	28,180	28,532
Gold, Pool #E87446, 6.50%, 01/01/17	18,868	19,275
Gold, Pool #E87291, 6.50%, 01/01/17	79,219	80,975
Gold, Pool #E86995, 6.50%, 01/01/17	66,065	67,529
Gold, Pool #E88076, 6.00%, 02/01/17	21,602	21,873
Gold, Pool #E88106, 6.50%, 02/01/17	99,671	101,823
Gold, Pool #E88055, 6.50%, 02/01/17	156,009	159,377
Gold, Pool #E01127, 6.50%, 02/01/17	54,891	56,109
Gold, Pool #E88474, 6.00%, 03/01/17	48,665	49,275
Gold, Pool #E01137, 6.00%, 03/01/17	50,486	51,117
Gold, Pool #E88134, 6.00%, 03/01/17	6,431	6,512
Gold, Pool #E88768, 6.00%, 03/01/17	119,032	120,520
Gold, Pool #E01138, 6.50%, 03/01/17	27,941	28,560
Gold, Pool #E88729, 6.00%, 04/01/17	31,676	32,073
Gold, Pool #E89149, 6.00%, 04/01/17	57,959	58,686
Gold, Pool #E89496, 6.00%, 04/01/17	51,084	51,725
Gold, Pool #E01139, 6.00%, 04/01/17	223,751	226,550
Gold, Pool #E89222, 6.00%, 04/01/17	211,423	214,075
Gold, Pool #E89347, 6.00%, 04/01/17	11,069	11,208
Gold, Pool #E89151, 6.00%, 04/01/17	51,559	52,206
Gold, Pool #E89217, 6.00%, 04/01/17	31,025	31,414
Gold, Pool #E89203, 6.50%, 04/01/17	23,130	23,629
Gold, Pool #E89909, 6.00%, 05/01/17	52,978	53,642
Gold, Pool #E01140, 6.00%, 05/01/17	197,171	199,639
Gold, Pool #E89788, 6.00%, 05/01/17	30,278	30,657
Gold, Pool #E89530, 6.00%, 05/01/17	129,010	130,629
Gold, Pool #E89746, 6.00%, 05/01/17	341,211	345,492
Gold, Pool #E01156, 6.50%, 05/01/17	75,736	77,405
Gold, Pool #E89924, 6.50%, 05/01/17	145,928	149,079
Gold, Pool #E90194, 6.00%, 06/01/17	40,046	40,548
Gold, Pool #E90227, 6.00%, 06/01/17	30,790	31,176
Gold, Pool #E90313, 6.00%, 06/01/17	16,816	17,027
Gold, Pool #E01157, 6.00%, 06/01/17	138,134	139,864
Gold, Pool #B15071, 6.00%, 06/01/17	613,570	621,240
Gold, Pool #E90591, 5.50%, 07/01/17	192,897	192,313
Gold, Pool #E90594, 6.00%, 07/01/17	120,389	121,899
Gold, Pool #E90667, 6.00%, 07/01/17	32,003	32,405
Gold, Pool #E90645, 6.00%, 07/01/17	253,130	256,305
Gold, Pool #E01186, 5.50%, 08/01/17	435,374	434,172
Gold, Pool #E01205, 6.50%, 08/01/17	55,597	56,820
Gold, Pool #G11295, 5.50%, 09/01/17	291,003	290,121
Gold, Pool #G11458, 6.00%, 09/01/17	114,247	115,669
Gold, Pool #E93476, 5.00%, 01/01/18	365,406	358,087
Gold, Pool #G11434, 6.50%, 01/01/18	87,758	89,703
Gold, Pool #E01311, 5.50%, 02/01/18	4,457,385	4,443,942
Gold, Pool #E01344, 4.50%, 04/01/18	264,764	254,464
Gold, Pool #E98207, 5.00%, 04/01/18	112,787	110,505

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Gold, Pool #G11399, 5.50%, 04/01/18	425,493	424,431
Gold, Pool #E96459, 5.00%, 05/01/18	152,586	149,498
Gold, Pool #E99869, 5.00%, 06/01/18	195,972	192,047
Gold, Pool #E97335, 5.00%, 07/01/18	2,907,604	2,848,767
Gold, Pool #E97702, 5.00%, 07/01/18	1,162,460	1,138,937
Gold, Pool #E97366, 5.00%, 07/01/18	817,733	801,186
Gold, Pool #E98258, 5.00%, 07/01/18	583,686	571,874
Gold, Pool #E99579, 5.00%, 09/01/18	258,045	252,823
Gold, Pool #E99498, 5.00%, 09/01/18	315,295	308,915
Gold, Pool #E99673, 5.00%, 10/01/18	148,506	145,501
Gold, Pool #E01488, 5.00%, 10/01/18	285,814	280,044
Gold, Pool #E99675, 5.00%, 10/01/18	1,541,379	1,510,188
Gold, Pool #B10650, 5.00%, 11/01/18	447,078	438,031
Gold, Pool #G11480, 5.00%, 11/01/18	1,493,370	1,463,151
Gold, Pool #B10653, 5.50%, 11/01/18	590,749	588,780
Gold, Pool #B11186, 4.50%, 12/01/18	10,650,532	10,232,501
Gold, Pool #E01538, 5.00%, 12/01/18	1,873,130	1,835,237
Gold, Pool #B11548, 5.50%, 12/01/18	208,826	207,750
Gold, Pool #B13147, 5.00%, 01/01/19	1,191,522	1,167,410
Gold, Pool #B12214, 5.00%, 02/01/19	682,612	667,969
Gold, Pool #G11531, 5.50%, 02/01/19	180,353	179,752
Gold, Pool #B12737, 4.50%, 03/01/19	943,611	905,894
Gold, Pool #B12908, 5.50%, 03/01/19	364,977	363,434
Gold, Pool #E01604, 5.50%, 03/01/19	328,855	327,162
Gold, Pool #B13671, 5.00%, 04/01/19	257,964	252,431
Gold, Pool #B13600, 5.50%, 04/01/19	213,039	212,139
Gold, Pool #B14236, 5.00%, 05/01/19	807,260	789,943
Gold, Pool #B15172, 4.50%, 06/01/19	663,220	636,711
Gold, Pool #B15013, 5.00%, 06/01/19	455,151	445,388
Gold, Pool #B15396, 5.50%, 06/01/19	301,891	300,615
Gold, Pool #B15759, 4.50%, 07/01/19	947,569	909,693
Gold, Pool #B15503, 5.00%, 07/01/19	441,839	432,361
Gold, Pool #G18002, 5.00%, 07/01/19	337,658	330,415
Gold, Pool #B15717, 5.00%, 07/01/19	685,470	670,767
Gold, Pool #B15872, 5.00%, 07/01/19	336,068	328,859
Gold, Pool #G18007, 6.00%, 07/01/19	165,605	167,536
Gold, Pool #G18005, 5.00%, 08/01/19	912,009	892,446
Gold, Pool #G18006, 5.50%, 08/01/19	311,991	310,672
Gold, Pool #B16087, 6.00%, 08/01/19	533,550	539,771
Gold, Pool #B16657, 5.00%, 09/01/19	451,152	441,475
Gold, Pool #B16626, 5.00%, 09/01/19	1,906,912	1,866,007
Gold, Pool #B16648, 5.00%, 09/01/19	361,515	353,760
Gold, Pool #G18009, 5.00%, 09/01/19	1,611,721	1,577,149
Gold, Pool #B16826, 5.00%, 10/01/19	588,240	575,622
Gold, Pool #B16985, 5.00%, 10/01/19	272,529	266,683
Gold, Pool #B17371, 5.00%, 12/01/19	622,223	608,876
Gold, Pool #B14668, 5.00%, 01/01/20	1,118,699	1,094,059
Gold, Pool #B19834, 4.50%, 08/01/20	666,422	639,297
Gold, Pool #J02438, 4.50%, 08/01/20	362,565	347,808
Gold, Pool #J0257, 4.50%, 09/01/20	2,020,213	1,937,986
Gold, Pool #J02551, 4.50%, 09/01/20	270,252	259,252
Gold, Pool #J05831, 4.50%, 11/01/20	373,559	358,354
Gold, Pool #G011880, 5.00%, 12/01/20	1,736,821	1,698,567
Gold, Pool # J00718, 5.00%, 12/01/20	2,917,694	2,853,431
Gold, Pool # J00935, 5.00%, 12/01/20	276,669	270,575
Gold, Pool #G18096, 5.50%, 01/01/21	272,090	270,688
Gold, Pool #G18116, 4.50%, 02/01/21	371,186	356,078
Gold, Pool #J05986, 5.00%, 02/01/21	292,867	286,417
Gold, Pool #J01189, 5.00%, 02/01/21	381,817	373,297
Gold, Pool #J01279, 5.50%, 02/01/21	632,956	629,693
Gold, Pool #J01256, 5.00%, 03/01/21	347,256	339,508
Gold, Pool #J01414, 5.00%, 03/01/21	285,549	279,177

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Gold, Pool #G11998, 4.50%, 04/01/21	2,262,456	2,170,369
Gold, Pool #J01576, 5.00%, 04/01/21	1,725,240	1,686,742
Gold, Pool #J01633, 5.50%, 04/01/21	1,773,819	1,764,676
Gold, Pool #J01570, 5.50%, 04/01/21	384,855	382,873
Gold, Pool #J01879, 5.00%, 05/01/21	283,505	277,179
Gold, Pool #J01833, 5.00%, 05/01/21	581,564	568,587
Gold, Pool #J06015, 5.00%, 05/01/21	482,643	471,873
Gold, Pool #J01771, 5.00%, 05/01/21	567,901	555,229
Gold, Pool #J01757, 5.00%, 05/01/21	624,824	610,881
Gold, Pool #G18123, 5.50%, 06/01/21	1,019,828	1,014,571
Gold, Pool #J01980, 6.00%, 06/01/21	975,265	986,309
Gold, Pool #J03074, 5.00%, 07/01/21	472,087	461,553
Gold, Pool #J03028, 5.50%, 07/01/21	585,184	582,167
Gold, Pool #C90559, 7.00%, 05/01/22	242,713	250,822
Gold, Pool #C00351, 8.00%, 07/01/24	5,439	5,729
Gold, Pool #D60780, 8.00%, 06/01/25	10,354	10,904
Gold, Pool #D64617, 8.00%, 10/01/25	73,628	77,493
Gold, Pool #D82854, 7.00%, 10/01/27	13,839	14,292
Gold, Pool #C00566, 7.50%, 12/01/27	23,136	24,149
Gold, Pool #C00676, 6.50%, 11/01/28	125,813	129,025
Gold, Pool #C00678, 7.00%, 11/01/28	32,389	33,441
Gold, Pool #C18271, 7.00%, 11/01/28	21,191	21,879
Gold, Pool #C00836, 7.00%, 07/01/29	13,151	13,577
Gold, Pool #C30265, 6.50%, 08/01/29	25,546	26,183
Gold, Pool #A16201, 7.00%, 08/01/29	180,479	186,335
Gold, Pool #C31285, 7.00%, 09/01/29	28,844	29,780
Gold, Pool #C31282, 7.00%, 09/01/29	2,613	2,698
Gold, Pool #A18212, 7.00%, 11/01/29	453,060	467,759
Gold, Pool #C32914, 8.00%, 11/01/29	10,511	11,052
Gold, Pool #C37436, 8.00%, 01/01/30	18,590	19,547
Gold, Pool #C36429, 7.00%, 02/01/30	19,754	20,397
Gold, Pool #C36306, 7.00%, 02/01/30	12,855	13,274
Gold, Pool #C00921, 7.50%, 02/01/30	16,487	17,168
Gold, Pool #G01108, 7.00%, 04/01/30	11,264	11,630
Gold, Pool #C37703, 7.50%, 04/01/30	14,606	15,209
Gold, Pool #G01133, 6.50%, 07/01/30	85,576	87,761
Gold, Pool #C41561, 8.00%, 08/01/30	7,789	8,183
Gold, Pool #C01051, 8.00%, 09/01/30	35,449	37,241
Gold, Pool #C43550, 7.00%, 10/01/30	34,170	35,283
Gold, Pool #C44017, 7.50%, 10/01/30	2,919	3,040
Gold, Pool #C43967, 8.00%, 10/01/30	90,574	95,153
Gold, Pool #C44978, 7.00%, 11/01/30	3,875	4,001
Gold, Pool #C44535, 7.50%, 11/01/30	14,962	15,580
Gold, Pool #C44957, 8.00%, 11/01/30	17,988	18,897
Gold, Pool #C01106, 7.00%, 12/01/30	170,024	175,566
Gold, Pool #C01103, 7.50%, 12/01/30	14,174	14,759
Gold, Pool #C46932, 7.50%, 01/01/31	29,259	30,467
Gold, Pool #C01116, 7.50%, 01/01/31	13,972	14,549
Gold, Pool #C47143, 8.00%, 01/01/31	86,893	91,286
Gold, Pool #C47287, 7.50%, 02/01/31	15,815	16,468
Gold, Pool #C48851, 7.00%, 03/01/31	17,215	17,756
Gold, Pool #G01217, 7.00%, 03/01/31	142,183	146,818
Gold, Pool #C48206, 7.50%, 03/01/31	27,832	28,982
Gold, Pool #C01172, 6.50%, 05/01/31	78,404	80,232
Gold, Pool #C52136, 7.00%, 05/01/31	36,917	38,076
Gold, Pool #C53589, 6.50%, 06/01/31	173,789	177,839
Gold, Pool #C53324, 7.00%, 06/01/31	31,788	32,786
Gold, Pool #C01209, 8.00%, 06/01/31	8,303	8,723
Gold, Pool #C54897, 6.50%, 07/01/31	122,138	124,985
Gold, Pool #C54792, 7.00%, 07/01/31	170,238	175,584
Gold, Pool #C55071, 7.50%, 07/01/31	1,529	1,591

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Gold, Pool #G01309, 7.00%, 08/01/31	38,258	39,459
Gold, Pool #C56769, 8.00%, 08/01/31	19,204	20,166
Gold, Pool #C58362, 6.50%, 09/01/31	56,563	57,881
Gold, Pool #C58215, 6.50%, 09/01/31	5,401	5,527
Gold, Pool #C01220, 6.50%, 09/01/31	20,409	20,885
Gold, Pool #G01315, 7.00%, 09/01/31	8,945	9,237
Gold, Pool #G01311, 7.00%, 09/01/31	233,804	241,424
Gold, Pool #C01222, 7.00%, 09/01/31	28,030	28,911
Gold, Pool #C01244, 6.50%, 10/01/31	115,833	118,532
Gold, Pool #C58961, 6.50%, 10/01/31	993,494	1,016,649
Gold, Pool #C58647, 7.00%, 10/01/31	5,919	6,105
Gold, Pool #C58694, 7.00%, 10/01/31	65,508	67,565
Gold, Pool #C60991, 6.50%, 11/01/31	21,620	22,124
Gold, Pool #C60012, 7.00%, 11/01/31	24,472	25,241
Gold, Pool #C61298, 8.00%, 11/01/31	28,961	30,412
Gold, Pool #C01271, 6.50%, 12/01/31	36,502	37,352
Gold, Pool #C61105, 7.00%, 12/01/31	19,390	19,999
Gold, Pool #C01305, 7.50%, 12/01/31	15,868	16,513
Gold, Pool #C62218, 7.00%, 01/01/32	50,889	52,488
Gold, Pool #C63171, 7.00%, 01/01/32	74,557	76,899
Gold, Pool #C01355, 6.50%, 02/01/32	1,071,717	1,096,695
Gold, Pool #C64121, 7.50%, 02/01/32	33,892	35,270
Gold, Pool #C01310, 6.50%, 03/01/32	195,623	200,062
Gold, Pool #C65466, 6.50%, 03/01/32	234,882	240,213
Gold, Pool #C64668, 6.50%, 03/01/32	40,863	41,791
Gold, Pool #C66192, 6.50%, 04/01/32	34,965	35,759
Gold, Pool #C66088, 6.50%, 04/01/32	30,799	31,498
Gold, Pool #C01343, 6.50%, 04/01/32	175,331	179,310
Gold, Pool #C66191, 6.50%, 04/01/32	63,483	64,923
Gold, Pool #C01345, 7.00%, 04/01/32	121,326	124,933
Gold, Pool #C66744, 7.00%, 04/01/32	10,280	10,586
Gold, Pool #G01391, 7.00%, 04/01/32	380,198	392,590
Gold, Pool #C65717, 7.50%, 04/01/32	19,394	20,141
Gold, Pool #C01370, 8.00%, 04/01/32	30,651	32,185
Gold, Pool #C01351, 6.50%, 05/01/32	114,511	117,110
Gold, Pool #C67097, 6.50%, 05/01/32	22,657	23,171
Gold, Pool #C66919, 6.50%, 05/01/32	10,492	10,730
Gold, Pool #C66758, 6.50%, 05/01/32	817,741	836,298
Gold, Pool #C67313, 6.50%, 05/01/32	8,228	8,415
Gold, Pool #C67259, 7.00%, 05/01/32	7,365	7,584
Gold, Pool #C67235, 7.00%, 05/01/32	219,129	225,645
Gold, Pool #C66916, 7.00%, 05/01/32	65,350	67,293
Gold, Pool #C01381, 8.00%, 05/01/32	134,769	141,523
Gold, Pool #C72497, 6.50%, 06/01/32	39,910	40,840
Gold, Pool #C72361, 6.50%, 06/01/32	62,222	63,672
Gold, Pool #C01364, 6.50%, 06/01/32	116,844	119,495
Gold, Pool #C67996, 6.50%, 06/01/32	25,711	26,295
Gold, Pool #C68290, 7.00%, 06/01/32	41,470	42,703
Gold, Pool #C68300, 7.00%, 06/01/32	184,061	189,533
Gold, Pool #C68307, 8.00%, 06/01/32	6,747	7,085
Gold, Pool #C71403, 6.50%, 07/01/32	152,791	156,352
Gold, Pool #G01433, 6.50%, 07/01/32	60,725	62,103
Gold, Pool #G01449, 7.00%, 07/01/32	268,656	277,412
Gold, Pool #C68988, 7.50%, 07/01/32	8,099	8,411
Gold, Pool #G01444, 6.50%, 08/01/32	419,686	429,468
Gold, Pool #C74006, 6.50%, 08/01/32	31,817	32,539
Gold, Pool #C01385, 6.50%, 08/01/32	164,731	168,470
Gold, Pool #C69951, 6.50%, 08/01/32	65,771	67,263
Gold, Pool #G01443, 6.50%, 08/01/32	412,648	422,012
Gold, Pool #C70211, 7.00%, 08/01/32	162,257	167,082
Gold, Pool #C69908, 7.00%, 08/01/32	176,316	181,558
Gold, Pool #C01396, 6.50%, 09/01/32	269,141	275,249

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Gold, Pool #C71089, 7.50%, 09/01/32	40,631	42,196
Gold, Pool #C01404, 6.50%, 10/01/32	646,523	661,194
Gold, Pool #C72160, 7.50%, 10/01/32	20,950	21,756
Gold, Pool #A14012, 6.50%, 11/01/32	190,470	194,792
Gold, Pool #C73984, 6.50%, 12/01/32	23,075	23,599
Gold, Pool #C77531, 6.50%, 02/01/33	185,814	190,031
Gold, Pool #G01536, 7.00%, 03/01/33	204,001	209,148
Gold, Pool #A10212, 6.50%, 06/01/33	67,484	68,850
Gold, Pool #A16419, 6.50%, 11/01/33	140,222	143,061
Gold, Pool #A17177, 6.50%, 12/01/33	100,545	102,580
Gold, Pool #A17262, 6.50%, 12/01/33	298,885	304,934
Gold, Pool #C01806, 7.00%, 01/01/34	212,108	217,460
Gold, Pool #564799, 6.00%, 03/15/34	1,587,436	1,603,688
Gold, Pool #C01851, 6.50%, 04/01/34	493,919	503,246
Gold, Pool #A21356, 6.50%, 04/01/34	485,364	494,530
Gold, Pool #788027, 6.50%, 09/01/34	424,260	432,276
Gold, Pool #G01741, 6.50%, 10/01/34	367,041	375,370
Gold, Pool #G08023, 6.50%, 11/01/34	566,814	577,517
Gold, Pool #804847, 4.50%, 01/01/35	640,131	597,035
Gold, Pool #G08064, 6.50%, 04/01/35	401,989	408,755
Gold, Pool #A46279, 5.00%, 07/01/35	1,401,904	1,347,237
Gold, Pool #A36407, 5.00%, 08/01/35	555,667	533,998
Gold, Pool #A46935, 6.50%, 09/01/35	459,587	467,322
Gold, Pool #G02045, 4.50%, 10/01/35	477,579	444,602
Gold, Pool #G01890, 4.50%, 10/01/35	1,337,866	1,245,487
Gold, Pool #A47682, 6.50%, 11/01/35	1,621,238	1,648,525
Gold, Pool #G01959, 5.00%, 12/01/35	6,370,160	6,121,757
Gold, Pool #A41041, 5.00%, 12/01/35	1,168,583	1,123,014
Gold, Pool #A40376, 5.50%, 12/01/35	446,490	439,719
Gold, Pool #A42298, 4.50%, 01/01/36	740,592	689,454
Gold, Pool #A41864, 5.00%, 01/01/36	573,330	550,973
Gold, Pool #A42305, 5.50%, 01/01/36	3,650,041	3,592,429
Gold, Pool #A41548, 7.00%, 01/01/36	736,883	756,366
Gold, Pool #G08111, 5.50%, 02/01/36	12,403,359	12,207,584
Gold, Pool #A48303, 7.00%, 02/01/36	479,293	491,387
Gold, Pool #A43861, 5.50%, 03/01/36	9,858,543	9,702,935
Gold, Pool #A43757, 5.50%, 03/01/36	4,190,381	4,124,240
Gold, Pool #A43452, 5.50%, 03/01/36	348,042	342,549
Gold, Pool #G08116, 5.50%, 03/01/36	2,388,767	2,351,063
Gold, Pool #A43644, 6.50%, 03/01/36	428,425	435,562
Gold, Pool #A44743, 5.00%, 04/01/36	486,884	467,605
Gold, Pool #A44534, 5.00%, 04/01/36	989,715	951,122
Gold, Pool #A54580, 5.00%, 04/01/36	394,205	378,834
Gold, Pool #A48700, 4.50%, 05/01/36	297,649	277,024
Gold, Pool #A48976, 5.50%, 05/01/36	12,552,523	12,354,393
Gold, Pool #A48911, 5.50%, 05/01/36	1,362,544	1,341,038
Gold, Pool #A48735, 5.50%, 05/01/36	966,223	950,972
Gold, Pool #G08130, 6.50%, 05/01/36	630,463	640,966
Gold, Pool #A49637, 5.00%, 06/01/36	1,859,553	1,785,921
Gold, Pool #G08134, 5.50%, 06/01/36	1,362,273	1,340,771
Gold, Pool #A49653, 5.50%, 06/01/36	48,847,779	48,076,762

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Gold, Pool #A50139, 6.50%, 06/01/36	573,173	582,721
Gold, Pool #A99960, 7.00%, 06/01/36	136,233	139,671
Gold, Pool #A50832, 5.50%, 07/01/36	2,753,178	2,709,722
Gold, Pool #G08139, 5.50%, 07/01/36	596,049	586,641
Gold, Pool #A50714, 5.50%, 07/01/36	1,753,082	1,725,411
TBA, 5.50%, 02/19/18 (c)	400,000	397,875
TBA, 4.50%, 02/01/34 (c)	400,000	372,250
TBA, 6.00%, 02/15/37 (c)	16,000,000	16,060,000

		790,930,239

Federal National Mortgage Association (12.2%)
5.75%, 02/15/08 (e)	66,745,000	67,062,240
2.50%, 06/15/08	16,840,000	16,245,110
4.88%, 04/15/09 (e)	24,125,000	24,005,437
5.38%, 08/15/09 (e)	18,990,000	19,112,770
5.50%, 03/15/11	21,905,000	22,216,599
5.13%, 04/15/11 (e)	8,130,000	8,139,398
6.00%, 05/15/11	30,460,000	31,509,866
5.38%, 11/15/11 (e)	5,935,000	6,008,647
4.38%, 03/15/13 (e)	19,695,000	18,941,154
4.63%, 10/15/14	3,015,000	2,921,291
5.00%, 04/15/15 (e)	2,760,000	2,741,102
4.75%, 01/19/16 (e)	9,275,000	9,017,980
5.00%, 03/15/16 (e)	13,675,000	13,541,272
5.25%, 09/15/16 (e)	8,375,000	8,434,278
Pool #709921, 5.00%, 06/01/18	163,543	160,321
Pool #255315, 4.00%, 07/01/19	444,678	416,247
Pool #811970, 4.50%, 02/01/20	196,947	189,039
Pool #560868, 7.50%, 02/01/31	14,470	15,058
Pool #607212, 7.50%, 10/01/31	195,848	203,797
Pool #607559, 6.50%, 11/01/31	8,694	8,896
Pool #607632, 6.50%, 11/01/31	2,662	2,724
Pool #661664, 7.50%, 09/01/32	191,425	198,781
Pool #694846, 6.50%, 04/01/33	93,988	95,556
Pool #750229, 6.50%, 10/01/33	610,366	620,547
TBA, 6.00%, 02/19/17 (c)	2,000,000	2,021,876
TBA, 5.50%, 02/01/18 (c)	2,000,000	1,991,250
TBA, 5.50%, 03/01/35 (c)	3,000,000	2,949,375
TBA, 6.50%, 02/01/36 (c)	10,000,000	10,165,620
TBA, 6.00%, 02/01/31 (c)	2,000,000	2,006,876

		270,943,107

Government National Mortgage Association (4.1%)
4.50%, 10/15/08 (e)	405,000	400,924
4.25%, 08/15/10	11,835,000	11,523,408
4.38%, 10/15/15	200,000	190,476
4.75%, 11/17/15	15,260,000	14,846,362
5.50%, 10/01/18	815,928	811,725
Pool #279461, 9.00%, 11/15/19	7,281	7,817
Pool #G11742, 5.00%, 07/01/20	2,013,380	1,970,191
Pool #376510, 7.00%, 05/15/24	18,792	19,449
Pool #457801, 7.00%, 08/15/28	28,908	29,923
Pool #490258, 6.50%, 02/15/29	3,928	4,036
Pool #486936, 6.50%, 02/15/29	21,038	21,617
Pool #502969, 6.00%, 03/15/29	62,029	62,774
Pool #487053, 7.00%, 03/15/29	26,493	27,424
Pool #781014, 6.00%, 04/15/29	59,396	60,112
Pool #509099, 7.00%, 06/15/29	12,812	13,262
Pool #470643, 7.00%, 07/15/29	33,827	35,015
Pool #434505, 7.50%, 08/15/29	4,554	4,755
Pool #416538, 7.00%, 10/15/29	10,380	10,745
Pool #524269, 8.00%, 11/15/29	18,754	19,878
Pool #781124, 7.00%, 12/15/29	112,332	116,278

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Pool #525561, 8.00%, 01/15/30	7,481	7,922
Pool #531352, 7.50%, 09/15/30	24,294	25,359
Pool #507396, 7.50%, 09/15/30	182,092	190,070
Pool #536334, 7.50%, 10/15/30	3,476	3,628
Pool #540659, 7.00%, 01/15/31	2,061	2,130
Pool #486019, 7.50%, 01/15/31	11,797	12,312
Pool #535388, 7.50%, 01/15/31	9,319	9,726
Pool #537406, 7.50%, 02/15/31	10,574	11,035
Pool #528589, 6.50%, 03/15/31	161,314	165,624
Pool #508473, 7.50%, 04/15/31	39,938	41,681
Pool #544470, 8.00%, 04/15/31	7,802	8,263
Pool #781287, 7.00%, 05/15/31	67,094	69,413
Pool #549742, 7.00%, 07/15/31	26,395	27,285
Pool #781319, 7.00%, 07/15/31	21,479	22,210
Pool #485879, 7.00%, 08/15/31	61,750	63,834
Pool #555125, 7.00%, 09/15/31	9,130	9,438
Pool #781328, 7.00%, 09/15/31	61,911	64,054
Pool #550991, 6.50%, 10/15/31	30,531	31,346
Pool #571267, 7.00%, 10/15/31	9,741	10,069
Pool #547948, 6.50%, 11/15/31	17,287	17,749
Pool #574837, 7.50%, 11/15/31	11,569	12,073
Pool #555171, 6.50%, 12/15/31	8,509	8,736
Pool #781380, 7.50%, 12/15/31	20,088	20,913
Pool #781481, 7.50%, 01/15/32	106,794	111,477
Pool #580972, 6.50%, 02/15/32	17,079	17,532
Pool # 781401, 7.50%, 02/15/32	52,361	54,651
Pool #552474, 7.00%, 03/15/32	34,710	35,877
Pool #781478, 7.50%, 03/15/32	33,533	35,003
Pool #781429, 8.00%, 03/15/32	50,298	53,267
Pool #583645, 8.00%, 07/15/32	27,613	29,253
Pool #595077, 6.00%, 10/15/32	188,053	190,148
Pool #596657, 7.00%, 10/15/32	12,654	13,080
Pool #552903, 6.50%, 11/15/32	1,110,312	1,139,706
Pool #552952, 6.00%, 12/15/32	207,698	210,012
Pool #602102, 6.00%, 02/15/33	268,531	271,414
Pool #588192, 6.00%, 02/15/33	103,318	104,427
Pool #603520, 6.00%, 03/15/33	227,106	229,545
Pool #553144, 5.50%, 04/15/33	660,074	654,115
Pool #604243, 6.00%, 04/15/33	397,447	401,714
Pool #611526, 6.00%, 05/15/33	162,644	164,391
Pool #631924, 6.00%, 05/15/33	258,208	260,980
Pool #553320, 6.00%, 06/15/33	464,441	469,427
Pool #572733, 6.00%, 07/15/33	107,973	109,132
Pool #573916, 6.00%, 11/15/33	402,228	406,546
Pool #604788, 6.50%, 11/15/33	664,479	681,160
Pool #781690, 6.00%, 12/15/33	309,525	312,941
Pool #781688, 6.00%, 12/15/33	723,338	731,247
Pool #604875, 6.00%, 12/15/33	826,202	835,073
Pool #781699, 7.00%, 12/15/33	122,164	126,300
Pool #621856, 6.00%, 01/15/34	381,925	385,835
Pool #486921, 5.50%, 02/15/35	384,442	380,561
Pool #781905, 5.00%, 04/15/35	2,265,941	2,189,136
Pool #646799, 4.50%, 07/15/35	421,568	395,087
Pool #645035, 5.00%, 07/15/35	452,082	436,630
Pool #641734, 4.50%, 09/15/35	2,522,293	2,363,852
Pool #641779, 5.00%, 09/15/35	9,151,291	8,838,506
Pool #649454, 5.50%, 09/15/35	3,510,738	3,476,347
Pool #649510, 5.50%, 10/15/35	5,353,212	5,300,772
Pool #649513, 5.50%, 10/15/35	6,790,085	6,723,569
Pool #602461, 5.00%, 12/15/35	384,704	371,555
Pool #648439, 5.00%, 01/15/36	745,471	719,686
Pool #650712, 5.00%, 01/15/36	1,064,143	1,027,336

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Pool #652207, 5.50%, 03/15/36	6,172,934	6,110,780
5.00%, 05/15/36	892,514	861,643
5.00%, 05/15/36	486,769	469,933
5.50%, 05/15/36	1,165,297	1,153,564
5.50%, 05/15/36	495,284	490,298
5.50%, 05/15/36	1,685,426	1,668,456
6.00%, 05/15/36	497,485	502,268
6.00%, 06/15/36	2,825,299	2,852,396
6.00%, 06/15/36	3,004,451	3,033,267
6.50%, 08/15/36	965,782	988,201
TBA, 6.00%, 02/15/37 (c)	3,100,000	3,129,063

		92,528,200

Tennessee Valley Authority (0.0%)
6.25%, 12/15/17	85,000	92,373

U.S. Treasury Bonds (5.6%)
8.75%, 05/15/17 (e)	11,060,000	14,492,924
8.50%, 02/15/20 (e)	7,185,000	9,598,715
6.25%, 08/15/23 (e)	46,950,000	53,350,600
6.88%, 08/15/25 (e)	7,990,000	9,759,657
6.38%, 08/15/27 (e)	22,115,000	25,940,209
5.38%, 02/15/31	11,200,000	11,817,747

		124,959,852

U.S. Treasury Notes (2.1%)
3.13%, 10/15/08 (e)	1,325,000	1,285,612
4.00%, 11/15/12 (e)	1,095,000	1,051,029
4.00%, 02/15/15 (e)	36,510,000	34,517,649
4.13%, 05/15/15 (e)	420,000	400,132
4.50%, 11/15/15 (e)	630,000	615,333
4.50%, 02/15/36	10,265,000	9,594,572

		47,464,327

Total U.S. Government and Agency Long-Term Obligations		1,326,918,098

Corporate Bonds (29.3%)
Advertising (0.0%)
Omnicom Group, Inc., 5.90%, 04/15/16	300,000	302,510

Aerospace (0.3%)
BAE Systems Holdings, Inc., 4.75%, 08/15/10 (b)	400,000	389,244
Boeing Co., 6.13%, 02/15/33	500,000	532,876
General Dynamics Corp., 3.00%, 05/15/08	425,000	411,639
Goodrich Corp., 6.29%, 01/01/16	600,000	617,975
Goodrich Corp., 6.80%, 07/01/36	314,000	336,197
Lockheed Martin Corp., 7.65%, 05/01/16	300,000	343,796
Lockheed Martin Corp., 6.15%, 09/01/36 (b)	600,000	626,011
Northrop Grumman Corp., 7.13%, 02/15/11	1,035,000	1,098,207
Northrop Grumman Corp., 7.75%, 02/15/31	200,000	244,834
Raytheon Co., 8.30%, 03/01/10	250,000	270,025
Raytheon Co., 5.50%, 11/15/12	150,000	150,029
Raytheon Co., 6.40%, 12/15/18	350,000	372,597
Raytheon Co., 7.00%, 11/01/28	225,000	254,918
Rockwell Collins Corp., 4.75%, 12/01/13	500,000	484,762
United Technologies Corp., 6.35%, 03/01/11	675,000	698,626

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
United Technologies Corp., 5.40%, 05/01/35	750,000	713,486

		7,545,222

Agricultural Products (0.0%)
Bunge International Ltd., 5.10%, 07/15/15	150,000	138,970
Potash Corp. of Saskatchewan, Inc., 7.75%, 05/31/11	70,000	75,924
Potash Corp. of Saskatchewan, Inc., 4.88%, 03/01/13	280,000	268,631

		483,525

Airlines (0.0%)
Continental Airlines, Inc., 6.56%, 08/15/13	395,000	406,192
Qantas Airways, 6.05%, 04/15/16 (b)	300,000	265,597
Southwest Airlines Corp., 5.13%, 03/01/17	250,000	230,916

		902,705

Apparel Manufacturers (0.0%)
Jones Apparel Group Inc., 6.13%, 11/15/34	160,000	140,648

Automobiles (2.9%)
DaimlerChrysler AG, 4.05%, 06/04/08	1,100,000	1,077,219
DaimlerChrysler AG, 7.30%, 01/15/12	660,000	699,386
DaimlerChrysler AG, 6.50%, 11/15/13 (e)	825,000	844,568
DaimlerChrysler AG, 8.50%, 01/18/31	625,000	740,518
DaimlerChrysler NA Holdings, 5.88%, 03/15/11	1,250,000	1,252,843
Ford Credit Auto Owner Trust, 5.42%, 07/15/09	24,600,000	24,603,404
Honda Auto Receivables Owner Trust, 5.12%, 10/15/10	15,975,000	15,909,694
Nissan Auto Receivables Owner Trust, 4.74%, 09/15/09	18,725,000	18,598,249
Nissan Motor Acceptance, 4.63%, 03/08/10	520,000	504,017
Toyota Motor Credit Corp., 4.25%, 03/15/10 (e)	570,000	555,000

		64,784,898

Banking (5.8%)
American Express Centurion Bank, 4.38%, 07/30/09 (b) (e)	400,000	392,384
Anadarko Finance Co., 6.75%, 05/01/11	200,000	208,320
Andina de Fomento Corp., 6.88%, 03/15/12 (e)	400,000	420,049
Banco Nacional de Comercio Exterior, 3.88%, 01/21/09 (b) (e)	100,000	96,500
Bank of America Corp., 3.25%, 08/15/08	540,000	523,998
Bank of America Corp., 4.50%, 08/01/10 (e)	350,000	341,512
Bank of America Corp., 4.38%, 12/01/10 (e)	1,000,000	968,528
Bank of America Corp., 5.38%, 08/15/11	650,000	652,718

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Bank of America Corp., 4.88%, 09/15/12	490,000	479,372
Bank of America Corp., 4.88%, 01/15/13 (e)	1,100,000	1,071,684
Bank of America Corp., 4.75%, 08/01/15 (e)	1,050,000	1,002,299
Bank of America Corp., 5.25%, 12/01/15 (e)	1,250,000	1,226,443
Bank of America Corp., 6.00%, 06/15/16	500,000	516,963
Bank of America Corp., 5.36%, 12/10/16	6,900,000	6,812,297
Bank of America Corp., 4.93%, 07/10/45	4,720,000	4,536,730
Bank of New York Corp., 5.05%, 03/03/09	900,000	892,669
Bank One Corp., 7.88%, 08/01/10	100,000	107,906
Bank One Corp., 5.25%, 01/30/13	250,000	247,096
Bank One Corp., 8.00%, 04/29/27	492,000	599,738
BB&T Corp., 6.50%, 08/01/11	3,800,000	3,967,800
BB&T Corp., 4.75%, 10/01/12	400,000	385,185
BHP Finance Corp., 6.42%, 03/01/26	135,000	142,567
BSCH Issuances Ltd., 7.63%, 11/03/09	4,600,000	4,853,672
BSCH Issuances Ltd., 7.63%, 09/14/10	100,000	107,596
Citigroup, Inc., 6.38%, 11/15/08	275,000	279,564
Citigroup, Inc., 3.63%, 02/09/09	1,420,000	1,377,333
Citigroup, Inc., 4.13%, 02/22/10	900,000	872,389
Citigroup, Inc., 4.63%, 08/03/10 (e)	550,000	538,811
Citigroup, Inc., 6.50%, 01/18/11	225,000	234,339
Citigroup, Inc., 5.13%, 02/14/11	150,000	149,115
Citigroup, Inc., 6.00%, 2/21/12, 6.00%, 02/21/12 (e)	250,000	257,323
Citigroup, Inc., 5.63%, 08/27/12	500,000	505,938
Citigroup, Inc., 5.30%, 01/07/16 (e)	600,000	593,233
Citigroup, Inc., 5.85%, 08/02/16	700,000	719,472
Citigroup, Inc., 6.63%, 06/15/32	565,000	616,121
Citigroup, Inc., 5.88%, 02/22/33	200,000	199,068
Citigroup, Inc., 5.85%, 12/11/34	1,525,000	1,526,950
Comerica, Inc., 4.80%, 05/01/15	300,000	281,112
Deutsche Bank Financial LLC., 7.50%, 04/25/09	100,000	104,144
Deutsche Bank Financial LLC., 5.38%, 03/02/15	300,000	297,321
European Investment Bank, 3.38%, 03/16/09 (e)	1,600,000	1,544,390
European Investment Bank, 4.63%, 05/15/14	525,000	509,834
Fifth Third Bank, 3.38%, 08/15/08	280,000	271,996
Fifth Third Bank, 4.20%, 02/23/10	1,725,000	1,669,928
First Union National Bank, 6.14%, 03/15/33	5,358,612	5,467,947
HBOS PLC, 5.38%, 11/29/49 (b)	600,000	590,066
HSBC Bank USA, 7.50%, 07/15/09	955,000	1,002,390
HSBC Bank USA, 3.88%, 09/15/09	1,775,000	1,717,176
HSBC Bank USA, 4.63%, 04/01/14 (e)	1,000,000	946,929
HSBC Bank USA, 5.88%, 11/01/34	1,215,000	1,205,829
Huntington National Bank, 5.50%, 02/15/16	300,000	292,431

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Inter-American Development Bank, 6.80%, 10/15/25	700,000	814,420
International Bank for Reconstruction & Development, 7.63%, 01/19/23	750,000	938,194
International Lease Finance Corp., 3.50%, 04/01/09	500,000	481,675
JP Morgan Chase & Co., 6.25%, 01/15/09	100,000	101,556
JP Morgan Chase & Co., 3.50%, 03/15/09	2,450,000	2,359,558
JP Morgan Chase & Co., 4.50%, 11/15/10	2,750,000	2,668,823
JP Morgan Chase & Co., 4.60%, 01/17/11	1,000,000	972,253
JP Morgan Chase & Co., 6.63%, 03/15/12	1,090,000	1,147,674
JP Morgan Chase & Co., 4.75%, 03/01/15 (e)	430,000	408,918
JP Morgan Chase & Co., 5.15%, 10/01/15 (e)	850,000	828,524
JP Morgan Chase & Co., 5.88%, 06/13/16	750,000	765,694
JP Morgan Chase & Co., 6.45%, 03/15/33	6,350,000	6,571,253
JP Morgan Chase & Co., 6.47%, 11/15/35	5,520,000	5,748,502
JP Morgan Chase & Co., 5.00%, 10/15/42	3,770,000	3,627,168
JP Morgan Chase & Co., 5.88%, 04/15/45	5,660,000	5,836,809
JP Morgan Commercial Mortgage Securities Corp., 6.84%, 11/15/35	3,150,000	3,351,715
Key Bank NA, 5.70%, 08/15/12	450,000	457,755
Key Bank NA, 5.80%, 07/01/14	250,000	253,744
Key Bank NA, 6.95%, 02/01/28	225,000	246,337
M & T Bank Corp., 3.85%, 04/01/13	300,000	294,815
Marshall & Ilsley Bank, 5.25%, 09/04/12	275,000	272,306
MBNA America Bank Corp., 4.63%, 08/03/09 (b)	2,130,000	2,095,845
MBNA America Bank Corp., 5.00%, 05/04/10	550,000	544,454
MBNA America Bank Corp., 7.13%, 11/15/12 (b)	140,000	151,470
National Bank of Australia, 8.60%, 05/19/10	300,000	328,933
National City Corp., 3.20%, 04/01/08	400,000	388,818
National City Corp., 6.20%, 12/15/11	300,000	309,830
National City Corp., 4.90%, 01/15/15	600,000	571,173
Nationsbank Corp., 6.60%, 05/15/10	200,000	206,798
Oester Kontroll Bank, 4.50%, 03/09/15	400,000	383,102
PNC Funding Corp., 5.25%, 11/15/15	600,000	585,539
Popular North America, Inc., 4.70%, 06/30/09	550,000	537,302
Regions Financial Corp., 6.38%, 05/15/12	150,000	155,955
Sanwa Bank Ltd., 7.40%, 06/15/11 (e)	600,000	644,486

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Sovereign Bancorp., Inc., 5.13%, 03/15/13	200,000	194,283
St. George Bank Ltd., 5.30%, 10/15/15 (b)	400,000	389,916
State Street Bank and Trust, 5.30%, 01/15/16 (e)	200,000	196,529
SunTrust Banks, Inc., 5.20%, 01/17/17	300,000	290,043
SunTrust Banks, Inc., 5.45%, 12/01/17	310,000	305,249
U.S. Bancorp, 4.50%, 07/29/10 (e)	500,000	486,662
UBS AG Stamford CT, 5.88%, 07/15/16	1,900,000	1,947,519
Union Planters Corp., 4.38%, 12/01/10	150,000	145,296
Unionbancal Corp., 5.25%, 12/16/13	350,000	341,518
US Bank NA, 4.95%, 10/30/14	450,000	435,297
US Bank NA, 4.80%, 04/15/15	225,000	213,851
US Bank NA Minnesota, 6.38%, 08/01/11	850,000	882,816
Wachovia Corp., 3.63%, 02/17/09	2,975,000	2,877,185
Wachovia Corp., 4.88%, 02/15/14	310,000	298,637
Wachovia Corp., 5.60%, 03/15/16	1,200,000	1,205,767
Wachovia Corp., 5.50%, 08/01/35	825,000	779,732
Wachovia Corp., 5.57%, 10/15/48	4,800,000	4,805,788
Wachovia Corp., 5.31%, 11/15/48	5,000,000	4,906,191
Wells Fargo & Co., 3.50%, 04/04/08 (e)	625,000	611,742
Wells Fargo & Co., 3.13%, 04/01/09	2,150,000	2,055,127
Wells Fargo & Co., 4.20%, 01/15/10	800,000	777,288
Wells Fargo & Co., 6.45%, 02/01/11	1,440,000	1,498,789
Wells Fargo & Co., 5.13%, 09/15/16 (e)	350,000	339,428
Wells Fargo & Co., 5.38%, 02/07/35	775,000	727,586
Westpac Banking Corp., 4.63%, 06/01/18	250,000	228,763

		126,317,575

Building & Construction (0.3%)
Caterpillar, Inc., 7.30%, 05/01/31	170,000	197,539
Centex Corp., 7.88%, 02/01/11	250,000	268,971
Centex Corp., 7.50%, 01/15/12	100,000	106,683
Centex Corp., 6.50%, 05/01/16	600,000	612,865
D.R. Horton, Inc., 6.00%, 04/15/11	1,100,000	1,105,135
Hanson Australia Funding, 5.25%, 03/15/13	450,000	437,747
Lafarge SA, 6.50%, 07/15/16	450,000	467,864
Lennar Corp., 5.95%, 03/01/13	90,000	89,570
Lennar Corp., 5.50%, 09/01/14	500,000	479,251
Masco Corp., 5.88%, 07/15/12	360,000	361,247
Masco Corp., 4.80%, 06/15/15	600,000	543,410
MDC Holdings, Inc., 5.50%, 05/15/13	250,000	238,916
Pulte Homes, Inc., 4.88%, 07/15/09	575,000	566,624
Pulte Homes, Inc., 7.88%, 08/01/11	40,000	43,206
Pulte Homes, Inc., 6.25%, 02/15/13 (e)	105,000	107,194
Pulte Homes, Inc., 6.00%, 02/15/35	250,000	229,415
Ryland Group, 5.38%, 01/15/15 (e)	400,000	373,012
Toll Brothers, Inc., 6.88%, 11/15/12	150,000	153,855

		6,382,504

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Business Services (0.1%)
First Data Corp., 3.38%, 08/01/08	600,000	582,174
Johnson Controls, Inc., 5.25%, 01/15/11	300,000	297,153
Pitney Bowes, Inc., 4.75%, 01/15/16 (e)	500,000	467,391
Pitney Bowes, Inc., 4.75%, 05/15/18	150,000	136,502

		1,483,220

Cable (0.4%)
British Sky Broadcasting Group PLC, 8.20%, 07/15/09	375,000	397,283
Comcast Corp., 6.20%, 11/15/08	475,000	481,922
Comcast Corp., 6.88%, 06/15/09	800,000	826,046
Comcast Corp., 5.85%, 01/15/10	1,465,000	1,485,135
Comcast Corp., 8.38%, 03/15/13	400,000	455,765
Comcast Corp., 5.90%, 03/15/16	700,000	702,687
Comcast Corp., 6.50%, 01/15/17	700,000	732,620
Comcast Corp., 9.46%, 11/15/22	200,000	259,980
Comcast Corp., 7.05%, 03/15/33	500,000	541,266
Comcast Corp., 5.65%, 06/15/35	400,000	364,089
Comcast Corp., 6.50%, 11/15/35	170,000	172,089
Comcast Corp., 6.45%, 03/15/37	580,000	581,869
Cox Communications, Inc., 7.13%, 10/01/12	500,000	536,061
Cox Communications, Inc., 5.45%, 12/15/14	600,000	586,476
Cox Enterprises, 4.38%, 05/01/08 (b)	250,000	245,485
Harris Corp., 6.35%, 02/01/28	250,000	250,952
Teck Cominco Ltd., 6.13%, 10/01/35	250,000	238,637

		8,858,362

Chemicals (0.1%)
Albemarle Corp., 5.10%, 02/01/15 (e)	200,000	188,464
Cytec Industries, Inc., 6.00%, 10/01/15	275,000	273,145
Dow Chemical, 6.00%, 10/01/12	1,000,000	1,023,609
Lubrizol Corp., 5.50%, 10/01/14	600,000	581,747
Lubrizol Corp., 6.50%, 10/01/34	250,000	248,385
Praxair, Inc., 3.95%, 06/01/13 (e)	300,000	275,733
Rohm & Haas Co., 7.85%, 07/15/29	200,000	236,155
Yara International Asa, 5.25%, 12/15/14 (b)	250,000	238,757

		3,065,995

Commercial Services (0.0%)
Donnelley (R.R) & Sons Co., 4.95%, 04/01/14	200,000	185,602
First Data Corp., 4.95%, 06/15/15	250,000	233,387

		418,989

Computers (0.2%)
Cisco Systems, Inc., 5.25%, 02/22/11	500,000	499,625
Cisco Systems, Inc., 5.50%, 02/22/16	1,300,000	1,297,212
Dell Computer Corp., 7.10%, 04/15/28	350,000	377,736
Hewlett Packard Co., 3.63%, 03/15/08	250,000	245,215
Hewlett Packard Co., 6.50%, 07/01/12 (e)	250,000	263,306
IBM Corp., 5.50%, 01/15/09	200,000	200,893
IBM Corp., 4.75%, 11/29/12	875,000	850,971
IBM Corp., 5.88%, 11/29/32 (e)	565,000	569,070
Kern River Funding Corp., 4.89%, 04/30/18 (b) (d)	83,600	80,713

		4,384,741

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Conglomerates (0.3%)
Du Pont, 5.25%, 12/15/16	3,000,000	2,923,256
Fortune Brands, Inc., 5.13%, 01/15/11 (e)	700,000	685,451
Fortune Brands, Inc., 5.38%, 01/15/16 (e)	450,000	424,195
Procter & Gamble Co., 6.88%, 09/15/09	320,000	333,139
Procter & Gamble Co., 4.95%, 08/15/14 (e)	500,000	486,646
Procter & Gamble Co., 4.85%, 12/15/15 (e)	300,000	287,896
Procter & Gamble Co., 5.80%, 08/15/34	500,000	507,593

		5,648,176

Containers (0.0%)
Newell Rubbermaid, Inc., 4.00%, 05/01/10	150,000	143,485
Sealed Air Corp., 5.38%, 04/15/08 (b)	200,000	198,701
Sealed Air Corp., 6.95%, 05/15/09 (b)	55,000	56,517

		398,703

Department Stores (0.1%)
Federated Department Stores, 6.63%, 04/01/11 (e)	1,070,000	1,101,681
Federated Department Stores, 6.90%, 04/01/29 (e)	250,000	251,953
Kimberly-Clark Corp., 5.63%, 02/15/12 (e)	500,000	505,561
Kohl's Corp., 6.30%, 03/01/11	50,000	51,457

		1,910,652

Electric—Integrated (1.7%)
Alabama Power Co., 5.70%, 02/15/33 (e)	550,000	537,235
AmerEnenergy Generating Co., 7.95%, 06/01/32	105,000	123,404
American Electric Power Co., 5.25%, 06/01/15	325,000	316,352
Appalachian Power Co., 5.80%, 10/01/35	350,000	330,196
Arizona Public Service Co., 5.50%, 09/01/35	365,000	324,530
Cincinnati Gas & Electric Corp., 5.70%, 09/15/12	70,000	70,603
Commonwealth Edison Corp., 6.15%, 03/15/12	200,000	204,300
Consolidated Edison of N.Y., 4.70%, 06/15/09	250,000	246,539
Consolidated Edison of N.Y., 5.38%, 12/15/15	300,000	295,847
Consolidated Edison, Inc., 7.15%, 12/01/09	60,000	62,742
Consolidated Edison, Inc., 4.88%, 02/01/13	210,000	203,961
Consolidated Edison, Inc., 5.88%, 04/01/33	200,000	197,352
Constellation Energy Group, Inc., 6.13%, 09/01/09	530,000	539,100
Consumers Energy ITC, 4.25%, 04/15/08	205,000	201,995

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Consumers Energy—ITC, 4.00%, 05/15/10	200,000	191,019
Dominion Resources, Inc., 5.70%, 09/17/12	275,000	277,634
Dominion Resources, Inc., 6.30%, 03/15/33 (e)	750,000	764,961
Dominion Resources, Inc., 5.95%, 06/15/35	425,000	417,256
DTE Energy Co., 6.35%, 06/01/16	700,000	725,619
Duke Energy Corp., 3.75%, 03/05/08 (b)	1,200,000	1,178,418
Duke Energy Corp., 6.25%, 01/15/12	1,170,000	1,212,709
Emerson Electric Co., 6.00%, 08/15/32	140,000	143,703
Entergy Gulf States, Inc., 5.25%, 08/01/15	300,000	282,663
Entergy Mississippi, Inc., 5.15%, 02/01/13	490,000	470,003
Exelon Corp., 4.90%, 06/15/15	700,000	658,055
Exelon Corp., 5.63%, 06/15/35 (e)	400,000	375,764
Firstenergy Corp., 7.38%, 11/15/31	700,000	797,029
Florida Power & Light Co., 4.85%, 02/01/13	250,000	243,365
Florida Power & Light Co., 5.85%, 02/01/33	170,000	170,564
Florida Power & Light Co., 5.90%, 03/01/33	115,000	114,615
Florida Power & Light Co., 5.95%, 10/01/33	130,000	132,529
Florida Power & Light Co., 5.40%, 09/01/35	220,000	207,633
General Electric Capital Corp., 4.63%, 09/15/09	1,075,000	1,059,396
General Electric Capital Corp., 3.75%, 12/15/09	1,400,000	1,345,361
General Electric Capital Corp., 5.50%, 04/28/11 (e)	700,000	705,520
General Electric Capital Corp., 5.00%, 02/01/13	1,575,000	1,549,412
General Electric Capital Corp., 5.00%, 01/08/16 (e)	500,000	485,192
General Electric Capital Corp., 4.35%, 06/10/48	6,000,000	5,828,856
Georgia Power Corp., 5.13%, 11/15/12	180,000	177,398
Metropolitan Edison, 4.88%, 04/01/14	400,000	380,259
MidAmerican Energy Holdings Co., 5.88%, 10/01/12	1,075,000	1,093,336
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	500,000	502,665
New York State Electric & Gas Corp., 5.75%, 05/01/23	100,000	94,983
NiSource Finance Corp., 5.25%, 09/15/17	440,000	411,194
Oncor Electric Deliver, 6.38%, 01/15/15	750,000	771,633
Oncor, Inc., 6.38%, 05/01/12	165,000	169,755
Pacific Gas & Electric, 3.60%, 03/01/09	1,100,000	1,063,117

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Pacific Gas & Electric Co., 4.80%, 03/01/14	800,000	766,436
Pacific Gas & Electric Co., 4.20%, 03/01/11	1,200,000	1,147,183
PacifiCorp Corp., 5.25%, 06/15/35	300,000	271,564
Pepco Holdings, Inc., 6.45%, 08/15/12	180,000	186,166
Pepco Holdings, Inc., 7.45%, 08/15/32	200,000	228,310
Progress Energy, Inc., 7.10%, 03/01/11	207,000	219,560
Progress Energy, Inc., 7.75%, 3/1/31,	400,000	478,966
PSEG Power Corp., 6.95%, 06/01/12	125,000	132,555
PSEG Power, 5.50%, 12/01/15	700,000	686,823
Public Service Co. of Colorado, 5.50%, 04/01/14	425,000	423,626
Public Service Electric & Gas, 5.13%, 09/01/12	330,000	324,611
Public Service New Mexico Corp., 4.40%, 09/15/08	175,000	171,850
Puget Energy, Inc., 5.48%, 06/01/35	250,000	225,427
Scana Corp., 6.88%, 05/15/11	875,000	918,920
Scana Corp., 6.25%, 02/01/12	250,000	257,336
Scottish Power, 5.81%, 03/15/25	200,000	195,499
Southern California Edison Co., 6.00%, 01/15/34	300,000	303,402
Southern California Edison Co., 5.55%, 01/15/36	400,000	380,399
Southern Power Co., 6.25%, 07/15/12	425,000	438,436
Virginia Electric Power, 5.40%, 01/15/16	250,000	245,237
Westar Energy, Inc., 6.00%, 07/01/14	450,000	457,383
Wisconsin Electric Power, 5.63%, 05/15/33	100,000	96,405
Xcel Energy, Inc., 7.00%, 12/01/10	400,000	420,136
Xcel Energy, Inc., 6.50%, 07/01/36	300,000	313,545

		36,945,547

Electric-Distribution (0.2%)
Cincinnati Gas and Electric Co., 5.40%, 06/15/33	125,000	111,272
Hydro Quebec Corp., 8.40%, 01/15/22	373,000	483,357
Hydro Quebec Corp., 8.88%, 03/01/26	265,000	365,713
Ohio Power Co., 6.00%, 06/01/16	850,000	869,767
Ohio Power Co., 6.60%, 02/15/33	400,000	422,940
TXU Energy Co., 6.13%, 03/15/08	770,000	773,591
TXU Energy Co., 6.15%, 11/15/13 (b)	320,000	329,344
Wisconsin Energy Corp., 5.50%, 12/01/08	300,000	300,597

		3,656,581

Financial Services (8.3%)
Ace Ina Holdings, 5.88%, 06/15/14 (e)	950,000	963,031
AIG, 6.90%, 03/15/32, 6.90%, 03/15/32	700,000	794,037
American Express Co., 4.88%, 07/15/13 (e)	285,000	276,610
American General Finance, 5.38%, 10/01/12	1,700,000	1,690,472
Associates Corp. of North America, 6.95%, 11/01/18	575,000	638,966
AXA Financial, Inc., 7.75%, 08/01/10	450,000	483,215

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
AXA Financial, Inc., 7.00%, 04/01/28	225,000	250,005
Bear Stearns Co., Inc., 5.70%, 11/15/14	625,000	630,444
Bear Stearns Co., Inc., 5.30%, 10/30/15	300,000	294,132
Bear Stearns Co., Inc., 4.65%, 07/02/18	600,000	546,791
Bear Stearns Co., Inc., 4.75%, 06/11/41	3,375,000	3,185,257
Boeing Capital Corp., 6.10%, 03/01/11 (e)	85,000	87,534
BskyB Finance UK LTD., 5.63%, 10/15/15 (b)	250,000	243,300
Capital One Bank, 4.88%, 05/15/08	1,300,000	1,290,857
Capital One Bank, 5.75%, 09/15/10	400,000	404,976
Capital One Financial, 5.50%, 06/01/15	750,000	742,880
Capital One Financial, 5.25%, 02/21/17	515,000	497,266
Caterpillar Financial Services Corp., 2.70%, 07/15/08	700,000	674,255
Caterpillar Financial Services Corp., 4.50%, 06/15/09	350,000	343,418
Caterpillar Financial Services Corp., 5.05%, 12/01/10 (e)	1,000,000	992,967
Caterpillar Financial Services Corp., 5.50%, 03/15/16	500,000	496,719
Caterpillar Financial Services Corp., 6.05%, 08/15/36	300,000	305,826
CIT Group, Inc., 3.88%, 11/03/08	780,000	760,654
CIT Group, Inc., 4.75%, 12/15/10	340,000	331,910
CIT Group, Inc., 5.13%, 09/30/14	425,000	410,411
CIT Group, Inc., 5.20%, 06/01/15	300,000	288,882
CIT Group, Inc., 5.40%, 01/30/16	300,000	293,750
CIT Group, Inc., 6.00%, 04/01/36	350,000	342,812
CitiFinancial Credit Co., 10.00%, 05/15/09	100,000	109,865
Countrywide Financial Corp., 5.63%, 07/15/09	950,000	956,364
Countrywide Home Loan, 3.25%, 05/21/08	305,000	296,902
Countrywide Home Loan, 4.00%, 03/22/11	900,000	853,232
Credit Suisse First Boston Mortgage Corp., 5.72%, 11/15/19 (d)	25,000,000	24,994,987
Credit Suisse First Boston Mortgage Corp., 6.73%, 12/18/35	5,066,000	5,288,127
Credit Suisse First Boston Mortgage Corp., 5.18%, 11/15/36	5,000,000	4,937,368
Credit Suisse First Boston USA, Inc., 4.13%, 01/15/10	675,000	653,931
Credit Suisse First Boston USA, Inc., 6.13%, 11/15/11	450,000	465,066
Credit Suisse First Boston USA, Inc., 6.50%, 01/15/12	600,000	629,831
Credit Suisse First Boston USA, Inc., 5.13%, 01/15/14 (e)	290,000	285,566
Credit Suisse First Boston USA, Inc., 5.52% 08/15/18 (d)	1,714,721	1,714,758

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Credit Suisse First Boston USA, Inc., 7.13%, 07/15/32	1,450,000	1,683,579
Eksportsfinans, 4.75%, 12/15/08 (e)	700,000	695,000
Eksportsfinans, 5.50%, 05/25/16	650,000	663,515
ERP Operating LP, 5.25%, 09/15/14	800,000	786,598
ERP Operating LP, 5.38%, 08/01/16	500,000	490,719
Financing Corp., 9.80%, 11/30/17	30,000	41,325
General Electric Capital Corp., 5.88%, 02/15/12	100,000	102,367
General Electric Capital Corp., 6.00%, 06/15/12	445,000	458,400
General Electric Capital Corp., 4.88%, 03/04/15 (e)	1,050,000	1,014,871
General Electric Capital Corp., 6.75%, 03/15/32	2,145,000	2,428,013
Golden West Financial Corp., 4.75%, 10/01/12	265,000	256,222
Goldman Sachs Group, Inc., 3.88%, 01/15/09	1,000,000	972,999
Goldman Sachs Group, Inc., 6.65%, 05/15/09	700,000	720,040
Goldman Sachs Group, Inc., 6.60%, 01/15/12	175,000	184,101
Goldman Sachs Group, Inc., 5.25%, 04/01/13 (e)	1,125,000	1,111,647
Goldman Sachs Group, Inc., 5.25%, 10/15/13	1,475,000	1,454,030
Goldman Sachs Group, Inc., 5.13%, 01/15/15	1,125,000	1,089,455
Goldman Sachs Group, Inc., 5.35%, 01/15/16	750,000	733,384
Goldman Sachs Group, Inc., 6.13%, 02/15/33 (e)	1,950,000	1,966,446
Goldman Sachs Mortgage Securities Corp., 5.28%, 08/10/38	5,200,000	5,155,913
Harley Davidson Funding, 3.63%, 12/15/08 (b)	600,000	580,834
Household Finance Corp., 5.88%, 02/01/09	1,620,000	1,638,588
Household Finance Corp., 4.75%, 05/15/09	1,300,000	1,282,835
Household Finance Corp., 7.00%, 05/15/12	1,375,000	1,474,143
HSBC Finance Corp., 4.75%, 04/15/10 (e)	600,000	590,634
HSBC Finance Corp., 5.25%, 04/15/15 (e)	450,000	441,561
HSBC Finance Corp., 5.00%, 06/30/15	850,000	821,446
International Lease Finance Corp., 5.00%, 04/15/10 (e)	1,000,000	988,273
J Paul Getty Trust Corp., 5.88%, 10/01/33	500,000	491,257
Jefferies Group, Inc., 6.25%, 01/15/36 (e)	300,000	286,877
John Deere Capital Corp., 4.88%, 03/16/09	600,000	593,987
John Deere Capital Corp., 4.40%, 07/15/09	650,000	635,136

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
John Deere Capital Corp., 6.95%, 04/25/14	270,000	291,877
John Hancock Financial Services, Inc., 5.63%, 12/01/08	100,000	100,349
JP Morgan Chase & Co., 5.50%, 02/15/19	24,369,000	24,373,702
Kaupthing Bank, 7.13%, 05/19/16 (b)	600,000	633,725
KFW International Finance, 3.25%, 03/30/09 (e)	900,000	864,035
KFW International Finance, 5.13%, 05/13/09	1,500,000	1,503,219
KFW International Finance, 4.38%, 07/21/15	2,450,000	2,318,788
Korea Development Bank, 4.75%, 07/20/09	1,500,000	1,477,493
Lehman Brothers Holdings, Inc., 3.50%, 08/07/08	1,200,000	1,166,038
Lehman Brothers Holdings, Inc., 4.25%, 01/27/10 (e)	775,000	752,520
Lehman Brothers Holdings, Inc., 7.88%, 08/15/10	97,000	104,218
Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	890,000	936,818
Lehman Brothers Holdings, Inc., 4.80%, 03/13/14 (e)	1,250,000	1,194,186
Lehman Brothers Holdings, Inc., 5.42%, 07/15/18	1,684,327	1,684,322
Lehman Brothers-UBS Commercial Mortgage Trust, 5.12%, 11/15/32	5,270,000	5,178,176
Mellon Financial Corp., 6.40%, 05/14/11	450,000	465,643
Mellon Financial Corp., 5.00%, 12/01/14	450,000	435,218
Morgan Stanley, 3.63%, 04/01/08	1,750,000	1,713,966
Morgan Stanley, 6.60%, 04/01/12	850,000	894,325
Morgan Stanley, 5.30%, 03/01/13	1,125,000	1,120,237
Morgan Stanley, 4.75%, 04/01/14	1,000,000	948,467
Morgan Stanley, 6.32%, 11/15/31	10,998,500	11,123,215
Morgan Stanley, 6.71%, 12/15/31	4,030,042	4,091,094
Morgan Stanley, 7.25%, 04/01/32	550,000	640,213
Morgan Stanley, 4.73%, 06/12/47	5,250,000	5,137,446
National Rural Utilities, 4.75%, 03/01/14	550,000	526,885
National Rural Utilities, 8.00%, 03/01/32	270,000	340,992
Prudential Financial, Inc., 3.75%, 05/01/08	1,255,000	1,223,675
Prudential Financial, Inc., 5.10%, 09/20/14	500,000	485,145
Prudential Financial, Inc., 5.75%, 07/15/33	250,000	242,721
Residential Capital Corp., 6.13%, 11/21/08	1,000,000	1,003,319
Residential Capital Corp., 6.38%, 06/30/10	500,000	504,175
Residential Capital Corp., 6.88%, 06/30/15	900,000	923,267
Residential Capital Corp., 5.66%, 08/25/35 (d)	10,800,737	10,798,178

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Royal Bank of Scotland Group, 5.00%, 11/12/13	400,000	388,258
Royal Bank of Scotland Group, 5.05%, 01/08/15	535,000	518,386
Royal Bank of Scotland Group, 4.70%, 07/03/18 (e)	800,000	735,818
SLM Corp., 5.38%, 05/15/14	1,850,000	1,824,148
Synovus Financial Corp., 4.88%, 02/15/13	150,000	145,481
Textron Financial Corp., 4.13%, 03/03/08	600,000	591,800
UFJ Finance Aruba AEC, 6.75%, 07/15/13	600,000	635,906
Washington Mutual, Inc., 4.00%, 01/15/09	500,000	486,899
Washington Mutual, Inc., 5.50%, 01/15/13	445,000	442,741
Washington Mutual, Inc., 5.13%, 01/15/15	1,750,000	1,684,200

		183,932,853

Food & Related (0.8%)
Anheuser-Busch Co., Inc., 4.38%, 01/15/13 (e)	50,000	47,201
Anheuser-Busch Co., Inc., 5.00%, 03/01/19	400,000	371,820
Anheuser-Busch Co., Inc., 5.75%, 04/01/36	550,000	525,304
Anheuser-Busch Co., Inc., 6.00%, 11/01/41	250,000	241,150
Archer-Daniels-Midland, 5.94%, 10/01/32	585,000	583,035
Archer-Daniels-Midland, 5.38%, 09/15/35	250,000	231,628
Bottling Group LLC, 4.63%, 11/15/12	700,000	674,193
Cadbury Schweppes PLC, 5.13%, 10/01/13 (b)	300,000	288,713
Campbell Soup Co., 4.88%, 10/01/13	400,000	383,328
Coca-Cola Bottling Co., 5.00%, 11/15/12	150,000	144,992
Coca-Cola Enterprises, Inc., 8.50%, 02/01/12	600,000	681,799
Coca-Cola Enterprises, Inc., 6.95%, 11/15/26 (e)	250,000	276,948
Coca-Cola Enterprises, Inc., 6.75%, 09/15/28 (e)	595,000	646,317
Conagra Foods, Inc., 6.75%, 09/15/11	150,000	157,223
Conagra Foods, Inc., 7.00%, 10/01/28	375,000	401,127
Diageo Capital PLC, 5.30%, 10/28/15	1,100,000	1,073,684
General Mills, Inc., 6.00%, 02/15/12	452,000	460,428
Hershey Co., 5.45%, 09/01/16	650,000	646,621
HJ Heinz Finance, 6.75%, 03/15/32	150,000	150,709
Kellogg Co., 2.88%, 06/01/08	1,025,000	989,199
Kellogg Co., 7.45%, 04/01/31	250,000	294,111
Kraft Foods, Inc., 4.13%, 11/12/09	1,000,000	968,413
Kraft Foods, Inc., 5.63%, 11/01/11	794,000	799,660
Kraft Foods, Inc., 6.50%, 11/01/31	320,000	339,594
Kroger Co., 6.80%, 04/01/11	340,000	353,886
Kroger Co., 6.20%, 06/15/12	400,000	407,568
Kroger Co., 7.50%, 04/01/31 (e)	435,000	477,421
Miller Brewing Co., 5.50%, 08/15/13 (b)	250,000	246,756

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Pepsi Bottling Group, Inc., 7.00%, 03/01/29	350,000	395,744
PepsiAmericas, Inc., 4.88%, 01/15/15	750,000	711,190
Safeway, Inc., 6.50%, 03/01/11	400,000	412,158
Safeway, Inc., 5.80%, 08/15/12	350,000	350,597
Safeway, Inc., 5.63%, 08/15/14	300,000	293,995
Sara Lee Corp., 6.25%, 09/15/11	425,000	431,455
Sysco Corp., 5.38%, 09/21/35	180,000	168,176
Tricon Global Restaurant, 8.88%, 04/15/11	200,000	222,973
Unilever Capital Corp., 7.13%, 11/01/10	550,000	581,842
Unilever Capital Corp., 5.90%, 11/15/32 (e)	350,000	349,273
Wrigley JR Co., 4.65%, 07/15/15	365,000	343,314

		17,123,545

Healthcare Services (0.2%)
Eli Lilly & Co., 6.00%, 03/15/12 (e)	500,000	518,173
Eli Lilly & Co., 7.13%, 06/01/25	200,000	229,885
Health Care Property Investors, Inc., 6.45%, 06/25/12	95,000	97,516
UnitedHealth Group, 5.38%, 03/15/16	500,000	492,025
UnitedHealth Group, 5.80%, 03/15/36 (e)	1,200,000	1,175,147
WellPoint, Inc., 5.00%, 12/15/14	400,000	386,357
WellPoint, Inc., 5.25%, 01/15/16	550,000	536,579
WellPoint, Inc., 5.95%, 12/15/34	200,000	196,512

		3,632,194

Hotels (0.9%)
TW Hotel Funding, 5.57%, 01/15/21 (d)	20,000,000	20,003,618

Household Products (0.0%)
Clorox Co., 4.20%, 01/15/10	530,000	512,787

Insurance (0.7%)
Allstate Corp., 6.13%, 02/15/12 (e)	430,000	444,237
Allstate Corp., 5.00%, 08/15/14 (e)	500,000	485,599
Allstate Corp., 6.13%, 12/15/32	200,000	205,478
Allstate Corp., 5.55%, 05/09/35 (e)	150,000	142,307
Allstate Corp., 5.95%, 04/01/36	200,000	200,395
American General Corp., 7.50%, 07/15/25 (e)	250,000	293,509
American International Group, Inc., 5.05%, 10/01/15 (e)	250,000	242,373
American International Group, Inc., 6.25%, 05/01/36	400,000	419,782
Berkley Corp., 5.13%, 09/30/10	175,000	171,933
Berkshire Hathaway, Inc., 4.13%, 01/15/10	1,400,000	1,357,796
Berkshire Hathaway, Inc., 4.85%, 01/15/15	600,000	578,956
Farmers Insurance Exchange, 8.63%, 05/01/24 (b)	400,000	474,520
Genworth Financial, Inc., 5.75%, 06/15/14	150,000	151,891
Genworth Financial, Inc., 6.50%, 06/15/34 (e)	350,000	373,165
Hartford Financial Services Group, 4.75%, 03/01/14	200,000	188,295
Hartford Financial Services Group 6.10% 10/01/41	100,000	100, 424

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Infinity Property & Casualty, 5.50%, 02/18/14	200,000	192,317
ING Sec Life Institutional Fund, 4.25%, 01/15/10 (b)	2,000,000	1,941,203
Marsh & McLennan Cos., Inc., 6.25%, 03/15/12	175,000	178,988
Marsh & McLennan Cos., Inc., 5.75%, 09/15/15 (e)	920,000	904,034
MetLife, Inc., 6.13%, 12/01/11	1,085,000	1,118,690
MetLife, Inc., 5.50%, 06/15/14 (e)	450,000	447,876
MetLife, Inc., 5.70%, 06/15/35	550,000	530,180
Montpelier RE Holdings, 6.13%, 08/15/13	125,000	121,464
Monumental Global Funding II, 4.38%, 07/30/09 (b)	500,000	488,204
New York Life Insurance, 5.88%, 05/15/33 (b) (e)	200,000	201,720
NLV Financial Corp., 7.50%, 08/15/33 (b)	125,000	137,311
North Front Pass, 5.81%, 12/15/24 (b)	500,000	488,755
Principal Life Global Funding, 6.25%, 02/15/12 (b)	150,000	155,348
Progressive Corp., 6.25%, 12/01/32 (e)	275,000	288,778
RLI Corp., 5.95%, 01/15/14	200,000	194,907
Travelers Property Casualty Corp., 6.38%, 03/15/33 (e)	325,000	338,313
Western & Southern Finance, 5.75%, 07/15/33 (b)	250,000	240,156
Willis Group North America, Inc., 5.63%, 07/15/15	300,000	287,071
XL Capital Ltd., 5.25%, 09/15/14	1,320,000	1,285,040

		15,371,015

Manufacturing (0.2%)
Cooper Industries, Inc., 5.50%, 11/01/09	175,000	175,205
Dover, Corp., 4.88%, 10/15/15	380,000	361,712
Honeywell International, 5.40%, 03/15/16	1,195,000	1,188,984
Honeywell International, Inc., 6.13%, 11/01/11 (e)	250,000	258,202
Norsk Hydro AS, 6.36%, 01/15/09	460,000	467,352
Tyco International Group SA, 6.13%, 01/15/09	635,000	643,520
Tyco International Group SA, 6.00%, 11/15/13	1,100,000	1,148,618
Tyco International Group SA, 6.88%, 01/15/29	125,000	144,462

		4,388,055

Medical Products (0.2%)
Amgen, Inc., 4.00%, 11/18/09	475,000	459,618
Baxter International, Inc., 4.63%, 03/15/15	130,000	121,981
Boston Scientific, 5.45%, 06/15/14	600,000	579,508
Johnson & Johnson, 4.95%, 05/15/33	700,000	648,595
Medtronic, Inc., 4.38%, 09/15/10	315,000	305,722
Quest Diagnostic, Inc., 5.45%, 11/01/15	550,000	525,286
Wyeth, 5.50%, 02/01/14	1,150,000	1,148,014

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Wyeth, 6.50%, 02/01/34	350,000	377,682

		4,166,406

Metals & Minerals (0.2%)
Alcan, Inc., 6.45%, 03/15/11	75,000	77,640
Alcan, Inc., 4.50%, 05/15/13	630,000	590,972
Alcan, Inc., 5.00%, 06/01/15	500,000	474,163
Alcan, Inc., 5.75%, 06/01/35	350,000	323,816
Alcoa, Inc., 6.00%, 01/15/12	1,060,000	1,084,932
Barrick Gold Finance, Inc., 4.88%, 11/15/14	390,000	369,904
BHP Billiton Ltd., 4.80%, 04/15/13	400,000	385,587
Codelco, Inc., 6.38%, 11/30/12 (b)	120,000	124,866
Inco Ltd., 7.75%, 05/15/12	300,000	328,879
Newmont Minning Corp., 5.88%, 04/01/35	400,000	371,005
Noranda, Inc., 6.20%, 06/15/35 (e)	300,000	295,834
Placer Dome, Inc., 6.38%, 03/01/33	235,000	233,214

		4,660,812

Minerals (0.1%)
Vale Overseas Ltd, 6.88%, 11/21/36	1,600,000	1,628,418

Multimedia (0.5%)
AOL Time Warner, Inc., 6.88%, 05/01/12	1,545,000	1,633,339
AOL Time Warner, Inc., 6.88%, 06/15/18	298,000	317,355
AOL Time Warner, Inc., 7.63%, 04/15/31	300,000	336,275
AOL Time Warner, Inc., 7.70%, 05/01/32	1,580,000	1,786,644
Belo Corp., 8.00%, 11/01/08	145,000	150,331
Johnson Controls, Inc., 4.88%, 09/15/13	300,000	284,726
News America Holdings, Inc., 9.25%, 02/01/13	200,000	233,058
News America Holdings, Inc., 5.30%, 12/15/14	1,300,000	1,277,122
News America Holdings, Inc., 8.00%, 10/17/16	200,000	229,320
News America Holdings, Inc., 7.28%, 06/30/28	130,000	140,373
News America Holdings, Inc., 6.20%, 12/15/34	415,000	402,593
News America Holdings, Inc., 6.40%, 12/15/35 (b) (e)	300,000	298,795
Viacom, Inc., 5.63%, 08/15/12	1,000,000	983,333
Viacom, Inc., 6.25%, 04/30/16	1,100,000	1,095,756
Viacom, Inc., 7.88%, 07/30/30	135,000	142,402
Viacom, Inc., 5.50%, 05/15/33	200,000	166,678
Viacom, Inc., 6.88%, 04/30/36	550,000	547,859
Walt Disney Co., 6.38%, 03/01/12	236,000	246,628
Walt Disney Co., 6.20%, 06/20/14 (e)	700,000	732,481

		11,005,068

Natural Gas Transmission (0.0%)
Texas Gas Transmission Corp., 4.60%, 06/01/15	300,000	276,663

Non-Hazardous Waste Disposal (0.0%)
Waste Management, Inc., 7.38%, 08/01/10	250,000	264,777

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Waste Management, Inc., 6.38%, 11/15/12	350,000	363,997
Waste Management, Inc., 7.00%, 7/15/28	275,000	290,444

		919,218

Oil & Gas (1.3%)
AGL Capital Corp., 4.45%, 04/15/13 (b)	300,000	278,179
Amerada Hess Corp., 7.30%, 08/15/31	600,000	664,767
Anadarko Petroleum Corp., 7.50%, 05/01/31	505,000	562,149
Apache Corp., 6.25%, 04/15/12	390,000	403,807
Apache Corp., 7.63%, 07/01/19	100,000	113,879
Apache Finance Canada, 4.38%, 05/15/15	825,000	760,263
Atmos Energy Corp., 4.00%, 10/15/09	700,000	673,499
Atmos Energy Corp., 5.13%, 01/15/13	225,000	215,550
Atmos Energy Corp., 4.95%, 10/15/14 (e)	450,000	421,338
BP Amoco PLC, 5.90%, 04/15/09	200,000	202,381
BP Capital Markets America, 4.20%, 06/15/18	250,000	221,925
Brascan Corp., 5.75%, 03/01/10	305,000	306,994
Burlington Resources Finance Co., 6.40%, 08/15/11	210,000	218,076
Burlington Resources Finance Co., 6.50%, 12/01/11	350,000	365,969
ChevronTexaco Capital Corp., 8.63%, 06/30/10	120,000	133,490
Colonial Pipeline, 7.63%, 04/15/32 (b)	365,000	448,635
Conoco Funding Co., 6.35%, 10/15/11	1,300,000	1,353,758
Conoco Funding Co., 4.75%, 10/15/12 (e)	1,145,000	1,112,890
Conoco, Inc., 6.95%, 04/15/29	370,000	416,201
ConocoPhillips, 5.50%, 04/15/13	550,000	551,838
ConocoPhillips, 5.90%, 10/15/32 (e)	300,000	300,364
Consolidated Natural Gas, Inc., 6.25%, 11/01/11	764,000	786,002
Consolidated Natural Gas, Inc., 5.00%, 12/01/14	965,000	924,292
Devon Financing Corp., 6.88%, 09/30/11	1,090,000	1,148,405
Duke Capital LLC, 6.75%, 02/15/32 (e)	300,000	308,811
EnCana Corp., 4.75%, 10/15/13	575,000	545,088
EnCana Holdings Finance Corp., 5.80%, 05/01/14	1,075,000	1,078,414
Enterprise Products, 5.60%, 10/15/14	1,600,000	1,574,373
Halliburton Co., 5.50%, 10/15/10	800,000	799,401
Kinder Morgan Energy Partners LP, 7.50%, 11/01/10	351,000	373,417
Kinder Morgan Energy Partners LP, 6.75%, 03/15/11 (e)	155,000	161,453
Kinder Morgan Energy Partners LP, 5.80%, 03/15/35	350,000	322,744
Marathon Oil Corp., 6.80%, 03/15/32	200,000	219,776
Motiva Enterprises Corp., 5.20%, 09/15/12	125,000	122,753
Murphy Oil Corp., 6.38%, 05/01/12	100,000	101,900
Nabors, Inc., 5.38%, 08/15/12	70,000	68,064
Nexen, Inc., 5.05%, 11/20/13	500,000	479,584
Nexen, Inc., 5.88%, 03/10/35	225,000	210,641
Occidental Peteroleum, 6.75%, 01/15/12	450,000	477,601

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Ocean Energy, Inc., 7.25%, 10/01/11	980,000	1,039,604
Pemex Project Funding Master, 9.13%, 10/13/10	1,065,000	1,183,747
Pemex Project Funding Master, 7.38%, 12/15/14	625,000	676,563
Pemex Project Funding Master, 5.75%, 12/15/15 (e)	1,300,000	1,267,499
Pemex Project Funding Master, 6.63%, 06/15/35	550,000	547,250
Phillips Petroleum Co., 8.75%, 05/25/10	600,000	661,435
Phillips Petroleum Co., 6.65%, 7/15/18	200,000	215,455
PTT Public Co. Ltd., 5.88%, 08/03/35 (b)	300,000	276,722
South Carolina Electric & Gas Co., 4.80%, 10/01/12	650,000	630,611
Talisman Energy, Inc., 7.25%, 10/15/27	225,000	237,805
Transocean Sedco Forex, Inc., 7.50%, 04/15/31	300,000	339,083
Valero Energy Corp., 6.88%, 04/15/12	1,000,000	1,055,918
Valero Energy Corp., 7.50%, 04/15/32	200,000	226,770
Weatherford International, Inc., 5.50%, 02/15/16 (b)	125,000	120,521
XTO Energy, Inc., 4.90%, 02/01/14	250,000	237,082
XTO Energy, Inc., 5.30%, 06/30/15	475,000	457,518
XTO Energy, Inc., 5.65%, 04/01/16 (e)	200,000	196,484

		28,798,738

Paper & Forest Products (0.2%)
Celulosa Arauco Constitucion SA, 5.13%, 07/09/13	300,000	287,110
International Paper Co., 4.00%, 04/01/10	850,000	813,868
International Paper Co., 5.85%, 10/30/12	73,000	73,753
International Paper Co., 5.30%, 04/01/15	350,000	333,267
Inversiones CMPC SA, 4.88%, 06/18/13 (b)	300,000	286,329
Westvaco Corp., 7.95%, 02/15/31	200,000	224,464
Weyerhaeuser Co., 5.95%, 11/01/08	309,000	311,094
Weyerhaeuser Co., 6.75%, 03/15/12	1,325,000	1,392,100
Weyerhaeuser Co., 7.38%, 03/15/32	375,000	398,441

		4,120,426

Pharmaceuticals (0.2%)
Abbott Laboratories, 5.40%, 09/15/08	250,000	250,442
Abbott Laboratories, 3.50%, 02/17/09	200,000	193,456
Abbott Laboratories, 5.88%, 05/15/16	815,000	836,898
Astrazeneca PLC, 5.40%, 06/01/14	500,000	498,943
Genentech, Inc., 4.40%, 07/15/10 (e)	280,000	272,892
Genentech, Inc., 5.25%, 07/15/35	150,000	138,177
GlaxoSmithKline PLC, 5.38%, 04/15/34	340,000	324,788
Merck & Co., Inc., 4.75%, 03/01/15	600,000	571,561
Merck & Co., Inc., 6.40%, 03/01/28	125,000	131,853
Merck & Co., Inc., 5.95%, 12/01/28	275,000	276,312
Pfizer, Inc., 4.65%, 03/01/18 (e)	450,000	419,993
Pharmacia Corp., 6.60%, 12/01/28	300,000	332,241

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	240,000	231,368
Wyeth, 5.50%, 02/15/16	1,075,000	1,070,448

		5,549,372

Pipelines (0.1%)
CenterPoint Energy Resources, 7.88%, 04/01/13	600,000	662,828
Plains All American Pipeline, 5.63%, 12/15/13	560,000	553,618
TGT Pipelines LLC, 5.20%, 06/01/18	150,000	138,602

		1,355,048

Prepackaged software (0.0%)
Oracle Corp., 5.25%, 01/15/16	970,000	951,673

Publishing & Newspapers (0.0%)
Gannett Co., 6.38%, 04/01/12	400,000	410,681
Thomson Corp., 4.25%, 08/15/09	425,000	411,896

		822,577

Real Estate Investment Trusts (0.3%)
AvalonBay Communities, Inc., 6.63%, 09/15/11	150,000	156,941
Brandywine Operating Partners, 5.63%, 12/15/10	305,000	305,552
Camden Property Trust, 5.00%, 06/15/15	250,000	239,035
Developers Diversified Realty Corp., 5.38%, 10/15/12	500,000	492,610
Duke Realty Corp., 5.25%, 01/15/10	300,000	297,631
EOP Operating LP, 4.65%, 10/01/10	300,000	295,627
EOP Operating LP, 6.75%, 02/15/12	200,000	212,925
Health Care REIT, Inc., 6.00%, 11/15/13	300,000	297,699
HRPT Properties Trust Corp., 5.75%, 02/15/14	300,000	298,818
Istar Financial, Inc., 5.65%, 09/15/11	430,000	428,273
Liberty Property LP, 7.25%, 03/15/11	65,000	68,836
Prologis, 5.25%, 11/15/10 (e)	800,000	793,194
Simon Property Group LP, 4.60%, 06/15/10	400,000	389,895
Simon Property Group LP, 5.10%, 06/15/15	900,000	870,217
Simon Property Group LP, 6.10%, 05/01/16	700,000	723,376
Spieker Properties LP, 7.65%, 12/15/10	1,000,000	1,089,176
Vornado Realty LP, 5.60%, 02/15/11	350,000	347,505
Washington REIT, 5.25%, 01/15/14	200,000	194,677
Westfield Capital Corp., 5.13%, 11/15/14 (b)	260,000	251,100

		7,753,087

Research & Development (0.0%)
Science Applications International, 5.50%, 07/01/33	300,000	261,390

Retail (0.5%)
CVS Corp., 4.00%, 09/15/09	200,000	192,925
Home Depot, Inc., 5.25%, 12/16/13	2,000,000	1,978,633
Home Depot, Inc., 5.40%, 03/01/16	1,000,000	965,892
JC Penney Corp., Inc., 8.00%, 03/01/10 (e)	1,270,000	1,353,988
Limited Brands, Inc., 6.13%, 12/01/12	250,000	250,964

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Lowe's Cos., Inc., 6.50%, 03/15/29	400,000	420,308
May Department Stores Co., 5.75%, 07/15/14 (e)	750,000	734,010
Target Corp., 10.00%, 01/01/11	112,000	128,881
Target Corp., 6.35%, 01/15/11	210,000	216,602
Target Corp., 7.00%, 07/15/31	295,000	336,520
Target Corp., 6.35%, 11/01/32	530,000	561,673
Wal-Mart Stores, Inc., 6.88%, 08/10/09	1,390,000	1,443,246
Wal-Mart Stores, Inc., 4.13%, 07/01/10	700,000	675,994
Wal-Mart Stores, Inc., 4.13%, 02/15/11	650,000	623,246
Wal-Mart Stores, Inc., 7.55%, 02/15/30	200,000	239,492
Wal-Mart Stores, Inc., 5.25%, 09/01/35	1,200,000	1,092,842

		11,215,216

Special Purpose Entity (0.1%)
Morgan Stanley TRACERS, 5.87%, 03/01/07	670,910	670,963
Morgan Stanley TRACERS, 5.38%, 10/15/15	1,320,000	1,300,882

		1,971,845

Telecommunications (1.8%)
Alltel Corp., 7.00%, 07/01/12	1,240,000	1,294,228
America Movil SA de CV, 5.75%, 01/15/15 (e)	500,000	493,287
America Movil SA de CV, 6.38%, 03/01/35 (e)	300,000	289,736
Ameritech Capital Funding, 6.45%, 01/15/18	150,000	149,366
AT&T Wireless Services, Inc., 8.13%, 05/01/12	75,000	83,962
AT&T Wireless Services, Inc., 8.75%, 03/01/31	545,000	704,791
BellSouth Corp., 4.20%, 09/15/09	600,000	582,951
BellSouth Corp., 6.00%, 10/15/11 (e)	1,421,000	1,454,152
BellSouth Corp., 5.20%, 09/15/14	850,000	826,855
BellSouth Corp., 6.55%, 06/15/34	300,000	305,942
BellSouth Corp., 6.00%, 11/15/34 (e)	850,000	811,836
British Telecom PLC, 8.63%, 12/15/10	2,170,000	2,417,286
British Telecom PLC, 9.13%, 12/15/30	100,000	137,039
Cingular Wireless LLC, 7.13%, 12/15/31	700,000	771,509
Clear Channel Communications, Inc., 4.25%, 05/15/09	600,000	579,584
Clear Channel Communications, Inc., 7.65%, 09/15/10	200,000	211,429
Clear Channel Communications, Inc., 4.40%, 05/15/11	200,000	185,092
Clear Channel Communications, Inc., 5.50%, 09/15/14	510,000	450,959
Cox Communications, Inc., 5.50%, 10/01/15	650,000	634,665
Deutsche Telekom International Finance, 3.88%, 07/22/08	700,000	685,355

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Deutsche Telekom International Finance, 5.25%, 07/22/13 (e)	1,250,000	1,218,988
Deutsche Telekom International Finance, 5.75%, 03/23/16	300,000	295,504
Deutsche Telekom International Finance, 8.25%, 06/15/30	625,000	763,676
Embarq Corp., 6.74%, 06/01/13	1,300,000	1,332,767
Embarq Corp., 7.08%, 06/01/16	225,000	228,615
France Telecom, 8.00%, 03/01/11	650,000	705,431
France Telecom, 8.50%, 03/01/31	690,000	902,285
GTE Corp., 6.84%, 04/15/18	350,000	370,048
GTE Corp., 6.94%, 04/15/28	250,000	261,790
Koninklijke KPN NV, 8.00%, 10/01/10	525,000	563,958
Motorola, Inc., 7.63%, 11/15/10	270,000	288,465
Motorola, Inc., 7.50%, 05/15/25	350,000	388,067
SBC Communications, Inc., 4.13%, 09/15/09	1,250,000	1,212,818
SBC Communications, Inc., 5.30%, 11/15/10 (e)	650,000	648,012
SBC Communications, Inc., 6.25%, 03/15/11	805,000	829,332
SBC Communications, Inc., 5.88%, 08/15/12	720,000	733,804
SBC Communications, Inc., 5.10%, 09/15/14	1,700,000	1,644,331
SBC Communications, Inc., 5.63%, 06/15/16 (e)	500,000	498,200
SBC Communications, Inc., 6.15%, 09/15/34 (e)	1,375,000	1,350,700
Sprint Capital Corp., 6.13%, 11/15/08	850,000	859,095
Sprint Capital Corp., 6.38%, 05/01/09 (e)	375,000	381,792
Sprint Capital Corp., 8.38%, 03/15/12	2,060,000	2,285,975
Sprint Capital Corp., 8.75%, 03/15/32	900,000	1,068,563
Tele-Communications, Inc., 9.80%, 02/01/12	520,000	611,446
Telecom Italia Capital, 6.20%, 07/18/11	350,000	354,892
Telecom Italia Capital, 5.25%, 11/15/13	1,000,000	950,945
Telecom Italia Capital, 4.95%, 09/30/14	500,000	460,496
Telecom Italia Capital, 5.25%, 10/01/15	500,000	463,950
Telecom Italia Capital, 6.00%, 09/30/34	390,000	346,664
Verizon Global Funding Corp., 7.25%, 12/01/10	910,000	967,409
Verizon Global Funding Corp., 6.88%, 06/15/12	500,000	532,266
Verizon Global Funding Corp., 7.38%, 09/01/12 (e)	885,000	964,193
Verizon Global Funding Corp., 4.38%, 06/01/13 (e)	625,000	587,071
Verizon Global Funding Corp., 4.90%, 09/15/15	1,000,000	947,815
Verizon Global Funding Corp., 7.75%, 12/01/30	1,000,000	1,163,085
Verizon Global Funding Corp., 5.85%, 09/15/35	200,000	189,004

		40.441.476

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Tobacco (0.0%)
Altria Group, Inc., 7.00%, 11/04/13	1,000,000	1,083,465

Tools & Accessories (0.0%)
Black & Decker Corp., 4.75%, 11/01/14	390,000	355,169
Stanley Works, 4.90%, 11/01/12	225,000	216,861

		572,030

Transportation & Shipping (0.4%)
Burlington Northern Santa Fe Corp., 6.75%, 07/15/11 (e)	365,000	383,051
Burlington Northern Santa Fe Corp., 7.95%, 08/15/30	350,000	423,802
Burlington Northern Santa Fe Corp., 6.20%, 08/15/36	600,000	604,048
Canadian National Railway Co., 6.90%, 07/15/28	410,000	459,232
Canadian National Railway Co., 6.20%, 06/01/36	400,000	416,314
CSX Corp., 6.25%, 10/15/08	1,050,000	1,063,875
CSX Corp., 6.75%, 03/15/11 (e)	225,000	235,038
CSX Corp., 5.50%, 08/01/13	240,000	238,193
Norfolk Southern Corp., 6.75%, 02/15/11	1,635,000	1,711,455
Norfolk Southern Corp., 5.59%, 05/17/25	143,000	135,769
Norfolk Southern Corp., 7.25%, 02/15/31	457,000	525,322
TTX Co., 4.90%, 03/01/15	375,000	353,472
Union Pacific Corp., 3.63%, 06/01/10	410,000	385,292
Union Pacific Corp., 5.38%, 06/01/33	105,000	96,361
Union Pacific Corp., 6.25%, 05/01/34	400,000	410,028
United Parcel Service, Inc., 8.38%, 04/01/20	200,000	250,944
United Parcel Service, Inc., 8.38%, 04/01/30	300,000	392,896

		8,085,092

Total Corporate Bonds		654,232,640

Treasury Notes (10.7%)
U.S. Treasury Notes, 4.88%, 10/31/08 (e)	67,949,000	67,840,146
U.S. Treasury Notes, 4.88%, 08/15/09 (e)	47,910,000	47,898,789
U.S. Treasury Notes, 4.50%, 09/30/11 (e)	92,850,000	91,587,796
U.S. Treasury Notes, 4.88%, 08/15/16 (e)	30,465,000	30,555,451

Total Treasury Notes		237,882,182

Asset Backed Securities (2.0%)
Aegis Asset Backed Securities Trust, 5.40%, 01/25/37 (d)	13,860,228	13,859,079
Fremont Home Loan Trust, 5.49%, 01/25/36 (d)	14,900,000	14,903,804
Residential Accredit Loans, Inc., 5.53%, 11/25/36 (d)	16,632,136	16,599,240

Total Asset Backed Securities		45,362,123

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Sovereign Bonds (1.6%)
CANADA (0.5%)
Canadian Natural Resources, 4.90%, 12/01/14	475,000	445,427
Government of Canada, 5.25%, 11/05/08	1,630,000	1,634,234
Ontario Province, 5.50%, 10/01/08	350,000	351,239
Ontario Province, 4.38%, 02/15/13 (e)	725,000	696,044
Petro-Canada, 5.95%, 05/15/35	460,000	433,907
Providence of Manitoba, 7.50%, 02/22/10	500,000	532,468
Province of British Columbia, 5.38%, 10/29/08 (e)	400,000	401,677
Province of British Columbia, 4.30%, 05/30/13	270,000	258,805
Province of Ontario, 4.50%, 02/03/15 (e)	1,130,000	1,084,216
Province of Ontario, 4.75%, 01/19/16	500,000	484,946
Province of Quebec, 5.00%, 07/17/09	5,400,000	5,376,401
Quebec Province, 4.60%, 05/26/15	600,000	573,424
Quebec Province, 7.50%, 09/15/29	980,000	1,226,592

		13,499,380

CHILE (0.0%)
Republic of Chile, 5.50%, 01/15/13 (e)	300,000	301,350

CHINA (0.0%)
People's Republic of China, 4.75%, 10/29/13 (e)	500,000	485,990

DENMARK (0.1%)
KfW International Finance, 4.13%, 10/15/14	1,200,000	1,129,578

GERMANY (0.1%)
Landwirtsch. Rentenbank, 4.88%, 02/14/11	1,500,000	1,483,226

ITALY (0.4%)
Republic of Italy, 4.00%, 06/16/08 (e)	1,400,000	1,376,533
Republic of Italy, 3.25%, 05/15/09 (e)	1,700,000	1,631,498
Republic of Italy, 4.38%, 06/15/13	950,000	906,768
Republic of Italy, 4.50%, 01/21/15	1,590,000	1,515,769
Republic of Italy, 4.75%, 01/25/16	700,000	675,976
Republic of Italy, 6.88%, 09/27/23	425,000	484,878
Republic of Italy, 5.38%, 06/15/33	1,425,000	1,383,856

		7,975,278

KOREA (0.1%)
Bank of Korea Corp., 4.63%, 03/16/10	700,000	684,622
Bank of Korea Corp., 5.13%, 02/14/11	600,000	593,495
Korea Developmental Bank, 5.75%, 09/10/13 (e)	200,000	202,569
Republic of Korea, 4.25%, 06/01/13 (e)	1,200,000	1,122,677

		2,603,363

MEXICO (0.3%)
Telefonos de Mexico SA, 5.50%, 01/27/15	400,000	387,853
United Mexican States, 6.38%, 01/16/13	1,938,000	2,000,016
United Mexican States, 6.75%, 09/27/34 (e)	3,469,000	3,677,140

		6,065,009

POLAND (0.0%)
Repulic of Poland, 5.00%, 10/19/15	380,000	370,011

SOUTH AFRICA (0.0%)
Republic of South Africa, 6.50%, 06/02/14	350,000	365,750

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
UNITED KINGDOM (0.1%)
Vodafone Group PLC, 7.75%, 02/15/10	650,000	690,377
Vodafone Group PLC, 5.00%, 12/16/13 (e)	1,125,000	1,085,403
Vodafone Group PLC, 7.88%, 02/15/30	350,000	410,564

		2,186,344

Total Sovereign Bonds		36,465,279

Municipal Bonds (0.1%)
Illinois (0.0%)
State Taxable Pension GO, 5.10%, 06/01/33	1,700,000	1,604,069

Texas (0.1%)
City of Dallas, 5.25%, 02/15/24	1,200,000	1,186,716

Total Municipal Bonds		2,790,785

Repurchase Agreement (1.5%)
Nomura Securities, 5.14%, dated 01/31/07, due 02/01/07, Repurchase price $ 33,778,999, collateralized by U.S. Government Agency Mortgages with a market value of $ 34,449,661	33,774,177	33,774,177

Total Repurchase Agreement		33,774,177

Short-Term Securities Held as Collateral for Securities on Loan (11.0%)
Alliance & Leicester Medium Term Note, 5.31%, 02/29/08 (d)	7,500,000	7,500,000
Banc of America Securities LLC Repurchase Agreement, 5.32%, dated 01/31/07, due 02/01/07, repurchase price $ 4,822,975, collateralized by U.S. Government Agency Mortgages with a market value of $ 4,918,707	4,822,262	4,822,262
Bank of America Corp. Master Note, 5.38%, 02/07/07 (d)	5,000,000	5,000,000
Bank of Ireland Medium Term Note, 5.38%, 12/29/08 (d)	14,998,575	14,998,575
Barclays New York Yankee C/D, 5.33%, 02/14/07	12,500,000	12,500,000
Beta Finance, Inc. Medium Term Note, 5.37%, 01/31/08 (d)	10,700,000	10,700,000
CDC Financial Products, Inc. Master Note, 5.36%, 02/28/07 (d)	5,000,000	5,000,000
Citigroup Global Markets, Inc. Master Note, 5.38%, 02/07/07 (d)	5,000,000	5,000,000
Deutsche Bank London Time Deposit, 5.34%, 06/01/07 (d)	14,000,000	14,000,000
Dexia Bank Paris Time Deposit, 5.34%, 06/01/07 (d)	14,000,000	14,000,000
Dorada Finance Medium Term Note, 5.37%, 01/25/08 (d)	5,000,000	5,000,000
First Tennessee Bank Medium Term Note, 5.34%, 02/29/08 (d)	9,999,029	9,999,029
GE Life & Annuity Funding Agreement, 5.42%, 02/29/08 (d)	12,400,000	12,400,000
Goldman Sachs Group Note, 5.38%, 01/31/08 (d)	25,000,000	25,000,000
Islandsbanki HF Note, 5.39%, 03/22/07 (d)	4,000,000	4,000,000
MBIA Global Funding Medium Term Note, 5.37%, 02/15/08 (d)	5,000,000	5,000,000
MBIA Global Funding Medium Term Note, 5.37%, 02/15/08 (d)	2,000,000	2,000,000

Gartmore Bond Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Morgan Stanley Master Note, 5.49%, 02/29/08 (d)	5,000,000	5,000,000
Pricoa Global Funding Medium Term Note, 5.37%, 09/22/08 (d)	25,000,000	25,000,000
Protective Life Insurance Co., 5.48%, 02/29/08 (d)	20,000,000	20,000,000
Royal Bank of Scotland Group Note, 5.36%, 03/30/07 (d)	25,000,000	25,000,000
Sigma Finance Note, 5.34%, 02/26/07 (d)	4,000,000	4,000,000
Tango Finance Note, 5.39%, 10/15/07 (d)	1,999,709	1,999,709
Washington Mutual Bank FA Certificate of Deposit, 5.32%, 02/20/07	10,000,000	10,000,000
West Corp. Fed Credit Union Medium Term Note, 5.38%, 09/25/08 (d)	1,000,000	1,000,000
Total Short-Term Securities Held as Collateral for Securities on Loan		248,812,152

Total Investments (Cost $2,610,551,324) (a) - 115.8%		2,586,237,436
Liabilities in excess of other assets - (15.8)%		(354,556,174)

NET ASSETS - 100.0%		$2,231,681,262

(a)	See Notes to Statements of Investments for unrealized appreciation (depreciation) of securities.
(b)	Rule 144A, Section 4(2) or other security, which is restricted as to resale to institutional investors. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	Mortgage Dollar Rolls
(d)	Variable rate security. The rate reflected in the Statement of Investments is the rate reflected in effect on January 31, 2007.
(e)	All or part of security was on loan as of January 31, 2007

TBA To Be Announced

TRACERS Tradable Custodial Receipts

See notes to statements of investments.

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (96.8%)
AUSTRALIA (5.1%)
Airlines (0.0%)
Qantas Airways Ltd. (c)	234,480	$983,982

Apparel (0.0%)
Billabong International Ltd. (c)	7,443	94,734

Banks (1.3%)
Australia & New Zealand Banking Group Ltd. (c)	301,925	6,849,136
Commonwealth Bank of Australia (c)	202,924	7,911,464
National Australia Bank Ltd. (c)	257,009	8,087,892
Westpac Banking Corp. (c)	309,307	6,050,885

		28,899,377

Beverages (0.1%)
Coca-Cola Amatil Ltd. (c) (d)	122,877	749,101
Foster’s Group Ltd. (c)	323,866	1,708,766
Lion Nathan Ltd. (c)	10,373	67,023

		2,524,890

Building Materials (0.2%)
Boral Ltd. (c) (d)	84,614	528,578
CSR Ltd. (c) (d)	227,744	637,080
Rinker Group Ltd. (c) (d)	161,044	2,341,155

		3,506,813

Commercial Services (0.2%)
ABC Learning Centres Ltd. (c) (d)	19,159	114,976
Brambles Industries Ltd. (b) (c)	135,281	1,446,147
Brambles Industries Ltd. (b) (c) (d)	180,637	1,956,533
Transurban Group (c) (d)	152,343	916,262

		4,433,918

Computers (0.0%)
Computershare Ltd. (c) (d)	47,857	342,395

Consumer Products (0.0%)
Pacific Brands Ltd. (c)	58,874	126,988

Diversified (0.0%)
Futuris Corp. Ltd. (c) (d)	73,471	120,325

Engineering & Construction (0.1%)
Downer EDI Ltd. (c) (d)	94,706	486,761
Leighton Holdings Ltd. (c) (d)	34,954	599,573
Macquarie Airports (c)	41,354	114,341
Multiplex Group (c) (d)	169,405	587,345
WorleyParsons Ltd. (c)	9,895	166,153

		1,954,173

Entertainment (0.1%)
Aristocrat Leisure Ltd. (c) (d)	58,082	730,002
TABCorp. Holdings Ltd. (c) (d)	76,074	1,032,654

		1,762,656

Financial Services (0.2%)
Australian Stock Exchange Ltd. (c)	25,094	742,038
Babcock & Brown Ltd. (c) (d)	28,300	573,161
Challenger Financial Services Group Ltd. (c) (d)	139,101	474,924

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Macquarie Bank Ltd. (c)	42,970	2,705,676
Perpetual Ltd. (c) (d)	2,374	144,878

		4,640,677

Food (0.2%)
Goodman Fielder Ltd. (c)	64,522	119,555
Woolworths Ltd. (c)	178,642	3,306,648

		3,426,203

Forest Products & Paper (0.0%)
PaperlinX Ltd. (c)	37,727	104,338

Healthcare (0.0%)
Cochlear Ltd. (c)	12,914	568,481
Sonic Healthcare Ltd. (c) (d)	21,751	245,705

		814,186

Insurance (0.3%)
AMP Ltd. (c) (d)	283,916	2,313,646
AXA Asia Pacific Holdings Ltd. (c) (d)	165,197	929,589
Insurance Australia Group Ltd. (c) (d)	331,559	1,669,146
QBE Insurance Group Ltd. (c)	120,181	2,883,671

		7,796,052

Investment Companies (0.1%)
Macquarie Communications	94,519	449,027
Infrastructure Group (c) (d)
Macquarie Infrastructure Group (c)	506,965	1,444,288

		1,893,315

Iron & Steel (0.1%)
BlueScope Steel Ltd. (c) (d)	141,785	951,748
OneSteel Ltd. (c) (d)	122,061	450,012

		1,401,760

Leisure (0.0%)
Tattersall’s Ltd. (c) (d)	104,019	330,577

Media (0.1%)
John Fairfax Holdings Ltd. (c) (d)	218,301	840,866
Publishing & Broadcasting Ltd. (c)	33,124	507,877

		1,348,743

Mining (0.8%)
Alumina Ltd. (c) (d)	152,773	774,306
BHP Billiton Ltd. (c)	571,226	11,695,839
Iluka Resources Ltd. (c) (d)	69,336	337,811
Newcrest Mining Ltd. (c)	58,954	967,163
Paladin Resources Ltd. (b) (c) (d)	43,049	294,635
Rio Tinto Ltd. (c) (d)	50,447	3,035,283
Zinifex Ltd. (c) (d)	100,070	1,297,983

		18,403,020

Miscellaneous Manufacturing (0.1%)
Ansell Ltd. (c)	21,361	186,030
Orica Ltd. (c)	37,188	699,884
Wesfarmers Ltd. (c)	53,141	1,578,100

		2,464,014

Multi-Media (0.0%)
APN News & Media Ltd. (c) (d)	243	1,148

Oil & Gas (0.2%)
AGL Energy Ltd. (b) (d)	58,166	781,621
Alinta Ltd. (d)	56,171	611,351
Caltex Australia Ltd. (c)	14,655	248,890
Origin Energy Ltd. (c) (d)	105,115	744,334
Santos Ltd. (c) (d)	94,383	686,246
Woodside Petroleum Ltd. (c) (d)	84,058	2,461,612

		5,534,054

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Packaging & Containers (0.0%)
AmCor Ltd. (c)	137,252	779,224

Pharmaceuticals (0.1%)
CSL Ltd. (c) (d)	26,462	1,432,341
Mayne Pharma Ltd. (d)	159,872	507,605
Symbion Health Ltd. (c) (d)	101,664	328,364

		2,268,310

Public Thoroughfares (0.0%)
Sydney Roads Group (c) (d)	418,240	432,359

Real Estate (0.6%)
Centro Properties Group (c) (d)	95,088	669,102
CFS Retail Property Trust (c)	233,837	424,437
Commonwealth Property Office Fund (c)	228,851	258,320
DB RREEF Trust (c) (d)	461,432	633,146
GPT Group (c) (d)	317,289	1,348,576
ING Industrial Fund (c) (d)	8,525	16,285
Investa Property Group (c) (d)	220,036	422,258
Lend Lease Corp. Ltd. (c) (d)	66,298	977,826
Macquarie Goodman Group (c)	265,892	1,518,647
Macquarie Office Trust (c) (d)	112,567	143,681
Mirvac Group (c)	197,476	863,841
Stockland (c)	197,671	1,304,249
Westfield Group (c) (d)	261,687	4,540,958

		13,121,326

Retail (0.1%)
Coles Myer Ltd. (c) (d)	209,938	2,325,909
Harvey Norman Holdings Ltd. (c) (d)	33,835	107,623

		2,433,532

Telecommunications (0.1%)
Telstra Corp. Ltd. (c)	497,623	1,644,406
Telstra Corp. Ltd., Installment Receipts (b)	116,059	252,271

		1,896,677

Transportation (0.1%)
Toll Holdings Ltd. (c)	70,408	1,151,390

		114,991,156

AUSTRIA (0.6%)
Airports (0.0%)
Flughafen Wien AG (c)	72	7,185

Banks (0.2%)
Erste Bank der Oesterreichischen	28,523	2,229,211
Sparkassen AG (c)
Raiffeisen International Bank Holding AG (c) (d)	5,207	800,999
		3,030,210

Building Materials (0.0%)
Wienerberger AG (c)	10,093	623,955

Electric (0.0%)
Verbund-Oesterreichische	16,292	792,808

Elektrizitaetswirtschafts AG (c)
Entertainment (0.0%)
BetandWin.Com Interactive	3,680	84,326

Entertainment AG (b) (c) (d)
Insurance (0.0%)
Wiener Staedtische Versicherung AG (c)	1,735	126,956

Iron & Steel (0.1%)
Boehler-Uddeholm AG (c)	10,163	719,944

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Voestalpine AG (c)	11,552	673,648

		1,393,592

Machinery-Diversified (0.0%)
Andritz AG (c)	2,841	614,686

Miscellaneous Manufacturing (0.0%)
RHI AG (b) (c) (d)	8,936	441,309

Oil & Gas (0.1%)
OMV AG (c)	31,559	1,705,097

Paper Products (0.0%)
Mayr-Melnhof Karton AG (c)	37	7,164

Real Estate (0.1%)
Immoeast Immobilien Anlagen (b) (c)	50,862	762,871
IMMOFINANZ Immobilien Anlagen AG (b) (c)	90,823	1,379,299
Meinl European Land Ltd. (b) (c)	28,522	735,648

		2,877,818

Telecommunications (0.1%)
Telekom Austria AG (c)	57,205	1,567,044

		13,272,150

BELGIUM (1.2%)
Banks (0.6%)
Dexia (c)	89,794	2,670,395
Fortis (c)	201,192	8,470,237
KBC Groep NV (c)	33,790	4,273,358

		15,413,990

Beverages (0.1%)
InBev NV (c)	27,979	1,804,489

Chemicals (0.1%)
Solvay SA (c) (d)	9,251	1,411,253
Umicore (c)	5,897	1,039,121

		2,450,374

Consumer Cyclicals (0.0%)
D’ Ieteren NV (c)	489	170,497

Diversified Operations (0.0%)
Groupe Bruxelles Lambert SA (b) (c)	721	19

Electrical Components & Equipment (0.0%)
Bekaert SA (c)	116	14,254

Electronics (0.0%)
BarCo NV (c)	2,478	216,940

Food (0.1%)
Colruyt SA (c)	1,548	330,113
Delhaize Group (c) (d)	16,128	1,342,585

		1,672,698

Holding Companies-Diversified (0.1%)
Groupe Bruxelles Lambert SA (c)	11,675	1,363,650

Miscellaneous Manufacturing (0.0%)
AGFA-Gevaert NV (c)	26,802	694,086

Pharmaceuticals (0.1%)
Omega Pharma SA (c)	2,941	237,630
UCB SA (c)	16,130	1,069,982

		1,307,612

Real Estate (0.0%)
Cofinimmo (c)	660	131,691

Telecommunications (0.1%)
BelgaCom SA (c)	33,515	1,518,374
Mobistar SA (c)	2,876	249,080

		1,767,454

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Transportation (0.0%)
Compagnie Maritime Belge SA (c)	5,398	243,960
Euronav SA (c)	5,398	159,735

		403,695

		27,411,449

DENMARK (0.8%)
Banks (0.3%)
Danske Bank (c)	83,320	3,838,733
Sydbank (c)	16,077	823,273

		4,662,006

Beverages (0.0%)
Carlsberg (c)	7,141	726,964

Biotechnology (0.0%)
Novozymes (c)	6,405	555,652

Building Materials (0.0%)
FLSmidth & Co. (c)	4,513	297,028

Diversified (0.0%)
NKT Holding AS (c)	167	14,721

Electrical Components & Equipment (0.1%)
Vestas Wind Systems (b) (c)	35,953	1,598,009

Food (0.0%)

Danisco AS (c) (d)	11,807	964,787
East Asiatic Co. Ltd. (c)	3,091	150,935

		1,115,722

Healthcare-Products (0.1%)
Coloplast (c)	3,108	268,830
GN Store Nord (c)	53,504	790,937
William Demant Holding (b) (c)	2,009	170,391

		1,230,158

Home Furnishings (0.0%)
Bang & Olufsen (c) (d)	3,808	490,404

Insurance (0.0%)
Topdanmark (b) (c)	2,958	533,606
TrygVesta AS (c)	1,548	127,690

		661,296

Pharmaceuticals (0.2%)
H. Lunbeck AS (c)	5,754	164,453
Novo-Nordisk (c) (d)	42,718	3,686,783

		3,851,236

Security Services (0.0%)
Group 4 Securicor PLC (c)	85,993	318,407

Transportation (0.1%)
AP Moller - Maersk AS (c) (d)	167	1,690,915
Dak Sas AB (b) (c)	63	1,179
Dampskibsselskabet Torm AS (c)	1,913	122,667
DSV (c)	4,900	846,486

		2,661,247

		18,182,850

FINLAND (1.5%)
Auto Parts & Equipment (0.0%)
Nokian Renkaat OYJ (c) (d)	21,180	420,151

Banks (0.0%)
OKO Bank PLC (c)	1,583	25,748

Computers (0.0%)
Tietoenator OYJ (c) (d)	21,119	570,066

Electric (0.1%)
Fortum OYJ (c)	76,772	2,117,902

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Engineering & Construction (0.0%)
YIT OYJ (c)	23,528	631,811

Financial Services (0.1%)
Sampo OYJ (c)	83,106	2,281,685

Food (0.0%)
Kesko OYJ (c)	10,136	541,926

Forest Products & Paper (0.3%)
Stora Enso OYJ (c)	102,948	1,725,089
UPM-Kymmene OYJ (c)	89,708	2,300,085

		4,025,174

Hand & Machine Tools (0.0%)
KCI Konecranes OYJ (c)	18,875	611,596

Iron & Steel (0.1%)
Outokumpu OYJ (c) (d)	18,477	742,767
Rautaruukki OYJ (c)	19,446	772,942

		1,515,709

Leisure (0.0%)
Amer Sports OYJ (c) (d)	9,351	204,078

Machinery-Diversified (0.1%)
Kone OYJ (c) (d)	12,144	718,362
Metso OYJ (c)	26,556	1,416,516

		2,134,878

Media (0.0%)
Sanoma-WSOY OYJ (c)	1,730	50,361

Medical-Drugs (0.0%)
Orion OYJ (b) (c)	8,093	183,745

Miscellaneous Manufacturing (0.0%)
Uponor OYJ (c) (d)	9,334	367,240
Wartsila OYJ (c)	6,943	399,314

		766,554

Oil & Gas (0.0%)
Neste Oil OYJ (c) (d)	22,924	703,213

Telecommunications (0.8%)
Elisa OYJ (c)	17,993	530,922
Nokia OYJ (c)	695,639	15,384,553

		15,915,475

Transportation (0.0%)
Cargotec Corp. (c)	6,072	361,591

		33,061,663

FRANCE (9.4%)
Advertising (0.1%)
PagesJaunes Groupe SA (c)	34,670	731,489
Publicis Groupe (c)	29,209	1,259,173

		1,990,662

Aerospace & Defense (0.1%)
Safran SA (c) (d)	17,443	416,016
Thales SA (c)	18,461	974,774
Zodiac SA (c) (d)	9,973	685,568

		2,076,358

Airlines (0.1%)
Air France-KLM (c) (d)	27,691	1,248,688

Apparel (0.0%)
Hermes International (c)	8,839	1,081,415

Auto Manufacturers (0.2%)
Peugeot SA (c) (d)	30,220	1,990,799
Renault SA (c) (d)	28,723	3,568,734

		5,559,533

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Auto Parts & Equipment (0.1%)
Compagnie Generale des Etablissements	26,811	2,461,563
Michelin (c) (d)
Valeo SA (c) (d)	18,032	824,734

		3,286,297

Banks (1.3%)
BNP Paribas (c)	137,676	15,417,601
Credit Agricole SA (c) (d)	110,278	4,747,780
Societe Generale (c) (d)	62,839	11,153,620

		31,319,001

Beverages (0.2%)
Pernod-Ricard SA (c)	17,484	3,589,378

Building Materials (0.4%)
Cie de Saint-Gobain (c)	53,757	5,095,588
Imerys SA (c)	2,551	242,331
Lafarge SA (c) (d)	26,218	4,027,511

		9,365,430

Chemicals (0.2%)
Air Liquide (c) (d)	20,305	4,742,100

Commercial Services (0.0%)
Societe Des Autoroutes	1,006	82,935

Paris-Rhin-Rhone (c)
Computers (0.1%)
Atos Origin SA (b) (c)	15,585	878,366
Capgemini SA (c) (d)	24,750	1,581,351

		2,459,717

Cosmetics & Personal Care (0.2%)
L’Oreal SA (c) (d)	45,564	4,814,860

Electric (0.4%)
Suez SA (c) (d)	164,448	8,101,559

Electrical Components & Equipment (0.2%)
Schneider Electric SA (c) (d)	41,440	5,027,388

Engineering & Construction (0.4%)
Bouygues (c) (d)	38,855	2,634,581
Vinci SA (c) (d)	39,064	5,402,138

		8,036,719

Food (0.6%)
Carrefour SA (c) (d)	97,443	5,627,201
Casino Guichard Perrachon SA (c)	9,269	807,763
Groupe Danone (c) (d)	39,698	6,136,399

		12,571,363

Food Service (0.0%)
Sodexho Alliance SA (c) (d)	15,200	1,063,239

Gas (0.1%)
Gaz de France (c) (d)	28,885	1,247,368

Healthcare-Products (0.1%)
Cie Generale d’Optique Essilor International SA (c)	17,012	1,911,748

Holding Companies-Diversified (0.2%)
LVMH Moet Hennessy Louis Vuitton SA (c) (d)	38,338	4,060,092

Home Furnishings (0.0%)
Thomson (c) (d)	53,336	1,015,421

Household Products (0.0%)
Societe BIC SA (c)	1,214	82,131

Insurance (0.6%)
AXA SA (c)	274,503	11,639,502

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
CNP Assurances (c) (d)	5,402	619,655
Scor (c)	23,121	629,751

		12,888,908

Lodging (0.1%)
Accor SA (c)	37,663	3,133,123

Machinery-Diversified (0.1%)
Alstom RGPT (b) (c)	17,579	2,155,608

Manufacturing (0.1%)
Vallourec SA (c)	7,739	2,018,751

Media (0.5%)
Lagardere SCA (c) (d)	23,843	1,883,009
M6-Metropole Television (c) (d)	3,896	132,209
Societe Television Francaise 1 (c)	24,263	823,712
Vivendi SA (c) (d)	188,282	7,768,893

		10,607,823

Office & Business Equipment (0.0%)
Neopost SA (c)	3,808	490,000

Oil & Gas (1.1%)
Technip SA (c)	21,506	1,383,482
Total SA (c) (d)	365,270	24,825,141

		26,208,623

Pharmaceuticals (0.7%)
Sanofi-Aventis (c) (d)	171,009	15,068,266

Real Estate Investment Trusts (0.1%)
Gecina SA (c)	1,440	239,183
Klepierre (c) (d)	3,641	645,446
Unibail (c) (d)	8,106	2,047,212

		2,931,841

Retail (0.1%)
PPR SA (c)	11,503	1,701,943

Semiconductors (0.1%)
STMicroelectronics NV (c)	124,512	2,325,926

Software (0.1%)
Business Objects SA (b) (c)	22,305	842,719
Dassault Systemes SA (c) (d)	6,097	328,502

		1,171,221

Telecommunications (0.6%)
Alcatel SA (c)	382,634	4,968,476
France TeleCom SA (c)	276,961	7,698,534

		12,667,010

Water (0.2%)
Veolia Environnement (c) (d)	50,860	3,578,575

		211,681,020

GERMANY (7.3%)
Airlines (0.1%)
Deutsche Lufthansa AG (c)	49,395	1,385,402

Apparel (0.1%)
Adidas AG (c)	40,575	1,953,887
Puma AG Rudolf Dassler Sport (c) (d)	2,613	954,401

		2,908,288

Auto Manufacturers (0.7%)
DaimlerChrysler AG (c)	148,961	9,316,296
Porsche AG (c) (d)	1,565	1,982,360
Volkswagen AG (c) (d)	31,595	3,539,095
Volkswagen AG (c)	14,887	1,107,211

		15,944,962

Auto Parts & Equipment (0.1%)
Continental AG (c)	24,782	3,010,608

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Banks (0.9%)
Commerzbank AG (c) (d)	112,952	4,785,918
Deutsche Bank AG (c)	85,174	12,064,692
Deutsche Postbank AG (c)	11,094	959,334
Hypo Real Estate Holding AG (c)	27,134	1,791,486
Jyske Bank (b) (c)	6,750	524,485

		20,125,915

Chemicals (0.7%)
BASF AG (c)	84,569	8,175,674
Bayer AG (c)	116,943	6,927,681

		15,103,355

Computers (0.0%)
Wincor Nixdorf AG (c) (d)	3,890	621,776

Cosmetics & Personal Care (0.0%)
Beiersdorf AG (c)	4,592	308,531

Electric (1.1%)
E. ON AG (c) (d)	106,026	14,441,154
RWE AG (c) (d)	74,831	7,850,541

		22,291,695

Energy (0.0%)
Solarworld AG (c) (d)	8,096	635,993

Engineering & Construction (0.1%)
Bilfinger Berger AG (c)	3,831	302,152
Hochtief AG (c)	9,600	778,374
Linde AG (c) (d)	20,278	2,183,647

		3,264,173

Financial Services (0.2%)
Deutsche Boerse AG (c)	18,951	4,007,433
MLP AG (c) (d)	9,484	212,229

		4,219,662

Food (0.1%)
Metro AG (c)	24,014	1,652,636
Suedzucker AG (c) (d)	1,963	42,711

		1,695,347

Healthcare-Services (0.1%)
Fresenius Medical Care AG (c)	9,404	1,261,889

Household Products (0.1%)
Henkel KGaA (c) (d)	11,611	1,822,146

Insurance (0.9%)
Allianz AG (c) (d)	70,919	14,204,942
Muenchener Rueckversicherungs AG (c)	35,378	5,598,493

		19,803,435

Iron & Steel (0.2%)
Salzgitter AG (c)	5,451	702,466
ThyssenKrupp AG (c) (d)	67,929	3,221,359

		3,923,825

Leisure (0.0%)
TUI AG (c) (d)	48,227	1,010,876

Machinery-Diversified (0.1%)
Heidelberger Druckmaschinen (c)	5,420	230,375
MAN AG (c)	23,940	2,531,926
Rheinmetall AG (c)	3,405	269,378

		3,031,679

Media (0.0%)
Premiere AG (b) (c) (d)	23,917	465,316

Miscellaneous Manufacturing (0.7%)
Siemens AG (c) (d)	140,464	15,537,030

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Pharmaceuticals (0.1%)
Altana AG (c) (d)	16,156	997,208
Celesio AG (c)	9,733	556,152
Merck KGaA (c) (d)	11,124	1,303,372

		2,856,732

Real Estate (0.0%)
IVG Immobilien AG (c)	11,079	503,289

Retail (0.0%)
Douglas Holding AG (c)	2,452	135,457
KarstadtQuelle AG (b) (c) (d)	17,196	558,414

		693,871

Semiconductors (0.1%)
Infineon Technologies AG (b) (c)	142,438	2,053,374

Software (0.3%)
SAP AG (c)	147,430	6,840,001

Telecommunications (0.4%)
Deutsche Telekom AG (c) (d)	463,162	8,168,744

Transportation (0.2%)
Deutsche Post AG (c)	134,127	4,134,245
Frontline Ltd. (c) (d)	12,086	395,238

		4,529,483

		164,017,397

GREECE (0.7%)
Banks (0.5%)
Alpha Bank AE (c)	71,453	2,308,860
EFG Eurobank Ergasias SA (c)	32,890	1,291,611
National Bank of Greece SA (c)	70,201	3,667,479
Piraeus Bank SA (c)	44,685	1,612,322

		8,880,272

Beverages (0.0%)
Coca Cola Hellenic Bottling Co. SA (c)	11,665	469,477

Building & Construction (0.0%)
Technical Olympic SA (c)	12,941	43,941

Building Materials (0.0%)
Titan Cement Co. SA (c)	5,108	288,335

Electric (0.0%)
Public Power Corp. (c)	24,370	706,037

Engineering & Construction (0.0%)
Hellenic Technodomiki Tev SA (c)	18,730	260,783

Entertainment (0.1%)
OPAP SA (c)	40,394	1,514,015

Financial Services (0.0%)
Hellenic Exchanges Holding SA (c)	195	4,517

Holding Companies-Diversified (0.0%)
Viohal Co. (c)	644	8,095

Oil & Gas (0.0%)
Hellenic Petroleum SA (c)	1,303	19,072

Retail (0.0%)
Folli-Follie SA (c)	1,393	57,454

Telecommunications (0.1%)
Cosmote Mobile TeleCommunications SA (c)	17,456	540,349
Hellenic TeleCommunications Organization SA (b) (c)	61,788	1,846,159
Intracom SA (b) (c)	13,953	98,041

		2,484,549

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
		14,736,547

HONG KONG (1.7%)
Airlines (0.0%)
Cathay Pacific Airways Ltd. (c) (d)	95,000	245,794

Apparel (0.0%)
Yue Yuen Industrial Holdings (c)	38,500	129,791

Banks (0.3%)
Bank of East Asia Ltd. (c)	215,900	1,244,270
BOC Hong Kong Holdings Ltd. (c)	683,100	1,787,596
Hang Seng Bank Ltd. (c) (d)	144,300	2,003,476
Hkd Wing Hang Bank Ltd. (c)	8,500	107,406
SunCorp.-Metway Ltd. (c) (d)	97,439	1,638,060

		6,780,808

Broadcasting & Television (0.0%)
Television Broadcasts Ltd. (c)	16,000	109,553

Building & Construction (0.0%)
Cheung Kong Infrastructure Holdings Ltd. (c)	2,500	9,045
Chemicals (0.0%)
Kingboard Chemical Holdings Ltd. (c)	67,548	279,145
Distribution & Wholesale (0.1%)
Esprit Holdings Ltd. (c)	182,500	1,856,349
Li & Fung Ltd. (c)	445,600	1,395,508

		3,251,857

Electric (0.1%)
CLP Holdings Ltd. (c)	269,000	2,013,630
HongKong Electric Holdings (c)	203,300	1,007,032

		3,020,662

Electrical Components & Equipment (0.0%)
Johnson Electric Holdings Ltd. (c) (d)	205,500	149,545

Financial Services (0.1%)
Hong Kong Exchanges & Clearing Ltd. (c) (d)	206,000	2,250,040
Gas (0.1%)
Hong Kong & China Gas (c)	525,600	1,168,769

Hand & Machine Tools (0.0%)
Techtronic Industries Co. (c)	45,310	69,749

Holding Companies-Diversified (0.3%)
Hutchison Whampoa Ltd. (c)	377,500	3,759,182
MelCo International Development (c)	58,344	123,336
Swire Pacific Ltd. (c)	172,500	1,985,541
Wharf Holdings Ltd. (c) (d)	133,300	492,920

		6,360,979

Lodging (0.0%)
ShanGri-La Asia Ltd. (c)	138,000	370,225

Real Estate (0.6%)
Cheung Kong Holdings Ltd. (c)	272,000	3,592,584
Hang Lung Properties Ltd. (c)	488,000	1,323,244
Henderson Land Development Co. Ltd. (c) (d)	189,800	1,099,601
Hopewell Holdings (c)	75,569	289,293
Hysan Development Co. Ltd. (c)	22,673	61,740
Kerry Properties Ltd. (c) (d)	34,500	161,745
New World Development Ltd. (c)	434,679	954,753
Shun Tak Holdings Ltd. (c)	54,000	72,759
Sino Land Co. (c) (d)	306,000	690,914
Sun Hung Kai Properties Ltd. (c)	248,700	3,020,684

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
		11,267,317

Real Estate Investment Trusts (0.0%)
Link REIT (The) (c)	433,051	1,019,500

Retail (0.0%)
Giordano International Ltd. (c)	238,400	129,004

Semiconductors (0.0%)
ASM Pacific Technology Ltd. (c) (d)	27,300	164,867
Solomon Systech International Ltd. (c) (d)	313,000	57,906

		222,773

Telecommunications (0.1%)
FoxConn International Holdings Ltd. (b) (c) (d)	287,130	860,383
Hutchison TeleCommunications International Ltd. (b) (c)	149,642	359,125
PCCW Ltd. (c)	531,200	318,778

		1,538,286

Textiles (0.0%)
Texwinca Holdings Ltd. (c)	2,000	1,548

Transportation (0.0%)
MTR Corp. (c)	123,214	325,847
Orient Overseas International (c)	34,438	230,440

		556,287

		38,930,677

IRELAND (0.8%)
Airlines (0.0%)
Ryanair Holdings PLC (b) (c)	3,804	54,171

Banks (0.5%)
Allied Irish Banks PLC (c)	153,127	4,410,256
Bank of Ireland (c)	834	18,682
Bank of Ireland (c)	159,160	3,565,315
Depfa Bank PLC (c)	50,959	900,634

		8,894,887

Beverages (0.0%)
C&C Group PLC (c)	68,027	1,009,775

Building Materials (0.2%)
CRH PLC (c)	100,143	3,960,254
Kingspan Group PLC (c)	23,738	599,718

		4,559,972

Casino & Gambling (0.0%)
Paddy Power PLC (c)	10,418	228,399

Consumer Products (0.0%)
Waterford Wedgewood PLC (b) (c)	357	30

Financial Services (0.1%)
Irish Life & Permanent PLC (c)	55,937	1,502,826

Food (0.0%)
GreenCore Group PLC (c)	43,087	234,415
Iaws Group PLC (c)	13,545	324,961
Kerry Group PLC (c)	18,897	486,315
Total Produce PLC (b)	1,209	1,134

		1,046,825

Holding Companies-Diversified (0.0%)
DCC PLC (c)	5,885	186,082

Media (0.0%)
Independent News & Media PLC (c)	30,804	121,753

Pharmaceuticals (0.0%)
Elan Corp. PLC (b) (c)	60,965	751,460

Retail (0.0%)

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Grafton Group PLC (b) (c)	39,192	605,658

		18,961,838

ITALY (3.8%)
Aerospace & Defense (0.1%)
Finmeccanica SpA (c)	50,445	1,435,384

Apparel (0.0%)
Benetton Group SpA (c)	1,257	21,879

Auto Manufacturers (0.1%)
Fiat SpA (b) (c) (d)	102,707	2,242,453

Auto Parts & Equipment (0.0%)
Pirelli & C SpA (c)	741,037	769,508

Banks (1.4%)
Banca Intesa SpA (c) (d)	1,237,906	9,357,001
Banca Intesa SpA (c)	124,495	926,208
Banca Monte dei Paschi di Siena SpA (c) (d)	148,861	967,065
Banca Popolare di Milano SCRL (c)	85,716	1,440,127
Banca Popolare di Verona e Novara SCRL (c) (d)	73,829	2,328,155
Banche Popolari Unite SCPA (c) (d)	69,130	1,966,868
Capitalia SpA (c)	270,485	2,439,298
UniCredito Italiano SpA (c)	1,266,688	11,765,456

		31,190,178

Building Materials (0.0%)
Italcementi SpA (c) (d)	3,015	89,037

Commercial Services (0.1%)
Autostrade SpA (c)	54,531	1,602,614

Electric (0.4%)
Enel SpA (c)	750,575	7,961,114
Terna SpA (c) (d)	279,196	970,331

		8,931,445

Entertainment (0.0%)
Lottomatica SpA (c)	4,175	171,171

Financial Services (0.1%)
Mediobanca SpA (c)	93,812	2,145,948

Gas (0.1%)
Snam Rete Gas SpA (c) (d)	196,021	1,156,733

Healthcare-Products (0.0%)
Luxottica Group SpA (c) (d)	15,095	469,992

Insurance (0.4%)
Alleanza Assicurazioni SpA (c) (d)	91,670	1,213,807
Assicurazioni Generali SpA (c)	165,624	7,152,132
Fondiaria-Sai SpA (c)	7,662	347,600
Mediolanum SpA (c) (d)	41,088	330,586
Unipol SpA (c) (d)	76,827	268,187

		9,312,312

Media (0.1%)
Gruppo Editoriale L’Espresso SpA (c) (d)	7,002	37,416
Mediaset SpA (c)	149,223	1,804,635
Seat Pagine Gialle SpA (c) (d)	293,554	181,525

		2,023,576

Oil & Gas (0.6%)
Eni SpA (c)	441,497	14,228,101
Eni SpA ADR	200	12,894

		14,240,995

Publishing (0.0%)
Mondadori (Arnoldo) Editore SpA (c)	1,017	11,293

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Retail (0.0%)
Autogrill SpA (c)	28,866	532,780
Bulgari SpA (c) (d)	23,800	346,234

		879,014

Telecommunications (0.4%)
TeleCom Italia SpA (c)	1,878,366	5,559,940
TeleCom Italia SpA (c)	940,166	2,360,825
Tiscali SpA (b) (c) (d)	91,354	311,640

		8,232,405

		84,925,937

JAPAN (21.7%)
Advertising (0.0%)
Asatsu-DK, Inc. (c)	200	6,208
Dentsu, Inc. (c) (d)	244	729,614
Hakuhodo DY Holdings, Inc. (c)	1,600	106,766

		842,588

Agriculture (0.2%)
Japan Tobacco, Inc. (c)	810	3,891,208

Airlines (0.0%)
All Nippon Airways Co. Ltd. (c) (d)	75,000	277,342
Japan Airlines Corp. (b) (c) (d)	268,000	567,504

		844,846

Apparel (0.0%)
Asics Corp. (c)	11,000	127,258
Gunze Ltd. (c) (d)	63,000	330,755
Onward Kashiyama Co. Ltd. (c)	30,400	406,380
Wacoal Corp. (c) (d)	4,000	49,637

		914,030

Auto Manufacturers (2.1%)
Hino Motors Ltd. (c) (d)	72,000	373,464
Honda Motor Co. Ltd. (c)	260,800	10,251,247
Nissan Motor Co. Ltd. (c)	357,900	4,477,698
Toyota Motor Corp. (c)	482,600	31,770,839

		46,873,248

Auto Parts & Equipment (0.4%)
Aisin Seiki Co. Ltd. (c)	32,800	1,070,894
Bridgestone Corp. (c)	103,400	2,246,111
Denso Corp. (c)	82,300	3,309,610
JTEKT Corp. (c) (d)	19,700	399,395
NGK Spark Plug Co. Ltd. (c) (d)	40,000	815,205
NOK Corp. (c) (d)	10,500	184,528
Sumitomo Rubber Industries, Inc. (c) (d)	47,400	559,394
Toyoda Gosei Co. Ltd. (c)	3,000	71,539

		8,656,676

Automotive (0.0%)
NHK Spring Co. Ltd. (c) (d)	41,000	431,641

Banks (2.4%)
77 Bank Ltd. (The) (c)	23,300	154,162
Bank of Fukuoka Ltd. (The) (c) (d)	101,600	810,960
Bank of Kyoto Ltd. (c) (d)	20,000	209,353
Bank of Yokohama Ltd. (The) (c)	207,000	1,680,390
Chiba Bank Ltd. (The) (c)	114,300	1,033,983
Gunma Bank Ltd. (The) (c) (d)	30,000	193,975
Hokuhoku Financial Group, Inc. (c)	161,900	617,845
Joyo Bank Ltd. (The) (c)	70,000	418,824
Mitsubishi UFJ Financial Group, Inc. (c)	1,417	17,196,627
Mitsui Trust Holdings, Inc. (c)	99,400	1,093,190

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Mizuho Financial Group, Inc. (c)	1,560	11,289,993
Nishi-Nippon City Bank Ltd. (The) (c)	58,000	245,656
Resona Holdings, Inc. (c) (d)	697	1,940,640
Sapporo Hokuyo Holdings, Inc. (c)	28	282,775
Shinsei Bank Ltd. (c)	306,000	1,687,276
Shizuoka Bank Ltd. (The) (c) (d)	105,000	1,092,567
Sumitomo Mitsui Financial Group, Inc. (c)	1,005	10,272,442
Sumitomo Trust & Banking Co. Ltd.(The) (c)	189,000	2,033,002
Suruga Bank Ltd. (c)	17,000	222,956

		52,476,616

Beverages (0.1%)
Asahi Breweries Ltd. (c)	69,200	1,066,247
Ito En Ltd. (c) (d)	3,200	98,076
Kirin Brewery Co. Ltd. (c)	114,000	1,755,271
Takara Shuzo Co. Ltd. (c) (d)	61,800	400,235

		3,319,829

Brewery (0.0%)
Sapporo Holdings Ltd. (c) (d)	78,000	456,228

Building & Construction (0.0%)
Central Glass Co. Ltd. (c)	5,000	29,783
Okumura Corp. (c) (d)	27,000	141,604
Toda Corp. (c) (d)	44,000	193,585

		364,972

Building Materials (0.3%)
Asahi Glass Co. Ltd. (c) (d)	144,600	1,912,026
Daikin Industries Ltd. (c)	41,600	1,380,587
JS Group Corp. (c)	32,900	753,039
Matsushita Electric Works Ltd. (c)	38,284	424,302
Nippon Sheet Glass Co. Ltd. (c) (d)	124,000	608,262
Sanwa Shutter Corp. (c)	39,000	234,744
Sumitomo Osaka Cement Co. Ltd. (c)	120,400	444,095
Taiheiyo Cement Corp. (c) (d)	118,000	535,680

		6,292,735

Chemicals (0.8%)
Asahi Kasei Corp. (c)	165,200	1,098,970
Daicel Chemical Industries Ltd. (c) (d)	15,000	107,787
Dainippon Ink & Chemicals, Inc. (c) (d)	42,000	167,640
Denki Kagaku Kogyo KK (c)	25,000	104,921
Hitachi Chemical Co. Ltd. (c)	7,900	183,689
JSR Corp. (c) (d)	31,300	747,108
Kaneka Corp. (c)	43,500	391,065
Kansai Paint Co. Ltd. (c)	30,000	261,000
Mitsubishi Chemical Holdings Corp. (c)	155,500	1,052,125
Mitsubishi Gas Chemical Co., Inc. (c)	44,000	469,796
Mitsui Chemicals, Inc. (c)	123,100	998,659
Nippon Kayaku Co. Ltd. (c)	21,000	180,647
Nippon Shokubai Co. Ltd. (c) (d)	16,200	186,561
Nissan Chemical Industries Ltd. (c) (d)	40,000	489,781
Nitto Denko Corp. (c) (d)	32,210	1,585,612
Shin-Etsu Chemical Co. Ltd. (c)	66,200	4,318,437
Showa Denko KK (c) (d)	237,000	900,797
Sumitomo Bakelite Co. Ltd. (c)	26,300	186,299
Sumitomo Chemical Co. Ltd. (c)	219,200	1,698,491

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Tokuyama Corp. (c) (d)	49,000	791,783
Tosoh Corp. (c) (d)	119,000	565,371
Ube Industries Ltd. (c)	204,000	653,886
Zeon Corp. (c) (d)	25,000	284,680

		17,425,105

Commercial Services (0.3%)
Benesse Corp. (c) (d)	5,200	203,253
Dai Nippon Printing Co. Ltd. (c)	113,700	1,788,589
Goodwill Group, Inc. (The) (c) (d)	470	429,702
KK Davinci Advisors (b) (c)	365	427,694
Meitec Corp. (c) (d)	5,400	167,231
Park24 Co. Ltd. (c) (d)	25,800	373,536
Secom Co. Ltd. (c)	38,500	1,907,553
TIS, Inc. (c) (d)	5,600	122,183
Toppan Printing Co. Ltd. (c) (d)	99,000	1,068,492

		6,488,233

Computers (0.2%)
Access Co. Ltd. (b) (c) (d)	51	251,113
CSK Holdings Corp. (c) (d)	14,100	632,421
Fujitsu Ltd. (c)	283,100	2,131,326
NEC Electronics Corp. (b) (c) (d)	5,200	137,306
NET One Systems Co. Ltd. (c) (d)	134	190,351
Obic Co. Ltd. (c)	100	21,171
Oracle Corp. (c) (d)	1,200	52,436
Otsuka Corp (c) (d)	900	84,138
TDK Corp. (c)	23,200	1,951,941

		5,452,203

Cosmetics & Personal Care (0.2%)
Aderans Co. Ltd. (c)	12,500	291,139
Kao Corp. (c)	81,200	2,329,712
Shiseido Co. Ltd. (c) (d)	67,700	1,440,052
Uni-Charm Corp. (c) (d)	6,500	352,161

		4,413,064

Distribution & Wholesale (0.8%)
Canon Marketing Japan, Inc. (c)	2,000	43,588
Hitachi High-Technologies Corp. (c)	3,500	105,891
Itochu Corp. (c)	261,000	2,291,401
Marubeni Corp. (c)	259,000	1,402,473
Mitsubishi Corp. (c)	235,000	4,777,304
Mitsui & Co. Ltd. (c)	273,000	4,371,243
Sojitz Corp. (b) (c) (d)	126,467	449,067
Sumitomo Corp. (c)	188,000	2,926,465
Toyota Tsusho Corp. (c)	26,200	690,411

		17,057,843

Electric (0.9%)
Chubu Electric Power Co., Inc. (c)	113,600	3,617,557
Electric Power Development Co. (c) (d)	32,100	1,441,740
Hokkaido Electric Power Co, Inc. (c)	20,200	509,252
Kansai Electric Power Co., Inc. (The) (c)	139,200	3,907,704
Kyushu Electric Power Co., Inc. (c)	56,900	1,600,654
Tohoku Electric Power Co., Inc. (c)	60,800	1,600,732
Tokyo Electric Power Co., Inc. (The) (c)	212,900	7,263,085

		19,940,724

Electrical Components & Equipment (0.8%)
Casio Computer Co. Ltd. (c) (d)	47,800	991,391
Fujikura Ltd. (c) (d)	48,600	424,791
Furukawa Electric Co. Ltd. (c) (d)	124,300	845,771

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Hitachi Ltd. (c)	525,800	3,538,347
Mitsubishi Electric Corp. (c)	295,600	2,684,910
Sanyo Electric Co. Ltd. (b) (c) (d)	408,200	671,042
Sharp Corp. (c)	173,900	2,971,278
Stanley Electric Co. Ltd. (c)	23,500	487,035
Sumitomo Electric Industries Ltd. (c) (d)	104,300	1,605,858
Toshiba Corp. (c) (d)	513,700	3,288,966
Ushio, Inc. (c) (d)	7,500	155,467

		17,664,856

Electronics (1.0%)
Advantest Corp. (c) (d)	31,000	1,556,981
Alps Electric Co. Ltd. (c) (d)	53,900	569,488
Dainippon Screen Manufacturing Co. Ltd. (c) (d)	45,000	388,796
Fanuc Ltd. (c)	31,700	2,948,661
Hirose Electric Co. Ltd. (c)	3,700	440,370
Hoya Corp. (c)	74,000	2,697,569
Ibiden Co. Ltd. (c)	19,000	947,745
Keyence Corp. (c)	5,280	1,192,143
Kyocera Corp. (c)	28,700	2,649,819
Mabuchi Motor Co. Ltd. (c) (d)	4,100	238,913
Minebea Co. Ltd. (c)	93,000	618,264
Mitsumi Electric Co. Ltd. (c) (d)	26,200	621,360
Murata Manufacturing Co. Ltd. (c)	30,700	2,183,185
NEC Corp. (c)	381,000	1,933,387
NGK Insulators Ltd. (c) (d)	28,000	425,222
Nippon Electric Glass Co. Ltd. (c)	29,000	694,217
Omron Corp. (c)	28,200	762,912
Taiyo Yuden Co. Ltd. (c) (d)	32,000	613,469
Tokyo Seimitsu Co. Ltd. (c) (d)	11,100	470,115
Uniden Corp. (c)	18,000	134,359
Yaskawa Electric Corp. (c) (d)	16,000	185,175
Yokogawa Electric Corp. (c) (d)	44,700	732,132

		23,004,282

Engineering (0.0%)
COMSYS Holdings Corp. (c) (d)	33,227	381,854

Engineering & Construction (0.2%)
Chiyoda Corp. (c)	35,000	736,783
JGC Corp. (c) (d)	46,000	804,551
Kajima Corp. (c) (d)	136,800	635,985
Nishimatsu Construction Co. Ltd. (c) (d)	91,600	322,400
Obayashi Corp. (c)	79,500	485,011
Shimizu Corp. (c)	57,000	308,387
Taisei Corp. (c) (d)	245,000	825,975

		4,119,092

Entertainment (0.2%)
Nintendo Co. Ltd. (c)	17,100	5,067,945
Oriental Land Co. Ltd. (c) (d)	4,000	204,923
Toho Co. Ltd. (c)	11,600	213,526

		5,486,394

Environmental Control (0.0%)
Kurita Water Industries Ltd. (c) (d)	6,800	145,665

Financial Services (0.8%)
Acom Co. Ltd. (c)	10,230	390,023
Aeon Credit Service Co. Ltd. (c)	18,300	350,835
Aiful Corp. (c)	20,117	612,823
Credit Saison Co. Ltd. (c)	34,600	1,248,436
Daiwa Securities Group, Inc. (c)	229,500	2,824,021

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Hitachi Capital Corp. (c)	200	3,986
Itochu Techno-Science Corp. (c)	1,800	91,101
Mitsubishi UFJ Securities Co. (c)	23,000	261,884
Nikko Cordial Corp. (c)	147,500	1,454,935
Nomura Holdings, Inc. (c)	303,800	6,218,852
ORIX Corp. (c)	14,260	4,116,121
Promise Co. Ltd. (c) (d)	11,000	390,958
SFCG Co. Ltd. (c)	10	1,594
Shinko Securities Co. Ltd. (c) (d)	30,700	156,288
Takefuji Corp. (c) (d)	24,600	991,652

		19,113,509

Food (0.2%)
Ajinomoto Co., Inc. (c)	125,000	1,578,922
Katokichi Co. Ltd. (c)	40,253	316,761
Kikkoman Corp. (c) (d)	46,000	582,168
Meiji Dairies Corp. (c)	76,000	582,701
Nichirei Corp. (c)	44,000	241,400
Nippon Meat Packers, Inc. (c)	30,000	337,586
Nisshin Seifun Group, Inc. (c) (d)	28,900	298,149
Nissin Food Products Co. Ltd. (c) (d)	11,300	411,060
Toyo Suisan Kaisha Ltd. (c)	5,400	83,870
Yakult Honsha Co. Ltd. (c) (d)	14,900	426,770

		4,859,387

Food Products (0.0%)
House Foods Corp. (c)	100	1,588
Kita Kyushu Coca-Cola (c)	200	4,463
Meiji Seika Kaisha Ltd. (c)	8,000	37,511
Q.P. Corp. (c)	15,300	130,748
Yamazaki Baking Co. Ltd. (c) (d)	3,100	28,942

		203,252

Forest Products & Paper (0.1%)
Nippon Paper Group, Inc. (c)	180	687,304
OJI Paper Co. Ltd. (c)	131,000	720,701

		1,408,005

Furniture & Furnishings (0.0%)
Kokuyo Co. Ltd. (c) (d)	1,000	13,770

Gas (0.2%)
Osaka Gas Co. Ltd. (c)	358,900	1,397,488
Taiyo Nippon Sanso Corp. (c)	16,000	146,650
Tokyo Gas Co. Ltd. (c)	408,400	2,117,186

		3,661,324

Hand & Machine Tools (0.2%)
Fuji Electric Holdings Co. Ltd. (c)	47,200	223,009
Makita Corp. (c)	9,700	338,835
Nidec Corp. (c) (d)	14,900	1,054,048
OSG Corp. (c) (d)	1,400	23,777
SMC Corp. (c)	8,100	1,159,825
THK Co. Ltd. (c)	28,900	701,230

		3,500,724

Healthcare-Products (0.0%)
Terumo Corp. (c) (d)	27,300	1,100,322

Home Builders (0.2%)
Daiwa House Industry Co. Ltd. (c)	75,000	1,275,314
Haseko Corp. (b) (c) (d)	79,500	307,800
Sekisui Chemical Co. Ltd. (c)	52,000	402,328
Sekisui House Ltd. (c) (d)	108,300	1,526,218

		3,511,660

Home Furnishings (0.7%)
Matsushita Electric Industrial Co. Ltd. (c)	315,502	6,286,424

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Pioneer Corp. (c) (d)	44,300	626,069
Sony Corp. (c)	169,900	7,848,579
Yamaha Corp. (c)	31,600	645,640

		15,406,712

Household Products (0.0%)
TOTO Ltd. (c) (d)	57,200	614,077

Insurance (0.5%)
Millea Holdings, Inc. (c)	115,000	4,134,300
Mitsui Sumitomo Insurance Co. Ltd. (c)	225,600	2,709,482
Sompo Japan Insurance, Inc. (c)	119,800	1,529,099
T&D Holdings, Inc. (c)	35,750	2,417,744

		10,790,625

Internet (0.3%)
eAccess Ltd. (c) (d)	505	317,015
Index Holdings (c) (d)	505	326,267
Matsui Securities Co. Ltd. (c) (d)	36,100	320,729
Rakuten, Inc. (c) (d)	1,611	851,762
SBI E*trade Securities Co. Ltd. (c)	446	646,251
SBI Holdings, Inc. (c) (d)	2,212	860,022
Softbank Corp. (c) (d)	131,500	3,092,088
Trend Micro, Inc. (c) (d)	18,000	493,964
Yahoo! Japan Corp. (c) (d)	2,089	786,759

		7,694,857

Iron & Steel (0.8%)
Daido Steel Co. Ltd. (c) (d)	77,000	480,061
JFE Holdings, Inc. (c)	98,900	5,501,836
Kobe Steel Ltd. (c)	527,000	1,911,381
Nippon Steel Corp. (c)	1,068,000	6,313,220
Nisshin Steel Co. Ltd. (c) (d)	127,900	485,214
Sumitomo Metal Industries Ltd. (c)	637,000	2,708,424
Tokyo Steel Manufacturing Co. Ltd. (c)	6,700	100,354

		17,500,490

Leisure (0.1%)
Namco Bandai Holdings, Inc. (c) (d)	36,749	529,813
Round One Corp. (c)	2	5,416
Sankyo Co. Ltd. (c)	4,800	238,721
Sega Sammy Holdings, Inc. (c)	40,400	1,044,238
Shimano, Inc. (c)	3,800	110,636
Yamaha Motor Co. Ltd. (c)	24,600	764,194

		2,693,018

Machinery-Construction & Mining (0.2%)
Hitachi Construction Machinery Co. Ltd. (c)	25,400	715,264
Komatsu Ltd. (c)	163,000	3,460,742

		4,176,006

Machinery-Diversified (0.2%)
Amada Co. Ltd. (c)	39,000	419,564
Daifuku Co. Ltd. (c)	500	7,186
Ebara Corp. (c) (d)	112,900	475,874
Japan Steel Works Ltd. (The) (c) (d)	89,000	741,170
Kubota Corp. (c)	158,100	1,669,509
Okuma Corp. (c)	12,000	137,763
Sumitomo Heavy Industries Ltd. (c)	82,000	856,662
Toyota Industries Corp. (c) (d)	27,200	1,275,786

		5,583,514

Manufacturing (0.0%)
Komori Corp. (c)	10,000	207,025
Rinnai Corp. (c)	200	5,977

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
		213,002

Media (0.0%)
Fuji Television Network, Inc. (c)	151	341,568

Metal Fabricate & Hardware (0.1%)
NSK Ltd. (c)	66,400	609,620
NTN Corp. (c)	59,600	540,345

		1,149,965

Metals & Mining (0.0%)
Nippon Light Metal Co. Ltd. (c)	2,200	5,781
Sumitomo Titanium Corp. (c) (d)	4,900	534,078

		539,859

Mining (0.2%)
Dowa Mining Co. Ltd. (c)	72,800	623,391
Mitsubishi Materials Corp. (c)	192,000	756,361
Mitsui Mining & Smelting Co. Ltd. (c)	116,100	599,146
Sumitomo Metal Mining Co. Ltd. (c)	109,000	1,430,782
Toho Titanium Co. Ltd. (c) (d)	1,546	76,271

		3,485,951

Miscellaneous Manufacturing (0.6%)
Amano Corp. (c)	22,400	292,004
Arrk Corp. (c)	25,800	374,039
Fuji Photo Film Co. Ltd. (c)	86,600	3,586,922
Ishikawajima-Harima Heavy Industries Co. Ltd. (c) (d)	268,000	1,011,367
Kawasaki Heavy Industries Ltd. (c) (d)	285,200	1,114,972
Konica Minolta Holdings, Inc. (b) (c)	94,900	1,296,842
Mitsubishi Heavy Industries Ltd. (c) (d)	514,200	2,649,931
Nikon Corp. (c) (d)	61,000	1,365,443
Olympus Corp. (c)	46,000	1,473,417

		13,164,937

Multi-Media (0.0%)
Tokyo Broadcasting System, Inc. (c) (d)	4,800	166,547

Office & Business Equipment (0.5%)
Canon, Inc. (c)	173,200	9,141,764
Ricoh Co. Ltd. (c)	101,200	2,216,465
Seiko Epson Corp. (c) (d)	14,800	400,954

		11,759,183

Oil & Gas (0.2%)
Inpex Holdings, Inc. (b) (c)	144	1,181,758
Nippon Mining Holdings, Inc. (c)	158,900	1,149,524
Nippon Oil Corp. (c)	195,400	1,314,319
Showa Shell Sekiyu KK (c)	49,100	537,776
TonenGeneral Sekiyu KK (c) (d)	24,000	244,748

		4,428,125

Packaging & Containers (0.0%)
Toyo Seikan Kaisha Ltd. (c) (d)	19,200	348,499

Pharmaceuticals (1.1%)
Alfresa Holdings Corp. (c)	3,900	244,645
Astellas Pharma, Inc. (c)	95,900	4,092,989
Chugai Pharmaceutical Co. Ltd. (c)	60,100	1,353,761
Daiichi Sankyo Co. Ltd. (c)	126,300	3,524,731
Eisai Co. Ltd. (c)	47,300	2,431,998
Kaken Pharmaceutical Co. Ltd. (c)	40,000	321,347
Kyowa Hakko Kogyo Co. Ltd. (c)	22,000	192,914
Mediceo Paltac Holdings Co. Ltd. (c) (d)	18,200	343,408

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Santen Pharmaceutical Co. Ltd. (c) (d)	6,300	177,849
Shionogi & Co. Ltd. (c) (d)	50,400	896,775
Suzuken Co. Ltd. (c)	5,800	201,728
Taisho Pharmacuetical Co. Ltd. (c) (d)	19,900	351,676
Takeda Pharmaceutical Co. Ltd. (c)	153,900	10,069,243
Tanabe Seiyaku Co. Ltd. (c) (d)	19,000	257,296

		24,460,360

Railroads (0.0%)
Keisei Electric Railway Co. Ltd. (c)	72,000	435,858

Real Estate (0.7%)
Daito Trust Construction Co. Ltd. (c)	11,400	547,569
Japan Prime Realty Investment Corp. (c)	3	11,238
Japan Retail Fund Investment Corp. (c)	88	802,493
Leopalace21 Corp. (c)	24,975	796,186
Mitsubishi Estate Co. Ltd. (c) (d)	185,600	5,328,131
Mitsui Fudosan Co. Ltd. (c)	147,700	3,848,983
Nomura Real Estate Office Fund, Inc. (c)	55	592,728
NTT Urban Development Corp. (c)	60	120,537
Sumitomo Realty & Development Co. Ltd. (c)	68,000	2,371,870
Tokyo Tatemono Co. Ltd. (c)	56,000	684,295
Tokyu Land Corp. (c)	81,000	830,812

		15,934,842

Real Estate Investment Trusts (0.1%)
Japan Real Estate Investment Corp. (c)	92	1,084,725
Nippon Building Fund, Inc. (c)	99	1,469,401

		2,554,126

Retail (0.7%)
Aeon Co. Ltd. (c)	95,000	2,070,057
Aoyama Trading Co. Ltd. (c)	2,100	64,342
Autobacs Seven Co. Ltd. (c)	8,900	325,884
Circle K Sunkus Co. Ltd. (c)	195	3,564
Citizen Watch Co. Ltd. (c) (d)	94,600	777,113
Daimaru, Inc. (c)	18,000	228,939
EDION Corp. (c)	1,500	21,186
FamilyMart Co. Ltd. (c)	16,600	431,642
Fast Retailing Co. Ltd. (c) (d)	6,700	532,662
Isetan Co. Ltd. (c) (d)	43,800	828,555
Lawson, Inc. (c) (d)	14,900	540,299
Marui Co. Ltd. (c) (d)	74,600	922,503
Matsumotokiyoshi Co. Ltd. (c) (d)	6,200	140,407
Mitsukoshi Ltd. (c)	100,300	459,374
Nitori Co. Ltd. (c)	1,700	78,957
Ryohin Keikaku Co. Ltd. (c)	7,400	501,804
Seven & I Holdings Co. Ltd. (c)	129,700	3,905,969
Shimachu Co. Ltd. (c)	4,400	121,467
Shimamura Co. Ltd. (c)	2,200	227,756
Takashimaya Co. Ltd. (c) (d)	64,000	832,057
Tokyo Style Co. (c)	5,000	54,128
UNY Co. Ltd. (c)	20,000	260,628
USS Co. Ltd. (c)	6,520	429,523
Yamada Denki Co. Ltd. (c)	15,900	1,324,192

		15,083,008

Semiconductors (0.3%)
Elpida Memory, Inc. (b) (c) (d)	20,500	893,653
Rohm Co. Ltd. (c) (d)	16,200	1,474,190

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Sanken Electric Co. Ltd. (c) (d)	30,000	305,831
Shinko Electric Industries (c)	4,400	118,084
Sumco Corp. (c) (d)	22,600	818,337
Tokyo Electron Ltd. (c)	29,900	2,126,606

		5,736,701

Shipbuilding (0.0%)
Mitsui Engineering & Shipbuilding Co. Ltd. (c) (d)	183,000	636,130

Software (0.1%)
FUJI SOFT, Inc. (c)	5,600	138,616
Konami Corp. (c)	13,100	345,867
Nomura Research Institute Ltd. (c) (d)	5,400	843,209

		1,327,692

Storage & Warehousing (0.0%)
Mitsubishi Logistics Corp. (c)	29,400	477,323

Telecommunications (0.6%)
Hikari Tsushin, Inc. (c)	3,200	150,598
KDDI Corp. (c)	425	3,013,205
Nippon TeleGraph & Telephone Corp. (c)	803	4,018,221
NTT Data Corp. (c) (d)	160	821,142
NTT DoCoMo, Inc. (c) (d)	2,974	4,525,804
Oki Electric Industry Co. Ltd. (c) (d)	78,500	168,934

		12,697,904

Textiles (0.2%)
Kuraray Co. Ltd. (c) (d)	63,500	767,197
Mitsubishi Rayon Co. Ltd. (c)	124,100	853,115
Nisshinbo Industries, Inc. (c) (d)	23,100	257,387
Teijin Ltd. (c)	175,800	1,002,881
Toray Industries, Inc. (c)	252,300	1,926,812
Toyobo Co. Ltd. (c)	132,000	401,038

		5,208,430

Transportation (0.9%)
Central Japan Railway Co. (c)	284	3,048,119
East Japan Railway Co. (c)	609	4,235,564
Hankyu Hanshin Holdings, Inc. (c) (d)	191,000	1,112,472
Kamigumi Co. Ltd. (c) (d)	14,000	117,786
Kawasaki Kisen Kaisha Ltd. (c) (d)	119,000	1,031,714
Keihin Electric Express Railway Co. Ltd. (c) (d)	37,000	266,104
Keio Corp. (c)	82,400	547,610
Kintetsu Corp. (c) (d)	186,500	550,339
Mitsui OSK Lines Ltd. (c)	208,000	2,168,351
Nippon Express Co. Ltd. (c) (d)	143,500	816,524
Nippon Yusen KK (c) (d)	208,400	1,597,147
Odakyu Electric Railway Co. Ltd. (c) (d)	94,100	631,075
Seino Transportation Co. Ltd. (c) (d)	38,000	354,338
Tobu Railway Co. Ltd. (c)	85,000	402,147
Tokyu Corp. (c) (d)	138,900	935,283
West Japan Railway Co. (c)	303	1,353,384
Yamato Holdings Co. Ltd. (c) (d)	75,000	1,127,186

		20,295,143

Venture Capital (0.0%)
Jafco Co. Ltd. (c) (d)	1,700	93,491

		489,313,828

NETHERLANDS (4.7%)
Aerospace & Defense (0.1%)
European Aeronautic Defense and Space Co. NV (c) (d)	52,925	1,768,924

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Banks (0.4%)
ABN AMRO Holding NV (c)	301,568	9,685,783

Beverages (0.1%)
Heineken NV (c)	42,114	2,135,418

Biotechnology (0.0%)
Qiagen NV (b) (c) (d)	13,672	235,019

Building Materials (0.0%)
James Hardie Industries NV (c) (d)	58,410	435,106

Chemicals (0.2%)
Akzo Nobel NV (c)	51,161	3,223,079
Koninklijke DSM NV (c)	29,808	1,479,966

		4,703,045

Commercial Services (0.0%)
Randstad Holdings NV (c)	4,795	322,293
Vedior NV (c)	35,484	734,986

		1,057,279

Computers (0.0%)
Getronics NV (c) (d)	40,900	377,534

Distribution & Wholesale (0.0%)
Buhrmann NV (c)	6,955	104,431
Hagemeyer NV (b) (c) (d)	127,663	592,819

		697,250

Electronics (0.3%)
Koninklijke Philips Electronics NV (c)	195,473	7,638,938

Energy (0.9%)
Royal Dutch Shell PLC, Class A (c)	518,626	17,585,647

Financial Services (0.1%)
Euronext NV (c)	17,486	2,155,154

Food (0.5%)
Koninklijke Ahold NV (b) (c)	269,957	2,726,618
Royal NumiCo NV (c)	29,549	1,569,132
Unilever NV (c)	287,434	7,672,930

		11,968,680

Insurance (0.9%)
Aegon NV (c)	243,023	4,794,131
ING Groep NV (c)	306,831	13,479,053

		18,273,184

Media (0.2%)
Reed Elsevier NV (c)	131,920	2,315,050
Wolters Kluwer NV (c)	44,874	1,348,662

		3,663,712

Office & Business Equipment (0.0%)
OCE NV (c)	538	9,153

Oil & Gas (0.2%)
FuGro NV (c)	5,615	267,065
Royal Dutch Shell PLC (c)	107,160	3,616,149
SBM Offshore NV (c)	30,655	1,083,455

		4,966,669

Real Estate Investment Trusts (0.1%)
Corio NV (c)	6,452	551,773
RodamCo Europe NV (c)	7,733	1,047,876
Wereldhave NV (c)	1,772	237,459

		1,837,108

Semiconductors (0.1%)
ASML Holding NV (b) (c) (d)	91,129	2,315,354

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Steel (0.2%)
Mittal Steel Co. NV (c) (d)	16,800	794,374
Mittal Steel Co. NV (c)	97,371	4,552,777

		5,347,151

Telecommunications (0.2%)
Royal KPN NV (c)	352,334	5,092,013

Transportation (0.2%)
TNT NV (c)	81,345	3,681,632

		105,629,753

NEW ZEALAND (0.1%)
Airports (0.0%)
Auckland International Airport Ltd. (c) (d)	58,314	92,091

Building Materials (0.0%)
Fletcher Building Ltd. (c)	51,368	408,797

Electric (0.0%)
Contact Energy Ltd. (c)	4,925	29,277

Entertainment (0.0%)
Sky Network Television Ltd. (c)	11,869	50,295

Financial Services (0.0%)
Tower Ltd. (b) (c) (d)	23,893	39,227

Healthcare-Products (0.0%)
Fisher & Paykel Healthcare Corp. (c)	122,813	358,975

Household Products (0.0%)
Fisher & Paykel Appliances Holdings Ltd. (c)	40,549	104,931

Lodging (0.0%)
Sky City Entertainment Group Ltd. (c) (d)	71,747	265,936

Real Estate (0.0%)
Kiwi Income Property Trust (c)	639	691

Retail (0.0%)
Warehouse Group Ltd. (The) (c)	70,932	356,992

Telecommunications (0.1%)
TeleCom Corp. of New Zealand Ltd. (c) (d)	410,391	1,408,203

		3,115,415

NORWAY (0.9%)
Banks (0.1%)
DNB NOR ASA (c)	106,289	1,605,233

Chemicals (0.0%)
Yara International ASA (c)	34,714	929,382

Engineering & Construction (0.0%)
Aker Kvaerner ASA (c)	5,351	608,820

Environmental Control (0.0%)
Tomra Systems ASA (c) (d)	50,188	343,185

Fisheries (0.0%)
Pan Fish ASA (b) (c) (d)	442,650	477,723

Food (0.1%)
Orkla ASA (c)	30,396	1,831,491

Forest Products & Paper (0.0%)
Norske Skogindustrier ASA (c)	17,308	320,562

Insurance (0.0%)
Storebrand ASA (c) (d)	58,722	795,736

Oil & Gas (0.5%)
DET Norske Oljeselskap (b) (c) (d)	260,041	522,692
Norsk Hydro ASA (c)	131,457	4,284,242

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Ocean RIG ASA (b) (c)	4,695	34,162
Petoleum Geo-Services ASA (b) (c) (d)	36,803	865,623
ProSafe ASA (c) (d)	31,660	496,594
SeaDrill Ltd. (b) (c)	52,424	869,554
Statoil ASA (c) (d)	106,264	2,856,038
TGS Nopec Geophysical Co ASA (b) (c)	8,668	177,242

		10,106,147

Printing & Publishing (0.0%)
Schibsted ASA (c)	1,475	61,551

Telecommunications (0.2%)
Tandberg ASA (c) (d)	37,087	622,785
Tandberg Television ASA (b) (c) (d)	31,750	502,679
Telenor ASA (c)	121,454	2,479,422
Telenor ASA ADR	300	18,405

		3,623,291

Transportation (0.0%)
Stolt-Nielsen SA (c)	1,002	29,838

		20,732,959

PORTUGAL (0.3%)
Banks (0.1%)
Banco BPI SA (c) (d)	43,246	353,026
Banco Comercial Portugues SA (c) (d)	438,928	1,628,617

Banco Espirito Santo SA (c) (d)	20,149	386,946

		2,368,589

Building Materials (0.0%)
Cimpor Cimentos de Portugal SA (c) (d)	28,237	230,607
Sonae Industria SGPS SA (b) (c)	12,824	135,729

		366,336

Commercial Services (0.0%)
Brisa-Auto Estradas de Portugal SA (c) (d)	30,194	375,469

Electric (0.1%)
Energias de Portugal SA (c)	371,257	1,858,493

Food Products (0.0%)
Jeronimo Martins SGPS SA (c)	166	4,160

Retail (0.0%)
Sonae SGPS SA (c)	199,384	442,188

Telecommunications (0.1%)
Portugal TeleCom SGPS SA (c) (d)	138,594	1,841,785
PT Multimedia Servicos SA (c)	5,548	74,307

		1,916,092

		7,331,327

SINGAPORE (1.0%)
Airlines (0.0%)
Singapore Airlines Ltd. (c)	71,800	824,046

Banks (0.5%)
DBS Group Holdings Ltd. (c)	210,700	3,025,331
Oversea-Chinese Banking Corp. (c)	475,600	2,453,013
United Overseas Bank Ltd. (c)	215,500	2,659,194

		8,137,538

Brewery (0.0%)
Fraser & Neave Ltd. (c) (d)	70,950	243,908

Distribution & Wholesale (0.0%)
Jardine Cycle & Carriage Ltd. (c)	12,604	116,179

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Diversified (0.0%)
Haw Par Corp. Ltd. (c)	36,226	168,155
Noble Group Ltd. (c) (d)	636	449

		168,604

Engineering & Construction (0.0%)
Sembcorp. Industries Ltd. (c)	138,243	386,522
Singapore Technologies Engineering Ltd. (c)	101,000	220,260

		606,782

Financial Services (0.0%)
Creative Technology Ltd. (c)	4,950	33,888
Singapore Exchange Ltd. (c)	210,900	932,583

		966,471

Healthcare (0.0%)
Parkway Holdings Ltd. (c)	227,850	483,012

Holding Companies-Diversified (0.1%)
Keppel Corp. Ltd. (c)	116,000	1,359,115

Manufacturing (0.0%)
Venture Corporation Ltd. (c)	38,200	350,246

Media (0.0%)
Singapore Press Holdings Ltd. (c)	271,500	834,043

Oil & Gas (0.0%)
Singapore Petroleum Co. Ltd. (c)	400	1,136

Property Trust (0.0%)
CapitaMall Trust (c)	19,000	40,114

Real Estate (0.2%)
Ascendas Real Estate Investment Trust (c)	600	971
Capitacommerical Trust (c)	6,000	10,523
CapitaLand Ltd. (c)	281,897	1,237,722
City Developments Ltd. (c)	109,000	1,000,034
Keppel Land Ltd. (c) (d)	56,300	275,031
UOL Group Ltd. (c)	166,120	554,542
Wing Tai Holdings Ltd. (c)	3,500	5,718

		3,084,541

Semiconductors (0.0%)
Chartered Semiconductor Manufacturing Ltd. (b) (c) (d)	269,000	245,108
STATS ChipPAC Ltd. (b) (c)	123,000	103,943

		349,051

Shipbuilding (0.0%)
Sembcorp. Marine Ltd. (c)	86,000	188,953

Shipping (0.0%)
Neptune Orient Lines Ltd. (c)	800	1,284
Singapore Post Ltd. (c)	332,221	251,618

		252,902

Telecommunications (0.2%)
Singapore Telecommunications Ltd. (c) (d)	1,117,003	2,552,518

Transportation (0.0%)
ComfortDelGro Corp. Ltd. (c)	280,620	333,806
CosCo Corp. Singapore Ltd. (c)	314,066	555,483

		889,289

		21,448,448

SPAIN (4.0%)
Agriculture (0.1%)
Altadis SA (c) (d)	49,240	2,648,245

Airlines (0.0%)
Iberia Lineas Aereas de Espana (c)	79,214	329,187

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Banks (1.7%)
Banco Bilbao Vizcaya Argentaria SA (c)	606,780	15,168,917
Banco Popular Espanol SA (c) (d)	160,889	3,086,490
Banco Santander Central Hispano SA (d)	979,352	18,621,141

		36,876,548

Biotechnology (0.0%)
Zeltia SA (b) (c) (d)	3,698	30,314

Commercial Services (0.1%)
Abertis Infraestructuras SA (c) (d)	36,055	1,036,352
Cintra Concesiones de Infraestructuras de Transporte SA (c) (d)	38,297	629,793

		1,666,145

Computers (0.0%)
Indra Sistemas SA (c) (d)	23,720	581,653

Electric (0.7%)
Endesa SA (c) (d)	129,401	6,512,709
Iberdrola SA (c) (d)	131,257	5,635,488
Union Fenosa SA (c) (d)	21,820	1,090,413

		13,238,610

Electrical Components & Equipment (0.0%)
Gamesa Corp. Tecnologica SA (c)	29,497	808,156

Engineering & Construction (0.3%)
Acciona SA (c)	3,790	781,760
ACS, Actividades de Construccion y Servicios SA (c) (d)	42,836	2,336,710
Fomento de Construcciones y Contratas SA (c) (d)	10,512	1,100,807
Grupo Ferrovial SA (c) (d)	13,045	1,310,155
Sacyr Vallehermoso SA (c) (d)	12,882	783,886

		6,313,318

Food (0.0%)
Ebro Puleva SA (c)	12,781	306,558

Gas (0.0%)
Gas Natural SDG SA (c) (d)	24,030	961,848

Insurance (0.0%)
Corporacion Mapfre SA (c) (d)	89,841	451,623

Iron & Steel (0.0%)
Acerinox SA (c) (d)	39,643	1,085,987

Lodging (0.0%)
NH Hoteles SA (c) (d)	21,318	470,900

Media (0.0%)
Antena 3 Television SA (c) (d)	24,233	535,974
Promotora de Informaciones SA (c)	1,759	32,904
Sogecable SA (b) (c) (d)	4,942	174,163

		743,041

Oil & Gas (0.2%)
Repsol YPF SA (c) (d)	150,454	4,962,203

Real Estate (0.0%)
Fadesa Inmobiliaria SA (c)	4,029	187,731

Retail (0.1%)
Inditex SA (c)	34,728	1,973,657

Telecommunications (0.8%)
Telefonica SA (c) (d)	747,978	16,404,943

Water (0.0%)
Sociedad General de Aguas de Barcelona	3,058	108,707

SA (c)		90,149,374

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
SWEDEN (2.3%)
Agriculture (0.0%)
Swedish Match AB (c)	47,028	834,671

Airlines (0.0%)
SAS AB (b) (c) (d)	16,950	319,512

Appliances (0.0%)
Electroloux AB, Series B (c) (d)	57,307	1,091,800

Auto Manufacturers (0.1%)
Scania AB (c)	20,284	1,458,608

Banks (0.5%)
Nordea Bank AB (c)	301,049	4,720,784
Skandinaviska Enskilda Banken AB (c) (d)	77,779	2,604,497
Svenska Handelsbanken (c) (d)	86,682	2,663,318

		9,988,599

Commercial Services (0.0%)
Securitas AB (c)	55,285	827,588

Cosmetics & Personal Care (0.0%)
Oriflame Cosmetics SA (c)	12,368	503,569

Engineering & Construction (0.1%)
Skanska AB (c)	58,656	1,226,263

Financial Services (0.0%)
D Carnegie AB (c)	7,153	162,785
OMX AB (c)	2,044	40,862

		203,647

Forest Products & Paper (0.1%)
Holmen AB (c) (d)	3,119	136,333
Svenska Cellulosa AB (c)	31,874	1,709,874

		1,846,207

Hand & Machine Tools (0.1%)
Sandvik AB (c)	170,863	2,738,337

Healthcare-Products (0.0%)
Elekta AB (c) (d)	5,188	114,770
Getinge AB (c)	28,352	618,756

		733,526

Home Furnishings (0.0%)
Nobia AB (c)	2,966	118,593

Household Products (0.0%)
Husqvarna AB (b) (c)	46,443	719,891

Industrial (0.0%)
Trelleborg AB, Class B (c) (d)	8,108	198,917

Iron & Steel (0.0%)
Ssab Svenskt Stal AB (c)	14,917	365,171

Machinery-Construction & Mining (0.1%)
Atlas Copco AB (c) (d)	59,574	2,051,644
Atlas Copco AB, Class B (c)	24,160	801,892

		2,853,536

Machinery-Diversified (0.2%)
Volvo AB (c)	12,636	955,171
Volvo AB, Class B (c)	35,373	2,605,802

		3,560,973

Media (0.0%)
Eniro AB (c) (d)	43,866	581,596
Modern Times Group AB (b) (c)	8,062	512,600

		1,094,196

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Metal Fabricate & Hardware (0.1%)
Assa Abloy AB (c)	56,448	1,242,255
SKF AB (c)	78,272	1,556,747

		2,799,002

Metals (0.0%)
Hoganas AB (c)	168	4,547

Mining (0.1%)
Boliden AB (c) (d)	55,002	1,297,451

Miscellaneous Manufacturing (0.0%)
Alfa Laval AB (c)	9,966	471,908

Oil & Gas (0.0%)
Lundin Petroleum AB (b) (c) (d)	26,291	278,743

Paper Products (0.0%)
Billerud (c)	13,413	224,808

Real Estate (0.0%)
Castellum AB (c)	16,255	220,508
Fabege AB (c)	10,145	274,742
Kungsleden AB (b) (c)	14,881	242,406
Wihlborgs Fastigheter AB (c)	4,305	83,893

		821,549

Retail (0.3%)
Axfood AB (c)	66	2,485
Hennes & Mauritz AB (c)	71,090	3,858,962

		3,861,447

Security Services (0.0%)
Securitas Direct AB, B Shares (b)	55,285	172,676
Securitas Systems AB, B Shares (b)	55,285	213,259

		385,935

Software (0.0%)
Telelogic AB (b) (c)	1,000	2,200

Telecommunications (0.6%)
Tele2 AB (c) (d)	54,999	819,785
Telefonaktiebolaget LM Ericsson (c)	2,280,624	9,078,392
TeliaSonera AB (c)	243,187	1,957,705
TeliaSonera AB (c)	1,312	10,577

		11,866,459

		52,697,653

SWITZERLAND (6.9%)
Building Materials (0.2%)
Geberit AG (c)	519	878,365
Holcim Ltd. (c)	36,901	3,669,767

		4,548,132

Chemicals (0.3%)
Ciba Specialty Chemicals AG (c)	15,337	1,027,330
Clariant AG (c)	36,569	629,350
Givaudan (c)	1,294	1,171,813
Lonza Group AG (c)	8,982	852,002
Syngenta AG (c)	17,878	3,309,912

		6,990,407

Commercial Services (0.1%)
Adecco SA (c)	25,651	1,653,153
SGS SA (c)	503	553,805

		2,206,958

Computers (0.0%)
Logitech International SA (b) (c)	23,685	678,335

Engineering & Construction (0.3%)
ABB Ltd. (c) (d)	348,096	6,200,377

Financial Services (1.7%)

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Credit Suisse Group (c)	201,898	14,321,532
UBS AG (c)	340,511	21,411,087

		35,732,619

Food (1.1%)
Nestle SA (c)	69,389	25,503,345

Hand & Machine Tools (0.0%)
Schindler Holding AG (c)	4,913	317,926
Healthcare-Products (0.1%)
Nobel Biocare Holding AG (c)	4,839	1,605,881
Phonak Holding AG (c)	7,957	618,789
Straumann Holding AG (c)	414	104,647
Synthes, Inc. (c)	6,520	822,956

		3,152,273

Insurance (0.5%)
Swiss Reinsurance (c)	60,213	5,032,384
Zurich Financial Services AG (c)	25,596	6,916,057

		11,948,441

Leisure (0.0%)
Kuoni Reisen Holding (c)	174	102,602

Machinery-Diversified (0.0%)
Rieter Holding AG (c)	690	396,616
SIG Holding AG (b) (c)	1,820	605,336

		1,001,952

Miscellaneous Manufacturing (0.0%)
Sulzer AG (c)	614	872,035

Pharmaceuticals (2.2%)
Novartis AG (c)	406,881	23,466,243
Roche Holding AG (c)	120,080	22,623,318
Serono SA (c)	1,042	924,488

		47,014,049

Real Estate (0.0%)
PSP Swiss Property AG (b) (c)	3,481	203,973

Retail (0.3%)
Compagnie Financiere Richemont AG (c)	90,208	5,059,058
Swatch Group AG (c)	3,160	152,230
Swatch Group AG, B Shares (c)	5,213	1,240,964

		6,452,252

Semiconductors (0.0%)
Micronas SemiConductor Holding AG (c) (d)	5,772	126,508
Unaxis Holding AG (b) (c)	1,641	898,801

		1,025,309

Telecommunications (0.1%)
Kudelski SA (c) (d)	6,807	259,104
SwissCom AG (c)	3,882	1,453,982

		1,713,086

Transportation (0.0%)
Kuehne & Nagel International AG (c)	7,590	588,399

		156,252,470

UNITED KINGDOM (22.0%)
Advertising (0.2%)
Aegis Group PLC (c)	136,039	378,585
WPP Group PLC (c)	211,373	3,113,096

		3,491,681

Aerospace & Defense (0.4%)
BAE Systems PLC (c)	532,707	4,390,189
BBA Aviation PLC (c)	28,760	159,906

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Cobham PLC (c)	198,852	809,529
Meggitt PLC (c)	35,502	236,605
Rolls-Royce Group PLC (c)	322,433	2,979,357

		8,575,586

Agriculture (0.7%)
British American Tobacco PLC (c)	253,262	7,709,945
Gallaher Group PLC (c)	121,890	2,707,267
Imperial Tobacco Group PLC (c)	122,068	4,966,295

		15,383,507

Airlines (0.1%)
British Airways PLC (b) (c)	117,239	1,244,811

Apparel (0.1%)
Burberry Group PLC (c)	95,605	1,242,850

Auto Parts & Equipment (0.0%)
GKN PLC (c)	137,333	866,663

Banks (4.3%)
Barclays PLC (c)	1,114,773	16,263,258
HBOS PLC (c)	628,486	13,752,907
HSBC Holdings PLC (c)	1,928,191	35,129,348
Lloyds TSB Group PLC (c)	972,509	11,171,432
Royal Bank of Scotland Group PLC (c)	529,786	21,338,977

		97,655,922

Beverages (0.6%)
Diageo PLC (c)	474,339	9,256,829
SABMiller PLC (c)	139,087	3,163,089
Scottish & Newcastle PLC (c)	125,060	1,337,502

		13,757,420

Building Materials (0.1%)
CRH PLC (c)	35	1,387
Hanson PLC (c)	134,905	2,054,357
Travis Perkins PLC (c)	12,870	505,057

		2,560,801

Chemicals (0.1%)
Imperial Chemical Industries PLC (c)	172,766	1,561,239
Johnson Matthey PLC (c)	46,019	1,344,657

		2,905,896

Commercial Services (0.4%)
AgGreko PLC (c)	12,541	109,412
Bunzl PLC (c)	63,258	796,999
Capita Group PLC (c)	122,457	1,530,509
Davis Service Group PLC (c)	4,004	42,428
De La Rue PLC (c)	13,135	170,227
Experian Group Ltd. (c)	191,236	2,177,379
Group 4 Securicor PLC (c)	116,110	431,961
Hays PLC (c)	296,932	923,697
Intertek Group PLC (c)	11,186	189,121
Michael Page International PLC (c)	29,309	276,236
Rank Group PLC (c)	155,327	696,641
Rentokil Initial PLC (c)	387,098	1,232,962
Serco Group PLC (c)	48,089	392,932

		8,970,504

Computers (0.0%)
LogicaCMG PLC (c)	317,460	1,071,282
LogicaCMG PLC (b)	5,761	19,321

		1,090,603

Distribution & Wholesale (0.2%)
Inchcape PLC (c)	54,460	568,972
Wolseley PLC (c)	121,165	3,166,423

		3,735,395

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
		3,735,395

Electric (0.7%)
International Power PLC (c)	242,155	1,721,302
National Grid PLC (c)	447,869	6,772,691
Scottish & Southern Energy PLC (c)	140,938	4,155,953
Scottish Power PLC (c)	249,907	3,681,733

		16,331,679

Electronics (0.0%)
ElectroComponents PLC (c)	28,711	159,005

Electronics & Electrical Equipment (0.0%)
Premier Farnell PLC (c)	2,460	9,316

Engineering & Construction (0.1%)
Amec PLC (c)	87,259	799,201
Balfour Beatty PLC (c)	42,766	352,017

		1,151,218

Entertainment (0.1%)
EMI Group PLC (c)	172,799	839,653
Ladbrokes PLC (c)	139,168	1,207,129
PartyGaming PLC (c)	55,820	32,535
William Hill PLC (c)	75,616	957,790

		3,037,107

Financial Services (0.5%)
3I Group PLC (c)	91,708	1,908,379
Amvescap PLC (c)	137,824	1,654,687
Cattles PLC (c)	25,486	219,730
Close Brothers Group PLC (c)	9,786	195,468
Collins Stewart PLC (b)	42,592	204,785
ICAP PLC (c)	53,952	518,999
Investec PLC (c)	41,560	511,992
London Stock Exchange Group PLC (c)	37,272	954,091
Man Group PLC (c)	313,649	3,308,043
Provident Financial PLC (c)	26,121	376,570
Schroders PLC (c)	8,972	193,468
Tullett Prebon PLC (c)	20,976	266,277

		10,312,489

Food (1.1%)
Cadbury Schweppes PLC (c)	377,066	4,275,684
J Sainsbury PLC (c)	272,362	2,326,819
Tate & Lyle PLC (c)	95,584	1,104,490
Tesco PLC (c)	1,310,621	10,799,026
Unilever PLC (c)	200,971	5,487,511

		23,993,530

Food Service (0.1%)
Compass Group PLC (c)	328,602	1,963,471

Gas (0.2%)
Centrica PLC (c)	625,981	4,583,214

Healthcare-Products (0.1%)
Smith & Nephew PLC (c)	183,450	2,066,794

Holding Companies-Diversified (0.0%)
Tomkins PLC (c)	191,923	1,033,203

Home Builders (0.2%)
Barratt Developments PLC (c)	53,451	1,245,950
Bellway PLC (c)	10,617	295,105
Berkeley Group Holdings PLC (b) (c)	7,734	228,121
Bovis Homes Group PLC (c)	8,152	166,075
George Wimpey PLC (c)	72,818	775,799
Persimmon PLC (c)	52,840	1,442,888
Taylor Woodrow PLC (c)	132,397	1,063,021

		5,216,959

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value

Household Products (0.2%)
Reckitt Benckiser PLC (c)	97,242	4,694,095

Industrial (0.0%)
FKI PLC (c)	92,064	205,133

Insurance (1.1%)
Aviva PLC (c)	412,607	6,674,596
Friends Provident PLC (c)	315,765	1,350,336
Legal & General Group PLC (c)	1,135,455	3,469,979
Old Mutual PLC (c)	897,563	3,044,428
Prudential PLC (c)	428,492	5,800,357
Resolution PLC (c)	94,784	1,215,898
Royal & Sun Alliance Insurance Group (c)	443,762	1,406,591
Standard Life PLC (b) (c)	384,744	2,222,889

		25,185,074

Iron & Steel (0.1%)
Corus Group PLC (c)	165,022	1,961,101

Leisure (0.1%)
Carnival PLC (c)	29,502	1,609,070
First Choice Holidays PLC (c)	40,011	227,567

		1,836,637

Lodging (0.1%)
InterContinental Hotels Group PLC (c)	74,419	1,864,916

Media (0.6%)
British Sky Broadcasting PLC (c)	203,067	2,191,643
Daily Mail & General Trust (c)	33,500	498,733
EMAP PLC (c)	47,557	751,440
ITV PLC (c)	558,449	1,187,441
Pearson PLC (c)	137,613	2,177,292
Reed Elsevier PLC (c)	235,217	2,692,665
Reuters Group PLC (c)	212,978	1,813,586
Trinity Mirror PLC (c)	22,426	211,098
United Business Media PLC (c)	58,973	820,658
Yell Group PLC (c)	151,575	1,834,356

		14,178,912

Medical Products (0.0%)
SSL International PLC (c)	6,642	47,563

Mining (1.5%)
Anglo American PLC (c)	237,150	11,073,921
BHP Billiton PLC (c)	428,184	8,063,190
Rio Tinto PLC (c)	171,108	9,234,842
Xstrata PLC (c)	96,609	4,538,042

		32,909,995

Miscellaneous Manufacturing (0.2%)
Charter PLC (b) (c)	13,502	226,457
Cookson Group PLC (c)	18,501	217,108
IMI PLC (c)	43,571	444,378
Invensys PLC (b) (c)	126,108	740,264
Smiths Group PLC (c)	107,808	2,264,997

		3,893,204

Oil & Gas (2.6%)
Acergy SA (b) (c) (d)	29,993	586,590
BG Group PLC (c)	597,730	7,896,097
BP PLC (c)	3,305,242	34,955,285
Royal Dutch Shell PLC (c)	457,260	15,362,840

		58,800,812

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Packaging & Containers (0.0%)
Rexam PLC (c)	92,147	976,712

Pharmaceuticals (1.8%)
AstraZeneca PLC (c)	267,454	14,971,852
GlaxoSmithKline PLC (c)	968,061	26,136,429

		41,108,281

Real Estate (0.5%)
British Land Co PLC (c)	96,162	2,978,546
Brixton PLC (c)	19,863	198,273
Great Portland Estates PLC (c)	9,548	132,441
Hammerson PLC (c)	57,127	1,650,439
Land Securities Group PLC (c)	85,286	3,602,488
Liberty International PLC (c)	35,760	894,864
Slough Estates PLC (c)	75,662	1,108,864

		10,565,915

Recycling (0.0%)
Biffa PLC	106,061	681,321

Retail (0.9%)
Boots Group PLC (c)	144,835	2,301,835
Carphone Warehouse Group PLC (c)	26,417	160,990
DSG International PLC (c)	370,874	1,234,222
Enterprise Inns PLC (c)	114,755	1,454,263
HMV Group PLC (c)	126,516	336,527
Home Retail Group	177,468	1,481,689
Kesa Electricals PLC (c)	89,582	599,686
Kingfisher PLC (c)	455,505	2,146,037
Marks & Spencer Group PLC (c)	273,563	3,640,180
MFI Furniture Group PLC (b) (c)	151,283	388,580
Mitchells & Butlers PLC (c)	88,559	1,215,091
Next PLC (c)	45,591	1,753,601
Punch Taverns PLC (c)	34,361	775,763
Signet Group PLC (c)	276,237	650,095
Whitbread PLC (c)	40,627	1,300,057

		19,438,616

Semiconductors (0.0%)
ARM Holdings PLC (c)	218,921	524,463
CSR PLC (b) (c)	40,813	549,260

		1,073,723

Software (0.1%)
Misys PLC (c)	108,928	522,499
Sage Group PLC (c)	258,804	1,375,765

		1,898,264

Telecommunications (1.6%)
BT Group PLC (c)	1,436,420	8,682,299
Cable & Wireless PLC (c)	430,736	1,423,612
Vodafone Group PLC (c)	8,789,232	25,715,617

		35,821,528

Transportation (0.1%)
Arriva PLC (c)	21,199	301,196
FirstGroup PLC (c)	82,019	881,886
National Express Group PLC (c)	12,503	260,371
StageCoach Group PLC (c)	81,682	241,310

		1,684,763

Water (0.2%)
Kelda Group PLC (c)	56,923	1,046,716
Severn Trent PLC (c)	47,663	1,326,121
United Utilities PLC (c)	165,521	2,490,568

		4,863,405

		495,029,594

Total Common Stocks		2,181,873,505

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Exchange Traded Funds (0.0%)
UNITED STATES (0.0%)
iShares MSCI EAFE Index Fund	11,200	831,488

Total Exchange Traded Funds		831,488

Preferred Stocks (0.0%)
GERMANY (0.0%)
Electric (0.0%)
RWE AG (c)	3,910	356,094

Media (0.0%)
ProSiebenSat.1 Media AG (c)	13,637	460,435

Total Preferred Stocks		816,529

Rights (0.0%)
AUSTRIA (0.0%)
Real Estate (0.0%)
Meinl European Land Ltd.	28,522	595

GERMANY (0.0%)
Pharmaceuticals (0.0%)
Merck KGaA	11,124	22,905

Total Rights		23,500

Warrants (0.0%)
JAPAN (0.0%)
Mining (0.0%)
Dowa Mining Bonus Option 01/29/10 (b) (c)	67,800	0

Total Warrants		0

Repurchase Agreements (1.9%)
Nomura Securities, 5.14%, dated 01/31/07, due 02/01/07, repurchase price $42, 448, 605, collateralized by U.S. Government Agency Mortgages with a market value of $ 43,291,396	$42,442,545	42,442,544

Total Repurchase Agreements		42,442,544

Short-Term Securities Held as Collateral for Securities on Loan (14.7%)
Alliance & Leicester PLC Medium Term Note, 5.33%, 02/29/08 (e)	$2,500,000	2,500,000
Bank of America Securities LLC Repurchase Agreement, 5.32%, dated 01/31/07, due 02/01/07, repurchase price $39, 246, 674, collateralized by U.S. Government Agency Mortgages with a market value of $ 40,025,693	39,240,875	39,240,875
Barclays New York Yankee Certificate of Deposit,	12,500,000	12,500,000
5.33%, 02/14/07
CC U.S.A., Inc. Medium Term Note, 5.38%, 02/15/08 (e)	7,997,997	7,997,997
CDC Financial Products, Inc. Master Note, 5.36%, 03/30/07 (e)	25,000,000	25,000,000
Citigroup Global Markets, Inc. Master Note, 5.38%, 02/07/07 (e)	25,000,000	25,000,000
Dorada Finance, Inc. Medium Term Note, 5.37%, 01/25/08 (e)	3,000,000	3,000,000
First Tennessee Bank Medium Term Note, 5.34%, 02/29/08 (e)	14,998,543	14,998,543
Five Finance, Inc. Medium Term Note, 5.38%, 02/15/08 (e)	20,997,370	20,997,370
Genworth Life Insurance Co. Funding Agreement, 5.44%,	9,000,000	9,000,000
09/17/07 (e)
Goldman Sachs Group, Inc. Master Note, 5.39%, 01/31/08 (e)	25,000,000	25,000,000
Islandsbank HF Corp. Medium Term Note, 5.39%, 03/22/07 (e)	5,000,000	5,000,000
MacQuarie Bank Ltd. Medium Term Note, 5.34%, 02/29/08 (e)	19,999,346	19,999,346
MBIA Global Funding LLC Medium Term Note, 5.37%, 02/15/08 (e)	10,000,000	10,000,000
Morgan Stanley Master Note, 5.49%, 02/29/08 (e)	5,000,000	5,000,000

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Northern Rock PLC Medium Term Note, 5.44%, 03/09/07 (e)	3,000,000	3,000,000
Pacific Life Global Funding Medium Term Note, 5.43%, 04/26/07 (e)	10,000,000	10,000,000
Pricoa Global Funding Medium Term Note, 5.37%, 09/22/08 (e)	20,000,000	20,000,000
Sigma Finance, Inc. Medium Term Note, 5.37%, 10/24/07 (e)	4,999,638	4,999,638
Tango Finance Corp. Medium Term Note, 5.39%, 10/15/07 (e)	4,999,272	4,999,272
Unicredito Italiano Bank (IRE) PLC Medium Term Note, 5.33%, 02/29/08 (e)	15,900,000	15,900,000
Wachovia Bank N.A. Bank Note, 5.37%, 10/02/08 (e)	16,000,000	16,000,000
Washington Mutual Bank Domestic Certificate of Deposit, 5.32%, 02/20/07	25,000,000	25,000,000
West Corp. Federal Credit Union Medium Term Note, 5.38%, 09/25/08 (e)	7,000,000	7,000,000

Total Short-Term Securities Held as Collateral for Securities on Loan		332,133,041

Total Investments (Cost $1,873,122,870) (a)—113.4%		2,558,120,607
Liabilities in excess of other assets—(13.4)%		(302,896,778)

NET ASSETS—100.0%		$2,255,223,829

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Fair Valued Security.
(d)	All or part of the security was on loan as of January 31, 2007.
(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate reflected in effect on January 31, 2007. The maturity date represents the actual maturity date.

ADR	American Depository Receipt

At January 31, 2007, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Delivery Date	Currency Received/ (Delivered)	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	02/09/07	(6,871,000)	$(5,354,316)	$(5,332,785)	$21,531
British Sterling Pound	02/09/07	(9,520,000)	(18,458,227)	(18,701,760)	(243,533)
Euro	02/09/07	(21,637,000)	(28,057,987)	(28,208,448)	(150,461)
Japanese Yen	02/09/07	(2,270,600,000)	(19,101,623)	(18,839,890)	261,733
Swedish Krone	02/09/07	(17,395,000)	(2,509,717)	(2,505,015)	4,702
Swiss Franc	02/09/07	(8,038,804)	(6,625,722)	(6,470,501)	155,221

Total Short Contracts			$(80,107,592)	$(80,058,399)	$49,193

Currency	Delivery Date	Currency Received/ (Delivered)	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	02/09/07	7,736,300	$5,991,492	$6,004,370	$12,878
British Sterling Pound	02/09/07	14,584,800	28,099,310	28,651,411	552,101
Euro	02/09/07	35,245,700	45,661,122	45,950,293	289,171
Japanese Yen	02/09/07	3,759,086,000	12,924,199	12,350,442	(573,757)
Swedish Krone	02/09/07	19,603,900	286,907	318,099	31,192
Swiss Franc	02/09/07	12,920,600	10,470,425	10,399,899	(70,526)

Total Long Contracts			$103,433,455	$103,674,514	$241,059

Gartmore International Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

At January 31, 2007, the Fund’s open long futures contracts were as follows:

	Number of Contracts	Long Contracts	Expiration	Market Value Covered by Contract	Unrealized Appreciation/ (Depreciation)
Australia	76	S&P ASX 200 Index	03/16/07	$8,469,290	$292,652
Europe	305	DJ Euro Stoxx 50	03/16/07	16,777,504	214,232
Hong Kong	20	Hang Seng Index	02/28/07	2,581,657	(54,578)
Japan	132	Topix Index	03/09/07	18,871,208	711,129
Sweden	407	OMX Index	02/24/07	6,952,145	43,105
United Kingdom	119	FTSE 100 Index	03/16/07	14,463,559	(67,856)

				$68,115,363	$1,138,684

See notes to statements of investments.

Gartmore Mid Cap Market Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stock (82.9%)
Aerospace & Defense (1.1%)
Alliant Techsystems, Inc. (b) (c)	36,300	$2,940,300
Precision Castparts Corp.	135,659	12,058,729
Sequa Corp., Class A (b) (c)	5,960	750,900

		15,749,929

Airlines (0.4%)
AirTran Holdings, Inc. (b)	85,500	946,485
Alaska Air Group, Inc. (b) (c)	40,700	1,743,995
JetBlue Airways Corp. (b)	167,225	2,287,638

		4,978,118

Amusement & Recreation (0.3%)
Boyd Gaming Corp. (c)	43,300	2,059,781
Callaway Golf Co. (c)	61,100	1,009,372
International Speedway Corp.	33,200	1,734,036

		4,803,189

Auto Parts & Equipment (1.1%)
Advance Auto Parts, Inc.	107,900	4,094,805
ArvinMeritor, Inc. (c)	72,160	1,389,080
Bandag, Inc.	11,500	585,925
BorgWarner Automotive, Inc.	55,420	3,798,487
Gentex Corp. (c)	146,180	2,556,688
Lear Corp.	69,236	2,344,331
Modine Manufacturing Co.	30,100	787,416

		15,556,732

Automotive (0.6%)
Adesa, Inc.	85,700	2,487,014
CarMax, Inc. (b)	104,500	6,001,435

		8,488,449

Banks (3.6%)
Associated Banc Corp.	130,221	4,443,141
Astoria Financial Corp.	82,420	2,438,808
Cathay Bancorp, Inc.	48,100	1,667,146
City National Corp.	42,400	3,049,832
Colonial Bancgroup, Inc.	149,940	3,679,528
Cullen/Frost Bankers, Inc.	59,130	3,165,229
First Niagara Financial Group, Inc. (c)	104,400	1,512,756
FirstMerit Corp. (c)	81,780	1,841,686
Greater Bay Bancorp (c)	55,580	1,552,905
IndyMac Bancorp, Inc.	70,759	2,751,818
Mercantile Bankshare Corp.	122,075	5,750,952
New York Community Bancorp, Inc.	264,714	4,471,019
(c)
SVB Financial Group (b)	37,399	1,744,663
TCF Financial Corp.	112,200	2,847,636
Washington Federal, Inc. (c)	81,712	1,894,901
Webster Financial Corp.	53,000	2,640,460
West America Bancorp	33,620	1,675,957
Wilmington Trust Corp.	65,800	2,758,994

		49,887,431

Gartmore Mid Cap Market Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Beverages (0.2%)
Hansen Natural Corp. (b) (c)	62,800	2,392,052

Biotechnology (1.1%)
Millennium Pharmaceuticals, Inc. (b)	319,403	3,545,373
PDL Biopharma, Inc. (b) (c)	114,765	2,353,830
Pharmaceutical Product Development, Inc.	100,500	3,467,250
Valeant Pharmaceuticals, Intl.	94,800	1,671,324
Vertex Pharmaceuticals, Inc. (b) (c)	116,390	4,114,387

		15,152,164

Broadcasting (0.1%)
Entercom Communications Corp. (c)	32,980	929,707
Westwood One, Inc. (c)	58,780	407,345

		1,337,052

Building & Construction (0.1%)
M.D.C. Holdings, Inc. (c)	32,900	1,917,083

Business Services (2.6%)
Acxiom Corp.	68,184	1,547,777
Catalina Marketing Corp. (c)	40,100	1,144,855
Ceridian Corp. (b)	134,240	4,023,173
CheckFree Corp. (b)	90,387	3,744,733
ChoicePoint, Inc. (b)	87,920	3,384,041
Copart, Inc. (b)	67,300	1,981,312
Corporate Executive Board Co. (The)	41,000	3,719,930
CSG Systems International, Inc. (b)	44,680	1,120,574
Fair Issac Corp.	60,307	2,401,425
Gartner Group, Inc. (b)	52,080	1,138,469
Harte-Hanks, Inc.	51,240	1,389,116
Kelly Services, Inc. (c)	18,775	582,213
Korn/Ferry International (b) (c)	40,300	962,364
Manpower, Inc.	88,460	6,451,388
MPS Group, Inc. (b)	98,040	1,468,639
Navigant Consulting, Inc. (b)	49,200	1,022,376

		36,082,385

Chemicals (2.6%)
Airgas, Inc.	74,400	3,096,528
Albemarle Corp.	38,800	3,025,624
Cabot Corp.	65,200	2,917,048
Chemtura Corp.	232,200	2,674,944
Cytec Industries, Inc.	40,900	2,381,198
Ferro Corp. (c)	48,000	1,022,880
FMC Corp.	40,160	3,126,456
Lubrizol Corp.	65,680	3,383,834
Lyondell Chemical Co.	210,960	6,670,555
Minerals Technologies, Inc.	22,040	1,279,863
Olin Corp.	76,360	1,285,902
RPM, Inc. (c)	112,200	2,606,406
Valspar Corp. (c)	100,500	2,832,090

		36,303,328

Communication Equipment (1.6%)
Adtran, Inc. (c)	68,159	1,510,403
Cincinnati Bell, Inc. (b) (c)	233,600	1,135,296
CommScope, Inc. (b) (c)	57,620	1,861,702
Harris Corp.	134,039	6,811,863
Plantronics, Inc.	50,200	988,940
Polycom, Inc. (b)	86,802	2,918,283
Powerwave Technologies, Inc. (b)	114,701	669,854
Telephone & Data Systems, Inc.	60,100	3,362,595
Telephone & Data Systems, Inc.,	41,100	2,094,045

Gartmore Mid Cap Market Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Special Shares
Utstarcom, Inc. (b)	98,800	872,404

		22,225,385

Computer Hardware (0.4%)
National Instruments Corp. (c)	52,630	1,516,270
Western Digital Corp. (b)	216,800	4,249,280

		5,765,550

Computer Software & Services (4.0%)
3COM Corp. (b)	410,705	1,601,750
Activision, Inc. (b)	255,721	4,354,929
Advent Software, Inc. (b)	18,269	653,117
Avocent Corp. (b)	53,606	1,851,551
Cadence Design Systems, Inc. (b)	281,191	5,314,509
CDW Corp.	62,057	3,982,198
DST Systems, Inc. (b)	60,560	4,268,269
F5 Networks, Inc. (b)	41,712	2,979,905
Gamestop Corp. (b)	73,500	3,927,105
Henry (Jack) & Associates, Inc. (c)	76,600	1,634,644
Ingram Micro, Inc. (b)	133,100	2,596,781
Macrovision Corp. (b) (c)	56,220	1,390,321
McAfee, Inc. (b)	160,800	4,705,007
Mentor Graphics Corp. (b) (c)	76,700	1,426,620
Palm, Inc. (b)	102,000	1,410,660
Parametric Technology Corp. (b)	121,860	2,415,265
SRA International, Inc., Class A (b) (c)	38,200	966,460
Sybase, Inc. (b)	85,300	2,208,417
Synopsys, Inc. (b)	143,981	3,829,895
Transaction Systems Architects, Inc. (b)	35,500	1,283,325
(c)
ValueClick, Inc. (b) (c)	103,950	2,652,804
Wind River Systems, Inc. (b)	79,400	787,648

		56,241,180

Construction (1.9%)
Beazer Homes USA, Inc. (c)	41,057	1,786,390
Dycom Industries, Inc. (b) (c)	36,900	835,047
Florida Rock Industries, Inc. (c)	48,000	2,373,600
Granite Construction, Inc. (c)	35,660	1,909,950
Hovnanian Enterprises, Inc. (b)	36,020	1,199,106
Jacobs Engineering Group, Inc. (b)	58,880	5,331,584
Martin Marietta Materials, Inc.	46,794	5,400,963
Ryland Group, Inc. (The) (c)	45,367	2,548,718
Thor Industries, Inc. (c)	35,400	1,496,004
Toll Brothers, Inc. (b)	123,318	4,171,848

		27,053,210

Consumer & Commercial Services (2.2%)
Alliance Data Systems Corp. (b)	67,900	4,612,447
Avis Budget Group, Inc. (b)	98,000	2,495,080
Career Education Corp. (b) (c)	98,249	2,816,799
Corinthian Colleges, Inc. (b) (c)	88,080	1,150,325
Deluxe Corp. (c)	51,973	1,555,032
DeVry, Inc. (c)	55,800	1,571,328
Dun & Bradstreet Corp. (b)	64,093	5,447,905
MoneyGram International, Inc.	86,500	2,594,135
Quanta Services, Inc. (b)	114,700	2,359,379
Rent-A-Center, Inc. (b) (c)	71,247	2,098,937
Rollins, Inc. (c)	27,865	608,014
Sotheby’s Holdings, Inc. (c)	57,600	2,135,808
United Rentals, Inc. (b) (c)	67,700	1,743,275

		31,188,464

Gartmore Mid Cap Market Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Consumer Products (1.6%)
Alberto-Culver Co.	80,460	1,840,120
Blyth Industries, Inc. (c)	21,740	451,975
Church & Dwight, Inc. (c)	64,800	2,936,088
Energizer Holdings, Inc. (b)	58,878	5,018,172
Furniture Brands International, Inc.	52,938	882,476
Lancaster Colony Corp. (c)	23,200	1,014,768
Mohawk Industries Co. (b) (c)	51,940	4,280,895
Scotts Miracle-Gro Co. (The)	47,920	2,567,074
Timberland Co., Class A (b) (c)	51,100	1,541,687
Tupperware Corp.	56,433	1,316,582

		21,849,837

Containers & Packaging (0.4%)
Packaging Corp. of America	75,760	1,730,358
Sonoco Products Co.	95,500	3,676,750

		5,407,108

Data Processing (0.2%)
Global Payments, Inc.	74,070	2,796,883

Education (0.5%)
ITT Educational Services, Inc. (b)	34,740	2,695,824
Laureate Education, Inc. (b)	49,580	2,991,657
Strayer Education, Inc. (c)	14,940	1,699,724

		7,387,205

Electronics (4.2%)
Amphenol Corp., Class A	89,520	6,062,294
Arrow Electronics, Inc. (b)	118,533	4,178,288
Atmel Corp. (b)	440,300	2,632,994
Avnet, Inc. (b)	132,578	4,116,547
Cree, Inc. (b) (c)	77,425	1,190,797
Cypress Semiconductor Corp. (b) (c)	135,569	2,501,248
DRS Technologies (c)	42,400	2,348,960
Hubbell, Inc.	58,100	2,800,420
Imation Corp. (c)	35,933	1,563,445
Integrated Device Technology, Inc. (b)	198,087	2,997,056
International Rectifier Corp. (b)	71,800	2,996,214
Intersil Corp.	144,802	3,411,535
Kemet Corp. (b)	78,460	591,588
Lam Research Corp. (b)	142,065	6,507,997
Lattice Semiconductor Corp. (b) (c)	105,160	616,238
Micrel, Inc. (b)	62,400	630,864
Mine Safety Appliances Co.	27,200	1,043,120
Newport Corp. (b) (c)	43,060	859,478
Plexus Corp. (b)	44,500	747,600
RF Micro Devices, Inc. (b)	201,625	1,556,545
SPX Corp.	60,120	4,219,823
Thomas & Betts Corp. (b)	51,948	2,487,790
TriQuint Semiconductor, Inc. (b) (c)	125,905	591,754
Vishay Intertechnology, Inc. (b)	178,230	2,341,942

		58,994,537

Financial Services (2.8%)
AmeriCredit Corp. (b)	117,220	3,181,351
Bank of Hawaii Corp.	48,500	2,538,975
BISYS Group, Inc. (The) (b)	114,400	1,460,888
Eaton Vance Corp.	124,400	4,266,920
Edwards (A.G.), Inc.	77,600	5,137,896
Investors Financial Services Corp. (c)	63,326	2,961,757
Jefferies Group, Inc. (c)	99,000	2,916,540
Nuveen Investments, Inc.	82,350	4,076,325
PMI Group, Inc.	89,487	4,279,268
Raymond James Financial, Inc.	86,380	2,757,250

Gartmore Mid Cap Market Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
SEI Investments Co.	60,940	3,798,390
Waddell & Reed Financial, Inc.	89,800	2,305,166

		39,680,726

Food & Beverage (1.1%)
Hormel Foods Corp.	75,620	2,865,998
J.M. Smucker Co.	60,071	2,852,772
OSI Restaurant Partners, Inc.	71,300	2,815,637
PepsiAmericas, Inc.	55,000	1,212,750
Sensient Technologies Corp. (c)	51,680	1,275,462
Smithfield Foods, Inc. (b)	99,300	2,607,618
Tootsie Roll Industries, Inc.	24,244	769,020
Universal Corp.	27,240	1,316,509

		15,715,766

Gaming & Leisure (0.1%)
Scientific Games Corp. (b)	66,900	2,076,576

Healthcare (4.9%)
Apria Healthcare Group, Inc. (b) (c)	45,600	1,266,312
Beckman Coulter, Inc.	63,960	4,126,699
Cephalon, Inc. (b)	61,715	4,468,783
Community Health Systems, Inc. (b)	98,077	3,506,253
Covance, Inc. (b)	65,180	4,018,347
Cytyc Corp. (b)	110,340	3,191,033
Dentsply International, Inc.	158,172	4,878,024
Edwards Lifesciences Corp. (b)	60,600	3,100,296
Health Net, Inc. (b)	116,152	5,657,764
Henry Schein, Inc. (b)	85,774	4,354,746
LifePoint Hospitals, Inc. (b)	59,356	2,016,917
Lincare Holdings, Inc. (b)	95,433	3,755,289
Omnicare, Inc.	121,500	4,883,085
Par Pharmaceutical Cos., Inc. (b) (c)	36,675	967,487
Perrigo Co.	77,800	1,344,384
Sepracor, Inc. (b) (c)	109,532	6,249,895
Steris Corp. (c)	69,780	1,803,115
Triad Hospitals, Inc. (b)	85,205	3,621,213
Universal Health Services, Inc.	59,255	3,432,642
Ventana Medical Systems, Inc. (b)	34,470	1,451,187

		68,093,471

Insurance (4.5%)
American Financial Group, Inc.	66,000	2,331,120
Arthur J. Gallagher & Co.	99,200	2,844,064
Brown & Brown, Inc.	111,020	3,144,086
Everest Re Group Ltd.	65,500	6,130,801
Fidelity National Title Group, Inc.,	214,953	5,102,984
Class A
First American Financial Corp.	98,453	4,172,438
Hanover Insurance Group, Inc.	50,700	2,436,135
HCC Insurance Holdings, Inc.	107,490	3,353,688
Horace Mann Educators Corp. (c)	42,400	840,792
Leucadia National Corp.	161,860	4,428,490
Mercury General Corp.	33,100	1,726,496
Ohio Casualty Corp. (c)	64,900	1,917,146
Old Republic International Corp.	230,287	5,135,400
Protective Life Corp.	67,200	3,288,096
Radian Group, Inc.	83,633	5,036,379
Stancorp Financial Group, Inc.	51,800	2,478,630
Unitrin, Inc.	42,200	2,161,062
W.R. Berkley Corp.	168,566	5,577,849

		62,105,656

Machinery (0.8%)
AGCO Corp. (b)	92,500	3,142,225

Gartmore Mid Cap Market Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Graco, Inc.	65,270	2,661,058
Lincoln Electric Holdings, Inc.	44,300	2,692,111
Zebra Technologies Corp., Class A (b)	67,842	2,352,082

		10,847,476

Manufacturing (3.4%)
Ametek, Inc.	101,850	3,530,120
Brink’s Co. (The)	49,280	3,062,752
Carlisle Cos., Inc.	29,340	2,389,450
Crane Co.	48,466	1,881,935
Diebold, Inc.	68,733	3,185,775
Donaldson Co., Inc.	67,880	2,390,734
Federal Signal Corp. (c)	42,900	704,418
Flowserve Corp. (b)	57,020	3,026,051
Harsco Corp.	40,500	3,478,140
Hillenbrand Industry, Inc.	60,400	3,443,404
Nordson Corp. (c)	31,600	1,634,352
Oshkosh Truck Corp.	73,000	3,854,399
Pentair, Inc.	102,560	3,195,770
Roper Industries, Inc.	86,550	4,493,675
Teleflex, Inc.	40,120	2,679,214
Trinity Industries, Inc. (c)	76,850	2,939,513
Varian, Inc. (b)	28,860	1,544,299

		47,434,001

Medical Products (0.6%)
Advanced Medical Optics, Inc. (b)	61,003	2,241,860
Affymetrix, Inc. (b) (c)	68,210	1,702,522
Gen-Probe, Inc. (b)	50,000	2,586,000
Techne Corp. (b) (c)	37,135	2,155,315

		8,685,697

Medical Products & Services (1.2%)
Intuitive Surgical, Inc. (b) (c)	37,277	3,668,430
ResMed, Inc. (b) (c)	77,400	4,069,692
Varian Medical Systems, Inc. (b)	131,861	6,082,747
VCA Antech, Inc. (b)	80,627	2,710,680

		16,531,549

Medical Services (0.8%)
Charles River Laboratories International,	70,582	3,176,190
Inc. (b)
Invitrogen Corp. (b) (c)	48,948	2,997,086
Martek Biosciences Corp. (b)	32,800	764,568
Medicis Pharmaceutical Corp.	57,100	2,165,803
Psychiatric Solutions, Inc. (b)	54,400	2,118,336

		11,221,983

Metals (0.8%)
Commercial Metals Co.	118,400	3,209,824
Kennametal, Inc.	41,100	2,539,980
MSC Industrial Direct Co., Class A	53,800	2,323,622
Timken Co. (The)	91,000	2,603,510

		10,676,936

Mining (0.7%)
Arch Coal, Inc.	142,394	4,231,950
Joy Global, Inc.	120,672	5,607,628

		9,839,578

Office Equipment & Supplies (0.3%)
Herman Miller, Inc.	63,900	2,402,640
HNI Corp. (c)	48,870	2,372,150

		4,774,790

Oil & Gas (5.7%)
Cameron International Corp. (b)	114,518	6,012,195

Gartmore Mid Cap Market Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Cimarex Energy Co. (c)	91,530	3,430,544
Denbury Resources, Inc. (b)	115,600	3,202,120
Encore Acquisition Co. (b)	58,410	1,515,740
FMC Technologies, Inc. (b)	68,562	4,246,045
Forest Oil Corp. (b) (c)	54,700	1,746,024
Grant Prideco, Inc. (b)	130,685	5,120,238
Hanover Compressor Co. (b)	99,139	1,918,340
Helmerich & Payne, Inc.	102,600	2,752,758
Newfield Exploration Co. (b)	130,884	5,603,144
Noble Energy, Inc.	176,867	9,446,467
Patterson-UTI Energy, Inc.	170,240	4,111,296
Pioneer Natural Resources Co.	127,948	5,245,868
Plains Exploration & Production Co.	76,601	3,695,232
(b)
Pogo Producing Co. (c)	61,006	3,022,847
Pride International, Inc. (b)	161,228	4,644,979
Quicksilver Resources, Inc. (b) (c)	58,161	2,306,665
Southwestern Energy Co. (b)	168,351	6,474,779
Tidewater, Inc.	61,277	3,160,055

		77,655,336

Paper & Forest Products (0.8%)
Bowater, Inc.	59,986	1,641,817
Glatfelter Co. (c)	38,400	621,696
Longview Fibre Co. (c)	70,967	1,488,888
Louisiana-Pacific Corp.	110,160	2,523,766
Potlatch Corp. (c)	40,756	1,924,091
Rayonier, Inc.	79,480	3,433,535

		11,633,793

Publishing & Printing (1.0%)
American Greetings Corp., Class A	61,114	1,467,958
Belo Corp., Class A (c)	83,120	1,556,006
John Wiley & Sons, Inc.	45,900	1,705,644
Lee Enterprises, Inc. (c)	41,380	1,375,057
Media General, Inc. (c)	21,700	868,217
Reader’s Digest Association (c)	88,000	1,486,320
Scholastic Corp. (b)	29,255	1,034,164
Valassis Communications, Inc. (b)	43,800	673,206
Washington Post Co.	5,718	4,361,120

		14,527,692

Real Estate Investment Trusts (3.7%)
AMB Property Corp.	88,467	5,383,217
Developers Diversified Realty Corp.	109,910	7,377,159
Highwood Properties, Inc.	57,660	2,519,742
Hospitality Properties Trust	86,620	4,227,056
Liberty Property Trust	87,396	4,521,869
Macerich Co. (The)	71,900	6,868,607
Mack-Cali Realty Corp.	63,900	3,555,396
New Plan Excel Realty Trust (c)	103,660	3,018,579
Regency Centers Corp.	69,000	6,009,900
United Dominion Realty Trust, Inc. (c)	137,815	4,518,954
Weingarten Realty Investors	76,000	3,762,760

		51,763,239

Restaurants (0.9%)
Applebee’s International, Inc.	72,634	1,833,282
Bob Evans Farms, Inc. (c)	37,829	1,285,051
Brinker International, Inc.	128,820	4,064,271
CBRL Group, Inc.	27,944	1,310,294
Cheesecake Factory, Inc. (The) (b)	82,750	2,286,383
Ruby Tuesday, Inc.	55,800	1,596,438

		12,375,719

Gartmore Mid Cap Market Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Retail (6.2%)
99 Cents Only Stores (b) (c)	44,033	653,890
Abercrombie & Fitch Co.	88,498	7,039,130
Aeropostale, Inc. (b)	54,373	1,954,166
American Eagle Outfitters Ltd.	200,461	6,490,927
Ann Taylor Stores Corp. (b)	73,669	2,541,581
Barnes & Noble, Inc.	53,873	2,097,276
BJ’s Wholesale Club, Inc. (b)	68,157	2,081,515
Borders Group, Inc.	63,294	1,327,908
Charming Shoppes (b) (c)	127,800	1,676,736
Chico’s FAS, Inc. (b) (c)	172,343	3,598,522
Claire’s Stores, Inc.	98,660	3,393,904
Coldwater Creek, Inc. (b)	61,500	1,146,975
DICK’S Sporting Goods, Inc. (b)	38,880	2,001,931
Dollar Tree Stores, Inc. (b)	105,228	3,310,473
Fastenal Co. (c)	125,454	4,676,925
Foot Locker, Inc.	152,400	3,419,856
Hanesbrands Inc. (b)	99,282	2,539,634
O’Reilly Automotive, Inc. (b) (c)	109,846	3,834,724
Pacific Sunwear of California, Inc. (b) (c)	74,200	1,454,320
Payless ShoeSource, Inc. (b)	68,695	2,332,195
PETsMART, Inc.	136,076	4,155,761
Polo Ralph Lauren Corp.	60,700	4,980,435
Regis Corp.	46,920	1,960,787
Ross Stores, Inc.	145,354	4,708,016
Ruddick Corp.	31,500	875,700
Saks, Inc.	142,300	2,669,548
Tech Data Corp. (b)	57,843	2,148,289
Urban Outfitters, Inc. (b)	111,416	2,718,550
Williams Sonoma, Inc.	111,940	3,917,900

		85,707,574

Semiconductors (1.5%)
Fairchild Semiconductor International,	117,920	2,100,155
Inc. (b)
MEMC Electronic Materials, Inc. (b)	168,500	8,829,400
Microchip Technology, Inc.	215,164	7,479,101
Semtech Corp. (b)	74,230	1,016,951
Silicon Laboratories, Inc. (b)	58,140	1,866,875

		21,292,482

Shipping/Transportation (1.5%)
Alexander & Baldwin, Inc. (c)	41,401	2,046,865
C.H. Robinson Worldwide, Inc.	173,622	9,236,691
GATX Corp. (c)	52,500	2,394,000
Overseas Shipholding Group, Inc. (c)	28,300	1,758,279
Swift Transportation Co., Inc. (b)	54,960	1,677,379
Werner Enterprises, Inc.	54,748	1,040,759
YRC Worldwide, Inc. (b)	59,162	2,623,835

		20,777,808

Steel (0.6%)
Reliance Steel & Aluminum Co.	66,800	2,781,552
Steel Dynamics, Inc.	94,200	3,693,582
Worthington Industries, Inc.	68,387	1,311,663

		7,786,797

Telecommunications (0.1%)
Andrew Corp. (b) (c)	163,800	1,739,556

Transportation (1.0%)
Con-Way, Inc.	49,140	2,444,224
Expeditors International of Washington, Inc.	214,360	9,151,028

Gartmore Mid Cap Market Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
J.B. Hunt Transport Services, Inc.	111,000	2,789,430

		14,384,682

Utilities (6.5%)
AGL Resources, Inc.	77,740	3,055,182
Alliant Energy Corp.	119,200	4,332,920
Aqua America, Inc. (c)	125,727	2,792,389
Aquila, Inc. (b)	353,137	1,599,711
Black Hills Corp.	35,300	1,308,571
DPL, Inc. (c)	119,057	3,414,555
Duquesne Light Holdings, Inc. (c)	84,320	1,687,243
Energy East Corp.	142,375	3,419,848
Equitable Resources, Inc.	121,246	5,243,889
Great Plains Energy, Inc.	84,500	2,647,385
Hawaiian Electric Industries, Inc. (c)	76,600	2,052,114
Idacorp, Inc.	46,300	1,710,785
MDU Resources Group, Inc.	174,825	4,519,226
National Fuel Gas Co. (c)	82,300	3,348,787
Northeast Utilities	151,603	4,191,823
NSTAR (c)	102,920	3,437,528
Oklahoma Gas & Electric Co. (c)	94,600	3,662,912
Oneok, Inc.	106,626	4,575,322
Pepco Holdings, Inc.	191,994	4,911,207
PNM, Inc.	72,750	2,217,420
Puget Energy, Inc.	116,800	2,868,608
Scana Corp.	112,879	4,596,433
Sierra Pacific Resources (b)	212,620	3,618,792
Vectren Corp. (c)	71,460	2,009,455
Westar Energy, Inc.	81,850	2,173,936
WGL Holdings, Inc. (c)	53,000	1,676,390
Wisconsin Energy Corp.	117,100	5,452,175
WPS Resources Corp. (c)	45,100	2,392,555

		88,917,161

Waste Disposal (0.6%)
Republic Services, Inc.	118,282	5,115,697
Stericycle, Inc. (b)	44,890	3,456,530

		8,572,227

Total Common Stock		1,156,375,542

Repurchase Agreements (16.8%)
Nomura Securities, 5.14%, dated 01/31/07, due
02/01/07, repurchase price $233,905,626, collateralized by U.S. Government Agency
Mortgages with a market value of $ 238,549,679	233,872,234	233,872,234

Total Repurchase Agreements		233,872,234

Short-Term Securities Held as Collateral for Securities on Loan (14.6%)
Protective Life Insurance Co. Funding Agreement, 5.48%, 02/29/08	20,000,000	20,000,000
Citigroup Global Markets, Inc. Master Note, 5.38%, 02/07/07	12,000,000	12,000,000
Citigroup Global Markets, Inc. Master Note, 5.38%, 02/07/07	3,000,000	3,000,000
Pacific Life Global Funding Medium Term Note, 5.43%, 01/30/09	10,000,000	10,000,000
Bank of America Corp. Master Note, 5.38%, 02/07/07	7,500,000	7,500,000
GE Life and Annuity Funding Agreement, 5.42%, 02/29/08	6,300,000	6,300,000
Islandsbanki HF Corp. Medium Term Note, 5.39%, 03/22/07	4,000,000	4,000,000
Tango Finance Corp. Medium Term Note, 5.39%, 10/15/07	11,998,253	11,998,253
Citigroup Global Markets, Inc. Master Note, 5.38%, 02/07/07	10,000,000	10,000,000

Gartmore Mid Cap Market Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Alliance and Leicester PLC Medium Term Note, 5.33%, 02/29/08	5,000,000	5,000,000
American Express Credit Corp. Medium Term Note, 5.32%, 06/12/07	5,000,000	5,000,000
American Express Credit Corp. Medium Term Note, 5.32%, 06/12/07	1,000,000	1,000,000
Dorada Finance, Inc. Medium Term Note, 5.37%, 01/25/08	2,500,000	2,500,000
CC USA, Inc. Medium Term Note, 5.38%, 02/15/08	7,997,996	7,997,996
MBIA Global Funding LLC Medium Term Note, 5.37%, 02/15/08	5,000,000	5,000,000
MBIA Global Funding LLC Medium Term Note, 5.37%, 02/15/08	2,000,000	2,000,000
Morgan Stanley Master Note, 5.49%, 02/29/08	5,000,000	5,000,000
West Corp Fed Credit Union Medium Term Note, 5.38%, 09/25/08	1,000,000	1,000,000
Wachovia Bank Bank Note, 5.37%, 10/02/08	12,000,000	12,000,000
Barclays New York Yankee Certificate of Deposit, 5.33%, 02/14/07	12,500,000	12,500,000
Washington Mutual Bank Domestic Certificate of Deposit, 5.32%, 02/20/07	10,000,000	10,000,000
CDC Financial Prod, Inc. Master Note, 5.36%, 03/30/07	25,000,000	25,000,000
Dexia Bank Paris Time Deposit, 5.34%, 06/01/07	12,500,000	12,500,000
Bank of Ireland Medium Term Note, 5.38%, 12/29/08	9,999,050	9,999,050
Banc of America Securities LLC Repurchase Agreement, 5.32%, dated 01/31/07, due 02/01/07, repurchase price $3,395,372, collateralized by U.S. Government Agency Mortgages with a market value of $ 3,462,767	3,394,870	3,394,870
Total Short-Term Securities Held as Collateral For Securities on Loan		204,690,169

Total Investments (Cost $1,375,024,184) (a) - 114.3%		1,594,937,945
Liabilities in excess of other assets - (14.3)%		(200,055,745)

NET ASSETS - 100.0%		$1,394,882,200

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of the security was on loan as of January 31, 2007

At January 31, 2007, the Fund’s open long futures contracts were as follows:

Number of Contracts	Long Contracts*	Expiration	Market Value Covered By Contracts	Unrealized Appreciation (Depreciation)
568	S&P 400	03/16/07	$237,679,600	$3,725,735

*	Cash pledged as collateral.

See notes to statements of investments.

Gartmore S&P 500 Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (95.9%)
Advertising Services (0.0%)
Interpublic Group of Cos., Inc. (The) (b) (c)	102,178	$1,344,662

Aerospace & Defense (2.0%)
Boeing Co. (The)	219,671	19,673,736
General Dynamics Corp.	110,162	8,609,160
Goodrich Corp.	34,051	1,669,180
Lockheed Martin Corp.	99,922	9,711,419
Northrop Grumman Corp.	95,976	6,808,537
Raytheon Co.	122,587	6,362,265
Rockwell Collins, Inc.	46,841	3,195,025
United Technologies Corp.	276,356	18,797,735

		74,827,057

Agriculture (0.2%)
Monsanto Co.	141,980	7,821,678

Airlines (0.3%)
FedEx Corp.	80,902	8,931,580
Southwest Airlines Co.	214,776	3,243,118

		12,174,698

Alcoholic Beverages (0.4%)
Anheuser-Busch Cos., Inc.	210,034	10,705,433
Brown-Forman Corp., Class B	25,771	1,690,320
Constellation Brands, Inc. (b)	51,200	1,266,688
Molson Coors Brewing Co. (c)	16,070	1,298,456

		14,960,897

Analytical Instruments (0.1%)
Applera Corp.	52,771	1,834,320
Waters Corp. (b)	30,971	1,755,746

		3,590,066

Apparel & Accessories (0.4%)
Coach, Inc. (b)	100,600	4,613,516
Hanesbrands, Inc. (b)	1	22
Liz Claiborne, Inc.	28,711	1,274,768
Nike, Inc., Class B	53,736	5,309,655
V.F. Corp.	26,406	2,003,423

		13,201,384

Appliances & Household Durables (0.1%)
Newell Rubbermaid, Inc.	64,542	1,906,571

Auto Parts & Equipment (0.2%)
AutoNation, Inc. (b)	54,080	1,214,096
Genuine Parts Co.	45,716	2,172,424
Ingersoll Rand Co.	87,952	3,771,382
Snap-On, Inc.	15,870	765,093

		7,922,995

Automobiles (0.4%)
Ford Motor Co. (c)	501,796	4,079,601
General Motors Corp.	154,556	5,075,619
PACCAR, Inc.	68,094	4,553,446

Gartmore S&P 500 Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
		13,708,666

Banks (6.6%)
Bank of America Corp.	1,236,661	65,023,635
Bank of New York Co., Inc.	208,544	8,343,845
BB&T Corp.	146,673	6,198,401
Bear Stearns Cos., Inc.	30,467	5,022,485
Commerce Bancorp, Inc. (c)	58,300	1,969,374
Compass Bancshares, Inc. (c)	33,233	2,023,890
Fifth Third Bancorp	150,304	5,997,130
Huntington Bancshares, Inc.	68,620	1,597,474
J.P. Morgan Chase & Co.	948,501	48,307,156
KeyCorp	110,172	4,205,265
M&T Bank Corp. (c)	23,861	2,894,578
Mellon Financial Corp.	112,322	4,800,642
National City Corp. (c)	165,353	6,258,611
Northern Trust Corp.	52,536	3,191,562
PNC Bank Corp.	78,101	5,761,511
Regions Financial Corp.	199,385	7,229,700
State Street Corp.	90,477	6,428,391
SunTrust Banks, Inc.	98,926	8,220,751
Synovus Financial Corp.	84,317	2,692,242
U.S. Bancorp	491,503	17,497,507
Wachovia Corp.	528,848	29,879,912
Zions Bancorp	24,520	2,079,786

		245,623,848

Broadcast Media & Cable Television (0.8%)
Clear Channel Communications, Inc.	144,600	5,251,872
Comcast Corp. Special, Class A (b)	45,900	1,994,814
Comcast Corp., Class A (b)	521,675	23,120,636

		30,367,322

Business Services (0.3%)
Cintas Corp. (c)	39,101	1,609,006
Compuware Corp. (b)	101,807	913,209
Convergys Corp. (b)	37,882	986,447
Monster Worldwide, Inc. (b)	35,031	1,730,882
NCR Corp. (b)	49,290	2,335,853
Pitney Bowes, Inc.	60,196	2,881,583

		10,456,980

Chemicals (0.2%)
Millipore Corp. (b) (c)	13,625	933,040
Praxair, Inc.	88,032	5,551,297
Sigma Aldrich Corp. (c)	36,450	1,383,278

		7,867,615

Communications Equipment (1.5%)
Citizens Communications Co. (c)	95,736	1,403,490
Corning, Inc. (b)	426,122	8,880,382
Harman International Industries, Inc.	17,500	1,654,975
Motorola, Inc.	669,428	13,288,146
Tellabs, Inc. (b)	133,152	1,340,841
Verizon Communications, Inc.	792,080	30,510,921

		57,078,755

Computer Data Security (0.1%)
SanDisk Corp. (b) (c)	53,500	2,150,700
VeriSign, Inc. (b)	68,000	1,625,200

		3,775,900

Computer Equipment (1.7%)
American Power Conversion Corp.	47,231	1,451,881
Dell Computer Corp. (b)	606,458	14,706,607
EMC Corp. (b)	639,687	8,949,221

Gartmore S&P 500 Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Hewlett Packard Co.	749,990	32,459,567
Network Appliance, Inc. (b)	101,784	3,827,078

		61,394,354

Computer Integrated Systems Design (0.0%)
Avaya, Inc. (b)	119,469	1,532,787

Computer Software & Services (5.4%)
Adobe Systems, Inc. (b)	158,242	6,150,867
Affiliated Computer Services, Inc., Class A (b) (c)	33,741	1,652,972
Automatic Data Processing, Inc.	151,878	7,247,618
BMC Software, Inc. (b)	58,956	2,027,497
CA, Inc. (c)	128,638	3,158,063
Cisco Systems, Inc. (b) (c)	1,668,009	44,352,359
Citrix Systems, Inc. (b)	45,871	1,452,735
Cognizant Technology Solutions Corp. (b)	38,100	3,249,549
Electronic Data Systems Corp.	138,312	3,638,989
First Data Corp.	208,052	5,172,173
Fiserv, Inc. (b)	49,366	2,595,171
Intuit, Inc. (b)	96,562	3,036,875
Microsoft Corp.	2,359,989	72,829,260
Novell, Inc. (b)	94,472	684,922
NVIDIA Corp. (b) (c)	98,222	3,010,504
Oracle Corp. (b)	1,102,138	18,912,688
Sun Microsystems, Inc. (b)	958,582	6,364,984
Symantec Corp. (b)	278,574	4,933,546
Unisys Corp. (b)	90,162	777,196
Yahoo!, Inc. (b)	339,648	9,615,435

		197,613,854

		200,863,403

Computers & Hardware (1.7%)
Apple Computer, Inc. (b)	232,374	19,921,423
International Business Machines Corp.	416,410	41,287,052
Lexmark International, Inc. (b)	30,601	1,928,781

		63,137,256

Conglomerates (0.8%)
Illinois Tool Works, Inc.	116,694	5,950,227
ITT Industries, Inc.	45,260	2,699,759
Johnson Controls, Inc.	53,386	4,936,070
Tyco International Ltd. ADR—BM	550,500	17,549,940

		31,135,996

Construction & Building Materials (0.3%)
Centex Corp.	35,681	1,915,713
Fluor Corp.	22,785	1,882,041
KB Home (c)	22,630	1,226,999
Pulte Corp. (c)	60,382	2,073,518
Sherwin Williams Co.	33,486	2,313,883
Vulcan Materials Co. (c)	26,876	2,737,051

		12,149,205

Construction & Housing (0.2%)
Lennar Corp. (c)	41,867	2,276,727
Masco Corp.	112,827	3,609,336

		5,886,063

Construction Machinery (0.4%)
Caterpillar, Inc.	181,564	11,632,805
Terex Corp. (b)	28,400	1,615,676

		13,248,481

Consumer Durable (0.3%)
Black & Decker Corp.	20,565	1,794,913
Danaher Corp.	67,247	4,980,313

Gartmore S&P 500 Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Fortune Brands, Inc.	40,686	3,406,232
Whirlpool Corp.	22,417	2,049,586

		12,231,044

Consumer Finance (2.0%)
Citigroup, Inc.	1,350,888	74,474,455

Consumer Non-Cyclical (2.4%)
Avon Products, Inc.	126,317	4,344,042
Clorox Co. (The)	39,886	2,609,342
Colgate-Palmolive Co.	141,108	9,637,676
Ecolab, Inc. (c)	56,111	2,463,273
Estee Lauder Co., Inc. (The), Class A	33,000	1,567,500
International Flavor and Fragrances, Inc. (c)	21,240	1,029,715
Kimberly-Clark Corp.	126,387	8,771,258
Pall Corp. (c)	31,391	1,091,151
Procter & Gamble Co.	867,503	56,274,920

		87,788,877

Containers (0.1%)
Ball Corp.	29,130	1,349,302
Bemis Co., Inc.	28,596	969,690
Sealed Air Corp.	22,097	1,456,192

		3,775,184

Credit Reporting Services (0.1%)
Moody’s Corp.	67,802	4,851,911

Data Processing & Reproduction (0.1%)
Computer Sciences Corp. (b)	46,981	2,464,623
Fidelity National Information Services, Inc.	45,400	1,930,408

		4,395,031

Dental Supplies & Equipment (0.0%)
Patterson Companies., Inc. (b) (c)	37,100	1,395,331

Distribution (0.2%)
SYSCO Corp.	168,933	5,836,635

Diversified Chemicals (1.2%)
Air Products & Chemicals, Inc.	60,166	4,491,994
Ashland, Inc.	17,725	1,232,774
Dow Chemical Co. (The)	262,090	10,887,219
E.I. du Pont de Nemours & Co.	251,850	12,481,685
Eastman Chemical Co.	20,760	1,215,706
Hercules, Inc. (b) (c)	22,821	447,520
Occidental Petroleum Corp.	235,354	10,911,010
Rohm & Haas Co.	45,477	2,367,533

		44,035,441

Drugs (4.9%)
AmeriSource Bergen Corp.	55,452	2,904,576
Amgen Corp. (b)	319,848	22,507,704
Biogen, Inc. (b)	92,772	4,484,598
Celgene Corp. (b)	95,700	5,137,176
Eli Lilly & Co.	271,991	14,720,153
Express Scripts, Inc. (b)	37,920	2,636,198
Forest Laboratories, Inc. (b)	90,232	5,062,918
Genzyme Corp. (b)	69,651	4,578,160
Gilead Sciences, Inc. (b)	124,800	8,027,136
Laboratory Corp. of America Holdings (b)	34,800	2,555,712
Medimmune, Inc. (b)	71,061	2,462,974
Merck & Co., Inc.	594,576	26,607,276
Mylan Laboratories, Inc.	59,751	1,322,887
Pfizer, Inc.	1,992,234	52,276,221

Gartmore S&P 500 Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Schering Plough Corp.	404,727	10,118,175
Wyeth	367,672	18,166,674

		183,568,538

E-Commerce (0.1%)
InterActive Corp. (b) (c)	61,900	2,376,960

Educational Services (0.0%)
Apollo Group, Inc. (b) (c)	41,026	1,780,528

Electric Services (0.2%)
Duke Energy Corp.	342,281	6,739,513

Electrical Equipment (3.4%)
Agilent Technologies, Inc. (b)	117,176	3,749,632
Cooper Industries Ltd., Class A	24,580	2,246,366
Eaton Corp.	40,916	3,205,769
Emerson Electric Co.	222,764	10,017,697
General Electric Co.	2,820,632	101,683,784
Rockwell International Corp.	48,076	2,942,732
W.W. Grainger, Inc. (c)	21,325	1,655,886

		125,501,866

Electronics (2.0%)
Altera Corp. (b)	98,182	1,968,549
Broadcom Corp., Class A (b) (c)	128,096	4,088,824
Intel Corp.	1,576,138	33,035,851
Jabil Circuit, Inc. (c)	43,341	1,039,751
KLA-Tencor Corp.	53,921	2,654,531
L-3 Communications Holdings, Inc.	29,838	2,456,861
Linear Technology Corp. (c)	83,967	2,598,779
LSI Logic Corp. (b) (c)	99,482	935,131
Maxim Integrated Products, Inc. (c)	88,814	2,735,471
Molex, Inc.	44,821	1,317,289
National Semiconductor Corp.	89,777	2,076,542
PMC-Sierra, Inc. (b) (c)	84,211	530,529
QLogic Corp. (b)	50,390	922,137
RadioShack Corp. (c)	38,771	856,839
Sanmina Corp. (b)	196,039	686,137
Solectron Corp. (b)	237,976	773,422
Tektronix, Inc.	22,895	647,242
Teradyne, Inc. (b) (c)	51,301	764,385
Texas Instruments, Inc. (c)	425,159	13,260,709
Xilinx, Inc.	92,822	2,255,575

		75,604,554

Energy (0.1%)
Consol Energy, Inc. (c)	47,500	1,635,425
Questar Corp.	23,800	1,932,560

		3,567,985

Entertainment (0.8%)
Electronic Arts, Inc. (b)	81,707	4,085,350
International Game Technology	91,532	3,977,981
Walt Disney Co. (The)	574,540	20,206,572

		28,269,903

Farm Machinery (0.2%)
Deere & Co.	65,946	6,613,065

Financial (3.2%)
American Express Co.	331,957	19,326,537
Capital One Financial Corp.	112,186	9,019,754
Charles Schwab Corp.	287,087	5,431,686
Chicago Mercantile Exchange Holdings, Inc. (c)	9,600	5,407,680
CIT Group, Inc.	54,300	3,201,528

Gartmore S&P 500 Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Comerica, Inc.	45,126	2,675,972
Countrywide Credit Industries, Inc.	167,492	7,282,552
Fannie Mae	264,475	14,950,772
Federated Investors, Inc.	24,411	861,952
Goldman Sachs Group, Inc.	118,372	25,113,805
Lehman Brothers Holdings, Inc.	146,702	12,064,772
Washington Mutual, Inc.	267,911	11,946,151

		117,283,161

Financial Services (2.1%)
AMBAC Financial Group, Inc.	29,001	2,554,988
Ameriprise Financial, Inc.	66,651	3,929,743
E*TRADE Financial Corp. (b) (c)	117,422	2,862,748
First Horizon National Corp. (c)	34,691	1,512,528
Freddie Mac	188,838	12,261,251
H&R Block, Inc.	87,872	2,161,651
Janus Capital Group, Inc.	60,231	1,233,531
Legg Mason, Inc.	35,800	3,753,630
Marshall & Ilsley Corp.	69,466	3,269,070
SLM Corp.	112,922	5,189,895
Sovereign Bancorp, Inc. (c)	95,795	2,361,347
Wells Fargo Co.	920,028	33,047,405
Western Union Co.	208,052	4,647,882

		78,785,669

Food & Drug Retail (0.6%)
Kroger Co.	196,409	5,028,070
Safeway, Inc.	121,482	4,376,996
Supervalu, Inc.	54,179	2,057,718
Walgreen Co.	269,125	12,191,364

		23,654,148

Food & Related (2.4%)
Altria Group, Inc.	572,043	49,990,838
Archer-Daniels Midland Co.	179,143	5,732,576
Campbell Soup Co. (c)	58,832	2,263,855
ConAgra, Inc.	136,028	3,497,280
Dean Foods Co. (b)	36,900	1,632,825
General Mills, Inc.	91,462	5,235,285
H.J. Heinz Co.	90,557	4,267,046
Hershey Foods Corp. (c)	50,822	2,593,955
Kellogg Co.	73,942	3,643,122
McCormick & Co.	35,546	1,387,716
Sara Lee Corp.	207,699	3,562,038
Tyson Foods, Inc., Class A (c)	68,800	1,221,200
W.M. Wrigley Jr. Co.	51,956	2,676,773
W.M. Wrigley Jr. Co., Class B	12,589	637,759

		88,342,268

Furniture & Home Furnishings (0.0%)
Leggett & Platt, Inc. (c)	50,101	1,214,448

Healthcare (5.7%)
Abbott Laboratories	417,463	22,125,539
Allergan, Inc.	41,116	4,798,648
Bard (C.R.), Inc.	28,486	2,350,665
Bausch & Lomb, Inc. (c)	13,045	726,346
Baxter International, Inc.	178,273	8,853,037
Becton Dickinson & Co.	66,886	5,146,209
Biomet, Inc.	65,251	2,764,032
Boston Scientific Corp. (b)	321,818	5,937,542
Bristol-Myers Squibb Co.	526,140	15,147,571
Cardinal Health, Inc.	113,397	8,098,814
Coventry Health Care, Inc. (b)	46,000	2,371,300
Health Management Associates, Inc.,	63,741	1,239,762

Gartmore S&P 500 Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Class A (c)
Humana, Inc. (b)	45,061	2,500,886
Johnson & Johnson Co.	799,225	53,388,230
King Pharmaceuticals, Inc. (b)	66,423	1,186,315
Manor Care, Inc. (c)	22,620	1,204,289
McKesson HBOC, Inc.	81,847	4,562,970
Medco Health Solutions, Inc. (b)	80,326	4,756,102
Medtronic, Inc.	316,906	16,938,626
Quest Diagnostics, Inc. (c)	47,072	2,470,339
St. Jude Medical, Inc. (b)	97,022	4,148,661
Stryker Corp.	81,377	5,040,491
Tenet Healthcare Corp. (b) (c)	125,087	883,114
UnitedHealth Group, Inc.	368,018	19,232,621
Watson Pharmaceutical, Inc. (b)	28,006	762,323
Wellpoint, Inc. (b)	169,402	13,277,729

		209,912,161

Hotels & Casinos (0.1%)
Harrah’s Entertainment, Inc.	50,121	4,234,222

Hotels & Motels (0.4%)
Hilton Hotels Corp.	105,087	3,719,029
Marriott International, Inc., Class A	99,062	4,768,844
Starwood Hotels & Resorts Worldwide, Inc.	59,524	3,725,012
Wyndham Worldwide Corp.	55,429	1,729,385

		13,942,270

Industrial Diversified (0.2%)
Parker Hannifin Corp.	31,756	2,628,127
Thermo Electron Corp. (b)	106,076	5,075,736

		7,703,863

Insurance (4.7%)
ACE Ltd.	87,714	5,068,115
Aetna, Inc.	151,784	6,399,213
AFLAC, Inc.	134,113	6,385,120
Allstate Corp. (The)	176,414	10,613,066
American International Group, Inc.	710,066	48,604,018
AON Corp.	79,827	2,862,596
Chubb Corp. (The)	112,162	5,836,910
CIGNA Corp.	31,661	4,191,916
Cincinnati Financial Corp.	47,389	2,120,184
Genworth Financial, Inc., Class A	124,300	4,338,070
Hartford Financial Services Group, Inc.	83,171	7,893,760
Lincoln National Corp.	79,056	5,307,820
Loews Corp.	124,913	5,428,719
MBIA, Inc. (c)	41,876	3,007,953
MetLife, Inc.	207,479	12,888,595
MGIC Investment Corp. (c)	27,160	1,676,315
Principal Financial Group, Inc.	76,207	4,695,113
Progressive Corp. (The)	211,000	4,893,090
Prudential Financial, Inc.	136,243	12,143,339
SAFECO Corp.	33,351	2,134,798
St. Paul Cos., Inc.	188,815	9,601,243
Torchmark Corp.	28,231	1,834,733
UnumProvident Corp.	84,149	1,851,278
XL Capital Ltd., Class A	50,346	3,473,874

		173,249,838

Insurance Brokers (0.1%)
Marsh & McLennan Cos., Inc.	141,593	4,176,994

Internet Services (0.9%)
Google, Inc. (b)	58,200	29,175,660
Juniper Networks, Inc. (b)	165,500	2,998,860

Gartmore S&P 500 Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
		32,174,520

Investment Management (1.5%)
Franklin Resources, Inc.	45,571	5,427,962
Merrill Lynch & Co.	242,195	22,659,764
Morgan Stanley Dean Witter & Co.	292,942	24,252,668
T. Rowe Price Group, Inc.	71,482	3,430,421

		55,770,815

Leisure Products (0.3%)
Brunswick Corp. (c)	25,740	877,991
Carnival Corp. ADR - PA	121,563	6,267,789
Hasbro, Inc. (c)	47,221	1,341,076
Mattel, Inc.	107,223	2,611,952

		11,098,808

Manufacturing (1.1%)
3M Co.	204,589	15,200,962
American Standard Cos., Inc. (c)	52,116	2,574,009
Cummins, Inc.	13,800	1,856,928
Dover Corp.	55,556	2,755,578
Honeywell International, Inc.	227,969	10,415,904
PPG Industries, Inc.	45,206	2,996,706
Stanley Works (The) (c)	19,480	1,115,425
Textron, Inc.	33,746	3,144,115

		40,059,627

Medical Equipment & Supplies (0.1%)
Barr Laboratories, Inc. (b)	27,900	1,493,208
PerkinElmer, Inc.	28,296	675,426

		2,168,634

Medical Products (0.2%)
Zimmer Holdings, Inc. (b)	66,346	5,587,660

Metals & Mining (0.7%)
Alcoa, Inc.	236,826	7,649,480
Freeport-McMoRan Copper & Gold, Inc. (c)	53,606	3,082,881
Newmont Mining Corp.	123,032	5,548,743
Peabody Energy Corp.	75,200	3,070,416
Phelps Dodge Corp.	55,386	6,845,710

		26,197,230

Motor Vehicles (0.1%)
Harley-Davidson, Inc.	75,527	5,156,228

Multimedia (1.1%)
News Corp., Class A	649,800	15,107,850
Time Warner, Inc.	1,103,243	24,127,924

		39,235,774

Natural Gas (0.2%)
NICOR, Inc. (c)	11,605	528,028
People’s Energy Corp.	8,375	364,731
Sempra Energy	63,881	3,665,492
Spectra Energy Corp. (b)	171,140	4,470,176

		9,028,427

Non-Alcoholic Beverages (1.6%)
Coca-Cola Co.	556,817	26,660,398
Coca-Cola Enterprises, Inc.	89,757	1,841,814
Pepsi Bottling Group, Inc. (The)	45,821	1,449,318
PepsiCo, Inc.	450,474	29,388,924

		59,340,454

Office Equipment & Supplies (0.2%)
Avery Dennison Corp.	27,116	1,853,650
Xerox Corp. (b)	254,454	4,376,609

Gartmore S&P 500 Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
		6,230,259

Oil & Gas (7.4%)
Apache Corp.	86,024	6,277,171
BJ Services Co.	90,392	2,500,243
Chesapeake Energy Corp. (c)	105,500	3,123,855
ChevronTexaco Corp.	601,443	43,833,165
ConocoPhillips	450,256	29,901,501
Devon Energy Corp.	121,508	8,516,496
El Paso Corp.	175,213	2,719,306
ENSCO International, Inc.	43,400	2,207,758
EOG Resources, Inc.	66,282	4,582,075
Exxon Mobil Corp.	1,600,761	118,616,389
Hess Corp.	68,360	3,690,756
KeySpan Corp.	41,991	1,713,233
Kinder Morgan, Inc. (c)	31,076	3,294,056
Marathon Oil Corp.	99,712	9,007,982
Murphy Oil Corp. (c)	45,800	2,276,718
Nabors Industries Ltd. (b) (c)	86,254	2,611,771
Noble Corp.	37,431	2,805,453
Rowan Cos., Inc. (c)	36,586	1,203,314
Smith International, Inc.	54,000	2,142,720
Sunoco, Inc.	38,220	2,412,829
Transocean Sedco Forex, Inc. (b) (c)	89,107	6,894,209
Valero Energy Corp.	167,484	9,091,032
Williams Cos., Inc. (The)	154,938	4,181,777
XTO Energy, Inc.	99,999	5,046,950

		278,650,759

Oil Equipment & Services (1.3%)
Anadarko Petroleum Corp.	127,076	5,559,575
Baker Hughes, Inc.	89,147	6,153,817
Dynegy, Inc., Class A (b)	134,072	945,208
Halliburton Co.	281,724	8,322,127
National-Oilwell Varco, Inc. (b)	44,794	2,716,308
Schlumberger Ltd.	323,536	20,541,301
Weatherford International Ltd. (b)	94,500	3,815,910

		48,054,246

Paper & Forest Products (0.4%)
International Paper Co.	127,958	4,312,185
MeadWestvaco Corp. (c)	49,747	1,499,375
Pactiv Corp. (b)	40,136	1,302,012
Temple-Inland, Inc.	32,810	1,638,531
Weyerhaeuser Co.	67,301	5,047,574

		13,799,677

Pharmacy Services (0.2%)
Caremark Rx, Inc.	119,620	7,327,921
Hospira, Inc. (b)	42,846	1,575,876

		8,903,797

Photographic (0.1%)
Eastman Kodak Co. (c)	82,346	2,129,468

Pollution Control (0.2%)
Allied Waste Industries, Inc. (b) (c)	67,007	857,020
Waste Management, Inc.	147,713	5,610,139

		6,467,159

Printing & Publishing (0.5%)
Dow Jones & Company., Inc. (c)	18,480	696,881
E.W. Scripps Co., Class A (c)	22,700	1,108,441
Gannett Co., Inc.	65,176	3,789,332
McGraw-Hill Cos., Inc. (The)	100,002	6,708,133
Meredith Corp.	11,835	697,792

Gartmore S&P 500 Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
New York Times Co., Class A (c)	39,406	909,885
R.R. Donnelley & Sons Co.	49,806	1,847,803
Tribune Co. (c)	60,609	1,850,999

		17,609,266

Railroads (0.7%)
Burlington Northern Santa Fe Corp.	100,052	8,040,179
CSX Corp.	121,212	4,459,389
Norfolk Southern Corp.	113,037	5,612,287
Union Pacific Corp.	73,616	7,435,216

		25,547,071

Real Estate Investment Trusts (1.3%)
Apartment Investment & Management Co.	29,340	1,837,564
Archstone-Smith Trust (c)	51,800	3,274,278
AvalonBay Communities, Inc. (c)	21,000	3,115,560
Boston Properties, Inc. (c)	27,800	3,505,302
CB Richard Ellis Group, Inc. (b)	51,200	1,925,632
Equity Office Properties Trust	103,782	5,765,090
Equity Residential Property Trust (c)	72,211	4,064,035
Kimco Realty Corp. (c)	53,100	2,633,760
Plum Creek Timber Co., Inc. (c)	48,961	1,970,680
ProLogis Trust	72,351	4,702,815
Public Storage, Inc.	33,100	3,599,956
Realogy Corp. (b)	61,015	1,824,349
Simon Property Group, Inc.	58,701	6,714,808
Vornado Realty Trust	34,200	4,184,370

		49,118,199

Restaurants (0.6%)
Darden Restaurants, Inc.	39,876	1,560,747
McDonald’s Corp.	336,441	14,921,157
Wendy’s International, Inc.	29,936	1,016,627
YUM! Brands, Inc.	76,281	4,577,623

		22,076,154

Retail (4.7%)
Amazon.com, Inc. (b) (c)	79,400	2,990,998
AutoZone, Inc. (b)	17,210	2,162,092
Bed Bath & Beyond, Inc. (b)	74,502	3,143,239
Best Buy Co., Inc.	111,115	5,600,196
Big Lots, Inc. (b) (c)	32,251	836,268
Circuit City Stores, Inc. (c)	45,536	929,390
Costco Wholesale Corp.	125,957	7,076,264
CVS Corp.	224,434	7,552,204
Dillards, Inc., Class A	19,890	683,023
Dollar General Corp. (c)	77,697	1,316,187
Family Dollar Stores, Inc.	42,206	1,367,474
Federated Department Stores, Inc.	148,552	6,163,422
Gap, Inc. (The)	159,440	3,056,465
Home Depot, Inc.	563,967	22,976,016
J.C. Penney Co., Inc.	64,381	5,230,312
Jones Apparel Group, Inc.	31,791	1,085,981
Kohl’s Corp. (b)	90,097	6,388,778
Limited, Inc. (The)	96,928	2,708,168
Lowe’s Cos., Inc.	417,498	14,073,858
Nordstrom, Inc.	62,292	3,470,287
Office Depot, Inc. (b)	78,162	2,922,477
OfficeMax, Inc.	24,510	1,183,588
Sears Holding Corp. (b)	24,161	4,268,041
Staples, Inc.	198,472	5,104,700
Starbucks Corp. (b)	208,824	7,296,311
Target Corp.	236,990	14,541,706

Gartmore S&P 500 Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Tiffany & Co.	32,486	1,275,400
TJX Cos., Inc.	125,868	3,721,917
Wal-Mart Stores, Inc.	672,082	32,051,592
Whole Foods Market, Inc. (c)	38,600	1,667,134

		172,843,488

Semiconductors (0.5%)
Advanced Micro Devices, Inc. (b) (c)	132,642	2,062,583
Analog Devices, Inc.	97,057	3,178,617
Applied Materials, Inc.	394,019	6,985,957
JDS Uniphase Corp. (b) (c)	64,894	1,153,815
Micron Technology, Inc. (b)	199,368	2,581,816
Novellus Systems, Inc. (b)	36,021	1,110,527

		17,073,315

Services (1.1%)
Autodesk, Inc. (b)	60,462	2,643,399
eBay, Inc. (b) (c)	320,976	10,396,412
Equifax, Inc.	35,151	1,459,821
Exelon Corp.	182,898	10,972,050
IMS Health, Inc.	55,074	1,589,436
Omnicom Group, Inc.	48,991	5,153,853
Paychex, Inc.	92,552	3,703,006
Robert Half International, Inc.	44,506	1,811,394
Ryder System, Inc. (c)	16,905	921,999
Sabre Holdings, Inc.	35,973	1,162,288

		39,813,658

Shelter (0.1%)
D. R. Horton, Inc. (c)	72,400	2,103,944

Steel (0.3%)
Allegheny Teledyne, Inc.	30,275	3,133,160
Nucor Corp.	87,460	5,644,668
United States Steel Corp. (c)	33,631	2,807,852

		11,585,680

Telecommunications (3.1%)
ADC Telecommunications, Inc. (b) (c)	24,327	392,638
ALLTEL Corp.	101,267	6,206,654
AT&T, Inc.	1,718,713	64,675,170
CenturyTel, Inc.	35,376	1,586,260
Ciena Corp. (b) (c)	29,358	824,662
Embarq Corp.	39,435	2,189,037
QUALCOMM, Inc.	451,378	16,998,895
Qwest Communications International,	437,430	3,565,055
Inc. (b) (c)
Sprint Corp.	816,214	14,553,096
Univision Communications, Inc., Class A (b)	68,517	2,446,742
Windstream Corp.	116,582	1,734,740

		115,172,949

Television (0.5%)
CBS Corp., Class A (c)	100	3,116
CBS Corp., Class B	208,937	6,512,566
DIRECTV Group, Inc. (b) (c)	216,100	5,270,679
Viacom, Inc., Class A (b)	100	4,073
Viacom, Inc., Class B (b)	194,937	7,928,088

		19,718,522

Tire & Rubber (0.0%)
Goodyear Tire & Rubber Co. (b) (c)	60,521	1,494,263

Tobacco (0.2%)
Reynolds American, Inc.	51,690	3,334,005

Gartmore S&P 500 Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
UST, Inc. (c)	43,981	2,526,269

		5,860,274

Trucking (0.6%)
United Parcel Service, Inc., Class B	295,316	21,345,440

Utilities (2.4%)
AES Corp. (The) (b)	180,793	3,758,686
Allegheny Energy, Inc. (b)	38,396	1,786,182
Ameren Corp. (c)	49,356	2,621,297
American Electric Power Co., Inc.	110,597	4,814,287
Centerpoint Energy, Inc. (c)	85,342	1,473,003
CMS Energy Corp. (b) (c)	66,956	1,117,496
Consolidated Edison, Inc. (c)	70,426	3,400,167
Constellation Energy Group, Inc.	47,586	3,452,364
Dominion Resources, Inc.	92,894	7,706,486
DTE Energy Co. (c)	50,791	2,355,179
Edison International	89,032	4,004,659
Entergy Corp.	58,476	5,429,497
FirstEnergy Corp.	90,100	5,345,633
FPL Group, Inc. (c)	110,532	6,261,638
NiSource, Inc. (c)	68,758	1,636,440
PG&E Corp.	97,272	4,540,657
Pinnacle West Capital Corp. (c)	34,525	1,684,475
PPL Corp.	97,162	3,458,967
Progress Energy, Inc.	67,851	3,225,637
Public Service Enterprise Group, Inc.	66,011	4,424,717
Southern Co.	195,749	7,150,711
TECO Energy, Inc. (c)	75,181	1,275,070
TXU Corp.	129,744	7,016,556
Xcel Energy, Inc. (c)	110,887	2,586,994

		90,526,798

Total Common Stocks		3,553,225,065

Repurchase Agreements (3.9%)
Nomura Securities, 5.14%, dated 01/31/07, due 02/01/07, repurchase price $145,348,406 collateralized by U.S. Government Agency Mortgages with a market value of $148,234,209	$145,327,656	145,327,656

Total Repurchase Agreements		145,327,656

Short-Term Securities Held as Collateral for Securities on Loan (5.1%)
Banc of America Securities LLC Repurchase Agreement, 81,416,039 5.32%, dated 01/31/07, due 02/01/07, repurchase price $81,428,070, collateralized by U.S. Government Agency Mortgages with a market value of $83,044,360	$81,416,039	81,416,039
Bank of Ireland Medium Term Note, 5.38%, 12/29/08 (d)	4,999,525	4,999,525
Beta Finance, Inc. Medium Term Note, 5.37%, 01/31/08 (d)	4,150,000	4,150,000
CDC Financial Products, Inc. Master Note, 5.36%, 02/28/07 (d)	5,000,000	5,000,000
Comerica Domestic CD, 5.30%, 08/24/07 (d)	23,999,893	23,999,893
Dorada Finance, Inc. Medium Term Note, 5.38%, 11/15/07 (d)	2,500,000	2,500,000
Islandsbanki HF Corp. Medium Term Note, 5.39%, 03/22/07 (d)	20,000,000	20,000,000

Gartmore S&P 500 Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
MacQuarie Bank Ltd. Medium Term Note, 5.34%, 02/29/08 (d)	19,999,346	19,999,346
Northern Rock PLC Medium Term Note, 5.44%, 01/25/08 (d)	1,000,000	1,000,000
Pacific Life Global Funding Medium Term Note, 5.43%, 01/30/09 (d)	20,000,000	20,000,000
Tango Finance Corp. Medium Term Note, 5.39%, 10/15/07 (d)	2,999,563	2,999,563
Unicredito Ialiano Bank (IRE) PLC Medium Term Note, 5.33%, 02/29/08 (d)	3,600,000	3,600,000

Total Short-Term Securities Held as Collateral for Securities on Loan		189,664,366

Total Investments (Cost $3,151,332,463) (a) - 104.9%		$3,888,217,087
Liabilities in excess of other assets - (4.9)%		(184,069,308)

NET ASSETS-100.0%		$3,704,147,779

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of the security was on loan as of January 31, 2007.
(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate reflected in effect on January 31, 2007. The maturity date represents the actual maturity date.

As of January 31, 2007 the Fund’s open long future contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Market Value Covered by Securities	Unrealized Appreciation (Depreciation)
414	S&P 500	03/16/07	$149,350,500	$1,711,607

See notes to statement of investments.

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (82.3%)
Advertising Services (0.2%)
24/7 Real Media, Inc. (b)	17,100	$172,881
Cross Media Marketing Corp. (b) (c) (e)	100	0
Inventiv Health, Inc. (b)	13,600	477,224
Live Nation, Inc. (b)	27,000	666,360

		1,316,465

Aerospace & Defense (1.0%)
AAR Corp. (b)	17,068	508,456
ARGON ST., Inc. (b) (d)	7,540	169,725
BE Aerospace, Inc. (b)	34,362	1,023,301
Curtiss-Wright Corp. (d)	17,448	666,165
Esterline Technologies Corp. (b) (d)	9,261	370,162
Gencorp, Inc. (b) (d)	22,774	340,699
HEICO Corp.	9,948	364,495
Herley Industries, Inc. (b) (d)	9,535	158,853
Hexcel Corp. (b) (d)	36,575	703,704
Innovative Solutions and Support, Inc. (b) (d)	7,702	146,107
iRobot Corp. (b)	2,800	51,156
K&F Industries Holdings, Inc. (b)	6,000	139,740
Kaman Corp., Class A	8,308	189,339
Moog, Inc., Class A (b)	13,863	540,518
Sequa Corp., Class A (b)	2,371	298,722
Taser International, Inc. (b) (d)	24,316	188,449
Teledyne Technologies, Inc. (b)	14,663	559,393
Transdigm Group, Inc. (b)	2,700	85,995
United Industrial Corp. (d)	4,900	247,499

		6,752,478

Agricultural Products (0.3%)
Alico, Inc.	1,300	68,016
Andersons, Inc. (The)	7,130	283,489
CF Industries Holdings, Inc.	21,800	664,899
Delta and Pine Land Co.	15,028	611,640
Maui Land & Pineapple Co., Inc. (b) (d)	637	20,518
UAP Holding Corp.	23,960	600,198

		2,248,760

Airlines (0.5%)
AirTran Holdings, Inc. (b) (d)	35,519	393,195
Alaska Air Group, Inc. (b)	15,488	663,661
ExpressJet Holdings, Inc. (b)	16,146	126,100
Frontier Airlines Holdings, Inc. (b) (d)	16,317	121,235
JetBlue Airways Corp. (b) (d)	76,200	1,042,417
Mesa Air Group, Inc. (b)	12,319	92,269
Republic Airways Holdings, Inc. (b)	11,100	212,232
SkyWest, Inc.	29,158	791,348

		3,442,457

Alternative Energy (0.1%)
Solar First, Inc. (b)	10,940	354,128

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Analytical Instruments (0.7%)
ArthroCare Corp. (b) (d)	12,307	454,128
Datascope Corp.	6,508	240,406
Haemonetics Corp. (b)	11,315	545,836
Illumina, Inc. (b)	21,081	861,142
Inverness Medical Innovations, Inc. (b) (d)	12,951	533,840
Molecular Devices Corp. (b)	8,786	309,091
Oyo Geospace Corp. (b) (d)	2,000	116,840
Thoratec Corp. (b) (d)	24,567	442,452
Ventana Medical Systems, Inc. (b) (d)	13,236	557,236
West Pharmaceutical Services, Inc.	12,492	606,237

		4,667,208

Apparel & Accessories (2.2%)
Aeropostale, Inc. (b)	24,366	875,714
Bebe Stores, Inc. (d)	11,200	207,424
Brown Shoe Co., Inc.	11,003	598,013
Buckle, Inc. (The)	4,638	155,744
Charming Shoppes, Inc. (b)	51,110	670,563
Cherokee, Inc. (d)	4,700	203,087
Columbia Sportswear Co.	6,600	427,944
Crocs, Inc. (b)	5,100	256,734
Deb Shops, Inc.	100	2,947
Deckers Outdoor Corp. (b)	5,378	313,591
dELiA*s, Inc. (b) (d)	12,607	129,978
DSW, Inc., Class A (b) (d)	7,965	319,317
Finish Line, Inc., Class A	17,074	218,035
G & K Services, Inc., Class A	7,422	276,766
Guess?, Inc. (b)	8,215	592,384
Hartmarx Corp. (b) (d)	10,405	72,627
HOT Topic, Inc. (b)	18,738	195,063
Iconix Brand Group, Inc. (b)	22,200	442,002
J. Crew Group, Inc. (b)	10,090	366,570
Jos. A. Bank Clothiers, Inc. (b)	8,855	274,151
K-Swiss, Inc., Class A	11,781	372,515
Kellwood Co. (d)	10,867	356,438
Kenneth Cole Productions, Inc., Class A	6,070	143,738
Maidenform Brands, Inc. (b)	4,800	96,096
Oxford Industries, Inc.	5,528	264,183
Pacific Sunwear of California, Inc. (b)	32,860	644,056
Payless ShoeSource, Inc. (b)	26,614	903,545
Perry Ellis International, Inc. (b)	6,582	198,052
Phillips-Van Heusen Corp.	22,190	1,223,779
Shoe Carnival, Inc. (b)	4,300	136,869
Skechers U.S.A., Inc. (b)	4,985	176,668
Stage Stores, Inc.	10,801	346,604
Steven Madden Ltd.	10,198	303,085
Stride Rite Corp. (The) (d)	12,712	219,409
Timberland Co, Class A (b)	19,100	576,247
True Religion Apparel, Inc. (b) (d)	7,500	125,850
Tween Brands, Inc. (b)	12,807	437,871
Under Armour, Inc. (b) (d)	9,830	499,364
UniFirst Corp.	5,343	221,895
Volcom, Inc. (b) (d)	6,700	214,333
Warnaco Group, Inc. (The) (b)	21,823	617,373
Wet Seal, Inc. (The) (b) (d)	23,405	151,196
Weyco Group, Inc. (d)	300	7,251
Wolverine World Wide, Inc.	21,346	656,816

		15,491,887

Appliances & Household Durables (0.1%)

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Color Kinetics, Inc. (b) (d)	6,100	123,281
Middleby Corp. (b) (d)	3,335	372,786
National Presto Industries, Inc. (d)	1,581	99,287

		595,354

Auto Parts & Equipment (1.1%)
A.S.V., Inc. (b) (d)	8,562	145,126
Accuride Corp. (b)	5,400	60,588
Aftermarket Technology Corp. (b)	7,536	162,476
American Axle & Manufacturing	23,345	485,109
Holdings, Inc. (d)
ArvinMeritor, Inc.	32,579	627,146
Commercial Vehicle Group, Inc. (b)	6,700	135,340
Dollar Thrifty Automotive Group, Inc. (b) (d)	9,100	428,883
Electro Rent Corp. (b)	5,000	78,350
Fuel Systems Solutions, Inc. (b)	5,150	114,330
Hayes Lemmerz International, Inc. (b) (c) (e)	110	0
Lear Corp. (d)	29,700	1,005,642
Lithia Motors, Inc., Class A	8,073	232,018
LKQ Corp. (b) (d)	16,400	351,288
McGrath Rentcorp	7,506	229,909
Midas, Inc. (b)	5,600	126,728
Miller Industries, Inc. (b)	2,100	46,515
Modine Manufacturing Co. (d)	13,340	348,974
Monro Muffler, Inc. (d)	6,150	232,101
Navistar International Corp. (b)	27,700	1,225,447
Noble International Ltd.	4,005	76,776
Pep Boys - Manny, Moe & Jack (The) (d)	19,883	304,409
Quantum Fuel Systems Technologies	15,000	22,350
Worldwide, Inc. (b)
Superior Industries International, Inc. (d)	12,785	260,430
Tenneco Automotive, Inc. (b)	17,270	401,528
Titan International, Inc.	8,500	197,115
Visteon Corp. (b)	52,720	421,760
Wabash National Corp. (d)	11,940	190,324

		7,910,662

Bank Holding Companies (7.2%)
1st Source Corp. (d)	3,740	107,974
Alabama National Bancorp	6,041	424,803
AMCORE Financial, Inc.	10,795	364,547
AmericanWest Bancorp (d)	7,280	163,873
Ameris Bancorp (d)	6,228	160,620
Arrow Financial Corp. (d)	5,614	138,385
BancFirst Corp. (d)	2,400	116,808
Bancorp, Inc. (The) (b)	2,705	71,060
BancTrust Financial Group, Inc.	1,500	32,220
Bank Mutual Corp. (d)	25,060	295,708
Bank of Granite Corp.	4,984	94,148
Bank of the Ozarks, Inc. (d)	5,516	166,749
BankAtlantic Bancorp, Inc., Class A (d)	24,612	326,847
BankUnited Financial Corp.	15,474	426,928
Banner Corp.	5,987	256,483
Berkshire Hills Bancorp, Inc. (d)	5,440	184,579
BFC Financial Corp. (b)	8,775	54,668
Boston Private Financial Holdings, Inc.	17,165	496,412
Brookline Bancorp, Inc. (d)	30,785	409,748

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Cadence Financial Corp. (d)	5,609	118,911
A
Camden National Corp. (d)	1,530	68,850
Capital City Bank Group, Inc. (d)	3,637	125,040
Capital Corp of the West (d)	2,860	88,374
Capitol Bancorp Ltd. (d)	4,285	183,827
Cardinal Financial Corp.	16,000	161,600
Cascade Bancorp (d)	14,018	369,094
Cathay Bancorp, Inc. (d)	23,613	818,427
Centennial Bank Holdings, Inc. (b)	31,900	282,634
Center Financial Corp. (d)	6,280	147,643
Centerstate Banks Of Florida, Inc.	1,000	19,910
Chemical Financial Corp. (d)	12,671	377,596
Chittenden Corp. (d)	17,691	538,868
Citizens Banking Corp.	35,001	857,874
Citizens First Bancorp, Inc.	4,900	132,153
City Bank	3,655	124,270
City Holding Co.	7,062	283,186
Clifton Savings Bancorp, Inc. (d)	1,000	12,290
Coastal Financial Corp. (d)	4,131	66,179
CoBiz, Inc. (d)	4,474	92,254
Columbia Bancorp (d)	5,700	141,816
Columbia Banking System, Inc. (d)	8,609	293,653
Community Bancorp, Inc. (b) (d)	5,700	190,779
Community Bank System, Inc. (d)	13,309	301,582
Community Banks, Inc. (d)	7,907	200,917
Community Trust Bancorp, Inc. (d)	7,311	285,860
Corus Bankshares, Inc. (d)	19,040	405,552
CVB Financial Corp. (d)	23,540	294,250
Dime Community Bancshares (d)	12,764	171,421
Enterprise Financial Services Corp. (d)	1,900	58,045
F.N.B. Corp. (d)	22,489	395,582
Farmers Capital Bank Corp. (d)	1,120	37,789
First Bancorp	2,164	55,182
First Bancorp (d)	35,010	373,907
First Busey Corp. (d)	3,850	90,514
First Charter Corp. (d)	17,083	410,846
First Commonwealth Financial Corp. (d)	25,166	330,933
First Community Bancorp	10,917	581,876
First Community Bankshares, Inc. (d)	3,020	122,733
First Financial Bancorp (d)	17,946	294,853
First Financial Bankshares, Inc.	7,274	299,834
First Financial Corp. (d)	4,594	151,556
First Indiana Corp.	6,555	155,681
First Merchants Corp. (d)	5,855	151,586
First Midwest Bancorp, Inc. (d)	22,752	854,110
First Niagara Financial Group, Inc.	51,190	741,743
First Place Financial Corp.	4,635	110,406
First Regional Bancorp (b) (d)	2,800	95,704
First Republic Bancorp, Inc.	12,338	662,797
First South Bancorp, Inc. (d)	1,660	51,244
First State Bancorp	11,181	258,505
FirstFed Financial Corp. (b) (d)	7,936	547,187
Firstmerit Corp.	36,400	819,728
Flagstar Bancorp, Inc. (d)	19,395	281,421
Flushing Financial Corp.	10,350	181,022
FNB Corp. (d)	1,500	59,685
Franklin Bank Corp. (b) (d)	13,165	250,135
Frontier Financial Corp. (d)	16,014	436,061
GB&T Bancshares, Inc. (d)	3,325	70,523
Glacier Bancorp, Inc. (d)	21,863	513,125

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Great Southern Bancorp, Inc. (d)	2,876	84,209
Greater Bay Bancorp	23,702	662,234
Greene County Bancshares, Inc.	3,000	110,130
Hancock Holding Co.	11,392	535,310
Hanmi Financial Corp.	16,628	340,541
Harleysville National Corp. (d)	10,075	194,448
Heartland Financial USA, Inc. (d)	3,850	110,072
Heritage Commerce Corp. (d)	6,200	161,510
Home Bancshares, Inc.	2,300	57,477
HomeBanc Corp. (d)	16,847	55,764
Horizon Financial Corp.	3,750	93,300
Iberiabank Corp. (d)	3,825	220,511
Independent Bank Corp.	8,110	260,818
Independent Bank Corp.	12,284	271,108
Integra Bank Corp.	8,798	217,926
International Bancshares Corp.	19,700	577,407
Intervest Bancshares Corp. (b)	4,000	121,400
Investors Bancorp, Inc. (b) (d)	18,500	285,270
ITLA Capital Corp.	1,935	117,551
Kearny Financial Corp. (d)	6,500	100,880
KNBT Bancorp, Inc. (d)	9,500	154,280
Lakeland Bancorp, Inc. (d)	3,911	58,000
Lakeland Financial Corp.	4,000	98,920
Macatawa Bank Corp. (d)	4,077	80,072
MAF Bancorp, Inc.	15,645	703,086
MB Financial, Inc. (d)	13,681	505,103
MBT Financial Corp. (d)	2,138	30,338
Mercantile Bank Corp.	5,160	180,290
MetroCorp Bancshares, Inc.	4,950	99,446
Mid-State Bancshares, Inc. (d)	7,800	285,948
Midwest Banc Holding, Inc. (d)	7,440	159,365
Nara Bancorp, Inc.	11,654	228,768
NASB Financial, Inc. (d)	400	15,652
National Penn Bancshares, Inc. (d)	17,169	322,777
NBT Bancorp, Inc.	11,974	296,955
NewAlliance Bancshares, Inc. (d)	44,220	707,520
Northern Empire Bancshares (b) (d)	1,745	51,111
Northwest Bancorp, Inc. (d)	5,490	144,881
OceanFirst Financial Corp.	3,449	76,016
Old National Bancorp (d)	25,040	469,250
Old Second Bancorp, Inc. (d)	7,884	228,084
Omega Financial Corp. (d)	3,233	106,980
Oriental Financial Group, Inc. (d)	13,804	176,967
Pacific Capital Bancorp (d)	21,711	693,884
Park National Corp. (d)	4,341	427,719
Partners Trust Financial Group, Inc.	15,972	181,921
PennFed Financial Services, Inc.	7,240	147,551
Peoples Bancorp, Inc.	4,135	119,956
PFF Bancorp, Inc.	10,705	362,578
Pinnacle Financial Partners, Inc. (b) (d)	4,500	143,190

Placer Sierra Bancshares	7,300	200,677
Preferred Bank	2,400	156,912
PremierWest Bancorp (d)	2,485	37,076
PrivateBancorp, Inc.	9,202	344,063
Prosperity Bancshares, Inc. (d)	12,670	443,450
Provident Bankshares Corp.	15,723	557,223
Provident Financial Services, Inc.	27,006	491,509
Provident New York Bancorp (d)	13,975	203,616
R&G Finanical Corp., Class B (d)	10,498	78,945
Renasant Corp. (d)	4,293	121,878
Republic Bancorp, Inc., Class A	2,732	64,776

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Rockville Financial, Inc. (d)	3,500	54,880
Roma Financial Corp. (b) (d)	500	7,855
Royal Bancshares of Pennsylvania, Inc., Class A	869	22,829
S&T Bancorp, Inc. (d)	10,201	353,567
S.Y. Bancorp, Inc. (d)	2,930	80,341
Sandy Spring Bancorp, Inc. (d)	4,556	164,062
Santander BanCorp (d)	342	6,327
Seacoast Banking Corporation of Florida (d)	8,725	201,635
Security Bank Corp.	4,100	89,913
Shore Bancshares, Inc. (d)	5,100	146,166
Sierra Bancorp (d)	400	12,052
Signature Bank (b)	14,413	477,214
Simmons First National Corp., Class A	4,143	127,356
Smithtown Bancorp, Inc. (d)	4,700	132,681
Southside Bancshares, Inc. (d)	5,823	139,111
Southwest Bancorp, Inc.	7,200	191,808
Sterling Bancorp	9,426	175,324
Sterling Bancshares, Inc.	33,842	407,796
Sterling Financial Corp. (d)	8,765	200,368
Sterling Financial Corp. (d)	19,520	647,478
Suffolk Bancorp (d)	3,483	118,596
Sun Bancorp, Inc. (b) (d)	4,879	95,677
Superior Bancorp. (b) (d)	19,100	214,111
Susquehanna Bancshares, Inc. (d)	24,271	612,600
SVB Financial Group (b)	16,345	762,494
Taylor Capital Group, Inc.	2,000	75,940
Texas Capital Bancshares, Inc. (b)	11,320	220,287
Texas United Bancshares, Inc.	4,800	167,616
Tierone Corp. (d)	9,461	284,965
Tompkins Trustco, Inc. (d)	2,662	116,489
TriCo Bancshares	3,624	97,703
TrustCo Bank Corp. NY (d)	29,508	310,424
Trustmark Corp. (d)	22,720	669,331
U.S.B Holding Co., Inc.	3,448	79,476
UCBH Holdings, Inc. (d)	44,975	843,281
UMB Financial Corp. (d)	11,670	426,772
Umpqua Holdings Corp. (d)	25,878	736,229
Union Bankshares Corp.	4,395	127,059
United Bankshares, Inc. (d)	17,365	634,170
United Community Banks, Inc. (d)	12,376	404,200
United Community Financial Corp. (d)	8,611	106,432
United Security Bancshares (d)	5,400	117,072
Univest Corporation of Pennsylvania	2,680	75,362
ViewPoint Financial Group (b)	1,500	25,680
Vineyard National Bancorp Co.	6,600	164,142
Virginia Commerce Bancorp, Inc. (b)(d)	7,879	171,368
Virginia Financial Group, Inc.	3,600	96,012
W Holding Co., Inc. (d)	38,080	200,301
Washington Trust Bancorp	4,240	116,600
Wauwatosa Holdings, Inc. (b)	960	17,203
WesBanco, Inc. (d)	8,600	273,480
West America Bancorp, Inc. (d)	14,512	723,423
West Bancorp, Inc. (d)	5,512	96,680
West Coast Bancorp	4,800	160,272
Western Alliance Bancorp (b) (d)	3,700	124,320
Westfield Financial, Inc. (d)	11,028	120,758
Willow Grove Bancorp, Inc.	9,000	129,060
Wilshire Bancorp, Inc. (d)	7,996	145,927

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Wintrust Financial Corp. (d)	12,197	558,501
Yardville National Bancorp (d)	3,468	131,541

		49,916,599

Beverages / Alcoholic (0.0%)
Boston Beer Co., Inc., Class A (b)	5,355	188,228

Biotechnology (1.0%)
American Oriental Bioengineering, Inc. (b) (d)	21,700	278,845
Arena Pharmaceuticals, Inc. (b) (d)	28,300	361,391
Cambrex Corp.	13,924	304,657
Coley Pharmaceutical Group, Inc. (b) (d)	4,300	43,043
Cypress Bioscience, Inc. (b)	15,420	127,369
Digene Corp. (b)	8,271	425,543
Diversa Corp. (b) (d)	9,533	97,332
Enzo Biochem, Inc. (b) (d)	11,464	170,126
Exelixis, Inc. (b) (d)	36,040	353,192
Genitope Corp. (b) (d)	9,100	34,671
Genomic Health, Inc. (b)	3,700	84,434
Genta, Inc. (b) (d)	47,700	22,896
GTx, Inc. (b) (d)	3,900	72,540
Human Genome Sciences, Inc. (b) (d)	56,865	669,869
Idenix Pharmaceuticals, Inc. (b) (d)	6,915	61,544
Integra LifeSciences Holdings (b) (d)	7,580	326,319
Lexicon Genetics, Inc. (b) (d)	21,006	79,823
Luminex Corp. (b) (d)	11,960	152,012
Maxygen, Inc. (b) (d)	9,109	103,478
Medarex, Inc. (b) (d)	52,742	710,434
Monogram Biosciences, Inc. (b) (d)	59,900	101,830
Myriad Genetics, Inc. (b) (d)	18,144	648,467
Nabi Biopharmaceuticals (b)	20,751	120,356
Novavax, Inc. (b)	26,400	108,240
Nuvasive, Inc. (b)	14,600	353,466
Palomar Medical Technologies, Inc. (b) (d)	8,035	399,822
Sangamo BioSciences, Inc. (b) (d)	15,500	117,800
SonoSite, Inc. (b) (d)	8,190	266,175
Zymogenetics, Inc. (b) (d)	12,854	205,021

		6,800,695

Broadcast Media & Cable Television (0.9%)
Belo Corp. Class A	41,800	782,496
Charter Communications, Inc., Class A (b)	166,920	584,220
CKX, Inc. (b) (d)	18,300	236,253
Crown Media Holdings, Inc. (b) (d)	5,458	22,269
Cumulus Media, Inc. (b) (d)	20,594	212,942
Emmis Communications Corp. (b) (d)	19,347	167,158
Entravision Communications Corp. (b)	21,873	174,984
Fisher Companies, Inc. (b)	1,800	80,046
Journal Communications, Inc. (d)	18,620	250,811
Lee Enterprises, Inc.	21,200	704,476
Lin TV Corp., Class A (b)	14,100	154,959
Macrovision Corp. (b)	23,952	592,333
Martha Stewart Living Omnimedia, Inc.	12,508	230,272
Media General, Inc.	9,100	364,091
Mediacom Communications Corp. (b) (d)	19,741	156,546
Outdoor Channel Holdings, Inc. (b) (d)	2,100	28,392

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Private Media Group, Inc. (b) (d)	2,600	9,412
Readers Digest Association, Inc. (The)	38,810	655,501
Salem Communications Corp., Class A	3,200	39,264
Sinclair Broadcast Group, Inc., Class A	24,135	284,069
TiVo, Inc. (b)	41,979	224,588
ValueVision International, Inc., Class A (b) (d)	12,158	149,057
Westwood One, Inc.	32,800	227,304

		6,331,443

Business Services (2.9%)
Aaron Rents, Inc.	16,401	484,158
ABM Industries, Inc.	20,978	542,072
Access Integrated Technologies, Inc.,	3,400	31,382
Classs A (b) (d)
Administaff, Inc.	8,619	352,862
Advisory Board Co. (The) (b) (d)	9,000	506,790
ADVO, Inc.	12,592	412,766
AMN Healthcare Services, Inc. (b)	14,166	366,616
BearingPoint, Inc. (b) (d)	72,615	581,646
CACI International, Inc., Class A (b)	11,800	554,954
Catalina Marketing Corp.	21,083	601,920
CBIZ, Inc. (b)	26,343	176,498
CDI Corp. (d)	6,521	169,285
Chemed Corp.	10,045	366,643
Ciber, Inc. (b)	18,854	129,716
Circor International, Inc.	4,985	179,909
Compass Diversified Trust	7,400	131,350
Comsys IT Partners, Inc. (b)	7,890	170,740
Consolidated Graphics, Inc. (b)	5,714	354,268
CoStar Group, Inc. (b) (d)	7,365	349,617
CRA International, Inc. (b) (d)	5,931	319,800
Dyncorp International, Inc. (b)	12,800	200,576
Exlservice Holdings, Inc. (b)	700	17,304
First Consulting Group, Inc. (b)	12,400	159,092
FTD Group, Inc. (b)	5,100	94,146
Gartner Group, Inc. (b)	21,326	466,186
Gevity HR, Inc. (d)	13,253	292,494
GSI Commerce, Inc. (b) (d)	14,723	239,838
Heartland Payment Systems, Inc. (d)	3,900	103,974
Heidrick & Struggles International, Inc. (b)	9,055	395,432
Hudson Highland Group, Inc. (b)	12,550	198,165
Huron Consulting Group, Inc. (b)	7,700	399,245
Hypercom Corp. (b)	21,030	127,232
I2 Technologies, Inc. (b)	7,500	171,075
IHS, Inc. (b)	8,300	315,898
Infocrossing, Inc. (b) (d)	8,635	142,305
Jack Henry & Associates, Inc.	31,635	675,090
Kelly Services, Inc., Class A	9,240	286,532
Korn/Ferry International (b)	15,779	376,803
LECG Corp. (b) (d)	7,200	103,608
Marchex, Inc., Class B (d)	7,000	85,190
Marlin Business Services, Inc. (b) (d)	7,400	173,382
MAXIMUS, Inc. (d)	10,722	323,268
MicroStrategy, Inc. (b)	4,386	532,548
Modis Professional Services, Inc. (b)	40,126	601,087
Navigant Consulting Co. (b) (d)	16,269	338,070
NetRatings, Inc. (b) (d)	4,046	73,435
On Assignment, Inc. (b)	17,500	225,925

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Online Resources Corp. (b) (d)	12,900	131,322
Paxar Corp. (b)	14,616	321,260
PeopleSupport, Inc. (b)	11,700	279,045
Phase Forward (b)	11,700	158,418
Polycom, Inc. (b)	38,700	1,301,093
Portfolio Recovery Associates, Inc. (b) (d)	7,922	344,369
Prepaid Depot, Inc. (b) (d)	3,550	138,024
PriceSmart, Inc. (b)	1,000	15,690
Providence Service Corp. (b)	6,875	151,250
Resources Connection, Inc. (b) (d)	21,255	667,406
SAIC, Inc. (b)	38,970	722,893
Spherion Corp. (b)	21,467	176,673
SRA International, Inc., Class A (b)	14,300	361,790
StarTek, Inc.	6,062	62,196
TeleTech Holdings, Inc. (b) (d)	15,311	412,631
Terremark Worlwide, Inc. (b) (d)	11,990	93,282
Viad Corp.	7,885	330,697
Watson Wyatt & Co. Holdings	17,385	769,981

		20,338,912

Capital Goods (0.6%)
American Greetings Corp., Class A (d)	25,200	605,303
Lawson Products, Inc.	1,424	63,211
Lifetime Brands, Inc. (d)	6,838	134,367
Lindsay Manufacturing Co. (d)	6,628	210,704
Nu Skin Enterprises, Inc.	22,498	415,088
Parlux Fragrances, Inc. (b) (d)	7,050	40,961
Regal-Beloit Corp.	11,736	590,556
Robbins & Myers, Inc.	6,123	266,228
Technitrol, Inc.	15,631	344,195
Tecumseh Products Co. (b) (d)	9,701	173,745
Texas Industries, Inc. (d)	9,928	728,913
Vicor Corp.	5,888	62,472
Yankee Candle Co., Inc.	17,338	600,415

		4,236,158

Chemicals (1.3%)
A. Schulman, Inc. (d)	13,108	273,695
American Vanguard Corp. (d)	5,033	84,152
Arch Chemicals, Inc.	9,530	321,447
Balchem Corp. (d)	4,365	67,003
Cabot Microelectronics Corp. (b) (d)	10,332	311,923
Ferro Corp.	19,617	418,038
Georgia Gulf Corp.	16,376	340,785
H.B. Fuller Co.	23,400	605,358
Hercules, Inc. (b)	44,768	877,899
Innophos Holdings, Inc.	100	1,563
Innospec, Inc.	4,172	223,202
MacDermid, Inc.	9,900	343,431
Metabolix, Inc. (b)	5,500	87,890
Minerals Technologies, Inc.	7,935	460,785
NewMarket Corp.	7,175	399,648
NL Industries, Inc. (d)	2,628	28,435
Olin Corp.	26,998	454,646
OM Group, Inc. (b)	11,600	566,776
Pioneer Cos., Inc. (b)	6,540	195,808
PolyOne Corp. (b)	33,388	244,734
Rockwood Holdings, Inc. (b)	12,400	328,600
Schawk, Inc., Class A (d)	7,145	126,967
Spartech Corp.	13,988	391,944
Symyx Technologies, Inc. (b) (d)	13,959	271,084
Terra Industries, Inc. (b) (d)	43,200	614,736

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Tronox, Inc. (d)	2,700	38,934
Tronox, Inc., Class B	13,200	188,232
W.R. Grace & Co. (b)	27,100	588,070
Zoltek Cos., Inc. (b) (d)	8,500	227,120

		9,082,905

Circuit Boards (0.2%)
Micrel, Inc. (b)	24,858	251,314
Park Electrochemical Corp.	9,563	255,236
RF Micro Devices, Inc. (b)	86,656	668,985

		1,175,535

Coal (0.1%)
Alpha Natural Resources, Inc. (b) (d)	19,100	257,468
International Coal Group, Inc (b) (d)	41,600	198,848
James River Coal Co. (b) (d)	12,500	82,875
Westmoreland Coal Co. (b) (d)	1,200	25,944

		565,135

Communications Equipment (0.5%)
Anixter International, Inc. (b)	15,085	833,747
Audiovox Corp. (b) (d)	6,488	100,045
Globalstar, Inc. (b) (d)	8,100	116,397
Gray Television, Inc. (d)	21,258	190,047
Harmonic, Inc. (b)	27,384	247,825
Inter-Tel, Inc. (d)	8,351	188,983
LodgeNet Entertainment Corp. (b)	8,689	236,254
Oplink Communications, Inc. (b)	7,756	147,209
Sonus Networks, Inc. (b) (d)	102,250	740,290
Standard Microsystems Corp. (b)	9,861	275,122
Superior Essex, Inc. (b)	8,645	275,862

		3,351,781

Computer Equipment (0.4%)
Analogic Corp.	6,884	404,228
Avocent Corp. (b)	21,300	735,701
Gateway, Inc. (b) (d)	104,461	214,145
Hutchinson Technology, Inc. (b) (d)	13,196	293,215
Komag, Inc. (b) (d)	14,206	484,709
Palm, Inc. (b) (d)	41,885	579,270
Rackable Systems, Inc. (b) (d)	13,345	254,890

		2,966,158

Computer Integrated Systems Design (0.9%)
Acme Packet, Inc. (b)	3,800	60,344
Adaptec, Inc. (b)	44,830	161,388
Brady Corp., Class A (d)	17,289	647,473
DealerTrack Holdings, Inc. (b) (d)	3,200	88,704
Digital River, Inc. (b)	15,988	818,266
Eclipsys Corp. (b)	20,037	392,725
eSPEED, Inc., Class A (b)	8,611	68,888
Foundry Networks, Inc. (b)	64,400	931,868
Integral Systems, Inc. (d)	3,045	72,684
MTS Systems Corp.	7,956	340,278
Netscout Systems, Inc. (b)	7,000	58,450
Parametric Technology Corp. (b)	49,895	988,919
RadiSys Corp. (b)	9,860	165,747
SafeNet, Inc. (b) (d)	9,950	248,850
Sapient Corp. (b)	28,662	179,997
Systemax, Inc. (b) (d)	2,400	52,368
Tekelec (b) (d)	24,610	378,994
WebEx Communications, Inc. (b)	16,429	609,187

		6,265,130

Computer Software & Services (3.5%)
3Com Corp. (b)	176,290	687,531

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
3D Systems Corp. (b) (d)	4,200	76,608
Actuate Corp. (b)	17,300	90,479
Advent Software, Inc. (b) (d)	8,093	289,325
Agile Software Corp. (b) (d)	20,196	126,427
Agilysys, Inc.	15,385	291,546
Altiris, Inc. (b)	10,369	339,377
Ansys, Inc. (b)	15,236	760,124
Aspen Technologies, Inc. (b)	25,239	258,700
Avid Technology, Inc. (b)	19,100	706,700
Blackbaud, Inc.	19,794	474,462
Borland Software Corp. (b)	26,846	146,579
Bottomline Technologies, Inc. (b)	10,600	139,178
Chordiant Software, Inc. (b)	23,600	75,756
Cognet Communications Group, Inc. (b)	10,200	214,200
Commvault Systems, Inc. (b)	3,500	62,825
Computer Programs & Systems, Inc.	5,460	173,355
Covansys Corp. (b)	11,592	261,631
Cybersource Corp. (b)	10,600	136,740
Dendrite International, Inc. (b)	12,805	139,703
Digital Insight Corp. (b)	14,671	570,555
DivX, Inc. (b) (d)	5,400	114,372
Echelon Corp. (b) (d)	10,687	79,832
Electronics For Imaging, Inc. (b)	24,433	563,181
Emageon, Inc. (b) (d)	12,900	154,800
Epicor Software Corp. (b)	21,189	293,468
EPIQ Systems, Inc. (b) (d)	9,117	164,744
eResearch Technology, Inc. (b) (d)	19,589	137,123
Extreme Networks, Inc. (b) (d)	55,062	228,507
FalconStor Software, Inc. (b)	10,999	101,081
Hyperion Solutions Corp. (b)	26,800	1,131,495
iGATE Corp. (b) (d)	4,300	29,154
Informatica Corp. (b)	39,853	500,554
Innerworkings, Inc. (b) (d)	7,900	101,515
Iris International, Inc. (b) (d)	10,100	116,554
JDA Software Group, Inc. (b)	10,429	166,864
Keane, Inc. (b) (d)	15,332	186,590
Kenexa Corp. (b) (d)	8,000	292,000
L-1 Identity Solutions, Inc. (b) (d)	27,048	390,573
Lawson Software, Inc. (b)	45,240	339,752
Magma Design Automation, Inc. (b)	11,598	98,583
ManTech International Corp., Class A (b)	5,896	201,172
MapInfo Corp. (b)	6,900	94,185
Maxwell Technologies, Inc. (b) (d)	9,400	114,868
Mentor Graphics Corp. (b)	36,300	675,180
Mercury Computer Systems, Inc. (b) (d)	8,353	107,921
Neoware Systems, Inc. (b) (d)	9,200	108,652
NETGEAR, Inc. (b) (d)	15,430	397,323
Nuance Communications, Inc. (b) (d)	54,432	627,057
Omniture, Inc. (b) (d)	3,700	56,166
Opnet Technologies, Inc. (b)	6,500	87,815
Packeteer, Inc. (b)	13,829	185,309
PDF Solutions, Inc. (b) (d)	5,600	62,216
PlxTech, Inc. (b) (d)	7,900	80,264
QAD, Inc.	2,300	18,630
Quantum Corp. (b)	71,502	178,040
Quest Software, Inc. (b)	28,862	430,910
Radiant Systems, Inc. (b)	14,635	165,083
RealNetworks, Inc. (b)	45,028	480,449
Renaissance Learning, Inc. (d)	1,365	20,298

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Safeguard Scientifics, Inc. (b) (d)	36,200	95,568
SI International, Inc. (b)	5,128	147,943
Sigma Designs, Inc. (b) (d)	11,500	278,415
Smith Micro Software, Inc. (b) (d)	9,100	124,124
SonicWall, Inc. (b)	27,051	228,040
SPSS, Inc. (b)	9,573	296,954
Stratasys, Inc. (b) (d)	5,500	177,320
Sybase, Inc. (b)	37,000	957,929
Sykes Enterprises, Inc. (b)	15,067	220,129
Synaptics, Inc. (b) (d)	11,857	320,850
Synchronoss Technologies, Inc. (b) (d)	5,600	86,240
SYNNEX Corp. (b)	2,800	53,760
Syntel, Inc. (d)	2,040	67,075
Take-Two Interactive Software, Inc. (b) (d)	32,600	566,588
Taleo Corp., Class A (b)	6,900	96,600
TALX Corp. (d)	15,420	491,281
THQ, Inc. (b)	28,641	867,822
Tibco Software, Inc. (b)	93,860	871,021
Tradestation Group, Inc. (b) (d)	8,300	105,908
Transaction Systems Architects, Inc. (b)	17,196	621,635
Trident Microsystems, Inc. (b)	24,873	519,100
Tyler Technologies, Inc. (b) (d)	12,700	176,530
Ultimate Software Group, Inc. (The) (b) (d)	12,100	294,998
VA Software Corp. (b)	21,600	110,808
Vasco Data Security International, Inc. (b) (d)	12,900	189,630
Vignette Corp. (b)	12,631	226,348
webMethods, Inc. (b)	24,660	185,690
WebSideStory, Inc. (b) (d)	10,100	144,531
Wind River Systems, Inc. (b) (d)	30,846	305,992
Witness Systems, Inc. (b)	16,000	362,240
Zoran Corp. (b)	18,059	252,284

		24,747,434

Construction & Building Materials (1.2%)
AMCOL International Corp.	10,250	308,115
Brookfield Homes Corp. (d)	5,947	215,936
Builders FirstSource, Inc. (b)	4,300	78,002
Cavco Industries, Inc. (b) (d)	3,500	113,295
Ceradyne, Inc. (b)	12,140	656,531
Comfort Systems USA, Inc.	13,375	163,443
Drew Industries, Inc. (b) (d)	5,998	166,085
ElkCorp	8,644	374,804
Genlyte Group, Inc. (The) (b)	11,213	849,608
Granite Construction, Inc.	13,805	739,396
H&E Equipment Services, Inc. (b) (d)	4,900	115,346
Home Solutions Of America, Inc. (b) (d)	18,800	120,508
Hovnanian Enterprises, Inc., Class A (b) (d)	21,400	712,406
Infrasource Services, Inc. (b)	9,400	199,750
Integrated Electrical Services, Inc. (b)	8,200	192,536
Kronos Worldwide, Inc. (d)	1,152	40,977
Layne Christensen Co. (b)	6,740	236,102
LSI Industries, Inc.	11,875	226,694
Meritage Corp. (b) (d)	9,400	417,830
NCI Building Systems, Inc. (b)	9,694	551,782
Omnova Solutions, Inc. (b)	11,400	68,970
Orleans Homebuilders, Inc. (d)	600	11,022

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
PGT, Inc. (b)	1,600	19,952
Simpson Manufacturing Co., Inc. (d)	15,818	517,407
Sterling Construction Co., Inc. (b)	3,500	71,820
Technical Olympic USA, Inc. (d)	5,125	48,841
Trex Co., Inc. (b) (d)	4,500	120,420
U.S. Concrete, Inc. (b)	18,200	146,146
Universal Display Corp. (b) (d)	7,800	105,066
Washington Group International, Inc. (b)	13,275	758,400

		8,347,190

Consulting Services (0.1%)
Diamond Management & Technology	14,500	180,960
Consultants, Inc.
Perficient, Inc. (b)	9,600	200,736

		381,696

Consumer Durables (0.7%)
Blyth, Inc.	12,520	260,291
Central Garden & Pet Co. (b) (d)	10,245	458,874
Chattem, Inc. (b) (d)	8,126	466,757
Coca-Cola Bottling Co.	1,200	75,288
Elizabeth Arden, Inc. (b)	9,907	187,242
Greif Bros Corp., Class A	7,165	819,030
Physicians Formula Holdings, Inc. (b)	5,900	122,307
Pilgrim’s Pride Corp. (d)	15,600	494,052
Playtex Products, Inc. (b)	19,800	278,784
Prestige Brands Holdings, Inc. (b)	10,700	135,997
Revlon Co., Inc. (b)	96,507	123,529
Russ Berrie & Co., Inc. (b) (d)	4,057	60,044
Silgan Holdings, Inc.	8,396	393,185
Spectrum Brands, Inc. (b) (d)	15,000	181,500
Tupperware Corp.	26,238	612,133

		4,669,013

Data Processing & Reproduction (0.3%)
Convera Corp. (b) (d)	6,200	22,258
CSG Systems International, Inc. (b)	22,387	561,466
eFunds Corp. (b) (d)	17,493	467,413
Global Cash Access, Inc. (b)	10,400	166,608
infoUSA, Inc.	11,600	139,316
Intermec, Inc. (b)	19,691	473,175
Pegasystems, Inc.	1,600	14,864

		1,845,100

Distribution (0.6%)
Actuant Corp.	10,730	534,247
Brightpoint, Inc. (b)	24,560	270,406
Central European Distribution Corp. (b) (d)	15,195	448,101
Core-Mark Holdng Co., Inc. (b)	2,400	75,312
Interline Brands, Inc. (b)	9,400	213,662
Keystone Automotive Industries, Inc. (b) (d)	8,145	291,998
Owens & Minor, Inc.	15,992	534,932
ScanSource, Inc. (b) (d)	13,020	382,007
United Stationers, Inc. (b)	14,701	749,162
Watsco, Inc. (d)	13,033	664,944

		4,164,771

Drugs (1.0%)
ABIOMED, Inc. (b) (d)	7,211	106,074
Adolor Corp. (b) (d)	23,762	166,096
Akorn, Inc. (b)	15,000	91,950
Alkermes, Inc. (b)	43,357	646,886

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Alpharma, Inc.	18,648	513,752
ARIAD, Inc. (b) (d)	24,614	126,024
Bentley Pharmaceuticals, Inc. (b) (d)	6,649	60,240
Bio-Rad Laboratories, Inc., Class A (b)	7,115	612,175

BioCryst Pharmaceuticals, Inc. (b) (d)	9,800	99,666
Caraco Pharmaceutical Laboratories Ltd. (b)	1,600	21,280
Combinatorx, Inc. (b) (d)	6,700	56,012
CV Therapeutics, Inc. (b) (d)	25,144	339,193
Decode Genetics, Inc. (b) (d)	18,274	67,066
Hi-Tech Pharmacal Co., Inc. (b) (d)	6,700	72,226
Incyte Genomics, Inc. (b)	40,329	299,644
InterMune, Inc. (b) (d)	12,383	433,405
K-V Pharmaceutical Co., Class A (b)	16,823	424,444
Martek Biosciences Corp. (b) (d)	12,805	298,485
NBTY, Inc. (b)	22,460	1,164,551
NPS Pharmaceuticals, Inc. (b)	22,607	88,167
OSI Pharmaceuticals, Inc. (b) (d)	24,700	840,294
Par Pharmaceutical Cos, Inc. (b)	14,795	390,292
Quidel Corp. (b)	10,100	137,259
Rigel Pharmaceuticals, Inc. (b)	8,574	97,315
Tanox, Inc. (b)	8,455	164,112

		7,316,608

Educational Services (0.5%)
Ambassadors Groups, Inc.	6,700	187,801
Blackboard, Inc. (b) (d)	11,000	321,200
Bright Horizons Family Solutions, Inc. (b)	12,556	491,819
Capella Education Co. (b)	3,600	102,312
Corinthian Colleges, Inc. (b)	40,100	523,706
DeVry, Inc.	23,890	672,742
Educate, Inc. (b)	3,200	24,992
INVESTools, Inc. (b)	16,600	240,700
Leapfrog Enterprises, Inc. (b) (d)	10,840	116,205
Strayer Education, Inc.	6,604	751,337
Universal Technical Institute, Inc. (b) (d)	7,968	188,443

		3,621,257

Electrical Equipment (0.8%)
ANADIGICS, Inc. (b) (d)	23,400	209,196
Avista Corp.	24,476	615,571
Bel Fuse, Inc., Class B (d)	3,249	105,528
Capstone Turbine Corp. (b)	24,400	22,448
Cleco Corp.	26,432	675,074
DSP Group, Inc. (b)	12,048	252,767
El Paso Electric Co. (b)	20,931	508,623
EMCOR Group, Inc. (b)	12,260	703,970
Encore Wire Corp. (d)	11,446	271,957
Energy Conversion Devices, Inc. (b) (d)	17,785	612,693

Evergreen Solar, Inc. (b) (d)	26,610	223,258
Houston Wire & Cable Co. (b) (d)	5,100	120,768
II-VI Corp. (b)	8,184	245,847
ITC Holdings Corp.	6,000	261,000
Lamson & Sessions Co. (b) (d)	7,600	198,284
Measurement Specialties, Inc. (b) (d)	3,931	82,315
Plug Power, Inc. (b) (d)	32,589	117,320
Power-One, Inc. (b) (d)	24,200	178,838
RAE Systems, Inc. (b) (d)	7,100	25,915
Triumph Group, Inc. (d)	7,805	438,641

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
		5,870,013

Electronics (1.0%)
Aeroflex, Inc. (b)	27,614	330,263
American Science & Engineering, Inc. (b) (d)	4,130	225,870
Ansoft Corp. (b)	6,500	181,610
Badger Meter, Inc. (d)	4,100	118,695
Belden CDT, Inc.	18,352	793,725
Coherent, Inc. (b)	14,304	439,848
Comtech Group, Inc. (b)	7,400	121,804
Daktronics, Inc.	17,472	604,007
Directed Electronics, Inc. (b)	5,650	56,500
Eagle Test Systems, Inc. (b) (d)	4,500	65,115
EDO Corp. (d)	9,379	217,780
Electro Scientific Industries, Inc. (b) (d)	14,054	294,993
FLIR Systems, Inc. (b) (d)	28,200	871,663
Graftech International Ltd. (b)	36,216	294,074
Itron, Inc. (b)	11,594	668,278
LoJack Corp. (b) (d)	10,100	181,093
Methode Electronics, Inc.	13,000	143,130
Mobility Electronics, Inc. (b) (d)	13,500	50,895
Multi-Fineline Electronix, Inc. (b)	2,200	39,050
Rogers Corp. (b)	8,353	431,683
TTM Technologies, Inc. (b)	18,771	201,037
Watts Industries, Inc., Class A (d)	13,430	590,517
Zygo Corp. (b)	6,300	96,705

		7,018,335

Engineering Services (0.0%)
ENGlobal Corp. (b)	2,100	13,650

Entertainment (0.6%)
Carmike Cinemas, Inc. (d)	7,515	167,885
Dover Downs Entertainment, Inc. (d)	7,143	93,502
Dover Motorsports, Inc. (d)	5,612	30,417
Gaylord Entertainment Co. (b)	16,136	891,674
Gemstar-TV Guide International, Inc. (b)	116,700	471,468
Magna Entertainment Corp., Class A (b)	14,961	63,285
Marvel Entertainment, Inc. (b) (d)	19,850	554,212
Midway Games, Inc. (b) (d)	12,537	87,634
Multimedia Games, Inc. (b) (d)	15,943	165,329
Pinnacle Entertainment, Inc. (b) (d)	20,666	713,597
Shuffle Master, Inc. (b) (d)	16,265	432,812
Six Flags, Inc. (b) (d)	36,000	207,000
Steinway Musical Instruments, Inc. (b)	2,300	80,431
World Wrestling Federation	12,869	206,934

Entertainment, Inc.
		4,166,180

Fiber Optics (0.2%)
Avanex Corp. (b) (d)	54,700	116,511
C-Cor.net Corp. (b)	19,100	261,479
MRV Communications, Inc. (b) (d)	52,295	212,841
Newport Corp. (b)	14,945	298,302
Sycamore Networks, Inc. (b)	64,518	240,652

		1,129,785

Financial (3.0%)
Accredited Home Lenders Holding Co. (b) (d)	9,192	255,262
Advanta Corp., Class B	9,255	429,525

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Anchor BanCorp Wisconsin, Inc. (d)	7,317	218,486
Anworth Mortgage Asset Corp.	15,700	144,126
Apollo Investment Corp. (d)	37,172	825,218
Ares Capital Corp. (d)	25,071	497,412
Asset Acceptance Capital Corp. (b) (d)	5,945	91,731
ASTA Funding, Inc. (d)	6,445	207,658
Aventine Renewable Energy Holdings, Inc. (b) (d)	14,810	233,998
BankFinancial Corp. (d)	8,100	142,803
Bankrate, Inc. (b) (d)	5,255	207,625
BISYS Group, Inc. (The) (b)	50,700	647,439
Calamos Asset Management, Inc., Class A	9,800	268,422
Capital Southwest Corp. (d)	1,615	213,180
Cass Information Systems, Inc. (d)	900	33,795
Central Pacific Financial Corp.	13,105	512,143
Charter Municipal Mortgage Acceptance Co. (d)	19,021	401,724
Clayton Holdings, Inc. (b)	3,400	62,764
Cohen & Steers, Inc. (d)	4,650	226,688
CompuCredit Corp. (b) (d)	10,051	355,705
Credit Acceptance Corp. (b) (d)	2,268	65,931
Deluxe Corp.	23,600	706,112
Dollar Financial Corp. (b)	6,100	195,383
Doral Financial Corp. (d)	51,380	133,074
Downey Financial Corp. (d)	9,800	701,092
Euronet Worldwide, Inc. (b) (d)	14,738	425,339
Federal Agricultural Mortgage Corp.	5,200	144,404
Financial Federal Corp. (d)	10,223	292,378
First Cash Financial Services, Inc. (b)	12,505	293,617
First Financial Holdings, Inc.	4,200	148,974
Friedman, Billings, Ramsey Group, Inc.	56,200	441,732
GAMCO, Investors, Inc., Class A (d)	3,168	123,013
GFI Group, Inc. (b)	4,910	314,142
Gladstone Capital Corp. (d)	5,528	127,420
Gladstone Investment Corp. (d)	9,500	146,775
Greenhill & Co., Inc. (d)	7,000	524,510
Harris & Harris Group, Inc. (b)	9,810	108,499
Interactive Data Corp. (b)	12,600	294,714
International Securities Exchange, Inc.	16,430	680,695
Irwin Financial Corp. (d)	8,045	175,622
Jackson Hewitt Tax Service, Inc.	15,300	559,521
KBW, Inc. (b)	4,800	139,920
Knight Capital Group, Inc. (b)	46,475	839,803
Labranche & Co., Inc. (b) (d)	18,906	177,338
MainSource Financial Group, Inc. (d)	8,337	141,729
Marketaxess Holdings, Inc. (b) (d)	12,400	157,108
MCG Capital Corp. (d)	27,398	541,658
Medallion Financial Corp.	9,100	102,739
Morningstar, Inc. (b)	4,600	210,680
MVC Capital, Inc. (d)	3,500	53,410
National Financial Partners Corp. (d)	15,601	766,009
Net 1 UEPS Technologies, Inc. (b) (d)	20,100	544,710
NGP Capital Resources Co.	9,463	151,692
Novastar Financial, Inc. (d)	18,267	387,991
Ocwen Financial Corp. (b) (d)	15,360	216,269
optionsXpress Holdings, Inc.	7,100	168,625
Penson Worldwide, Inc. (b) (d)	4,700	125,960
Piper Jaffray Companies, Inc. (b) (d)	7,979	550,072
Resource America, Inc., Class A	5,305	142,439
Rewards Network, Inc. (b) (d)	6,300	41,013
Royal Gold, Inc. (d)	9,975	321,295

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Sanders Morris Harris Group, Inc. (d)	4,153	46,057
SCBT Financial Corp. (d)	2,027	77,290
Stifel Financial Corp. (b) (d)	3,833	184,674
SWS Group, Inc.	8,825	222,655
Technology Investment Capital Corp.	6,400	106,880
Thomas Weisel Partners Group, Inc. (b) (d)	4,230	84,389
TNS, Inc. (b)	11,900	203,847
United Panam Financial Corp. (b)	5,700	80,085
Value Line, Inc.	100	4,709
Waddell & Reed Financial, Inc.	38,140	979,053
World Acceptance Corp. (b)	8,134	357,977
WSFS Financial Corp.	3,309	229,612

		20,936,339

Firearms & Ammunition (0.0%)
Smith & Wesson Holding Corp. (b) (d)	12,000	133,200

Food & Related (1.0%)
Aurora Foods, Inc. (b) (c) (e)	100	0
Chiquita Brands International, Inc. (d)	20,675	328,112
Darling International, Inc. (b)	25,900	149,702
Diamond Foods, Inc.	8,800	168,168
Farmer Brothers Co.	1,100	22,154
Flowers Foods, Inc.	20,563	578,232
Great Atlantic & Pacific Tea Co., Inc.	8,257	238,380
Green Mountain Coffee, Inc. (b) (d)	3,100	183,241
Hain Celestial Group, Inc. (b)	13,793	405,514
Imperial Sugar Co. (d)	6,000	186,900
J & J Snack Foods Corp.	4,384	180,972
Jones Soda Co. (b)	13,400	188,672
Krispy Kreme Doughnuts, Inc. (b) (d)	20,063	247,377
Lance, Inc. (d)	15,716	334,279
MGP Ingredients, Inc.	4,500	99,315
National Beverage Corp. (b)	2,810	39,818
NuCo2, Inc. (b) (d)	8,875	193,741
Peet’s Coffee & Tea, Inc. (b) (d)	8,082	208,920
Performance Food Group Co. (b) (d)	16,651	493,869
Premium Standard Farms, Inc.	8,300	157,866
Ralcorp Holding, Inc. (b)	10,523	582,342
Red Robin Gourmet Burgers (b) (d)	7,659	273,809
Sanderson Farms, Inc.	8,659	273,798
Seaboard Corp. (d)	100	192,700
Sensient Technologies Corp.	17,154	423,361
Tejon Ranch Co. (b) (d)	3,643	196,831
Tootsie Roll Industries, Inc. (d)	13,074	414,707
Treehouse Foods, Inc. (b)	11,820	352,354

		7,115,134

Furniture (0.4%)
American Woodmark Corp. (d)	6,335	284,822
Ethan Allen Interiors, Inc. (d)	13,500	508,545
Furniture Brands International, Inc. (d)	19,535	325,648
Hooker Furniture Corp. (d)	2,075	32,432
Kimball International, Inc., Class B	11,948	294,399
La-Z-Boy, Inc. (d)	20,600	265,328
Sealy Corp. (d)	4,500	67,545
Select Comfort Corp. (b) (d)	25,004	461,074
Stanley Furniture Co., Inc. (d)	4,884	104,615
Tempur-Pedic International, Inc. (b) (d)	19,100	454,580

		2,798,988

Gambling - Non-Hotel Casinos (0.1%)

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Bally Technologies, Inc. (b)	19,557	375,299
Churchill Downs, Inc.	2,200	91,938
Isle of Capri Casinos, Inc. (b) (d)	8,351	207,689
Progressive Gaming International Corp. (b) (d)	15,200	139,536

		814,462

Gas - Distribution (0.8%)
Cascade Natural Gas Corp. (d)	6,299	163,837
New Jersey Resources Corp. (d)	13,158	613,163
Nicor, Inc.	20,187	918,508
Northwest Natural Gas Co.	10,916	444,172
Pacific Ethanol, Inc. (b) (d)	13,800	226,458
Peoples Energy Corp.	15,245	663,920
Piedmont Natural Gas Co., Inc. (d)	31,400	810,434
South Jersey Industries, Inc.	10,404	343,748
Southwest Gas Corp.	16,186	635,301
WGL Holdings, Inc.	22,595	714,680

		5,534,221

Healthcare (2.2%)
Advanced Magnetics, Inc. (b) (d)	3,600	219,348
Affymetrix, Inc. (b)	30,100	751,296
Air Methods Corp. (b) (d)	5,600	151,536
Amedisys, Inc. (b) (d)	12,455	402,546
American Medical Systems Holdings, Inc. (b)	31,916	635,128
AMERIGROUP Corp. (b)	20,400	739,704
AmSurg Corp. (b)	13,478	296,516
Angiodynamics, Inc. (b)	6,600	174,240
Apria Healthcare Group, Inc. (b)	19,700	547,069
Bio-Reference Laboratories, Inc. (b)	6,000	137,700
Capital Senior Living Corp. (b)	4,800	51,072
Centene Corp. (b)	18,334	456,883
Cerus Corp. (b)	6,100	35,380
CorVel Corp. (b)	4,150	195,590
Cross Country Healthcare, Inc. (b) (d)	15,785	356,110
DJ Orthopedics, Inc. (b)	8,387	347,222
Genesis HealthCare Corp. (b)	9,194	562,857
Gentiva Health Services, Inc. (b)	13,849	274,210
HealthExtras, Inc. (b) (d)	13,053	333,635
Healthspring, Inc. (b) (d)	5,300	104,251
Healthways, Inc. (b)	15,746	715,026
Horizon Health Corp. (b) (d)	8,375	164,820
Hythiam, Inc. (b) (d)	14,500	125,570
Immucor, Inc. (b)	30,046	947,650
Invacare Corp.	10,949	236,389
Kindred Healthcare, Inc. (b)	10,221	293,343
LCA-Vision, Inc. (d)	9,690	375,197
LHC Group, Inc. (b)	6,600	171,798
Magellan Health Services, Inc. (b)	17,060	696,219
Matria Healthcare, Inc. (b) (d)	9,256	255,743
Medcath Corp. (b)	4,975	142,484
Medifast, Inc. (b)	5,500	51,315
Molina Healthcare, Inc. (b)	4,234	130,534
Nighthawk Radiology Holdings, Inc. (b) (d)	4,400	110,924
Odyssey Healthcare, Inc. (b)	17,723	219,942
Option Care, Inc.	12,854	169,544
PolyMedica Corp. (d)	11,253	450,570
Psychiatric Solutions, Inc. (b) (d)	21,944	854,499
Quality Systems, Inc.	8,154	345,974
RehabCare Group, Inc. (b) (d)	7,160	108,689

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Res-Care, Inc. (b)	6,445	111,950
Sun Healthcare Group, Inc. (b)	11,700	144,144
Sunrise Assisted Living, Inc. (b)	17,473	624,834
Symbion, Inc. (b)	5,940	111,078
ThermoGenesis Corp. (b)	26,045	104,701
United Surgical Partners International, Inc. (b) (d)	18,543	565,005
USNA Health Sciences, Inc. (b) (d)	4,910	260,623
Vistacare, Inc. (b)	5,193	49,853

		15,310,711

Hotels & Casinos (0.1%)
Ameristar Casinos, Inc.	12,092	369,048
Century Casinos, Inc. (b)	9,100	97,825
Lakes Entertainment, Inc. (b) (d)	5,600	47,936
Monarch Casino & Resort, Inc. (b) (d)	2,430	61,066
MTR Gaming Group, Inc. (b)	9,300	110,298
Riviera Holdings Corp. (b)	2,700	62,640
Trump Entertainment Resorts, Inc. (b) (d)	15,100	268,176

		1,016,989

Hotels & Motels (0.1%)
Lodgian, Inc. (b)	6,120	80,723
Marcus Corp. (d)	6,634	158,619
Morgans Hotel Group Co. (b) (d)	8,000	141,840

		381,182

Human Resources (0.0%)
Barrett Business Services, Inc. (d)	4,200	92,400
Kforce, Inc. (b)	12,375	176,468

		268,868

Insurance (1.8%)
21st Century Insurance Group (d)	10,100	214,524
ACA Capital Holdings, Inc. (b)	500	7,755
Affirmative Insurance Holdings, Inc.	5,605	97,247
Alfa Corp. (d)	10,424	196,597
American Equity Investment Life Holding Co. (d)	28,085	359,769
American Physicians Capital, Inc. (b)	5,475	211,883
AmTrust Financial Services, Inc. (d)	4,800	44,736
Argonaut Group, Inc. (b) (d)	13,580	455,473
Baldwin & Lyons, Inc., Class B (d)	3,881	101,372
Bristol West Holdings, Inc.	4,500	74,565
CNA Surety Corp. (b)	3,800	80,750
Commerce Group, Inc. (The)	20,900	630,762
Darwin Professional Underwriters, Inc. (b) (d)	4,100	94,300
Direct General Corp.	5,841	121,493
Donegal Group, Inc., Class A (d)	2,488	47,197
EMC Insurance Group, Inc.	3,670	123,422
Enstar Group, Inc. (The) (b) (d)	815	87,881
FBL Financial Group, Inc., Class A	4,147	160,945
First Acceptance Corp. (b)	2,900	30,015
First Mercury Financial Corp. (b)	7,800	170,820
FPIC Insurance Group, Inc. (b) (d)	5,750	252,368
Fremont General Corp. (d)	24,800	337,280
Harleysville Group, Inc.	5,258	178,772
Horace Mann Educators Corp.	17,859	354,144
Independence Holding Co. (d)	920	20,838
Infinity Property & Casualty Corp.	10,085	482,466
James River Group, Inc. (b)	2,000	61,540
Kansas City Life Insurance Co. (d)	400	19,996

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
LandAmerica Financial Group, Inc. (d)	8,523	537,460
Meadowbrook Insurance Group, Inc. (b) (d)	13,400	134,536
Midland Co. (The)	3,546	163,045
National Interstate Corp. (d)	4,700	126,571
Navigators Group, Inc. (b)	4,192	200,336
Nymagic, Inc.	900	36,657
Odyssey Re Holdings Corp.	7,160	282,462
Ohio Casualty Corp.	27,641	816,516
PICO Holdings, Inc. (b) (d)	6,400	275,200
PMA Capital Corp., Class A (b)	11,423	106,919
ProAssurance Corp. (b)	12,817	650,975
RLI Corp.	10,614	587,379
Safety Insurance Group, Inc. (d)	7,305	356,776
SCPIE Holdings, Inc. (b)	2,300	60,214
Seabright Insurance Holdings (b)	8,900	160,289
Selective Insurance Group, Inc.	11,634	598,569
State Auto Financial Corp.	4,200	135,156
Stewart Information Services Corp. (d)	8,002	336,404
Tower Group, Inc.	8,800	295,680
Triad Guaranty, Inc. (b) (d)	5,934	305,601
U.S.I. Holdings Corp. (b)	22,730	375,727
United Fire & Casualty Co. (d)	8,717	295,070
Zenith National Insurance Co.	14,752	674,166

		12,530,618

Insurance / Life (0.3%)
Delphi Financial Group, Inc.	17,359	684,639
Great American Financial Resources, Inc.	3,120	69,077
National Western Life Insurance Co.,	669	153,529
Class A
Phoenix Co., Inc. (The)	46,576	700,036
Presidential Life Corp.	6,881	149,524
Universal American Financial Corp. (b)	18,390	346,652

		2,103,457

Insurance Brokers (0.1%)
Crawford & Co., Class B	8,120	52,618
eHealth, Inc. (b)	5,200	114,608
Hilb, Rogal & Hamilton Co.	14,449	610,470

		777,696

Internet (1.7%)
@Road, Inc. (b)	28,500	211,470
Ariba, Inc. (b) (d)	26,975	250,868
Art Technology Group, Inc. (b)	33,900	87,123
Audible, Inc. (b)	8,500	60,775
Blue Coat Systems, Inc. (b) (d)	7,495	187,450
Blue Nile, Inc. (b) (d)	6,603	244,377
Brocade Communications Systems, Inc. (b) (d)	162,762	1,396,497
CMGI, Inc. (b) (d)	170,247	216,214
CNET Networks, Inc. (b)	64,736	592,334
Cogent Communications Group, Inc. (b) (d)	15,200	160,360
Covad Communications Group, Inc. (b)	100,000	136,000
Drugstore.com, Inc. (b)	22,230	72,692
EarthLink, Inc. (b)	57,085	417,291
eCollege.com (b) (d)	7,965	131,661
Equinix, Inc. (b) (d)	12,660	1,064,326

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Harris Interactive, Inc. (b)	31,100	162,031
Internap Network Services Corp. (b) (d)	11,150	203,376

Internet Capital Group, Inc. (b) (d)	13,600	151,368
Interwoven, Inc. (b)	20,661	324,378
iPass, Inc. (b) (d)	20,471	106,654
j2 Global Communications, Inc. (b) (d)	23,080	611,158
Jupitermedia Corp. (b) (d)	13,900	103,416
Move, Inc. (b)	39,839	251,782
Net.B@nk, Inc. (d)	24,102	90,865
Netflix, Inc. (b) (d)	17,580	400,824
NIC, Inc. (b)	10,200	54,570
Omicell, Inc. (b)	12,400	256,928
Openwave Systems, Inc. (b) (d)	40,214	354,687
Overstock.com, Inc. (b) (d)	6,600	97,152
Priceline.com, Inc. (b) (d)	10,799	460,253
RightNow Technologies, Inc. (b) (d)	8,200	117,916
S1 Corp. (b)	37,678	216,649
Sohu.com, Inc. (b)	9,346	251,034
Stamps.com, Inc. (b) (d)	8,716	127,515
The Knot, Inc. (b) (d)	9,400	283,598
TheStreet.com, Inc.	11,900	117,810
Travelzoo, Inc. (b) (d)	1,960	59,898
TriZetto Group, Inc. (The) (b)	20,748	430,314
United Online, Inc.	23,470	329,519
ValueClick, Inc. (b)	42,234	1,077,812
Websense, Inc. (b)	17,350	375,628

		12,246,573

Lasers (0.1%)
IntraLase Corp. (b) (d)	9,600	236,160
Ionatron, Inc. (b)	7,120	36,739
Rofin-Sinar Technologies, Inc. (b)	6,742	441,129

		714,028

Leisure Products (0.6%)
Bally Total Fitness Holding Corp. (b) (d)	12,500	24,750
Callaway Golf Co.	28,369	468,656
Great Wolf Resorts, Inc. (b) (d)	9,200	129,904
JAKKS Pacific, Inc. (b) (d)	11,737	237,909
K2, Inc. (b)	15,930	192,434
LIFE TIME FITNESS, Inc. (b) (d)	11,600	628,720
Marine Products Corp.	1,826	17,950
MarineMax, Inc. (b) (d)	8,000	193,280
Nautilus Group, Inc. (The)	16,430	267,973
RC2 Corp. (b)	9,865	389,766
Speedway Motorsports, Inc.	4,845	186,920
Topps Co., Inc. (d)	21,322	209,808
Town Sports International Holdings, Inc. (b)	6,200	122,140
Vail Resorts, Inc. (b) (d)	13,808	638,621
WMS Industries, Inc. (b)	10,585	419,801

		4,128,632

Machinery (1.0%)
Advanced Energy Industries, Inc. (b)	12,645	219,138
Albany International Corp., Class A	13,067	443,494
Applied Industrial Technologies, Inc.	16,712	409,444
Astec Industries, Inc. (b)	6,159	221,786
Baldor Electric Co.	11,819	417,447
Blount International, Inc. (b) (d)	13,000	169,390
Briggs & Stratton Corp. (d)	23,680	701,875
Bucyrus International, Inc., Class A	14,221	659,997

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Cascade Corp.	4,346	233,467
Chart Industries, Inc. (b)	2,600	41,704
Columbus McKinnon Corp. (b) (d)	6,200	142,476
Cubic Corp.	5,146	107,551
DXP Enterprises, Inc. (b) (d)	1,500	49,950
Franklin Electric Co., Inc. (d)	8,791	442,891
Gehl Co. (b)	4,695	125,591
Gorman-Rupp	5,918	239,087
Intevac, Inc. (b)	10,200	225,522
Kadant, Inc. (b)	7,203	197,002
NACCO Industries, Inc.	1,922	277,633
Nordson Corp.	13,697	708,408
Photon Dynamics, Inc. (b) (d)	8,242	93,052
Raser Technologies, Inc. (b) (d)	4,300	21,457
Sauer-Danfoss, Inc.	2,538	87,409
Tennant Co.	5,824	180,078
Turbochef Technologies, Inc. (b)	4,600	68,494
Wabtec Corp.	20,178	646,100

		7,130,443

Manufactured Housing (0.4%)
Aaon, Inc.	2,200	60,456
Apogee Enterprises, Inc.	13,450	255,954
Fleetwood Enterprises, Inc. (b) (d)	22,461	206,866
Highwood Properties, Inc.	24,364	1,064,706
Levitt Corp., Class A (d)	9,282	131,433
Monaco Coach Corp. (d)	10,639	160,436
Palm Harbor Homes, Inc. (b)	3,841	49,587
Skyline Corp. (d)	2,318	87,597
WCI Communities, Inc. (b) (d)	15,798	342,027
Williams Scotsman International, Inc. (b)	13,235	267,612
Winnebago Industries, Inc. (d)	15,153	508,232

		3,134,906

Manufacturing (0.8%)
American Superconductor Corp. (b) (d)	16,036	161,643
AptarGroup, Inc.	15,000	915,151
Champion Enterprises, Inc. (b) (d)	29,184	239,601
Checkpoint Systems, Inc. (b)	14,008	263,210
China Bak Battery, Inc. (b) (d)	6,300	35,910
Cognex Corp.	17,479	381,392
CSS Industries, Inc.	2,405	86,748
EnerSys (b)	16,685	271,298
EnPro Industries, Inc. (b)	7,300	241,265
Freightcar America, Inc. (d)	6,130	356,214
GenTek, Inc. (b)	4,800	178,512
Gerber Scientific, Inc. (b)	11,400	140,562
Goodman Global, Inc. (b)	6,700	119,059
Insteel Industries, Inc. (d)	6,200	103,478
Jacuzzi Brands, Inc. (b)	28,986	360,296
Mine Safety Appliances Co. (d)	11,487	440,526
Myers Industries, Inc.	9,200	158,424
Powell Industries, Inc. (b) (d)	2,469	79,304
PW Eagle, Inc. (d)	5,500	181,390
Raven Industries, Inc. (d)	6,780	192,755
Reddy Ice Holdings, Inc.	8,115	210,503
Woodward Governor Co.	11,150	466,517
Young Innovations, Inc.	500	15,345

		5,599,103

Manufacturing & Diversified (0.8%)
A.O. Smith Corp. (d)	8,109	310,980

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Acuity Brands, Inc.	20,051	1,163,158
Barnes Group, Inc.	17,514	375,150
CLARCOR, Inc.	20,094	696,458
ESCO Technologies, Inc. (b) (d)	12,153	580,549
Federal Signal Corp.	16,743	274,920
Griffon Corp. (b) (d)	14,760	380,218
Imation Corp.	13,500	587,385
Koppers Holdings, Inc.	2,700	68,607
Lancaster Colony Corp.	10,102	441,861
Matthews International Corp., Class A	12,132	491,953
Standex International Corp.	4,254	123,962
Tredegar Industries, Inc. (d)	12,106	278,075

		5,773,276

Medical Equipment & Supplies (1.8%)
Abaxis, Inc. (b) (d)	8,200	177,120
Adeza Biomedical Corp. (b)	6,900	107,778
Allscripts Healthcare Solution, Inc. (b) (d)	21,094	645,476
Arrow International, Inc.	7,804	262,683
Aspect Medical Systems, Inc. (b) (d)	5,180	86,247
Bruker BioSciences Corp. (b)	13,013	96,947
Candela Corp. (b)	8,282	95,740
Cepheid, Inc. (b) (d)	19,290	159,528
Conceptus, Inc. (b) (d)	8,000	185,520
CONMED Corp. (b)	12,729	308,042
Cyberonics, Inc. (b) (d)	10,239	215,736
DexCom, Inc. (b) (d)	8,300	73,870
Durect Corp. (b) (d)	24,900	110,058
ev3, Inc. (b) (d)	4,600	84,732
Foxhollow Technologies, Inc. (b)	7,700	158,081
Greatbatch, Inc. (b) (d)	7,420	218,074
Hansen Medical, Inc. (b)	6,500	103,935
Healthtronics Surgical Services, Inc. (b)	12,200	78,690
Hologic, Inc. (b)	23,295	1,294,036
I-Flow Corp. (b) (d)	11,669	182,737
ICU Medical, Inc. (b)	7,550	297,848
Kensey Nash Corp. (b) (d)	5,282	167,334
Kyphon, Inc. (b) (d)	19,482	911,562
Landauer, Inc. (d)	2,737	140,600
Mannkind Corp. (b) (d)	11,400	188,784
Medical Action Industries, Inc. (b) (d)	5,200	164,060
Mentor Corp. (d)	16,519	842,303
Meridian Bioscience, Inc. (d)	7,050	209,033
Merit Medical Systems, Inc. (b) (d)	12,232	192,776
MWI Veterinary Supply, Inc. (b)	1,300	42,588
Natus Medical, Inc. (b) (d)	9,000	136,800
Neurometrix, Inc. (b) (d)	7,875	104,738
Northstar Neuroscience, Inc. (b)	2,400	31,824
NxStage Medical, Inc. (b) (d)	7,600	67,716
Oakley, Inc.	9,623	222,869
OraSure Technologies, Inc. (b) (d)	18,773	155,440
PSS World Medical, Inc. (b)	31,191	624,444
Radiation Therapy Services, Inc. (b) (d)	5,700	169,233

Sirona Dental Systems, Inc. (d)	7,200	308,304
Spectranetics Corp. (b) (d)	16,300	173,432
Stereotaxis, Inc. (b) (d)	10,700	109,996
STERIS Corp.	26,190	676,749
Surmodics, Inc. (b) (d)	8,358	300,554
Symmetry Medical, Inc. (b)	11,600	159,848
Viasys Healthcare, Inc. (b)	11,625	342,124

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Visicu, Inc. (b) (d)	1,000	10,330
Vital Images, Inc. (b) (d)	6,565	220,256
Vital Signs, Inc. (d)	1,730	89,960
Volcano Corp. (b) (d)	5,500	106,370
Wright Medical Group, Inc. (b)	14,352	314,165
Zoll Medical Corp. (b)	4,706	295,160

		12,422,230

Medical Laboratories (0.1%)
Alliance Imaging, Inc. (b)	3,500	24,465
Applera Corp. - Celera Genomics Group (b)	31,173	494,404

		518,869

Metal Processors (0.6%)
A.M. Castle & Co. (d)	2,700	67,500
Ampco-Pittsburgh Corp.	3,500	104,405
Dynamic Materials Corp.	5,930	175,172
Kaydon Corp.	11,848	510,649
L.B. Foster Co. (b) (d)	5,400	135,000
Ladish Co., Inc. (b)	7,200	293,040
Metal Management, Inc.	12,090	496,174
Mueller Industries, Inc.	14,625	476,336
NN, Inc.	11,085	141,555
Quanex Corp.	14,475	567,275
RBC Bearings, Inc. (b)	9,200	282,256
Steel Technologies, Inc.	6,805	126,233
Valmont Industries, Inc.	6,515	361,387
Worthington Industries, Inc. (d)	33,775	647,805

		4,384,787

Metals (0.7%)
Brush Engineered Materials, Inc. (b)	8,936	295,692
Century Aluminum Co. (b)	9,727	443,357
Cleveland-Cliffs, Inc. (d)	18,038	985,956
Coeur d’Alene Mines Corp. (b) (d)	127,055	556,501
Compass Minerals International, Inc.	15,460	479,724
Gibraltar Industries, Inc.	12,378	303,632
Hecla Mining Co. (b) (d)	56,338	401,690
RTI International Metals, Inc. (b)	9,810	801,968
Stepan Co.	3,700	118,215
Stillwater Mining Co. (b) (d)	14,535	188,374
USEC, Inc. (b) (d)	33,213	450,368

		5,025,477

Natural Gas (0.2%)
Aquila, Inc. (b)	144,685	655,423
EnergySouth, Inc. (d)	2,700	103,869
Laclede Group, Inc. (The)	9,200	298,816
Syntroleum Corp. (b) (d)	26,008	82,966

		1,141,074

Office Equipment & Supplies (0.7%)
Acco Brands Corp. (b)	16,600	400,558
CompX International, Inc.	300	4,734
Ennis Business Forms, Inc.	10,100	254,419
Global Imaging Systems, Inc. (b)	22,358	430,392
Herman Miller, Inc.	29,700	1,116,719
IKON Office Solutions, Inc.	42,820	638,018
Interface, Inc. (b)	17,055	259,577
John H. Harland Co.	12,279	618,616
Knoll, Inc.	15,900	349,641
School Specialty, Inc. (b)	10,908	424,867
Standard Register Co. (d)	6,151	77,687

		4,575,228

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Oil & Gas (2.8%)
Allis-Chalmers Energy, Inc. (b) (d)	6,500	114,725
Alon USA Energy, Inc.	5,600	150,584
Arena Resources, Inc. (b) (d)	6,000	255,660
Atlas America, Inc. (b) (d)	7,110	380,598
ATP Oil & Gas Corp. (b) (d)	9,800	407,484
Atwood Oceanics, Inc. (b)	10,786	521,719
Aurora Oil and Gas Corp. (b) (d)	24,100	66,275
Berry Petroleum Co. (d)	15,080	468,083
Bill Barrett Corp. (b) (d)	10,200	315,180
Bois d’Arc Energy, Inc. (b)	3,300	50,688
Brigham Exploration Co. (b)	21,202	130,392
Bronco Drilling Co., Inc. (b) (d)	8,300	131,721
Callon Petroleum Co. (b) (d)	5,500	76,340
Carrizo Oil & Gas, Inc. (b) (d)	11,240	322,588
Clayton Williams Energy, Inc. (b)	2,200	71,038
Complete Production Services, Inc. (b)	9,000	178,830
Comstock Resources, Inc. (b) (d)	20,331	649,575
Crosstex Energy, Inc.	13,300	435,974
Dawson Geophysical Co. (b) (d)	4,700	163,231
Delek US Holdings, Inc.	1,600	27,232
Delta Petroleum Corp. (b)	23,180	508,801
Edge Petroleum Corp. (b) (d)	10,636	157,519
Encore Acquisition Co. (b) (d)	22,075	572,846
Energy Partners Ltd. (b) (d)	18,515	401,035
EXCO Resources, Inc. (b)	19,000	319,200
Gasco Energy, Inc. (b) (d)	42,100	98,935
Geoglobal Resources, Inc. (b) (d)	8,000	49,680
Giant Industries, Inc. (b)	5,860	438,738
Gmx Resources, Inc. (b) (d)	4,400	164,032
Goodrich Petroleum Corp. (b) (d)	7,195	262,761
Grey Wolf, Inc. (b)	72,817	497,340
Gulfport Energy Corp. (b) (d)	3,600	43,020
Hanover Compressor Co. (b)	40,165	777,194
Harvest Natural Resources, Inc. (b) (d)	18,165	182,740
Houston Exploration Co. (The) (b)	12,903	675,085
Lufkin Industries, Inc.	7,164	428,765
Mariner Energy, Inc. (b)	27,600	555,036
Markwest Hydrocarbon, Inc.	1,600	76,624
Matrix Service Co. (b)	12,300	226,566
McMoRan Exploration Co. (b)	10,107	124,720
Meridian Resource Corp. (The) (b)	30,200	83,956
Metretek Technologies, Inc. (b) (d)	4,200	54,600
NATCO Group, Inc. Class A (b)	6,800	236,368
Newpark Resources, Inc. (b) (d)	42,184	266,603
Parallel Petroleum Corp. (b)	18,665	367,141
Parker Drilling Co. (b)	40,512	375,141
Penn Virginia Corp.	6,990	512,227
Petrohawk Energy Corp. (b)	62,619	722,624
Petroleum Development Corp. (b)	7,256	371,725
Petroquest Energy, Inc. (b) (d)	18,200	237,146
Quest Resource Corp. (b) (d)	9,400	85,164
Quiksilver Resources, Inc. (b)	48,200	684,922
Rossetta Resources, Inc. (b)	18,205	342,436
RPC, Inc. (d)	10,951	194,928
Stone Energy Corp. (b)	9,659	328,309
Sulphco, Inc. (b) (d)	8,500	37,995
Swift Energy Co. (b)	11,020	488,627
T-3 Energy Services, Inc. (b)	300	5,754
The Exploration Co. of Delaware (b)	14,700	176,988
Toreador Resources Corp. (b) (d)	5,700	152,874
Transmeridian Exploration, Inc. (b) (d)	20,500	68,675

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Trico Marine Services, Inc. (b)	7,000	227,710
Union Drilling, Inc. (b)	2,200	28,094
Vaalco Energy, Inc. (b) (d)	25,500	166,005
Venoco, Inc. (b)	2,200	36,300
Verasun Energy Corp. (b)	9,890	169,515
Warren Resources, Inc. (b)	26,140	289,893
Western Refining, Inc.	11,300	309,055
Whiting Petroleum Corp. (b)	14,155	645,043
World Fuel Services Corp.	10,920	500,682

		19,645,054

Oil Equipment & Services (0.5%)
Basic Energy Services, Inc. (b)	3,900	92,469
CARBO Ceramics, Inc. (d)	8,899	328,195
Compagnie Generale de	0	5
Geophysique-Veritas ADR (b)
Dril-Quip, Inc. (b)	9,696	360,691
Evergreen Energy, Inc. (b) (d)	26,360	236,976
Hercules Offshore, Inc. (b)	9,000	237,960
Hydril Co. (b)	7,970	630,428
Lone Star Technologies, Inc. (b)	12,799	618,832
Pioneer Drilling Co. (b)	16,545	209,625
SJW Corp. (d)	4,745	189,088
W-H Energy Services, Inc. (b)	11,745	532,988
WD-40 Co. (d)	8,027	264,329

		3,701,586

Oil Field Machinery & Equipment (0.2%)
Gulf Island Fabrication, Inc. (d)	6,687	242,604
Oil States International, Inc. (b)	18,830	542,681
Superior Well Services, Inc. (b) (d)	7,800	177,372
Universal Compression Holdings, Inc. (b)	12,568	759,610

		1,722,267

Paper & Forest Products (0.7%)
AEP Industries, Inc. (b)	3,800	177,194
Bowater, Inc. (d)	26,420	723,116
Buckeye Technologies, Inc. (b)	11,890	142,323
Caraustar Industries, Inc. (b)	11,524	91,731
Chesapeake Corp.	8,870	155,757
Deltic Timber Corp. (d)	3,556	190,317
Glatfelter & Co.	14,910	241,393
Graphic Packaging Corp. (b)	20,900	100,947
Longview Fibre Co.	32,676	685,542
Mercer International, Inc. (b) (d)	13,820	167,360
Neenah Paper, Inc. (d)	8,000	273,040
Potlatch Corp.	15,341	724,250
Rock-Tenn Co. (d)	12,433	406,808
Schweitzer-Mauduit International, Inc.	5,342	129,757
Universal Forest Products, Inc.	7,306	357,263
Wausau-Mosinee Paper Corp.	15,447	219,965
Xerium Technologies, Inc.	3,000	29,970

		4,816,733

Pharmaceuticals (2.4%)
Acadia Pharmaceuticals, Inc. (b)	6,400	45,824
Adams Respiratory Therapeutics, Inc. (b)	13,900	623,415
Adventrx Pharmaceuticals, Inc. (b)	16,000	38,720
Alexion Pharmaceuticals, Inc. (b) (d)	16,069	667,988
Alnylam Pharmaceuticals, Inc. (b)	14,100	298,638
Altus Pharmaceuticals, Inc. (b) (d)	1,300	23,686
Anadys Pharmaceuticals, Inc. (b)	18,500	89,355

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Array BioPharma, Inc. (b)	17,300	238,048
AtheroGenics, Inc. (b) (d)	19,804	233,687
Auxilium Pharmaceuticals, Inc, (b) (d)	8,600	118,852
Avanir Pharmaceuticals (b) (d)	26,050	66,167
AVI BioPharma, Inc. (b) (d)	10,500	31,815
Bioenvision, Inc. (b)	15,500	75,950
BioMarin Pharmaceutical, Inc. (b)	41,068	777,828
Bradley Pharmaceuticals, Inc. (b)	7,400	148,814
Cadence Pharmaceuticals, Inc. (b)	200	2,446
Cell Genesys, Inc. (b) (d)	21,717	70,363
Conor Medsystems, Inc. (b)	12,005	398,806
Cubist Pharmaceuticals, Inc. (b)	24,920	458,528
Cytokinetics, Inc. (b)	8,600	68,026
Dendreon Corp. (b) (d)	37,778	162,068
Depomed, Inc. (b) (d)	21,100	74,694
Emisphere Technologies, Inc. (b) (d)	12,400	67,580
Encysive Pharmaceuticals, Inc. (b) (d)	35,377	118,513
Enzon, Inc. (b)	24,305	216,801
Geron Corp. (b) (d)	31,017	254,029
Hana Biosciences, Inc. (b) (d)	7,100	37,701
Indevus Pharmaceuticals, Inc. (b) (d)	26,100	167,823
Inter Parfums, Inc. (d)	1,900	37,848
Isis Pharmaceuticals, Inc. (b)	32,680	339,545
Keryx Biopharmaceuticals, Inc. (b) (d)	19,341	220,681
LifeCell Corp. (b) (d)	15,060	360,085
Mannatech, Inc. (d)	9,000	145,170
Medical Co. (b)	22,679	694,431
Medicis Pharmaceutical Corp. (d)	24,260	920,182
Metabasis Therapeutics, Inc. (b) (d)	4,200	27,762
Momenta Pharmaceuticals, Inc. (b)	8,700	167,823
Nastech Pharmaceutical Co., Inc. (b) (d)	10,300	135,239
Nektar Therapeutic (b) (d)	40,295	511,747
Neurocrine Biosciences, Inc. (b) (d)	18,635	260,517
New River Pharmaceuticals, Inc. (b) (d)	6,130	342,667
Northfield Laboratories, Inc. (b) (d)	19,000	75,240
Noven Pharmaceuticals, Inc. (b)	11,600	317,376
Nuvelo, Inc. (b) (d)	30,458	106,298
Onyx Pharmaceuticals, Inc. (b) (d)	21,220	251,457
Pain Therapeutics, Inc. (b) (d)	15,510	139,745
Panacos Pharmaceuticals, Inc. (b)	13,000	50,830
Parexel International Corp. (b)	13,251	433,970
Penwest Pharmaceuticals Co. (b) (d)	12,240	174,298
Peregrine Pharmaceuticals, Inc. (b)	82,000	95,940
Perrigo Co.	31,311	541,054
Pharmion Corp. (b)	10,165	323,755
POZEN, Inc. (b) (d)	12,505	211,460
PRA International (b) (d)	8,900	212,888
Progenics Pharmaceuticals, Inc. (b)	9,100	272,727
Regeneron Pharmaceuticals, Inc. (b)	20,377	405,299
Renovis, Inc. (b)	9,200	31,832
Salix Pharmaceuticals, Inc. (b) (d)	19,270	273,634
Santarus, Inc. (b)	22,600	157,296
Savient Pharmaceuticals, Inc. (b)	24,352	363,575
Sciele Pharma, Inc. (b) (d)	13,835	328,581
Somaxon Parmaceuticals, Inc. (b) (d)	3,400	45,186
SuperGen, Inc. (b)	25,034	128,925
Telik, Inc. (b) (d)	27,906	187,249
Trubion Pharmaceuricals, Inc. (b) (d)	300	6,252
United Therapeutics Corp. (b) (d)	10,812	579,523
Valeant Pharmaceuticals International	36,600	645,258

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Viropharma, Inc. (b)	26,800	456,404
Xenport, Inc. (b) (d)	7,000	166,880

		16,722,794

Pollution Control (0.2%)
Calgon Carbon Corp. (b) (d)	22,348	140,122
Casella Waste Systems, Inc., Class A (b) (d)	11,937	149,213
Clean Harbors, Inc. (b) (d)	7,400	396,936
Flanders Corp. (b)	10,555	92,673
Waste Connections, Inc. (b)	17,756	773,628
Waste Industries USA, Inc.	1,400	41,398
Waste Services, Inc. (b) (d)	11,399	129,037

		1,723,007

Printing & Publishing (0.4%)
Bowne & Co., Inc.	11,988	180,300
Cenveo, Inc. (b)	20,450	478,121
Courier Corp.	2,650	105,364
GateHouse Media, Inc.	7,110	134,948
Journal Register Co.	15,761	110,169
Playboy Enterprises, Inc. (b) (d)	11,334	125,127
Presstek, Inc. (b) (d)	12,985	79,468
PRIMEDIA, Inc. (b) (d)	63,200	107,440
ProQuest Co. (b)	14,079	156,277
Scholastic Corp. (b)	16,522	584,052
Sun-Times Media Group, Inc. (d)	31,774	141,077
Valassis Communications, Inc. (b)	22,800	350,436

		2,552,779

Radio (0.2%)
Citadel Broadcasting Co.	12,800	135,936
Cox Radio, Inc. (b)	20,590	322,439
Entercom Communications Corp.	15,700	442,583
Radio One, Inc. (b)	26,560	195,216
Spanish Broadcasting System, Inc. (b)	21,979	89,235

		1,185,409

Railroads (0.1%)
American Railcar Industries, Inc. (d)	2,000	59,360
Florida East Coast Industries, Inc. (d)	13,860	839,916

		899,276

Real Estate (0.4%)
AMREP Corp. (d)	1,100	112,365
Avatar Holdings, Inc. (b) (d)	2,092	168,783
California Coastal Communities, Inc. (b) (d)	2,500	50,325
CBRE Realty Finance, Inc. (d)	7,500	123,900
Consolidated-Tomoka Land Co. (d)	1,980	154,598
Crescent Real Estate Equities Co.	36,500	732,190
Crystal River Capital, Inc. (d)	5,800	160,080
Franklin Street Properties Corp. (d)	21,600	443,880
Getty Realty Corp.	5,435	169,300
HouseValues, Inc. (b) (d)	10,400	54,184
KKR Financial Corp.	33,100	895,686
Tarragon Realty Investors, Inc.	2,887	32,970

		3,098,261

Real Estate Investment Trusts (5.5%)
Acadia Realty Trust	15,899	408,445
Affordable Residential Communities (b) (d)	13,662	149,736
Agree Realty Corp.	4,100	147,395
Alexandria Real Estate Equities, Inc.	12,936	1,401,744

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
American Campus Communities, Inc.	11,750	374,473
American Financial Realty Trust	53,300	595,894
American Home Mortgage Investment Corp. (d)	16,680	582,799
Anthracite Capital, Inc. (d)	25,851	353,383
Arbor Realty Trust, Inc. (d)	6,130	195,608
Ashford Hospitality Trust	22,100	272,051
BioMed Realty Trust, Inc.	25,403	757,771
Bluegreen Corp. (b) (d)	5,500	71,940
Capital Lease Funding, Inc. (d)	15,000	168,150
Capital Trust, Inc., Class A	5,968	296,013
Cedar Shopping Centers, Inc.	22,000	368,500
Comercial Net Lease Realty (d)	21,840	518,700
Corporate Office Properties Trust	15,280	814,118
Cousins Properties, Inc.	14,502	567,608
Deerfield Triarc Capital Corp. (d)	25,500	425,850
DiamondRock Hospitality Co.	30,060	566,631
Digital Reality Trust, Inc.	12,210	438,827
EastGroup Properties, Inc.	8,810	482,259
Education Realty Trust, Inc.	12,200	183,366
Entertainment Properties Trust	10,514	681,938
Equity Inns, Inc. (d)	19,236	317,394
Equity Lifestyle Properties, Inc.	9,336	515,627
Equity One, Inc.	13,825	383,506
Extra Space Storage, Inc.	21,040	415,330
FelCor Lodging Trust, Inc.	25,800	569,406
Fieldstone Investment Co.	24,550	86,171
First Industrial Realty Trust, Inc.	20,202	954,747
First Potomac Realty Trust	12,300	369,369
Five Star Quality Care (b) (d)	10,100	122,513
Glimcher Realty Trust	14,178	400,670
GMH Communities Trust	17,370	170,400
Gramercy Capital Corp.	5,900	213,167
Healthcare Realty Trust, Inc. (d)	19,800	839,124
Hersha Hospitality Trust	16,200	181,278
Highland Hospitality Corp.	21,110	335,227
Home Properties of New York, Inc.	15,590	1,002,281
Impac Mortgage Holdings, Inc. (d)	26,428	227,809
Inland Real Estate Corp. (d)	26,470	535,223
Innkeepers USA Trust	19,361	317,327
Investors Real Estate Trust (d)	16,097	166,765
Jer Investors Trust, Inc.	7,800	159,744
Kite Realty Group Trust	8,869	172,946
LaSalle Hotel Properties	16,686	794,420
Lexington Corporate Properties Trust	31,795	676,598
LTC Properties, Inc.	7,740	218,268
Luminent Mortgage Capital, Inc.	18,057	167,208
Maguire Properties, Inc.	17,010	739,085
Medical Properties Trust, Inc. (d)	21,010	328,386
MFA Mortgage Investments, Inc.	27,374	203,663
Mid-America Apartment Communities, Inc.	10,992	660,839
Mills Corp.	25,800	558,570
National Health Investors, Inc.	8,037	257,988
Nationwide Health Properties, Inc.	37,674	1,255,298
Newcastle Investment Corp.	16,697	541,317
Northstar Realty Finance Corp.	21,020	371,003
Omega Healthcare Investors, Inc.	21,000	380,730
Parkway Properties, Inc. (d)	7,582	415,873
Pennsylvania Real Estate Investment Trust	16,967	724,491
Post Properties, Inc.	19,476	944,586

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
PS Business Parks, Inc.	7,045	529,854
Rait Investment Trust (d)	28,443	1,063,484
Ramco-Gershenson Properties Trust (d)	7,639	286,157

Realty Income Corp. (d)	42,900	1,234,662
Redwood Trust, Inc.	7,320	465,259
Republic Property Trust (d)	13,755	157,495
Resource Capital Corp.	5,800	108,228
Saul Centers, Inc. (d)	4,145	223,498
Senior Housing Properties Trust (d)	31,397	815,694
Sovran Self Storage, Inc.	7,401	444,060
Spirit Finance Corp.	40,410	505,933
Strategic Hotel Capital, Inc.	29,132	626,921
Sun Communities, Inc.	9,210	291,128
Sunstone Hotel Investors, Inc.	26,750	756,758
Tanger Factory Outlet Centers, Inc. (d)	11,497	466,778
Trustreet Properties, Inc.	25,027	423,957
U-Store-It Trust	19,710	433,029
Universal Health Realty Income Trust	4,673	188,976
Urstadt Biddle Properties, Inc., Class A	6,580	127,849
Washington Real Estate Investment Trust (d)	20,584	879,966
Winston Hotels, Inc.	8,745	121,818
Winthrop Realty Trust (d)	7,500	50,550

		38,719,600

Recreational Vehicles & Boats (0.1%)
Arctic Cat, Inc.	8,378	154,574
Polaris Industries, Inc. (d)	18,000	841,680

		996,254

Research & Development (0.3%)
Albany Molecular Research, Inc. (b)	9,385	95,539
Biosite, Inc. (b) (d)	7,771	418,701
Exponet, Inc. (b)	8,400	156,324
Forrester Research, Inc. (b)	6,981	196,585
Kendle International, Inc. (b)	6,400	248,576
MGI PHARMA, Inc. (b)	32,160	618,116
Pharmanet Development Group, Inc. (b) (d)	8,725	173,191
Senomyx, Inc. (b)	9,400	137,428
Trimeris, Inc. (b) (d)	10,068	135,515

		2,179,975

Residential Building Construction (0.2%)
Ameron International Corp.	3,000	242,010
Beacon Roofing Supply, Inc. (b) (d)	18,870	393,252
BlueLinx Holdings, Inc. (d)	3,580	39,845
Dycom Industries, Inc. (b)	14,896	337,096
Insituform Technologies, Inc. (b) (d)	13,482	376,283
M/I Schottenstein Homes, Inc. (d)	5,792	208,975

		1,597,461

Restaurants (1.3%)
AFC Enterprises, Inc. (b) (d)	12,575	210,757
Applebee’s International, Inc.	33,900	855,636
BJ’s Restaurants, Inc. (b) (d)	3,800	77,520
Bob Evans Farms, Inc.	16,959	576,097
Buffalo Wild Wings, Inc. (b)	4,015	204,283
California Pizza Kitchen, Inc. (b) (d)	10,080	359,352
Chipotle Mexican Grill, Inc. (b)	10,300	570,002
CKE Restaurants, Inc.	25,897	511,984
Cosi, Inc. (b) (d)	16,100	103,523

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Denny’s Corp. (b)	40,800	218,280
Domino’s Pizza, Inc.	13,860	395,980
IHOP Corp.	6,560	348,992
Jack in the Box, Inc. (b)	15,980	987,404
Landry’s Restaurants, Inc. (d)	6,814	204,079
Luby’s, Inc. (b)	7,400	80,142
McCormick & Schmick’s Seafood	3,100	77,965
Restaurants, Inc. (b)
Morton’s Restaurant Group, Inc. (b)	3,300	61,743
O’Charley’s, Inc. (b)	10,925	232,047
P.F. Chang’s China Bistro, Inc. (b) (d)	12,385	490,570
Papa John’s International, Inc. (b) (d)	12,224	337,627
Ruby Tuesday, Inc. (d)	22,760	651,164
Ruth’s Chris Steak House, Inc. (b) (d)	9,900	212,652
Sonic Corp. (b) (d)	32,110	713,163
Steak n Shake Co. (The) (b) (d)	8,372	147,682
Texas Roadhouse, Inc., Class A (b) (d)	18,375	248,798
Triarc Cos., Inc. (d)	22,895	447,597

		9,325,039

Retail (3.0%)
1-800-FLOWERS.COM (b)	8,646	61,041
99 CENTS Only Stores (b)	23,316	346,243
A.C. Moore Arts & Crafts, Inc. (b) (d)	9,180	185,620
Alexander’s, Inc. (b) (d)	700	303,002
America’s Car-Mart, Inc. (b) (d)	5,686	59,191
Asbury Automotive Group, Inc.	2,860	69,956
Big 5 Sporting Goods Corp.	10,600	257,474
Big Lots, Inc. (b)	48,100	1,247,234
Blockbuster, Inc. (b) (d)	86,480	561,255
Bon-Ton Stores, Inc. (The) (d)	3,860	140,890
Books-A-Million, Inc (d)	7,300	139,430
Borders Group, Inc. (d)	28,900	606,322
Build-A-Bear-Workshop, Inc. (b) (d)	4,900	147,441
Building Materials Holding Corp. (d)	13,341	317,916
Cabela’s, Inc. (b) (d)	10,905	261,502
Cache, Inc. (b) (d)	7,000	161,070
Carter’s, Inc. (b)	19,408	492,963
Casey’s General Stores, Inc.	23,780	606,866
Cash America International, Inc.	12,554	536,181
Casual Male Retail Group, Inc. (b)	14,606	182,283
Cato Corp.	12,291	277,408
CBRL Group, Inc.	14,400	675,216
CEC Entertainment, Inc. (b)	12,548	530,655
Charlotte Russe Holding, Inc. (b)	8,236	251,610
Children’s Place Retail Store, Inc. (The) (b)	9,011	488,486
Christopher & Banks Corp.	17,239	306,509
Citi Trends, Inc. (b)	2,100	82,761
Conn’s, Inc. (b) (d)	2,400	56,328
Cost Plus, Inc. (b) (d)	12,785	131,686
CSK Auto Corp. (b) (d)	15,800	261,806
Digital Theater Systems, Inc. (b) (d)	9,312	228,423
Dress Barn, Inc. (b)	19,229	432,076
EZCORP, Inc. (b)	15,900	266,007
Fossil, Inc. (b) (d)	17,845	401,691
Fred’s, Inc.	20,560	276,532
Genesco, Inc. (b)	8,720	343,481
Group 1 Automotive, Inc.	11,363	602,239
Guitar Center, Inc. (b) (d)	13,655	624,716
Gymboree Corp. (b)	15,102	653,766
Haverty Furniture Co., Inc. (d)	10,475	160,372

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Hibbet Sporting Goods, Inc. (b) (d)	14,959	480,333
Insight Enterprises, Inc. (b)	19,962	405,827
Jo-Ann Stores, Inc. (b) (d)	11,983	302,930
Liquidity Services, Inc. (b)	4,635	92,607
M&F Worldwide Corp. (b)	3,700	126,170
Men’s Wearhouse, Inc.	18,900	811,566
Movado Group, Inc. (d)	8,037	230,662
New York & Co., Inc. (b) (d)	6,600	96,426
Pantry, Inc. (The) (b) (d)	10,375	506,404
Pier 1 Imports, Inc. (d)	34,300	232,211
RARE Hospitality International, Inc. (b)	15,571	491,109
Regis Corp.	18,975	792,965
Restoration Hardware, Inc. (b) (d)	14,020	98,280
Retail Ventures, Inc. (b) (d)	8,805	173,899
Rush Enterprises, Inc. (b)	10,000	183,200
Smart & Final, Inc. (b) (d)	4,204	77,942
Sonic Automotive, Inc.	10,752	337,075
Stein Mart, Inc. (d)	8,333	112,579
Susser Holdings Corp. (b)	900	16,344
Talbots, Inc.	9,600	226,560
Tuesday Morning Corp. (d)	14,842	247,268
Village Super Market, Inc., Class A	1,300	110,474
Weis Markets, Inc. (d)	4,283	185,368
West Marine, Inc. (b) (d)	8,962	156,118
Zale Corp. (b)	22,302	613,751
Zumiez, Inc. (b) (d)	7,100	233,590

		21,077,306

Retail / Food & Drug (0.4%)
Arden Group, Inc., Class A	168	19,992
Ingles Markets, Inc., Class A	6,452	236,272
Longs Drug Stores Corp.	12,043	517,849
Nash-Finch Co. (d)	7,435	214,723
Pathmark Stores, Inc. (b)	26,268	287,897
Ruddick Corp. (d)	14,589	405,574
Spartan Stores, Inc.	10,400	246,064
United Natural Foods, Inc. (b) (d)	19,572	646,660
Wild Oats Markets, Inc. (b) (d)	14,980	217,659

		2,792,690

Retirement & Aged Care (0.0%)
Emeritus Co. (b)	500	13,605

Semiconductors (2.3%)
Actel Corp. (b)	11,909	212,695
Advanced Analogic Technologies, Inc. (b) (d)	9,500	53,865
AMIS Holdings, Inc. (b)	13,175	136,230
Amkor Technology, Inc. (b) (d)	40,200	423,306
Applied Micro Circuits Corp. (b)	138,970	478,057
Asyst Technologies, Inc. (b)	18,409	119,474
ATMI, Inc. (b) (d)	16,457	550,322
Axcelis Technologies, Inc. (b)	48,833	314,485
Bookham, Inc. (b) (d)	28,000	81,200
Brooks Automation, Inc. (b)	28,478	396,414
Cirrus Logic, Inc. (b)	42,797	317,554
COHU, Inc.	10,845	216,900
Conexant Systems, Inc. (b) (d)	187,040	347,894
Credence Systems Corp. (b)	53,422	260,165
Cymer, Inc. (b)	16,038	677,285
Diodes, Inc. (b)	9,660	354,232
EMCORE Corp. (b) (d)	22,900	93,432
Emulex Corp. (b)	33,140	588,235

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Entegris, Inc. (b) (d)	52,554	563,904
Exar Corp. (b)	17,764	232,708
FEI Co. (b)	11,968	301,115
FormFactor, Inc. (b)	20,637	838,893
Genesis Microchip, Inc. (b)	18,504	146,367
Hittite Microwave Corp. (b)	4,300	149,554
Ikanos Communications (b) (d)	5,400	43,740
Ixia (b) (d)	13,636	128,860
IXYS Corp. (b) (d)	6,702	60,385
Kopin Corp. (b) (d)	23,607	91,123
LTX Corp. (b)	26,373	139,249
Mattson Technology, Inc. (b)	22,474	195,749
Microsemi Corp. (b) (d)	27,408	498,826
Microtune, Inc. (b) (d)	16,350	82,077
Mindspeed Technologies, Inc. (b)	61,300	120,761
MIPS Technologies, Inc. (b) (d)	19,574	162,856
MKS Instruments, Inc. (b)	17,523	383,228
Monolithic Power Systems (b) (d)	5,700	70,167
Mosys, Inc. (b) (d)	5,200	42,952
Netlogic Microsystems, Inc. (b) (d)	7,500	179,100
Nextest Systems Corp. (b)	700	7,658
OmniVision Technologies, Inc. (b)	25,328	292,285
ON Semiconductor Corp. (b) (d)	69,313	579,457
Optical Communication Products, Inc. (b) (d)	1,817	2,835
OSI Systems, Inc. (b) (d)	8,376	200,856
Pericom Semiconductor Corp. (b)	10,500	104,685
Photronics Corp. (b)	14,292	238,105
Rudolph Technologies, Inc. (b)	11,487	179,542
Semitool, Inc. (b)	6,218	69,890
Semtech Corp. (b)	34,735	475,870
Silicon Image, Inc. (b)	31,206	377,281
Silicon Storage Technology, Inc. (b)	31,284	155,794
SiRF Technology Holdings, Inc. (b) (d)	20,475	601,146
Skyworks Solutions Co. (b)	68,837	452,259
SunPower Corp., Class A (b) (d)	5,245	232,354
Supertex, Inc. (b) (d)	6,080	227,027
Techwell, Inc. (b) (d)	500	8,555
Tessera Technologies, Inc. (b) (d)	20,728	792,638
Transmeta Corp. (b) (d)	51,700	47,564
Transwitch Corp. (b) (d)	39,500	53,720
TriQuint Semiconductor, Inc. (b)	67,339	316,493
Ultratech Stepper, Inc. (b) (d)	13,150	159,641
Veeco Instruments, Inc. (b)	12,042	231,086
Virage Logic Corp. (b) (d)	2,000	15,440
Volterra Semiconductor Corp. (b) (d)	5,100	67,218
X-Rite, Inc. (d)	15,141	170,033

		16,112,791

Services (1.4%)
Advance America Cash Advance Centers, Inc.	24,780	345,929
American Ecology Corp. (d)	8,900	173,639
aQuantive, Inc. (b) (d)	32,399	868,293
Arbitron, Inc.	12,253	568,172
Central Parking Corp. (d)	2,390	47,609
Clark, Inc.	5,300	87,556
Coinmach Service Corp.	6,600	73,920
Coinstar, Inc. (b)	13,538	409,389
Cornell Cos., Inc. (b) (d)	6,700	127,166
First Advantage Corp., Class A (b) (d)	2,336	52,794

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
FTI Consulting, Inc. (b)	14,775	404,983
Gaiam, Inc. (b)	8,400	106,512
Geo Group, Inc. (The) (b)	8,572	375,625
Healthcare Services Group, Inc. (d)	13,700	396,204
ICT Group, Inc. (b)	1,300	37,076
Labor Ready, Inc. (b)	21,469	403,188
Manhattan Associates, Inc. (b)	9,940	279,016
MasTec, Inc. (b)	13,546	152,393
National Healthcare Corp.	1,700	93,330
Perini Corp. (b)	7,883	238,224
Perot Systems Corp., Class A (b)	32,748	535,102
PHH Corp. (b)	22,720	664,787
Rent-A-Center, Inc. (b)	30,150	888,219
Rollins, Inc.	10,261	223,895
Secure Computing Corp. (b)	21,691	144,462
Sotheby's Holdings, Inc.	26,798	993,669
Source Interlink Cos., Inc. (b) (d)	19,389	142,509
Stewart Enterprises, Inc., Class A	36,872	262,160
Team, Inc. (b) (d)	3,500	119,525
Tetra Tech, Inc. (b)	26,307	473,000
Vertrue, Inc. (b) (d)	4,455	207,113
Volt Information Sciences, Inc. (b) (d)	6,458	228,337

		10,123,796

Steel (0.4%)
AK Steel Holding Corp. (b)	44,040	926,602
Chaparral Steel Co.	18,566	952,064
Olympic Steel, Inc.	4,900	130,340
Ryerson Tull, Inc. (d)	12,409	389,270
Schnitzer Steel Industries, Inc.	11,179	430,392
Wheeling-Pittsburgh Corp. (b) (d)	5,140	125,981

		2,954,649

Technology (1.7%)
Acacia Research—Acacia Technologies (b)	11,600	157,296
American Reprographics Co. (b)	9,200	288,144
Andrew Corp. (b)	62,400	662,688
Benchmark Electronics, Inc. (b)	27,365	619,817
Black Box Corp. (d)	7,677	315,371
CommScope, Inc. (b)	23,067	745,295
Concur Technologies, Inc. (b) (d)	16,300	245,315
CTS Corp. (d)	12,337	191,224
Digi International, Inc. (b)	7,600	94,392
Dionex Corp. (b) (d)	7,345	436,440
EMS Technologies, Inc. (b)	8,000	165,760
Excel Technology, Inc. (b)	7,319	201,565
Input/Output, Inc. (b) (d)	32,286	441,995
Kanbay International, Inc. (b)	12,575	363,921
KEMET Corp. (b)	30,306	228,507
Kronos, Inc. (b)	14,997	569,886
Kulicke & Soffa Industries, Inc. (b)	28,868	267,895
Lattice Semiconductor Corp. (b)	49,975	292,854
Lionbridge Technologies, Inc. (b) (d)	20,000	129,400
Medis Technologies, Inc. (b) (d)	8,677	112,194
Merge Technologies, Inc. (b)	11,295	62,348
Micros Systems, Inc. (b)	17,534	987,163
MTC Technologies, Inc. (b)	3,562	81,463
Ness Technologies, Inc. (b)	14,875	199,474
Opsware, Inc. (b) (d)	30,088	240,704
Orbital Sciences Corp. (b)	25,122	428,581
ParkerVision, Inc. (b) (d)	4,800	49,200
Plantronics, Inc. (d)	18,505	364,549

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Plexus Corp. (b)	18,204	305,827
Progress Software Corp. (b)	17,135	486,805
Rentech, Inc. (b) (d)	49,900	176,646
Sonic Solutions (b) (d)	9,000	165,150
Symmetricom, Inc. (b) (d)	21,285	181,774
Synagro Technologies, Inc. (d)	34,900	200,675
Varian Semiconductor Equipment Associates, Inc. (b)	23,964	986,119
Varian, Inc. (b)	14,369	768,885

		12,215,322

Telecommunications (1.8%)
ADTRAN, Inc.	29,805	660,479
Alaska Communications Systems	20,000	323,200
Holdings, Inc.
Align Technology, Inc. (b) (d)	21,692	359,003
Anaren Microwave, Inc. (b)	9,593	158,285
Arris Group, Inc. (b)	48,333	687,295
Atlantic Tele-Network, Inc.	4,400	132,176
Carrier Access Corp. (b) (d)	11,600	66,816
Cbeyond, Inc. (b)	7,575	225,129
Centennial Communications Corp. (b) (d)	7,500	57,525
Cincinnati Bell, Inc. (b)	98,379	478,122
Commonwealth Telephone Enterprises, Inc.	9,648	407,532
Comtech Telecommunications Corp. (b)	10,970	394,920
Consolidated Communications	8,100	178,605
Holdings, Inc.
CPI International, Inc. (b)	400	6,288
CT Communications, Inc. (d)	10,070	246,010
Ditech Networks, Inc. (b)	14,620	104,825
Dobson Communications Corp. (b) (d)	63,080	611,245
Eschelon Telecom, Inc. (b)	5,800	132,008
FairPoint Communications, Inc.	14,700	297,822
FiberTower Corp. (b)	50,080	261,918
Finisar Corp. (b) (d)	96,180	311,623
General Cable Corp. (b)	20,290	875,107
General Communication, Inc. (b) (d)	20,248	313,034
Golden Telecom, Inc.	8,375	433,658
Harris Stratex Networks, Inc., Class A (b)	8,750	192,325
IDT Corp. (b) (d)	22,235	299,061
InfoSpace, Inc. (b)	14,909	346,485
InterVoice-Brite, Inc. (b) (d)	17,456	114,511
Iowa Telecommunications Services, Inc.	16,500	331,650
iPCS, Inc. (b) (d)	7,500	399,825
Lightbridge, Inc. (b)	13,300	213,465
Loral Space and Communications, Inc. (b)	3,700	176,379
Neon Communications, Inc. (b) (c) (e)	125	0
North Pittsburgh Systems, Inc.	4,023	94,822
NTELOS Holdings Corp. (b)	7,360	137,043
Optium Corp. (b) (d)	3,000	71,670
Orbcomm, Inc. (b)	600	7,266
Premiere Global Services, Inc. (b)	29,575	279,780
Radyne, Inc. (b)	10,000	104,600
RCN Corp. (b)	10,230	303,729
Savvis, Inc. (b)	14,530	651,235
Shenandoah Telecommunications Co. (d)	2,061	95,589

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Sirenza Microdevices, Inc. (b)	9,400	66,176
SureWest Communications (d)	5,000	139,850
UTStarcom, Inc. (b) (d)	50,725	447,902
Vonage Holdings Corp. (b)	15,300	86,904
XO Communications, Inc. (b) (c) (e)	5,400	0
Zhone Technologies, Inc. (b) (d)	36,540	43,117

		12,326,009

Therapeutics (0.0%)
Osiris Therapeutics, Inc. (b)	300	6,969

Tire & Rubber (0.1%)
Bandag, Inc. (d)	3,887	198,043
Cooper Tire & Rubber Co.	29,268	467,995

		666,038

Tobacco (0.2%)
Alliance One International, Inc. (b)	43,811	336,030
Universal Corp.	12,132	586,340
Vector Group Ltd. (d)	20,218	363,317

		1,285,687

Transportation Services (1.4%)
Abx Air, Inc. (b)	18,700	127,721
Ambassadors International, Inc. (d)	4,300	186,749
AMERCO, Inc. (b)	4,104	343,874
American Commercial Lines, Inc. (b)	12,300	866,411
Arkansas Best Corp.	12,225	467,240
Atlas Air Worldwide Holdings, Inc (b)	9,700	465,115
Bristow Group, Inc. (b)	8,200	306,270
Celadon Group, Inc. (b)	10,900	183,011
Dynamex, Inc. (b)	2,160	52,747
EGL, Inc. (b) (d)	14,173	540,133
Forward Air Corp.	15,091	473,556
Genesee & Wyoming, Inc., Class A (b)	13,380	377,182
Greenbrier Cos., Inc. (d)	7,190	207,575
Gulfmark Offshore, Inc. (b)	9,040	326,434
Heartland Express, Inc. (d)	21,746	368,160
Horizon Lines, Inc., Class A	4,700	139,825
Hornbeck Offshore Services, Inc. (b)	12,710	349,779
HUB Group, Inc., Class A (b)	15,215	454,320
Interpool, Inc. (d)	2,700	66,717
Knight Transportation, Inc. (d)	20,920	393,296
Marten Transport Ltd. (b)	3,845	58,867
Old Dominion Freight Line, Inc. (b)	13,679	380,003
P.A.M. Transportation Services, Inc. (b)	1,200	26,376
Pacer International, Inc.	16,924	527,352
Patriot Transportation Holding, Inc. (b)	100	8,503
PHI, Inc. (b) (d)	3,900	117,312
Quality Distribution, Inc. (b)	900	9,063
RailAmerica, Inc. (b)	13,719	222,385
Saia, Inc. (b)	7,755	206,671
Sirva, Inc. (b)	13,300	41,097
Standard Parking Corp. (b)	1,000	38,080
Star Maritime Acquisition Corp. (b) (d)	2,800	27,776
TAL International Group, Inc.	4,700	123,892
U.S. Xpress Enterprises, Inc. (b)	5,100	94,197
Universal Truckload Services, Inc. (b)	1,600	41,408
USA Truck, Inc. (b)	4,600	73,646

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Werner Enterprises, Inc. (d)	24,962	474,528
Wright Express Corp. (b)	15,475	477,713

		9,644,984

Utilities (1.5%)
ALLETE, Inc.	10,760	517,448
Black Hills Corp.	15,680	581,258
CH Energy Group, Inc. (d)	5,463	278,832
Duquesne Light Holdings, Inc.	35,704	714,437
Empire District Electric Co. (d)	13,776	328,007
FuelCell Energy, Inc. (b) (d)	28,243	186,686
Headwaters, Inc. (b) (d)	16,844	382,696
IDACORP, Inc. (d)	19,714	728,432
Littlelfuse, Inc. (b)	10,866	341,084
MGE Energy, Inc. (d)	6,823	233,210
Northwestern Corp.	13,300	476,938
Ormat Technologies, Inc. (d)	2,030	79,556
Otter Tail Co.	10,440	337,525
Pike Electric Corp. (b)	9,200	149,684
PNM Resources, Inc.	34,200	1,042,416
Portland General Electric Co. (d)	11,100	290,154
Time Warner Telecom, Inc. (b)	59,464	1,384,321
UIL Holdings Corp.	12,013	466,225
UniSource Energy Corp.	16,564	621,481
Westar Energy, Inc.	39,300	1,043,808

		10,184,198

Veterinary Services (0.0%)
PetMed Express, Inc. (b) (d)	9,500	112,290

Warehousing (0.1%)
Mobile Mini, Inc. (b) (d)	14,629	388,985

Water (0.2%)
American States Water Co. (d)	7,446	291,809
Basin Water, Inc. (b) (d)	5,500	36,685
California Water Service Group (d)	9,697	385,553
Mueller Water Products, Inc. (d)	49,970	687,087
Southwest Water Co. (d)	11,125	145,849

		1,546,983

Wireless Equipment (0.4%)
Atheros Communications (b) (d)	21,565	512,384
CalAmp Corp. (b)	13,600	108,256
I.D. Systems, Inc. (b) (d)	7,000	107,450
InPhonic, Inc. (b) (d)	12,980	180,162
InterDigital Communications Corp. (b)	21,850	757,978
Novatel Wireless, Inc. (b) (d)	15,504	175,040
Powerwave Technologies, Inc. (b) (d)	49,805	290,861
Syniverse Holdings, Inc. (b)	7,000	102,760
Universal Electronics, Inc. (b) (d)	4,156	86,777
USA Mobility, Inc.	11,724	237,997
ViaSat, Inc. (b)	7,623	251,330
Wireless Facilities, Inc. (b) (d)	19,760	46,436

		2,857,431

Total Common Stocks		576,700,829

Repurchase Agreements (17.1%)
Nomura Securities, 5.14% dated 01/31/07, due 02/01/07, repurchase price $119,509,025 collateralized by U.S. Government Agency Mortgages with a market value of $121,881,803	119,491,964	119,491,964

Gartmore Small Cap Index Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Total Repurchase Agreements		119,491,964

Short-Term Securities Held as Collateral for Securities on Loan (16.1%)
GE Life and Annuity Funding Agreement, 5.42%, 02/29/08	5,000,000	5,000,000
Islandsbanki HF Corp. Medium Term Note, 5.39%, 03/22/07	2,500,000	2,500,000
Citigroup Global Markets, Inc. Master Note, 5.38%, 02/07/07	10,000,000	10,000,000
Citigroup Global Markets, Inc. Master Note, 5.38%, 02/07/07	5,000,000	5,000,000
Dorada Finance, Inc. Medium Term Note, 5.37%, 11/15/07	5,000,000	5,000,000
Alliance & Leister PLC Medium Term Note, 5.33%, 02/29/08	5,000,000	5,000,000
Merrill Lynch Mortgage Capital Master Note, 5.41%, 12/18/06	10,000,000	10,000,000
Morgan Stanley Master Note, 5.49%, 02/29/08	5,000,000	5,000,000
Wachovia Bank Bank Note, 5.37%, 10/02/08	5,000,000	5,000,000
Washington Mutual Bank Domestic Certificate of deposit, 5.32%, 02/20/07	4,000,000	4,000,000
CDC Financial Prod., Inc. Master Note, 5.36%, 03/30/07	25,000,000	25,000,000
Dexia Bank Time Deposit, 5.34%, 06/01/07	5,000,000	5,000,000
Deutsche Bank Time Deposit, 5.33%, 06/01/07	5,000,000	5,000,000
Bank of Ireland Medium Term Note, 5.38%, 12/29/08	4,999,525	4,999,525
Banc of America Securities LLC Repurchase Agreement, 5.32%, dated 01/31/07, due 02/01/07, repurchase price $25,809,803, collateralized by U.S. Government Agency Mortgages with a market value of $26,322,109	25,805,989	25,805,989

Total Short-Term Securities Held as Collateral for Securities on Loan		112,305,514

Total Investments (Cost $719,526,357) (a) - (115.5%)		808,498,307
Liabilities in excess of other assets - (15.5)%		(108,432,777)

NET ASSETS - 100.0%		$700,065,530

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Fair Valued Security.
(d)	All or part of the security was on loan as of January 31, 2007.
(e)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

At January 31, 2007, the Fund’s open long futures contracts were as follows:

Number of Contracts	Long Contracts*	Expiration	Market Value Covered By Contracts	Unrealized Appreciation (Depreciation)
306	Russell 2000	03/15/07	$123,073,200	$1,127,861

*	Cash pledged as collateral.

See notes to statements of investments.

Gartmore Investor Destinations Aggressive Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (100.0%)
Equity Funds (95.0%)
Gartmore International Index Fund, Institutional Class (b)	26,438,679	$290,825,471
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	9,208,573	145,863,802
Gartmore S&P 500 Index Fund, Institutional Class (b)	31,711,750	389,103,172
Gartmore Small Cap Index Fund, Institutional Class (b)	7,421,628	97,223,326

		923,015,771

Fixed Income Funds (5.0%)
Gartmore Bond Index Fund, Institutional Class (b)	4,517,734	48,430,111

Total Mutual Funds		971,445,882

Total Investments (Cost $806,757,260) (a) - 100.0%		971,445,882

Liabilities in excess of other assets - 0.0%		(281,851)

NET ASSETS - 100.0%		$971,164,031

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.

See notes to statements of investments.

Gartmore Investor Destinations Moderately Aggressive Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (95.8%)
Equity Funds (80.1%)
Gartmore International Index Fund, Institutional Class (b)	35,265,516	$387,920,680
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	14,813,740	234,649,646
Gartmore S&P 500 Index Fund, Institutional Class (b)	44,433,800	545,202,726
Gartmore Small Cap Index Fund, Institutional Class (b)	5,979,584	78,332,548

		1,246,105,600

Fixed Income Funds (15.7%)
Gartmore Bond Index Fund, Institutional Class (b)	21,634,434	231,921,137
Gartmore Enhanced Income Fund, Institutional Class (b)	1,373,608	12,541,039

		244,462,176

Total Mutual Funds		1,490,567,776

Fixed Contract (4.2%)
Nationwide Fixed Contract, 3.50% (b) (c)	64,598,602	64,598,602

Total Fixed Contract		64,598,602

Total Investments (Cost $1,322,498,499) (a) - 100.0%		1,555,166,378
Other assets in excess of liabilities - 0.0%		315,300

NET ASSETS - 100.0%		$1,555,481,678

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

See notes to statements of investments.

Gartmore Investor Destinations Moderate Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (90.0%)
Equity Funds (60.2%)
Gartmore International Index Fund, Institutional Class (b)	21,362,200	$234,984,196
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	9,998,258	158,372,403
Gartmore S&P 500 Index Fund, Institutional Class (b)	38,169,143	468,335,379
Gartmore Small Cap Index Fund, Institutional Class (b)	6,018,519	78,842,594

		940,534,572

Fixed Income Funds (29.8%)
Gartmore Bond Index Fund, Institutional Class (b)	36,081,341	386,791,979
Gartmore Enhanced Income Fund, Institutional Class (b)	8,533,300	77,909,028

		464,701,007

Total Mutual Funds		1,405,235,579

Fixed Contract (9.9%)
Nationwide Fixed Contract, 3.50% (b)(c)	$154,185,657	154,185,657

Total Fixed Contract		154,185,657

Total Investments (Cost $1,389,282,634) (a) - 99.9%		1,559,421,236
Other assets in excess of liabilities - 0.1%		864,252

NET ASSETS - 100.0%		$1,560,285,488

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

See notes to statements of investments.

Gartmore Investor Destinations Moderately Conservative Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (85.9%)
Equity Funds (40.5%)
Gartmore International Index Fund, Institutional Class (b)	3,130,369	$34,434,055
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	2,188,675	34,668,618
Gartmore S&P 500 Index Fund, Institutional Class (b)	5,564,539	68,276,894

		137,379,567

Fixed Income Funds (45.4%)
Gartmore Bond Index Fund, Institutional Class (b)	10,967,756	117,574,344
Gartmore Enhanced Income Fund, Institutional Class (b)	3,990,857	36,436,522

		154,010,866

Total Mutual Funds		291,390,433

Fixed Contract (14.0%)
Nationwide Fixed Contract, 3.50% (b)(c)	47,622,884	47,622,884

Total Fixed Contract		47,622,884

Total Investments (Cost $319,676,828) (a) - 99.9%		339,013,317
Other assets in excess of liabilities - 0.1%		294,483

NET ASSETS - 100.0%		$339,307,800

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

See notes to statements of investments.

Gartmore Investor Destinations Conservative Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (75.2%)
Equity Funds (20.2%)
Gartmore International Index Fund, Institutional Class (b)	995,688	$10,952,564
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	695,548	11,017,483
Gartmore S&P 500 Index Fund, Institutional Class (b)	1,779,134	21,829,973

		43,800,020

Fixed Income Funds (55.0%)
Gartmore Bond Index Fund, Institutional Class (b)	8,370,944	89,736,522
Gartmore Enhanced Income Fund, Institutional Class (b)	3,261,358	29,776,198

		119,512,720

Total Mutual Funds		163,312,740

Fixed Contract (24.7%)
Nationwide Fixed Contract, 3.50% (b)(c)	53,693,299	53,693,299

Total Fixed Contract		53,693,299

Total Investments (Cost $ 211,480,828) (a) - 99.9%		217,006,039
Other assets in excess of liabilities - 0.1%		211,502

NET ASSETS - 100.0%		$217,217,541

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

See notes to statements of investments.

Gartmore Optimal Allocations Fund: Growth

Statement of Investments

January 31, 2007

(Unaudited)

	Shares	Value
Mutual Funds (82.1%)
Equity Funds (80.8%)
Credit Suisse Commodity Return Strategy Fund	49,510	$541,142
Gartmore Emerging Markets Fund, Institutional Class (b)	31,541	563,003
Gartmore Global Financial Services Fund, Institutional Class (b)	81,084	1,304,650
Gartmore Global Health Sciences Fund, Institutional Class (b)	85,240	992,195
Gartmore Global Natural Resources Fund, Institutional Class (b)	28,159	527,701
Gartmore Global Technology and Communications Fund, Institutional Class (b)	182,865	830,206
Gartmore Global Utilities Fund, Institutional Class (b)	30,573	415,483
Gartmore International Growth Fund, Institutional Class (b)	88,258	1,270,026
Gartmore Market Neutral Fund (b)	41,816	411,050
Gartmore Micro Cap Equity Fund, Institutional Class (b)	22,141	412,050
Gartmore Nationwide Leaders Fund (b)	79,994	1,114,321
Gartmore Small Cap Fund, Institutional Class (b)	43,505	984,508
Gartmore U.S. Growth Leaders Fund, Institutional Class (b)	107,563	1,116,499
Gartmore U.S. Growth Leaders	91,235	968,915

Long-Short Fund, Institutional Class (b)		11,451,749

Money Market Funds (1.3%)
AIM Liquid Assets Portfolio	190,405	190,405

Total Mutual Funds		11,642,154

Exchange Traded Funds (17.7%)
Equity Funds (14.0%)
iShares Cohen & Steers Realty Majors Index Fund	9,420	1,040,816
iShares Russell Midcap Index Fund	5,297	546,651
iShares S&P 500 Index Fund	2,814	405,244

		1,992,711

Fixed Income Funds (3.7%)
iShares Lehman US Treasury Inflation Protected Securities Fund	5,365	531,242

Total Exchange Traded Funds		2,523,953

Total Investments (Cost $13,697,476) (a) - 99.8%		14,166,107
Other assets in excess of liabilities - 0.2%		27,551

NET ASSETS - 100.0%		$14,193,658

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.

See notes to statements of investments.

Gartmore Optimal Allocations Fund: Moderate Growth

Statement of Investments

January 31, 2007

(Unaudited)

	Shares	Value
Mutual Funds (77.6%)
Equity Funds (73.8%)
Credit Suisse Commodity Return Strategy Fund	117,379	$1,282,955
Gartmore Emerging Markets Fund, Institutional Class (b)	56,238	1,003,852
Gartmore Global Financial Services Fund, Institutional Class (b)	173,128	2,785,625
Gartmore Global Health Sciences Fund, Institutional Class (b)	173,659	2,021,395
Gartmore Global Natural Resources Fund, Institutional Class (b)	66,687	1,249,711
Gartmore Global Technology and Communications Fund, Institutional Class (b)	289,428	1,314,005
Gartmore Global Utilities Fund, Institutional Class (b)	72,588	986,466
Gartmore International Growth Fund, Institutional Class (b)	209,721	3,017,886
Gartmore Market Neutral Fund (b)	132,418	1,301,671
Gartmore Mid Cap Growth Fund, Institutional Class (b)	58,682	974,115
Gartmore Nationwide Leaders Fund (b)	142,502	1,985,059
Gartmore Small Cap Fund, Institutional Class (b)	73,826	1,670,685
Gartmore U.S. Growth Leaders Fund, Institutional Class (b)	159,628	1,656,937
Gartmore U.S. Growth Leaders Long-Short Fund, Institutional Class (b)	216,716	2,301,521
Oppenheimer International Bond Fund	216,728	1,285,197

		24,837,080

Fixed Income Funds (2.9%)
Gartmore High Yield Bond Fund, Institutional Class (b)	138,087	980,416

Money Market Funds (0.9%)
Aim Liquid Assets Portfolio	315,671	315,671

Total Mutual Funds		26,133,167

Exchange Traded Funds (21.5%)
Equity Funds (9.3%)
iShares Cohen & Steers Realty Majors Index Fund	19,371	2,140,302
iShares Russell Midcap Index Fund	3,212	331,478
iShares S&P 500 Index Fund	4,463	642,717

		3,114,497

Fixed Income Funds (12.2%)
iShares Lehman Aggregate Bond Fund	15,997	1,594,901
iShares Lehman US Treasury Inflation Protected Securities Fund	25,510	2,526,000

		4,120,901

Total Exchange Traded Funds		7,235,398

Total Investments (Cost $31,923,622) (a) - 99.1%		33,368,565
Other assets in excess of liabilities - 0.9%		294,715

NET ASSETS - 100.0%		$33,663,280

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.

See notes to statements of investments.

Gartmore Optimal Allocations Fund: Moderate

Statement of Investments

January 31, 2007

(Unaudited)

	Shares	Value
Mutual Funds (72.5%)
Equity Funds (65.8%)
Credit Suisse Commodity Return Strategy Fund	93,318	$1,019,968
Gartmore Emerging Markets Fund, Institutional Class (b)	39,697	708,599
Gartmore Global Financial Services Fund, Institutional Class (b)	144,572	2,326,164
Gartmore Global Health Sciences Fund, Institutional Class (b)	122,612	1,427,198
Gartmore Global Natural Resources Fund, Institutional Class (b)	53,042	993,998
Gartmore Global Technology and Communications Fund, Institutional Class (b)	153,451	696,667
Gartmore Global Utilities Fund, Institutional Class (b)	51,280	696,901
Gartmore International Growth Fund, Institutional Class (b)	172,759	2,486,002
Gartmore Market Neutral Fund (b)	175,361	1,723,798
Gartmore Mid Cap Growth Fund, Institutional Class (b)	80,730	1,340,125
Gartmore Nationwide Leaders Fund (b)	101,554	1,414,649
Gartmore Small Cap Fund, Institutional Class (b)	47,477	1,074,407
Gartmore U.S. Growth Leaders Fund, Institutional Class (b)	67,679	702,510
Gartmore U.S. Growth Leaders Long-Short Fund, Institutional Class (b)	196,822	2,090,251
iShares Cohen & Steers Realty Majors Index Fund	16,620	1,836,344
Oppenheimer International Bond Fund	459,387	2,724,167

		23,261,748

Fixed Income Funds (4.8%)
Gartmore High Yield Bond Fund, Institutional Class (b)	237,474	1,686,067

Money Market Funds (1.9%)
AIM Liquid Assets Portfolio	$680,346	680,346

Total Mutual Funds		25,628,161

Exchange Traded Funds (27.1%)
Equity Funds (1.9%)
iShares S&P 500 Index Fund	4,630	666,766

Fixed Income Funds (25.2%)
iShares Lehman 1-3 Year Treasury Bond Fund	20,672	1,655,620
iShares Lehman Aggregate Bond Fund	39,890	3,977,034
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	33,171	3,284,592

		8,917,246

Total Exchange Traded Funds		9,584,012

Total Investments (Cost $34,034,001) (a) - 99.6%		35,212,173
Other assets in excess of liabilities - 0.4%		144,802

NET ASSETS - 100.0%		$35,356,975

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.

See notes to statements of investments.

Gartmore Optimal Allocations Fund: Specialty

Statement of Investments

January 31, 2007

(Unaudited)

	Shares	Value
Mutual Funds (85.7%)
Equity Funds (85.7.%)
Credit Suisse Commodity Return Strategy Fund	365,949	$3,999,826
Gartmore Emerging Markets Fund, Institutional Class (b)	418,478	7,469,836
Gartmore Global Financial Services Fund, Institutional Class (b)	776,429	12,492,738
Gartmore Global Health Sciences Fund, Institutional Class (b)	862,598	10,040,644
Gartmore Global Natural Resources Fund, Institutional Class (b)	291,644	5,465,414
Gartmore Global Technology and Communications Fund, Institutional Class (b)	1,980,175	8,989,993
Gartmore Global Utilities Fund, Institutional Class (b)	300,831	4,088,288
Gartmore Market Neutral Fund (b)	246,787	2,425,917
Gartmore Micro Cap Equity Fund, Institutional Class (b)	392,245	7,299,684
Gartmore U.S. Growth Leaders	846,317	8,987,889

Long-Short Fund, Institutional Class (b)
Total Mutual Funds		71,260,229

Exchange Traded Funds (13.5%)
Fixed Income Funds (13.5%)
iShares Cohen & Steers Realty Majors Index Fund	72,789	8,042,457
iShares Lehman US Treasury Inflation Protected Securities Fund	31,851	3,153,886

Total Exchange Traded Funds		11,196,343

Total Investments (Cost $ 79,681,998) (a) - 99.2%		82,456,572
Other assets in excess of liabilities - 0.8%		636,384

NET ASSETS - 100.0%		$83,092,956

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.

See notes to statements of investments.

Gartmore Optimal Allocations Fund: Defensive

Statement of Investments

January 31, 2007

(Unaudited)

	Shares	Value
Mutual Funds (48.6%)
Equity Funds (46.5%)
Credit Suisse Commodity Return Strategy Fund	2,779	$30,375
Gartmore Global Financial Services Fund, Institutional Class (b)	3,262	52,483
Gartmore Global Health Sciences Fund, Institutional Class (b)	3,599	41,890
Gartmore Global Natural Resources Fund, Institutional Class (b)	1,579	29,584
Gartmore Global Technology and Communications Fund, Institutional Class (b)	4,504	20,450
Gartmore Global Utilities Fund, Institutional Class (b)	2,269	30,840
Gartmore Market Neutral Fund, Institutional Class (b)	9,288	91,300
Gartmore U.S. Growth Leaders Long-Short Fund, Institutional Class (b)	5,792	61,516
Oppenheimer International Bond Fund	20,281	120,268

		478,706

Money Market Funds (2.1%)
AIM Liquid Assets Portfolio	21,914	21,914

Total Mutual Funds		500,620

Exchange Traded Funds (51.6%)
Equity Funds (5.3)
iShares Cohen & Steers Realty Majors Index Fund	494	54,582

Fixed Income Funds (46.3%)
iShares Lehman 1-3 Year Treasury Bond Fund	1,867	149,528
iShares Lehman Aggregate Bond Fund	1,792	178,662
iShares Lehman US Treasury Inflation	1,496	148,134

Protected Securities Fund		476,324

Total Exchange Traded Funds		530,906

Total Investments (Cost $1,036,597) (a) - 100.2%		1,031,526
Liabilities in excess of other assets - (.2)%		(1,695)

NET ASSETS - 100.0%		$1,029,831

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.

See notes to statements of investments.

Gartmore Growth Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (100.0%)
Aerospace & Defense (3.5%)
Boeing Co. (The)	40,420	$3,620,015
Raytheon Co.	15,790	819,501
Rockwell Collins, Inc.	26,120	1,781,645
United Technologies Corp.	12,250	833,245

		7,054,406

Banks (0.6%)
Wachovia Corp.	21,480	1,213,620

Building & Construction (0.5%)
Standard Pacific Corp.	38,780	1,064,123

Casinos & Gambling (0.5%)
International Game Technology	23,100	1,003,926

Chemicals (2.4%)
Air Products & Chemicals, Inc.	11,300	843,658
Celanese Corp., Series A	50,870	1,335,338
Monsanto Co.	48,150	2,652,583

		4,831,579

Computer Equipment (7.6%)
Apple Computer, Inc. (b)	39,140	3,355,472
EMC Corp. (b)	110,040	1,539,460
Hewlett-Packard Co.	102,130	4,420,185
International Business Machines Corp.	10,230	1,014,305
NVIDIA Corp. (b)	44,930	1,377,105
Seagate Technology	65,540	1,775,479
Sun Microsystems, Inc. (b)	290,870	1,931,377

		15,413,383

Computer Software & Services (12.1%)
Activision, Inc. (b)	59,950	1,020,949
Adobe Systems, Inc. (b)	51,790	2,013,077
Autodesk, Inc. (b)	37,950	1,659,174
Cisco Systems, Inc. (b)	240,860	6,404,467
Cognizant Technology Solutions Corp., Class A (b)	12,900	1,100,241
Electronic Arts, Inc. (b)	20,910	1,045,500
F5 Networks, Inc. (b)	13,870	990,873
Microsoft Corp.	239,510	7,391,278
Oracle Corp. (b)	190,000	3,260,400

		24,885,959

Consumer Products (3.7%)
Altria Group, Inc.	17,280	1,510,099
Colgate-Palmolive Co.	30,800	2,103,640
Newell Rubbermaid, Inc.	33,350	985,159
Procter & Gamble Co.	46,570	3,020,996

		7,619,894

Data Processing & Management (0.8%)
Paychex, Inc.	40,000	1,600,400

E-Commerce & Services (2.5%)
CheckFree Corp. (b) (c)	40,940	1,696,144
eBay, Inc. (b)	70,300	2,277,017
Monster Worldwide, Inc. (b)	20,800	1,027,728

		5,000,889

Gartmore Growth Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Electronics (2.9%)
AMETEK, Inc. (c)	64,555	2,237,476
Emerson Electric Co.	64,060	2,880,779
Hologic, Inc. (b) (c)	12,580	698,819

		5,817,074

Energy (2.7%)
Exxon Mobil Corp.	34,620	2,565,342
Peabody Energy Corp.	19,760	806,801
XTO Energy, Inc.	41,300	2,084,411

		5,456,554

Financial Services (5.9%)
Charles Schwab Corp. (The)	92,680	1,753,506
Franklin Resources, Inc.	22,780	2,713,325
Goldman Sachs Group, Inc.	14,500	3,076,319
IntercontinentalExchange, Inc. (b)	13,430	1,753,287
Morgan Stanley	14,850	1,229,432
Prudential Financial, Inc.	16,530	1,473,319

		11,999,188

Food & Beverage (3.4%)
Chipotle Mexican Grill, Inc., Class A (b) (c)	18,240	1,083,821
PepsiCo, Inc.	79,770	5,204,195
Starbucks Corp. (b)	17,000	593,980

		6,881,996

Healthcare (9.1%)
Allergan, Inc.	6,800	793,628
Amgen, Inc. (b)	32,670	2,298,988
Baxter International, Inc.	49,360	2,451,218
Cardinal Health, Inc.	36,310	2,593,260
Covance, Inc. (b)	26,740	1,648,521
Gilead Sciences, Inc. (b)	45,210	2,907,906
Home Diagnostics, Inc. (b)	11,370	135,303
Manor Care, Inc.	33,980	1,809,095
Triad Hospitals, Inc. (b)	24,430	1,038,275
UnitedHealth Group, Inc.	36,950	1,931,007
WellPoint, Inc. (b)	10,490	822,206

		18,429,407

Hotels & Casinos (1.8%)
Penn National Gaming, Inc. (b) (c)	36,160	1,584,531
Starwood Hotels & Resorts Worldwide	32,830	2,054,502

		3,639,033

Human Resources (1.0%)
Manpower, Inc.	13,430	979,450
Robert Half International, Inc.	27,360	1,113,552

		2,093,002

Instruments - Scientific (1.6%)
PerkinElmer, Inc.	45,000	1,074,150
Thermo Fisher Scientific, Inc. (b)	46,860	2,242,251

		3,316,401

Internet (2.1%)
Google, Inc. (b)	8,440	4,230,972

Manufacturing (4.3%)
Caterpillar, Inc.	32,130	2,058,569
Deere & Co.	21,150	2,120,922
Precision Castparts Corp.	29,200	2,595,589
WMS Industries, Inc. (b) (c)	50,640	2,008,382

		8,783,462

Gartmore Growth Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Medical (7.0%)
Genentech, Inc. (b)	18,180	1,588,387
Genzyme Corp. (b)	41,120	2,702,818
Johnson & Johnson	91,570	6,116,875
McKesson Corp.	19,020	1,060,365
Medtronic, Inc.	53,500	2,859,575

		14,328,020

Multimedia (2.6%)
Comcast Corp., Class A (b)	56,690	2,512,501
News Corp., Class A	62,100	1,443,825
Walt Disney Co. (The)	38,100	1,339,977

		5,296,303

Oil & Gas (1.6%)
Denbury Resources, Inc. (b)	18,650	516,605
Noble Corp.	14,720	1,103,264
Schlumberger Ltd.	25,040	1,589,790

		3,209,659

Pharmaceuticals (2.5%)
Pharmion Corp. (b) (c)	27,530	876,831
Schering-Plough Corp.	60,310	1,507,750
Wyeth	55,690	2,751,642

		5,136,223

Retail (7.7%)
Abercrombie & Fitch Co.	26,150	2,079,971
Best Buy Co., Inc.	50,540	2,547,216
Coach, Inc. (b)	28,000	1,284,080
Home Depot, Inc. (The)	67,450	2,747,913
Kroger Co.	62,900	1,610,240
Penney (J.C.) Co., Inc.	18,580	1,509,439
Staples, Inc.	30,000	771,600
Target Corp.	49,310	3,025,662

		15,576,121

Semiconductors (3.4%)
Broadcom Corp., Class A (b)	38,570	1,231,154
Intel Corp.	178,600	3,743,456
KLA-Tencor Corp.	16,860	830,018
MEMC Electronic Materials, Inc. (b)	19,810	1,038,044

		6,842,672

Telecommunications (3.6%)
Ciena Corp. (b)	62,650	1,759,839

Corning, Inc. (b)	118,910	2,478,084
QUALCOMM, Inc.	79,800	3,005,268

		5,483,352

		7,243,191

Transportation (2.6%)
FedEx Corp.	21,670	2,392,368
Genesis Lease Ltd. ADR - IE (b)	42,810	1,109,635
J.B. Hunt Transport Services, Inc.	41,150	1,034,100
Old Dominion Freight Line, Inc. (b)	30,650	851,457

		5,387,560

Total Common Stocks		203,355,017

Commercial Paper (0.5%)
Financial Services (0.5%)
Countrywide Home Loans, 5.30%, 02/01/07	$1,019,000	1,018,850

Total Commercial Paper		1,018,850

Gartmore Growth Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Short-Term Securities Held as Collateral for Securities on Loan (3.2%)
Bank of America Securities LLC Repurchase Agreement, 5.32%, dated 01/31/07, due 02/01/07, repurchase price $10,178, collateralized by U.S. Government Agency Mortgages with a market value of $ 10,380	$10,176	10,176
CDC Financial Products, Inc. Master Note, 5.36%, 02/28/07 (d)	1,000,000	1,000,000
GE Life and Annuity Funding Agreement, 5.42%, 02/29/08 (d)	4,400,000	4,400,000
Washington Mutual Bank Domestic Certificate of Deposit, 5.32%, 02/20/07	1,000,000	1,000,000

Total Short-Term Securities Held as Collateral for Securities on Loan		6,410,176

Total Investments (Cost $194,852,103) (a) - 103.6%		210,784,043
Liabilities in excess of other assets - (3.6)%		(7,376,730)

NET ASSETS - 100.0%		$203,407,313

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of the security was on loan as of January 31, 2007.
(d)	The rate reflected in the Statement of Investments is the effective yield as of January 31, 2007.

ADR	American Depository Receipt
IE	Ireland

See notes to statements of investments.

Gartmore Nationwide Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stock (99.4%)
Aerospace & Defense (2.1%)
Boeing Co. (The)	46,984	$4,207,887
Northrop Grumman Corp.	145,258	10,304,603
Raytheon Co.	168,150	8,726,985
United Technologies Corp.	54,400	3,700,288

		26,939,763

Airlines (1.7%)
AirTran Holdings, Inc. (b)	70,000	774,900
AMR Corp. (b) (c)	403,530	14,950,787
UAL Corp. (b) (c)	106,357	4,594,622
US Airways Group, Inc. (b)	33,070	1,851,259

		22,171,568

Automotive (0.4%)
Autoliv, Inc.	76,150	4,594,891

Banks (5.0%)
ABN AMRO Holding NV ADR - NL	25,900	832,426
Bank of America Corp.	552,164	29,032,783
Barclays PLC ADR - GB (c)	36,900	2,176,731
ING Groep NV ADR - NL	121,200	5,340,072
J.P. Morgan Chase & Co.	430,932	21,947,367
NBT Bancorp, Inc. (c)	77,100	1,912,080
Suntrust Banks, Inc.	51,540	4,282,974

		65,524,433

Business Services (0.1%)
MPS Group, Inc. (b)	89,800	1,345,204

Capital Goods (1.0%)
Cummins Engine, Inc.	38,500	5,180,560
Pall Corp.	53,109	1,846,069
Parker Hannifin Corp.	64,600	5,346,296

		12,372,925

Chemicals (1.2%)
Dow Chemical Co.	97,300	4,041,842
E.I. du Pont de Nemours & Co.	100,880	4,999,613
Foster Wheeler Ltd. (b)	55,200	2,951,544
Rohm & Haas Co.	79,200	4,123,152

		16,116,151

Computer Equipment (5.1%)
EMC Corp. (b)	100,000	1,399,000
Hewlett-Packard Co.	646,210	27,967,968
International Business Machines Corp.	244,911	24,282,926
NVIDIA Corp. (b)	56,000	1,716,400
Seagate Technology (c)	54,610	1,479,385
Sun Microsystems, Inc. (b)	471,600	3,131,424
Western Digital Corp. (b)	303,840	5,955,264

		65,932,367

Computer Software & Services (6.3%)
Automatic Data Processing, Inc.	35,100	1,674,972
Cadence Design Systems, Inc. (b) (c)	26,900	508,410

Gartmore Nationwide Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Cisco Systems, Inc. (b)	1,370,616	36,444,679
Microsoft Corp.	1,307,295	40,343,124
Satyam Computer Services Ltd. ADR - IN (c)	35,900	835,752
TIBCO Software, Inc. (b)	233,200	2,164,096

		81,971,033

Construction & Building Materials (0.1%)
Carlisle Companies, Inc.	12,400	1,009,856
Granite Construction, Inc.	5,600	299,936

		1,309,792

Consumer Products (4.8%)
Alberto-Culver Co. (c)	345,400	7,899,298
Altria Group, Inc.	214,486	18,743,932
International Flavor and Fragrances	30,000	1,454,400
Procter & Gamble Co.	519,640	33,709,046

		61,806,676

Data Processing & Reproduction (0.2%)
SEI Corporation (c)	45,500	2,836,015

E-Commerce & Services (0.1%)
eBay, Inc. (b)	20,400	660,756

Electric - Integrated (0.3%)
Edison International	76,550	3,443,219

Electronics (1.4%)
Agilent Technologies, Inc. (b)	89,000	2,848,000
Arrow Electronics, Inc. (b)	245,720	8,661,630
Avnet, Inc. (b) (c)	29,136	904,673
Benchmark Electronics, Inc. (b) (c)	33,700	763,305
Tektronix, Inc. (c)	104,500	2,954,215
Teradyne, Inc. (b)	167,500	2,495,750

		18,627,573

Energy (1.4%)
Exxon Mobil Corp.	197,633	14,644,605
Great Plains Energy, Inc. (c)	45,100	1,412,983
Valero Energy Corp.	37,000	2,008,360

		18,065,948

Financial Services (13.4%)
Amvescap PLC ADR - GB	10,900	265,633
Bear Stearns Cos., Inc. (The)	190,730	31,441,840
Citigroup, Inc.	169,077	9,321,215
Credit Suisse Group ADR - CH	28,800	2,047,104
Federated Investors, Inc.	4,345	153,422
Fiserv, Inc. (b)	74,130	3,897,014
Franklin Resources, Inc.	60,000	7,146,600
Global Payments, Inc. (c)	52,200	1,971,072
Goldman Sachs Group, Inc.	67,253	14,268,396
KKR Financial Corp. (c)	235,780	6,380,207
Lehman Brothers Holdings, Inc.	196,750	16,180,720
Merrill Lynch & Co., Inc.	218,331	20,427,048
Morgan Stanley	307,340	25,444,678
Morningstar, Inc. (b) (c)	23,400	1,071,720
Northern Trust Corp.	129,770	7,883,528
Nuveen Investments, Inc., Class A (c)	115,300	5,707,350
Prudential Financial, Inc.	73,950	6,591,164
Raymond James Financial, Inc. (c)	10,000	319,200
State Street Corp.	43,420	3,084,991
T. Rowe Price Group, Inc.	168,670	8,094,473
U.S. Bancorp	31,780	1,131,368
Wells Fargo & Co.	65,578	2,355,562

		175,184,305

Gartmore Nationwide Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Food & Beverage (2.1%)
Brown-Forman Corp., Class B	4,800	314,832
Coca-Cola Enterprises, Inc.	165,200	3,389,904
Constellation Brands, Inc., Class A (b)	271,400	6,714,436
General Mills, Inc.	89,100	5,100,084
PepsiCo, Inc.	174,420	11,379,161

		26,898,417

Healthcare (2.9%)
Aetna, Inc.	83,630	3,525,841
Amgen, Inc. (b)	116,000	8,162,920
Biogen Idec, Inc. (b)	64,300	3,108,262
Community Health Care, Inc. (b)	57,200	2,044,900
Gilead Sciences, Inc. (b)	40,170	2,583,734
Quest Diagnostics, Inc.	87,000	4,565,760
UnitedHealth Group, Inc.	90,750	4,742,595
WellPoint, Inc. (b)	113,620	8,905,536

		37,639,548

Human Resources (0.3%)
Manpower, Inc.	57,120	4,165,762

Instruments - Scientific (0.3%)
Thermo Fisher Scientific, Inc. (b)	93,200	4,459,620

Insurance (8.1%)
Allstate Corp. (The)	190,600	11,466,496
American Financial Group, Inc. (c)	102,600	3,623,832
American International Group, Inc.	202,915	13,889,532
Arthur J. Gallagher & Co. (c)	25,200	722,484
Aspen Insurance Holdings Ltd. (c)	55,400	1,419,348
Assurant, Inc.	59,500	3,307,010
Berkshire Hathaway, Inc., Class B (b)	1,635	5,996,117
Chubb Corp.	156,250	8,131,250
Cincinnati Financial Corp.	91,400	4,089,236
Hartford Financial Services Group, Inc.	66,450	6,306,770
(The)
HCC Insurance Holdings, Inc.	39,900	1,244,880
Lincoln National Corp.	103,350	6,938,919
Manulife Financial Corp.	172,900	5,828,459
MetLife, Inc.	252,237	15,668,961
MGIC Investment Corp.	18,800	1,160,336
PartnerRe Ltd. (c)	15,100	1,026,800
PMI Group, Inc.	20,000	956,400
Principal Financial Group, Inc.	92,880	5,722,337
SAFECO Corp.	78,250	5,008,783
St. Paul Cos., Inc.	77,400	3,935,790

		106,443,740

Internet (0.9%)
Google, Inc. (b)	23,950	12,006,135

Manufacturing (2.9%)
3M Co.	72,863	5,413,721
AptarGroup, Inc. (c)	11,590	707,106
Eaton Corp.	57,800	4,528,630
General Electric Corp.	146,850	5,293,943
Illinois Tool Works, Inc.	77,200	3,936,428
Knoll, Inc. (c)	2,600	57,174
PPG Industries, Inc.	10,100	669,529
Textron, Inc.	27,275	2,541,212
VF Corp.	186,960	14,184,654

		37,332,397

Medical (2.1%)
Bristol-Myers Squibb Co.	98,100	2,824,299

Gartmore Nationwide Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Johnson & Johnson	225,101	15,036,747
McKesson Corp.	82,700	4,610,525
Merck & Co., Inc.	108,400	4,850,900

		27,322,471

Metals (0.4%)
Alcoa, Inc.	149,700	4,835,310

Metals & Mining (0.2%)
Timken Co. (c)	95,300	2,726,533

Multimedia (2.1%)
Time Warner, Inc.	538,460	11,776,120
Walt Disney Co. (The)	427,600	15,038,692

		26,814,812

Natural Gas (1.0%)
ONEOK, Inc.	128,400	5,509,644
Sempra Energy	123,660	7,095,611

		12,605,255

Oil & Gas (4.5%)
Cameron International Corp. (b) (c)	37,000	1,942,500
ChevronTexaco Corp.	144,182	10,507,984
ConocoPhillips	172,986	11,488,001
Helmerich & Payne, Inc. (c)	123,700	3,318,871
Marathon Oil Corp.	48,563	4,387,181
Newfield Exploration Co. (b)	62,500	2,675,625
Occidental Petroleum Corp.	197,560	9,158,882
Schlumberger Ltd.	45,200	2,869,748
Smith International, Inc.	26,300	1,043,584
Sunoco, Inc.	76,840	4,850,909
Superior Well Services, Inc. (b)	6,700	152,358
Tidewater, Inc.	84,500	4,357,665
Transocean, Inc. (b)	20,000	1,547,400

		58,300,708

Paper & Forest Products (0.6%)
Aracruz Celulose SA ADR - BR (c)	83,900	4,647,221
Temple-Inland, Inc.	68,100	3,400,914

		8,048,135

Pharmaceuticals (4.2%)
AstraZeneca PLC ADR - GB	20,810	1,164,320
GlaxoSmithKline PLC ADR - GB	25,100	1,358,663
IMS Health, Inc.	52,100	1,503,606
Pfizer, Inc.	1,028,812	26,996,026
Schering-Plough Corp.	397,000	9,925,000
Wyeth	263,700	13,029,417

		53,977,032

Printing & Publishing (0.4%)
R. H. Donnelley Corp. (c)	71,480	4,759,138

Railroads (1.0%)
Burlington Northern Santa Fe Corp.	55,250	4,439,890
Norfolk Southern Corp.	83,100	4,125,915
Union Pacific Corp.	46,000	4,646,000

		13,211,805

Raw Materials (0.3%)
Reliance Steel & Aluminum Co.	82,800	3,447,792

Real Estate Investment Trusts (0.4%)
Duke Realty Corp. (c)	5,000	220,600
First Industrial Realty Trust, Inc.	8,310	392,731
Hospitality Properties Trust (c)	24,900	1,215,120
Lexington Corporate Properties Trust (c)	154,600	3,289,888

		5,118,339

Gartmore Nationwide Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Retail (8.7%)
Abercrombie & Fitch Co.	34,610	2,752,879
AnnTaylor Stores Corp. (b)	236,700	8,166,150
Best Buy Co., Inc.	156,700	7,897,680
Circuit City Stores, Inc.	204,270	4,169,151
Coldwater Creek, Inc. (b) (c)	62,200	1,160,030
Costco Wholesale Corp.	29,100	1,634,838
CVS Corp.	245,900	8,274,535
Federated Department Stores, Inc.	273,120	11,331,749
Home Depot, Inc. (The)	147,900	6,025,446
Kohl's Corp. (b)	80,000	5,672,800
Kroger Co.	87,200	2,232,320
Liz Claiborne, Inc.	25,100	1,114,440
Lowe's Cos., Inc.	132,000	4,449,720
McDonald's Corp.	395,250	17,529,337
Penney (J.C.) Co., Inc.	49,700	4,037,628
Sealed Air Corp.	19,300	1,271,870
SUPERVALU, Inc.	75,100	2,852,298
Talbots, Inc. (The) (c)	16,900	398,840
Target Corp.	102,200	6,270,992
TJX Cos., Inc. (The)	367,470	10,866,088
Walgreen Co.	146,700	6,645,510

		114,754,301

Semiconductors (3.8%)
Applied Materials, Inc.	559,400	9,918,162
Intel Corp.	895,907	18,778,211
Maxim Integrated Products, Inc.	189,860	5,847,688
Novellus Systems, Inc. (b) (c)	164,800	5,080,784
Qimonda AG ADR - DE (b)	22,350	348,213
QLogic Corp. (b)	217,290	3,976,407
Taiwan Semiconductor Manufacturing	1	11
Co. Ltd. ADR-TW
Texas Instruments, Inc.	167,800	5,233,682

		49,183,158

Steel (0.1%)
Nucor Corp.	18,400	1,187,536

Telecommunications (4.4%)
AT&T, Inc.	443,749	16,698,276
CenturyTel, Inc.	72,200	3,237,448
Deutsche Telekom ADR - DE	80,000	1,408,800
Embarq Corp.	33,700	1,870,687
France Telecom SA ADR - FR	69,200	1,924,452
Harris Corp. (c)	71,400	3,628,548
Motorola, Inc.	139,400	2,767,090
QUALCOMM, Inc.	295,100	11,113,466
Sprint Corp.	169,740	3,026,464
Telecominicacoes de Sao Paulo SA	14,200	361,248
ADR - BR
Verizon Communications, Inc.	114,972	4,428,721
Vodafone Group PLC ADR - GB	154,455	4,539,432
Windstream Corp.	153,100	2,278,128

		57,282,760

Tobacco (0.8%)
Reynolds American, Inc. (c)	160,160	10,330,320

Transportation (1.7%)
FedEx Corp.	71,640	7,909,056
Genesis Lease Ltd. ADR - IE (b)	158,930	4,119,466
Omega Navigation Enterprises, Inc. (c)	233,740	3,662,706
United Parcel Service, Inc., Class B	96,605	6,982,609

		22,673,837

Gartmore Nationwide Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Utilities (0.6%)
Dominion Resources, Inc.	20,700	1,717,272
Progress Energy, Inc.	30,100	1,430,954
TXU Corp.	90,000	4,867,200

		8,015,426

Total Common Stock		1,292,442,906

Commercial Paper (1.5%)
Financial Services (1.5%)
Countrywide Home Loans, 5.30%,	$19,264,000	19,261,164

02/01/07
Total Commercial Paper		19,261,164

Short-Term Securities Held As Collateral for Securities on Loan (4.0%)
Islandsbanki HF Corp. Medium Term Note, 5.39%, 03/22/07	2,500,000	2,500,000
Citigroup Global Markets, Inc. Master Note, 5.38%, 02/07/07	4,000,000	4,000,000
Pricoa Global Funding Medium Term Note, 5.37%, 09/22/08	5,000,000	5,000,000
Morgan Stanley Master Note, 5.49%, 02/29/08	10,000,000	10,000,000
Washington Mutual Bank Domestic Certificate of Deposit, 5.32%, 02/20/07	5,000,000	5,000,000
CDC Financial Products, Inc. Master Note, 5.36%, 02/28/07	15,000,000	15,000,000
Banc of America Securities LLC Repurchase Agreement, 5.32%, dated 01/31/07, due 02/01/07, repurchase price $11,268,938, collateralized by various U.S. Government Agency Mortgages, with a market value $ 11,492,617	11,267,272	11,267,272

Total Short-Term Securities Held As Collateral for Securities on Loan		52,767,272

Total Investments (Cost $1,258,074,266) (a) - 104.9%		1,364,471,342
Liabilities in excess of other assets - (4.9)%		(63,847,769)

NET ASSETS - 100.0%		$1,300,623,573

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of the security was on loan as of January 31, 2007

ADR	American Depository Receipt
BR	Brazil
CH	Switzerland
DE	Germany
FR	France
GB	Great Britain
IE	Ireland
IN	India
NL	Netherlands
TW	Taiwan

See notes to statements of investments.

Gartmore Money Market Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Commercial Paper (64.7%)
AGRICULTURAL SERVICES (2.2%)
Cargill, Inc. (b) (2.2%)
5.27%, 02/01/07	$11,700,000	$11,700,000
5.26%, 02/16/07	25,000,000	24,945,260

		36,645,260

ASSET BACKED – REPURCHASE AGREEMENT (1.0%)
Liquid Funding (b) (1.0%)
5.27%, 02/07/07	10,000,000	9,991,217
5.25%, 02/20/07	6,375,000	6,357,336

		16,348,553

ASSET BACKED – RESIDENTIAL MORTGAGES (6.3%)
Carrera Capital Finance LLC (3.4%)
5.27%, 02/05/07	9,500,000	9,494,437
5.27%, 02/15/07	6,761,000	6,747,144
5.26%, 02/20/07	13,000,000	12,963,910
5.26%, 04/16/07	9,000,000	8,902,783
5.26%, 04/18/07	11,370,000	11,243,742
5.25%, 05/08/07	7,700,000	7,592,303

		56,944,319

Ormond Quay Funding LLC (b) (2.9%)
5.28%, 02/14/07	50,000,000	49,904,667

		106,848,986

ASSET BACKED CDO –TRUSTED PREFERRED (3.9%)
Lockhart Funding LLC (3.9%)
5.28%, 02/01/07	20,000,000	20,000,000
5.26%, 02/28/07	31,778,000	31,652,448
5.26%, 04/02/07	5,000,000	4,956,167
5.25%, 04/13/07	10,000,000	9,896,458

		66,505,073

ASSET BACKED HOME LOANS (3.8%)
Thornburg Mortgage Capital (3.8%)
5.29%, 02/06/07	24,000,000	23,982,367
5.30%, 02/20/07	10,000,000	9,972,028
5.29%, 02/21/07	20,000,000	19,941,222
5.29%, 02/28/07	10,000,000	9,960,325

		63,855,942

ASSET BACKED SECURITIES (0.4%)
Centauri Corp., 5.26%, 02/13/07	6,000,000	5,989,490

ASSET BACKED SECURITIES – DOMESTIC (1.6%)
CC USA, Inc. (0.7%)
5.24%, 02/26/07	12,500,000	12,454,557

Harrier Financial Funding US LLC (0.9%)
5.20%, 07/19/07	15,000,000	14,636,000

		27,090,557

ASSET BACKED SECURITIES – YANKEE (8.0%)
Giro Funding Corp. (b) (3.7%)
5.28%, 02/01/07	28,175,000	28,175,001
5.23%, 02/08/07	18,709,000	18,689,901

Gartmore Money Market Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
5.27%, 03/12/07	6,936,000	6,896,401
5.26%, 04/04/07	10,000,000	9,909,411

		63,670,714

Greyhawk Funding LLC (b) (2.2%)
5.25%, 02/06/07	12,727,000	12,717,719
5.27%, 02/08/07	4,500,000	4,495,389
5.26%, 02/13/07	10,000,000	9,982,467
5.25%, 03/21/07	10,000,000	9,930,000

		37,125,575

K2 (USA) LLC (b) (0.3%)
5.26%, 04/23/07	6,000,000	5,928,990

Stanfield Victoria Funding LLC (b) (1.8%)
5.25%, 03/06/07	15,000,000	14,927,813
5.45%, 02/01/08	15,000,000	15,000,000

		29,927,813

		136,653,092

ASSET BACKED TRADE & TERM RECEIVABLES (1.7%)
Golden Funding Corp. (b) (1.7%)
5.26%, 02/02/07	13,003,000	13,001,102
5.26%, 02/27/07	16,591,000	16,527,972

		29,529,074

BANKS – DOMESTIC (4.1%)
Bank of America Corp. (1.9%)
5.26%, 03/19/07	32,400,000	32,182,236

HBOS Treasury Services (2.2%)
5.25%, 02/12/07	15,000,000	14,975,938
5.19%, 07/18/07	22,600,000	22,055,886

		37,031,824

		69,214,060

BANKS – FOREIGN (6.6%)
ANZ National (Int’l) Ltd. (1.4%)
5.19%, 07/24/07	25,000,000	24,376,479

Bank of Ireland (3.2%)
5.25%, 02/08/07	30,000,000	29,969,375
5.20%, 07/20/07	25,000,000	24,390,309

		54,359,684

Barclays US Funding Corp. (0.4%)
5.23%, 02/14/07	6,500,000	6,487,654

Societe Generale North American (1.6%)
5.26%, 02/09/07	8,000,000	7,990,649
5.21%, 06/20/07	20,000,000	19,597,672

		27,588,321

		112,812,138

BUILDING SOCIETY (7.5%)
Nationwide Building Society (3.4%)
5.25%, 02/01/07	7,450,000	7,450,000
5.24%, 02/20/07	40,000,000	39,889,377
5.20%, 07/10/07	11,475,000	11,211,458

		58,550,835

Yorkshire Building Society (4.1%)
5.26%, 02/15/07	40,000,000	39,918,178
5.26%, 03/27/07	5,000,000	4,960,550
5.24%, 04/02/07	18,855,000	18,690,482
5.20%, 07/18/07	5,000,000	4,879,389

		68,448,599

		126,999,434

FINANCE LESSORS (3.9%)

Gartmore Money Market Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
PB Finance (Delaware) (3.9%)
5.27%, 02/01/07	2,500,000	2,500,000
5.27%, 02/20/07	35,000,000	34,902,651
5.30%, 02/22/07	5,000,000	4,984,542
5.27%, 04/12/07	17,000,000	16,825,797
5.26%, 04/27/07	8,000,000	7,900,739

		67,113,729

FINANCE, TAXATION, & MONETARY POLICY (0.2%)
Sunshine State Governmental Financing Commission (b) (0.2%)
5.29%, 03/06/07	4,181,000	4,160,726

FINANCIAL SERVICES (6.8%)
Citigroup, Inc. (1.4%)
5.23%, 05/24/07	25,000,000	24,593,222

ING US Funding (2.1%)
5.24%, 02/27/07	12,000,000	11,954,587
5.20%, 07/30/07	22,816,000	22,226,080

		34,180,667

Private Export Funding Corp. (1.4%)
5.21%, 06/19/07	21,000,000	20,580,595
5.20%, 07/25/07	3,860,000	3,762,985

		24,343,580

UBS Finance (DE) LLC (1.6%)
5.245%, 04/19/07	3,400,000	3,361,857
5.245%, 06/01/07	5,725,000	5,624,908
5.22%, 06/12/07	3,800,000	3,727,819
5.19%, 07/17/07	15,000,000	14,641,025

		27,355,609

Westpac Capital Corp. (0.3%)
5.25%, 02/05/07	2,100,000	2,098,775
5.24%, 03/29/07	2,700,000	2,677,992

		4,776,767

		115,249,845

MORTGAGE BANKERS AND BROKERS (4.0%)
Countrywide Home Loans (4.0%)
5.30%, 02/01/07	25,000,000	25,000,000
5.29%, 02/16/07	13,550,000	13,520,134
5.29%, 02/23/07	20,000,000	19,935,344
5.29%, 02/28/07	10,000,000	9,960,325

		68,415,803

SECURITY BROKERS & DEALERS (2.7%)
Morgan Stanley Dean Witter & Co. (2.7%)
5.22%, 05/21/07	15,000,000	14,762,925
5.20%, 06/04/07	4,577,000	4,495,682
5.20%, 06/28/07	18,148,000	17,762,658
5.19%, 07/23/07	10,000,000	9,752,033

		46,773,298

Total Commercial Paper		1,100,205,060

Floating Rate Notes (c) (25.4%)
ASSET BACKED CDO (1.5%)
Commodore CDO I LTD (0.9%)
5.44%, 12/12/38	15,000,000	15,000,000

Newcastle CDO, Ltd. (b) (0.6%)
5.35%, 09/24/38	10,000,000	10,000,000

		25,000,000

ASSET BACKED SECURITIES – DOMESTIC (3.2%)
Harrier Financial Funding US LLC (b) (1.5%)
5.33%, 09/13/07	25,000,000	24,999,233

Gartmore Money Market Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Liquid Funding (b) (1.7%)
5.35%, 08/14/07	30,000,000	29,997,608

		54,996,841

ASSET BACKED SECURITIES – YANKEE (8.6%)
K2 (USA) LLC (b) (2.1%)
5.33%, 08/28/07	15,000,000	14,998,748
5.32%, 10/24/07	20,000,000	19,998,548

		34,997,296

Premier Asset Collateralized Entity LLC (b) (3.1%)
5.30%, 02/08/07	15,000,000	14,999,993
5.34%, 06/25/07	20,000,000	19,999,384
5.33%, 09/17/07	20,000,000	19,999,379

		54,998,756

Sigma Finance Inc. (b) (1.2%)
5.32%, 10/02/07	15,000,000	14,999,001
5.37%, 11/21/07	6,000,000	6,001,227

		21,000,228

Stanfield Victoria Funding LLC (b) (2.2%)
5.29%, 08/15/07	17,000,000	16,998,638
5.30%, 02/25/08	20,000,000	19,998,816

		36,997,454

		147,993,734

BANKS – DOMESTIC (0.8%)
Wells Fargo & Co. (0.8%)
5.39%, 01/02/08	13,000,000	13,000,000

BANKS – FOREIGN (1.4%)
HBOS Treasury Services PLC (1.4%)
5.45%, 11/20/07	18,000,000	18,000,000
5.29%, 12/07/07	5,000,000	5,000,000

		23,000,000

BANKS – MORTGAGE (1.9%)
Northern Rock PLC (1.9%)
5.44%, 01/09/08	12,500,000	12,500,000
5.36%, 02/03/10	20,000,000	20,000,000

		32,500,000

INSURANCE (2.2%)
Allstate Life Global Funding (b) (2.2%)
5.37%, 10/05/07	15,000,000	15,000,000
5.31%, 01/25/08	10,000,000	10,000,000
5.33%, 02/27/08	12,500,000	12,500,000

		37,500,000

PERSONAL CREDIT INSTITUTIONS (2.7%)
General Electric Capital Corp. (1.5%)
5.445%, 07/09/07	19,000,000	19,000,000
5.445%, 10/17/07	7,000,000	7,000,000

		26,000,000

HSBC Americas, Inc. (1.2%)
5.35%, 01/24/08	20,000,000	20,000,000

		46,000,000

SECURITY BROKERS & DEALERS (3.1%)
Bear Stearns Cos., Inc. (1.1%)
5.31%, 01/14/08	20,000,000	20,000,000

Goldman Sachs Group, Inc. (0.8%)
5.37%, 02/22/07	13,000,000	13,000,000

Morgan Stanley Dean Witter & Co. (1.2%)
5.34%, 02/01/08	20,000,000	20,000,000

		53,000,000

Gartmore Money Market Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Principal Amount	Value
Total Floating Rate Notes		432,990,575

Corporate Bonds (8.5%)
ASSET BACKED – REPURCHASE AGREEMENT (1.2%)
Liquid Funding (1.2%)
5.31%, 07/05/07	20,000,000	20,000,000

ASSET BACKED SECURITIES – DOMESTIC (1.2%)
Harrier Financial Funding US LLC (1.2%)
5.48%, 09/20/07	20,000,000	20,000,000

ASSET BACKED SECURITIES – YANKEE (1.6%)
Sigma Finance, Inc. (b) (1.6%)
5.25%, 144A 05/04/07	15,000,000	15,000,000
5.35%, 08/16/07	12,500,000	12,499,809

		27,499,809

BANKS – FOREIGN (2.0%)
Natexis Banques Populaires U.S. Finance Co., LLC. (2.0%)
5.40%, 01/22/08	35,000,000	35,000,000

COMMERCIAL BANKS (1.3%)
Kommunlakredit Austria (1.3%)
5.34%, 02/22/08	22,500,000	22,500,000

SECURITY BROKERS & DEALERS (1.2%)
Goldman Sachs Group, Inc. (1.2%)
5.48%, 05/11/07	20,000,000	20,007,254

Total Corporate Bonds		145,007,063

U.S. Government Sponsored and Agency Obligations (2.6%)
Federal Home Loan Bank (2.6%)
5.05%, 03/28/07	10,000,000	10,000,000
5.26%, 11/01/07	35,000,000	34,995,966

		44,995,966

Total U.S. Government Sponsored and Agency Obligations		44,995,966

Municipal Bonds (1.2%)
FLORIDA (1.2%)
5.33%, 02/15/08	20,000,000	20,000,000

Total Municipal Bonds		20,000,000

Total Investments (Cost $1,743,198,664) (a)-102.4%
		1,743,198,664
Liabilities in excess of other assets-(2.4)%		(41,364,229)

NET ASSETS-100.0%		$1,701,834,435

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Rule 144A, Section 4(2) or other security, which is restricted as to resale to institutional investors.

The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on

January 31, 2007. The maturity date represents the actual maturity date.

CDO                    Collateralized Debt Obligation

See notes to statements of investments.

Northpointe Small Cap Value Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.4%)
Aerospace & Defense (0.9%)
United Industrial Corp.	5,800	$292,958

Agricultural Operations (0.9%)
Andersons, Inc. (The)	7,500	298,200

Apparel Manufacturers (1.4%)
Quiksilver, Inc. (b)	13,500	191,835
Warnaco Group, Inc. (The) (b)	9,300	263,097

		454,932

Business Credit Institutions (1.1%)
Hercules Technology Growth Capital, Inc.	24,400	346,236

Chemicals (3.1%)
Airgas, Inc.	5,600	233,072
Hercules, Inc. (b)	14,900	292,189
RPM International, Inc.	12,000	278,760
Sensient Technologies Corp.	8,200	202,376

		1,006,397

Commercial Banks (8.2%)
Banner Corp.	6,100	261,324
Cobiz, Inc.	14,900	307,238
Colonial Bancgroup, Inc.	11,400	279,756
First Indiana, Corp.	2,200	52,250
First Midwest Bancgroup, Inc.	10,240	384,410
Greene County Bancshares, Inc.	5,900	216,589
Security Bank Corp.	17,830	391,012
Sterling Bancshares, Inc.	26,800	322,940
SVB Financial Group (b)	8,300	387,195

		2,602,714

Commercial Services & Supplies (1.0%)
Tetra Tech, Inc. (b)	17,800	320,044

Computer Software & Services (2.4%)
Cray, Inc. (b)	19,160	222,256
Digital River, Inc. (b)	5,600	286,608
Novell, Inc. (b)	37,600	272,600

		781,464

Consumer Finance (1.1%)
Advanta Corp., Class B	7,293	338,468

Consumer Products (1.8%)
Lancaster Colony Corp.	5,500	240,570
Tupperware Corp.	14,100	328,953

		569,523

Containers & Packaging (1.8%)
Caraustar Industries, Inc. (b)	17,400	138,504
Landec Corp. (b)	17,200	210,700
Silgan Holdings, Inc.	4,610	215,886

		565,090

Distribution & Wholesale (1.0%)

Northpointe Small Cap Value Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
LKQ Corp. (b)	15,100	323,442

Diversified Minerals (0.8%)
AMCOL International Corp.	8,700	261,522

Electric Utilities (3.0%)
Allete, Inc.	9,000	432,810
Cleco Corp.	11,400	291,156
IDACORP, Inc.	6,300	232,785

		956,751

Electrical Equipment & Instruments (3.7%)
CalAmp Corp. (b)	28,300	225,268
General Cable Corp. (b)	5,600	241,528
Kemet Corp. (b)	27,400	206,596
Microsemi (b)	12,300	223,860
Trident Microsystems (b)	13,000	271,310

		1,168,562

Energy Equipment & Services (0.7%)
Hanover Compressor Co. (b)	11,400	220,590

Food Products (1.4%)
Casey's General Stores, Inc.	8,900	227,128
Pilgrim's Pride Corp.	7,400	234,358

		461,486

Gas Utilities (1.9%)
South Jersey Industries, Inc.	6,900	227,976
WGL Holdings, Inc.	12,500	395,375

		623,351

Health Care Equipment & Supplies (0.3%)
IntraLase Corp. (b)	4,200	103,320

Health Care Providers & Services (2.5%)
Bio-Reference Laboratories, Inc. (b)	500	11,475
Chemed Corp.	8,500	310,250
InVentiv Health, Inc. (b)	13,500	473,715

		795,440

Hotels Restaurants & Leisure (3.0%)
CEC Entertainment, Inc. (b)	6,700	283,343
Denny's Corp. (b)	41,800	223,630
Rare Hospitality International, Inc. (b)	7,700	242,858
Vail Resorts, Inc. (b)	4,400	203,500

		953,331

Industrial Materials (1.3%)
Carlisle Cos., Inc.	3,200	260,608
Koppers Holdings, Inc.	6,400	162,624

		423,232

Insurance (3.7%)
Amerisafe, Inc. (b)	14,230	235,222
Hanover Insurance Group, Inc. (The)	8,100	389,205
Seabright Insurance Holdings, Inc. (b)	8,870	159,749
Tower Group, Inc.	11,480	385,728

		1,169,904

Internet Software & Services (0.8%)
TheStreet.com, Inc.	11,600	114,840
Website Pros, Inc. (b)	16,400	141,860

		256,700

Leisure Equipment & Products (1.2%)
K2, Inc. (b)	14,500	175,160
RC2 Corp. (b)	4,900	193,599

		368,759

Life Sciences Tools & Services (2.3%)

Northpointe Small Cap Value Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Invitrogen Corp. (b)	5,600	342,888
Varian, Inc. (b)	7,300	390,623

		733,511

Machinery (5.1%)
Baldor Electric Co.	7,600	268,432
Clarcor, Inc.	9,800	339,668
ESCO Technologies, Inc. (b)	8,100	386,937
Federal Signal, Corp.	9,700	159,274
Gardner Denver, Inc. (b)	3,900	150,345
Robbins & Myers, Inc.	7,200	313,056

		1,617,712

Metals & Mining (0.4%)
Royal Gold, Inc.	4,100	132,061

Motion Picture & Video Production (1.2%)
Dreamworks Animation SKG, Inc. (b)	13,900	391,702

Office Supplies (0.3%)
Acco Brands Corp. (b)	4,100	98,933

Oil & Gas (3.8%)
CNX Gas Corp. (b)	9,600	245,568
Kodiak Oil & Gas Corp. (b)	45,650	209,534
Superior Well Services, Inc. (b)	16,160	367,478
Unit Corp. (b)	6,200	300,576
Warren Resources, Inc. (b)	8,300	92,047

		1,215,203

Pharmaceuticals (4.1%)
K-V Pharmaceutical Co. (b)	13,600	343,128
Medicis Pharmaceutical Corp.	7,300	276,889
Omrix Biopharmaceuticals, Inc. (b)	4,000	136,320
Perrigo Co.	20,200	349,056
Viropharma, Inc. (b)	12,400	211,172

		1,316,565

Real Estate (6.5%)
Annaly Mortgage Management, Inc.	27,150	374,127
BRT Realty Trust	14,700	419,684
Friedman, Billings, Ramsey Group, Inc.	41,700	327,762
JER Investors Trust, Inc.	10,000	204,800
KKR Financial Corp.	6,900	186,714
Meruelo Maddux Properties, Inc. (b)	24,900	265,932
Newcastle Investment Corp.	9,000	291,780

		2,070,799

Real Estate Investment Trust (3.6%)
Diamondrock Hospitality Co.	16,020	301,977
First Industrial Realty Trust	4,200	198,492
RAIT Investment Trust	10,220	382,126
Winston Hotels, Inc.	18,800	261,884

		1,144,479

Retail (2.5%)
Finish Line, Inc., Class A	17,900	228,583
New York & Co., Inc. (b)	14,100	206,001
Payless Shoesource, Inc. (b)	7,200	244,440
United Retail Group, Inc. (b)	9,200	120,336

		799,360

Semiconductors & Semiconductor Equipment (0.9%)
Cirrus Logic, Inc. (b)	16,200	120,204
Cymer, Inc. (b)	4,200	177,366

		297,570

Northpointe Small Cap Value Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Software (2.9%)
Avid Technology, Inc. (b)	7,200	266,400
Parametric Technology Corp. (b)	12,620	250,128
Sonic Solutions, Inc. (b)	10,300	189,005
THQ, Inc. (b)	7,500	227,250

		932,783

Specialty Retail (3.6%)
Aeropostale, Inc. (b)	5,200	186,888
Hot Topic, Inc. (b)	9,900	103,059
Jos. A. Bank Clothiers, Inc. (b)	6,400	198,144
Sonic Automotive, Inc.	10,000	313,500
Tween Brands, Inc. (b)	5,300	181,207
United Auto Group, Inc.	7,700	184,569

		1,167,367

Telecommunications (5.6%)
3Com Corp. (b)	37,900	147,810
Arris Group, Inc. (b)	20,000	284,400
C-COR, Inc. (b)	27,800	380,582
Dobson Communications Corp. (b)	18,200	176,358
Finisar Corp. (b)	97,000	314,280
Foundry Networks, Inc. (b)	22,300	322,681
Ntelos Holding Corp. (b)	9,680	180,242

		1,806,353

Thrifts & Mortgage Finance (2.5%)
BankUnited Financial Corp., Class A	15,000	413,850
Triad Guaranty, Inc. (b)	7,400	381,100

		794,950

Tires & Rubber (1.0%)
Cooper Tire & Rubber Co.	19,900	318,201

Trading Companies & Distributors (0.7%)
Interline Brands, Inc. (b)	9,500	215,935

Veterinary Diagnostics (0.4%)
Animal Health International, Inc. (b)	9,890	123,131

Waste Disposal (1.0%)
Waste Connections, Inc. (b)	7,700	335,489

Total Common Stocks		31,174,520

Repurchase Agreements (3.4%)
Nomura Securities, 5.14%, dated 01/31/07, due 02/01/07, repurchase price $1,087,582, collateralized by U.S. Government Agency Mortgages with a market value of $ 1,109,176	$1,087,427	1,087,427

Total Repurchase Agreements		1,087,427

Total Investments (Cost $29,822,025) (a)—100.8%		32,261,947
Liabilities in excess of other assets—(0.8)%		(262,675)

NET ASSETS—100.0%		$31,999,272

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

See notes to statements of investments.

NorthPointe Small Cap Growth Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (95.9%)
Advertising (1.4%)
24/7 Real Media, Inc. (b)	100,000	$1,011,000

Aerospace & Defense (1.0%)
LMI Aerospace, Inc. (b)	43,177	710,262

Banks (2.5%)
Royal Bancshares of Pennsylvania, Inc.,Class A	35,500	932,585
Vineyard National Bancorp Co.	34,900	867,963

		1,800,548

Business Services (7.2%)
Barrett Business Services, Inc. (b)	39,000	858,000
InVentive Health, Inc. (b)	33,800	1,186,042
Kforce, Inc. (b)	86,000	1,226,360
On Assignment, Inc. (b)	56,800	733,288
Radiant Systems, Inc. (b)	91,500	1,032,120

		5,035,810

Casino Services (2.2%)
Monarch Casino & Resort, Inc. (b)	36,500	917,245
Shuffle Master, Inc. (b)	23,000	612,030

		1,529,275

Chemicals & Allied Products (0.0%)
American Vanguard Corp.	1	11

Computer Software & Services (4.4%)
Electronics for Imaging, Inc. (b)	27,700	638,485
Imergent, Inc. (b)	43,900	878,439
Interwoven, Inc. (b)	67,100	1,053,470
Synchronoss Technologies, Inc. (b)	35,869	552,383

		3,122,777

Consulting Services (1.5%)
CRA International, Inc. (b)	19,500	1,051,440

Consumer Products (1.3%)
Jarden Corp. (b)	24,500	898,415

Distribution (6.1%)
Andersons, Inc.	22,200	882,672
Central European Distribution Corp. (b)	40,500	1,194,345
Keystone Automotive Industries, Inc. (b)	31,300	1,122,105
LKQ Corp. (b)	51,500	1,103,130

		4,302,252

Diversified Manufacturing (0.9%)
Actuant Corp.	13,200	657,228

Electronics (4.4%)

NorthPointe Small Cap Growth Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Cyberoptics Corp. (b)	32,029	433,352
Novatel, Inc. – CA (b)	20,800	858,000
Trident Microsystems (b)	38,300	799,321
TTM Technologies, Inc. (b)	92,900	994,959

		3,085,632

Energy (1.1%)
Verasun Energy Corp. (b)	47,000	805,580

Fertilizers (1.5%)
UAP Holding Corp.	43,407	1,087,345

Financial Services (4.6%)
Medallion Financial Corp.	84,900	958,521
Penson Worldwide, Inc. (b)	39,860	1,068,248
World Acceptance Corp. (b)	28,200	1,241,082

		3,267,851

Food (1.1%)
SunOpta, Inc. – CA (b)	71,600	777,576

Healthcare (3.2%)
Healthspring, Inc. (b)	59,406	1,168,516
Option Care, Inc.	85,000	1,121,150

		2,289,666

Industrial Products & Equipment (0.9%)
Brady Corp., Class A	17,700	662,865

Insurance (3.5%)
National Interstate Corp.	20,373	548,645
Navigators Group, Inc. (The) (b)	19,700	941,463
ProAssurance Corp. (b)	20,000	1,015,800

		2,505,908

Internet Content (1.4%)
TheStreet.com, Inc.	103,400	1,023,660

Lasers (1.6%)
Cutera, Inc. (b)	23,800	679,490
Cymer, Inc. (b)	10,800	456,084

		1,135,574

Lottery Services (1.4%)
Scientific Games Corp. (b)	32,000	993,280

Machinery & Equipment (3.6%)
Flow International Corp. (b)	61,200	714,816
Gehl Co. (b)	36,100	965,675
Lufkin Industries, Inc.	14,300	855,855

		2,536,346

Medical Products (3.1%)
Angiodynamics, Inc. (b)	51,800	1,367,520
Bio Reference Laboratories, Inc. (b)	36,900	846,855

		2,214,375

Motor Vehicle Parts & Accessories (1.2%)
Fuel Systems Solutions, Inc. (b)	37,900	841,380

Multimedia (1.6%)
Sonic Solutions (b)	62,600	1,148,710

Oil & Gas (2.8%)
TETRA Technologies, Inc. (b)	31,400	727,224
World Fuel Services Corp.	27,600	1,265,460

		1,992,684

Pharmaceuticals (6.7%)
Noven Pharmaceuticals, Inc. (b)	48,200	1,318,752
Obagi Medical Products, Inc. (b)	77,710	1,043,645
Sciele Pharma, Inc. (b)	51,000	1,211,250

NorthPointe Small Cap Growth Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
West Pharmaceutical Services, Inc.	23,200	1,125,896

		4,699,543

Retail (4.6%)
Crocs, Inc. (b)	24,900	1,253,466
Jos. A. Bank Clothiers, Inc. (b)	35,000	1,083,600
United Retail Group, Inc. (b)	67,675	885,189

		3,222,255

Semiconductors (7.0%)
Diodes, Inc. (b)	25,600	938,752
ON Semiconductor Corp. (b)	146,400	1,223,904
Rudolph Technologies, Inc. (b)	33,400	522,042
Silicon Image, Inc. (b)	91,551	1,106,852
Silicon Motion Technology Corp. ADR- KY (b)	58,340	1,075,206

		4,866,756

Telecommunications (3.8%)
J2 Global Communications, Inc. (b)	35,000	926,800
Radyne Corp. (b)	81,000	847,260
Sirenza Microdevices, Inc. (b)	134,300	945,472

		2,719,532

Transportation (7.3%)
American Commercial Lines, Inc. (b)	16,600	1,169,304
Atlas Air Worldwide Holdings, Inc. (b)	21,821	1,046,317
Celadon Group, Inc. (b)	73,200	1,229,028
Genesee & Wyoming, Inc., Class A (b)	40,400	1,138,876
Marten Transport (b)	31,008	474,732

		5,058,257

Veterinary Diagnostics (1.0%)
VCA Antech, Inc. (b)	20,700	695,934

Total Common Stocks		67,749,727

Repurchase Agreements (3.1%)
Nomura Securities, 5.14%, dated 01/31/07, due 02/01/07, repurchase price $2,204,320, collateralized by U.S. Government Agency Mortgages with a market value of $2,248,085	$2,204,005	2,204,005
Total Repurchase Agreements		2,204,005

Total Investments (Cost $ 62,717,275) (a)—99.0%		69,953,732
Other assets in excess of liabilities—1.0%		692,824

NET ASSETS—100.0%		$70,646,556

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

ADR American Depository Receipt

CA Canada

KY Cayman Islands

See notes to statements of investments.

Gartmore Hedged Core Equity Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks – Long Positions (96.2%)
Aerospace & Defense (5.2%)
Goodrich Co.	1,100	$53,922
Northrop Grumman Corp.	1,600	113,504
Raytheon Co.	1,700	88,230
UAL Corp. (b)	600	25,920

		281,576

Agricultural Operations (0.8%)
Archer-Daniels-Midland Co.	1,400	44,800

Banks (2.1%)
Bank of America Corp.	1,600	84,128
Wachovia Corp.	500	28,250

		112,378

Beverages (1.5%)
PepsiCo, Inc.	1,200	78,288

Brewery (0.6%)
Molson Coors Brewing Co., Class B	400	32,320

Building & Construction (1.6%)
Lennox International, Inc.	900	27,306
Lowe's Cos., Inc.	1,700	57,307

		84,613

Chemicals (1.1%)
Dow Chemical Co.	1,400	58,156

Computer Hardware (4.4%)
Hewlett-Packard Co.	2,700	116,856
International Business Machines Corp.	1,200	118,980

		235,836

Computer Software (3.4%)
Cisco Systems, Inc. (b)	2,700	71,793
Microsoft Corp.	2,600	80,236
Verisign, Inc. (b)	1,300	31,070

		183,099

Consumer Products (5.2%)
Altria Group, Inc.	700	61,173
Johnson & Johnson	1,500	100,200
Procter & Gamble Co.	1,800	116,766

		278,139

Crude Petroleum & Natural Gas (7.0%)
Chevron Corp.	1,200	87,456
ConocoPhillips	1,400	92,974
Exxon Mobil Corp.	1,000	74,100
Marathon Oil Corp.	600	54,204
ONEOK, Inc.	1,600	68,656

		377,390

Electronic Components (1.3%)
Agilent Technologies, Inc. (b)	1,000	32,000
AVX Corp.	2,600	37,570

		69,570

Gartmore Hedged Core Equity Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Energy (2.4%)
PPL Corp.	1,200	42,720
Sempra Energy	1,500	86,070

		128,790

Financial Services (11.9%)
Bear Stearns Cos., Inc.	400	65,940
Citigroup, Inc.	2,300	126,799
Countrywide Financial Corp.	700	30,436
Goldman Sachs Group, Inc. (The)	400	84,864
IndyMac Bancorp, Inc.	600	23,334
JPMorgan Chase & Co.	1,500	76,395
Lehman Brothers Holdings, Inc.	900	74,016
Morgan Stanley	1,100	91,069
Prudential Financial, Inc.	700	62,391

		635,244

Food Products (0.7%)
J.M. Smucker Co.	800	37,992

Health Care (3.9%)
Aetna, Inc.	800	33,728
McKesson Corp.	900	50,175
UnitedHealth Group, Inc.	1,000	52,260
WellPoint, Inc. (b)	900	70,542

		206,705

Hotels & Motels (0.7%)
Starwood Hotels & Resorts	600	37,548

Worldwide, Inc.
Insurance (7.1%)
Allstate Corp.	900	54,144
American Financial Group, Inc.	900	31,788
Chubb Corp.	1,600	83,264
Cincinnati Financial Corp.	1,300	58,162
Hartford Financial Services Group, Inc.	900	85,419
Lincoln National Corp.	1,000	67,140

		379,917

Manufacturing (3.0%)
Cummins, Inc.	500	67,280
Kennametal, Inc.	600	37,080
Lincoln Electric Holdings, Inc.	500	30,385
Trinity Industries, Inc.	700	26,775

		161,520

Metal Processors (1.0%)
Alcoa, Inc.	1,700	54,910

Multimedia (1.3%)
The Walt Disney Co.	2,000	70,340

Oil Company Exploration & Production (2.3%)
Helmerich & Payne, Inc.	1,500	40,245
Tidewater, Inc.	1,100	56,727
XTO Energy, Inc.	500	25,235

		122,207

Packaging (1.2%)
Bemis Co., Inc.	1,900	64,429

Pharmaceuticals (5.1%)
Eli Lilly & Co.	700	37,884
King Pharmaceuticals, Inc. (b)	1,900	33,934
Merck & Co, Inc.	1,200	53,700
Pfizer, Inc.	3,600	94,464
Schering-Plough Corp.	2,200	55,000

Gartmore Hedged Core Equity Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
		274,982

Real Estate Investment Trusts (0.9%)
CapitalSource, Inc.	1,800	50,022

Retail (6.7%)
Alberto-Culver Co.	2,900	66,323
Dillard's, Inc.	800	27,472
Home Depot, Inc.	1,800	73,332
J.C. Penney Co., Inc.	700	56,868
Nike, Inc., Class B	800	79,048
Wal-Mart Stores, Inc.	1,200	57,228

		360,271

Semiconductors (3.8%)
Intel Corp.	2,200	46,112
Microchip Technology, Inc.	1,400	48,664
Teradyne, Inc. (b)	2,600	38,740
Texas Instruments, Inc.	2,300	71,737

		205,253

Telecommunications (7.4%)
AT&T, Inc.	3,100	116,653
CenturyTel, Inc.	1,400	62,776
Google, Inc. (b)	100	50,130
QUALCOMM, Inc.	1,200	45,192
Time Warner, Inc.	5,400	118,098

		392,849

Tobacco (0.7%)
Reynolds American, Inc.	600	38,700

Transportation (1.9%)
CSX Corp.	1,600	58,864
Norfolk Southern Corp.	900	44,685

		103,549

Total Common Stocks		5,161,393

Repurchase Agreements (6.7%)
Nomura Securities, 5.14%, dated 01/31/07, due 02/01/07, repurchase price $360,712, collateralized by U.S. Government Agency Mortgages with a market value of $ 367,874	360,661	360,661

Total Repurchase Agreements		360,661

Total Investments (Cost $ 5,194,364) (a)—102.9%		5,522,054
Liabilities in excess of other assets—(2.9)%		(155,955)

NET ASSETS—100.0%		$5,366,099

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) or securities.
(b)	Non-income producing securities.

See notes to statements of investments.

Gartmore Hedged Core Equity Fund

Statement of Securities Sold Short

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks – Short Positions (27.4%)
Banking (2.1%)
People's Bank	900	$40,491
Valley National Bancorp	2,800	71,708

		112,199

Brewery (0.8%)
Anheuser-Busch Cos., Inc. (b)	800	40,776

Building & Construction (1.1%)
American Standard Cos., Inc.	1,200	59,268

Business Services (1.1%)
Pitney Bowes, Inc. (b)	1,200	57,444

Computer Software (1.8%)
DST Systems, Inc.	600	42,288
Electronic Arts, Inc.	500	25,000
Yahoo!, Inc.	1,000	28,310

		95,598

Computers (0.6%)
Dell, Inc.	1,300	31,525

Data Processing (0.9%)
Paychex, Inc.	1,200	48,012

Energy (2.3%)
Dominion Resources, Inc.	700	58,072
Kinder Morgan, Inc.	600	63,600

		121,672

Entertainment (0.8%)
Regal Entertainment Group	1,800	40,500

Financial Services (4.3%)
American Express Co. (b)	1,400	81,508
Eaton Vance Corp. (b)	1,500	51,450
H&R Block, Inc. (b)	1,500	36,900
Nuveen Investments, Inc.	800	39,600
Western Union Co.	1,300	29,042

		238,500

Machinery (0.6%)
Flowserve Corp. (b)	600	31,842

Manufacturing (0.6%)
Hanesbrands, Inc.	1,200	30,696

Medical (3.4%)
Abbott Laboratories (b)	1,400	74,200
Allergan, Inc. (b)	300	35,013
Medtronic, Inc. (b)	800	42,760
Stryker Corp. (b)	600	37,164

		189,137

Mining (0.5%)
Peabody Energy Corp.	600	24,498

Oil Company Exploration & Production (1.2%)
Denbury Resources, Inc. (b)	1,200	33,240

Gartmore Hedged Core Equity Fund

Statement of Securities Sold Short

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Diamond Offshore Drilling, Inc. (b)	400	33,776

		67,016

Paper & Related Products (1.0%)
International Paper Co. (b)	1,600	53,920

Publishing (0.7%)
Idearc, Inc.	1,100	35,662

Real Estate Investment Trust (1.3%)
Simon Property Group, Inc.	600	68,634

Semiconductors (0.5%)
Broadcom Corp.	800	25,536

Telecommunications (1.8%)
EchoStar Communications Corp., Class A (b)	900	36,306
Verizon Communications, Inc.	1,600	61,632

		97,938

Total Common Stocks – Short Positions		1,470,373

Total Securities Sold Short
(Proceeds $1,412,555) (a) – 27.4%		1,470,373

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Non-income producing securities.

See notes to statements of investments.

Gartmore Market Neutral Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks – Long Positions (c) (90.5%)
Aerospace & Defense (2.3%)
Goodrich Corp.	700	$34,314
Raytheon Co.	4,100	212,790

		247,104

Apparel (0.5%)
TJX Cos., Inc.	1,700	50,269

Appliances (0.2%)
Whirlpool Corp.	200	18,286

Automotive (5.1%)
Autoliv, Inc.	3,300	199,122
Cummins, Inc.	1,800	242,208
Eaton Corp.	800	62,680
Ford Motor Co.	4,600	37,398
United Auto Group, Inc.	1,100	26,367

		567,775

Banks (2.1%)
J.P. Morgan Chase & Co.	400	20,372
KeyCorp	800	30,536
PNC Bank Corp.	2,400	177,048

		227,956

Beverages (0.3%)
Pepsi Bottling Group, Inc. (The)	900	28,467

Business Services (0.4%)
Manpower, Inc.	600	43,758

Capital Goods (3.4%)
Bemis Co., Inc.	3,300	111,903
Harsco Corp.	2,100	180,348
Sherwin-Williams Co.	400	27,640
Trinity Industries, Inc.	1,300	49,725

		369,616

Chemicals (1.4%)
Rohm & Haas Co.	1,600	83,296
Valspar Corp.	2,300	64,814

		148,110

Communications Equipment (0.4%)
Integrated Device Technology, Inc. (b)	1,200	18,156
Tellabs, Inc. (b)	2,000	20,140

		38,296

Computers (3.2%)
Advanced Micro Devices, Inc. (b)	800	12,440
Hewlett-Packard Co.	4,000	173,120
International Business Machines Corp.	700	69,405
Lexmark International Group, Inc. (b)	800	50,424
Western Digital Corp. (b)	2,000	39,200

		344,589

Consumer Goods & Services (2.9%)
Carlisle Cos., Inc.	2,800	228,032

Gartmore Market Neutral Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Mattel, Inc.	3,400	82,824

		310,856

Dental Equipment & Supplies (0.4%)
Becton, Dickinson & Co.	500	38,470

Diversified (0.6%)
Lowes Corp.	1,500	65,190

Electric Services (2.8%)
Alliant Energy Corp.	2,300	83,605
Citizens Communications Co.	3,000	43,980
Mirant Corp. (b)	3,600	123,048
Molex, Inc.	1,800	52,902

		303,535

Electronics (1.3%)
Agilent Technologies, Inc. (b)	1,900	60,800
AVX Corp.	2,700	39,015
Tektronix, Inc.	1,400	39,578

		139,393

Energy (0.3%)
BJ Services Co.	1,200	33,192

Entertainment (0.5%)
Walt Disney Co. (The)	1,600	56,272

Financial Services (13.3%)
Ambac Financial Group, Inc.	1,200	105,720
American Financial Group, Inc.	5,350	188,962
Ameriprise Financial, Inc.	500	29,480
Bear Stearns Cos., Inc.	1,700	280,245
Blackrock, Inc.	900	150,984
CIT Group, Inc.	1,300	76,648
Goldman Sachs Group, Inc.	500	106,080
IndyMac Mortgage Holdings, Inc.	700	27,223
Lehman Brothers Holding, Inc.	2,700	222,048
Merrill Lynch & Co.	400	37,424
Morgan Stanley	2,700	223,533

		1,448,347

Food (1.8%)
Archer-Daniels-Midland Co.	4,400	140,800
Hormel Foods Corp.	1,500	56,850

		197,650

Furniture & Home Furnishing (0.3%)
Newell Rubbermaid, Inc.	1,000	29,540

Health Services (1.7%)
Emdeon Corp. (b)	10,600	151,156
Hillenbrand Industry, Inc.	600	34,206

		185,362

Insurance (10.1%)
Allstate Corp.	3,000	180,480
Assurant, Inc.	2,100	116,718
Chubb Corp.	4,900	254,996
CIGNA Corp.	600	79,440
Lincoln National Corp.	2,200	147,708
MetLife, Inc.	1,400	86,968
Philadelphia Consolidated Holding Corp. (b)	400	18,024
Safeco Corp.	2,700	172,827
St Paul Cos., Inc.	800	40,680
W.R. Berkley	500	16,545

Gartmore Market Neutral Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
		1,114,386

Machinery (2.1%)
Gardner Denver Machinery, Inc. (b)	700	26,985
Parker Hannifin Corp.	2,400	198,624

		225,609

Medical (1.3%)
Cephalon, Inc. (b)	700	50,687
ImClone Systems, Inc. (b)	3,000	88,380

		139,067

Metals (0.8%)
Reliance Steel & Aluminum Co.	1,600	66,624
U.S. Steel Corp.	300	25,047

		91,671

Multimedia (0.6%)
Liberty Media Interactive, Class A (b)	900	21,933
R.H. Donnelley Corp.	600	39,948

		61,881

Oil & Gas (6.8%)
Ashland, Inc.	500	34,775
Chesapeake Energy Corp.	800	23,688
Global Industries Ltd. (b)	1,600	21,552
Marathon Oil Corp.	1,200	108,408
ONEOK, Inc.	2,600	111,566
Patterson-UTI Energy, Inc.	1,000	24,150
Seacor Holdings, Inc. (b)	1,900	192,337
Sempra Energy	3,200	183,616
Tidewater, Inc.	1,000	51,570

		751,662

Pharmaceuticals (4.0%)
AmerisourceBergen Corp.	800	41,904
King Pharmaceuticals, Inc. (b)	5,400	96,444
McKesson HBOC, Inc.	2,900	161,675
Merck & Co., Inc.	1,000	44,750
Millennium Pharmaceuticals, Inc. (b)	1,600	17,760
Watson Pharmaceutical, Inc.	1,900	40,736
Wyeth	700	34,587

		437,856

Plumbing (0.1%)
Jarden Corp. (b)	400	14,668

Raw Materials (0.4%)
Alcoa, Inc.	1,400	45,220

Real Estate (1.1%)
Annaly Mortgage Management	7,300	100,594
Douglas Emmett, Inc.	800	21,888

		122,482

Restaurants (1.1%)
Brinker International, Inc.	1,900	59,945
Darden Restaurants, Inc.	1,400	54,796

		114,741

Retail (3.5%)
AnnTaylor Stores Corp. (b)	1,600	55,200
Circuit City Stores, Inc.	1,000	20,410
Dillard's, Inc.	2,400	82,416
Dollar Tree Stores, Inc. (b)	1,800	56,628
Federated Department Stores, Inc.	500	20,745
J.C. Penney Co., Inc.	400	32,496

Gartmore Market Neutral Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Kroger Co.	2,700	69,120
McDonald's Corp.	1,100	48,785

		385,800

Semiconductors (2.6%)
Applied Materials, Inc.	2,800	49,644
Intersil Corp., Class A	600	14,136
Spansion, Inc., Class A (b)	10,300	132,149
Teradyne, Inc. (b)	6,100	90,890

		286,819

Technology (0.7%)
FMC Technologies, Inc. (b)	900	55,737
Novellus Systems (b)	800	24,664

		80,401

Telecommunications (3.2%)
AT&T, Inc.	1,000	37,630
CenturyTel, Inc.	2,200	98,648
Qwest Communications International, Inc. (b)	4,800	39,120
Telephone & Data Systems, Inc.	3,100	173,445

		348,843

Textiles (0.3%)
VF Corp.	400	30,348

Toiletries (2.3%)
Alberto Culver Co., Inc.	10,900	249,283

Transportation (2.0%)
Ryder System, Inc.	1,800	98,172
UAL Corp. (b)	900	38,880
Union Pacific Corp.	800	80,800

		217,852

Utilities (1.5%)
CenterPoint Energy, Inc.	2,000	34,520
OGE Energy Corp.	700	27,104
Sierra Pacific Resources (b)	5,800	98,716

		160,340

Waste Management (0.8%)
Allied Waste Industries, Inc. (b)	2,700	34,533
Waste Management, Inc.	1,500	56,970

		91,503

Total Common Stocks – Long Positions (c)		9,862,465

Repurchase Agreements (14.9%)
Nomura Securities, 5.14%, dated 01/31/07, due 02/01/07, repurchase price $1,628,737, collateralized by U.S. Government Agency Mortgages with a market value of $ 1,661,074	$1,628,504	1,628,504

Total Repurchase Agreements		1,628,504

Total Investments (Cost $11,222,408) (a)—105.4%		11,490,969
Liabilities in excess of other assets—(5.4)%		(590,029)

NET ASSETS—100.0%		$10,900,940

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All long positions held as collateral for securities sold short.

See notes to statements of investments.

Gartmore Market Neutral Fund

Statement of Securities Sold Short

January 31, 2007

(Unaudited)

	Shares	Value
Common Stocks – Short Positions (88.9%)
Advertising (3.1%)
Clear Channel Outdoor Holdings, Inc.,	5,300	$153,276
Class A
Lamar Advertising Co.	2,000	132,560
Monster Worldwide, Inc.	1,100	54,351

		340,187

Amusement & Recreation Services (0.2%)
Boyd Gaming Corp. (b)	400	19,028

Apparel (1.3%)
Hanesbrands, Inc.	5,600	143,248

Banking (7.8%)
Astoria Financial Corp.	1,300	38,467
Capitol Federal Financial	1,700	66,368
Commerce Bancorp, Inc. (b)	1,300	43,914
Fifth Third Bancorp (b)	700	27,930
First Horizon National Corp.	1,500	65,400
Hudson City Bancorp, Inc.	4,000	55,080
New York Community Bancorp	4,600	77,694
People's Bank	6,000	269,940
TCF Financial Corp.	3,500	88,830
Valley National Bancorp	4,600	117,806

		851,429

Building (3.0%)
American Standard Cos.	2,900	143,231

St. Joe Co. (The)	3,200	185,280

		328,511

Business Services (2.8%)
Brinks Co. (The)	1,200	74,580
H & R Block (b)	4,800	118,080
Pitney Bowes, Inc. (b)	2,400	114,888

		307,548

Calculating & Accounting Equipment (0.6%)
Scientific Games Corp.	2,200	68,288

Capital Goods (0.5%)
Martin Marietta Materials, Inc.	500	57,710

Car Rental & Equipment (0.6%)
Avis Budget Group, Inc.	2,700	68,742

Casino Hotels (0.8%)
Station Casinos, Inc. (b)	1,000	83,200

Chemicals (2.7%)
Cabot Corp.	800	35,792
Ecolab, Inc. (b)	3,400	149,260
Mosaic Co. (The)	5,400	107,568

		292,620

Computer Software & Services (1.0%)
CA, Inc.	1,600	39,280
Dell, Inc.	700	16,975

Gartmore Market Neutral Fund

Statement of Securities Sold Short

January 31, 2007

(Unaudited)

	Shares	Value
DST Systems, Inc.	800	56,384

		112,639

Consumer Products (4.4%)
Clorox Co. (b)	1,500	98,130
Kimberly-Clark Corp. (b)	1,200	83,280
Weight Watchers International, Inc.	1,643	88,771
Wrigley (WM.) Jr. Co. (b)	4,000	206,080

		476,261

Data Processing (1.9%)
Dun & Bradstreet Corp.	1,600	136,000
MasterCard, Inc., Class A	600	66,930

		202,930

Distribution (1.7%)
Fastenal Co.	4,100	152,848
Tech Data Corp.	900	33,426

		186,274

Electric (4.3%)
Ameren Corp. (b)	1,900	100,909
DPL, Inc. (b)	2,800	80,304
Duke Energy Corp.	1,300	25,597
Exelon Corp.	4,300	257,957

		464,767

Energy (0.8%)
Arch Coal, Inc.	1,800	53,496
Consol Energy, Inc.	1,100	37,873

		91,369

Financial Services (8.2%)
American Express Co. (b)	1,500	87,330
Arthur J. Gallagher & Co. (b)	1,500	43,005
Eaton Vance Corp. (b)	5,900	202,370
Federated Investors, Inc., Class B	3,800	134,178
Janus Capital Group, Inc.	2,500	51,200
Mercantile Bankshare Corp. (b)	1,500	70,665
Nuveen Investments, Inc.	1,400	69,300
NYSE Group, Inc.	800	79,984
Sallie Mae Corp.	1,300	59,748
TD Ameritrade Holding Corp.	1,200	21,228
Western Union Co.	3,300	73,722

		892,730

Food (2.5%)
Hershey Foods Corp. (b)	3,500	178,640
Sara Lee Corp. (b)	2,600	44,590
Sysco Corp. (b)	1,500	51,825

		275,055

Glass Containers (0.2%)
Ball Corp. (b)	400	18,528

Health Care (2.1%)
Brookdale Senior Living, Inc.	1,200	57,600
WebMD Health Corp., Class A	3,500	172,725

		230,325

Hotels & Motels (0.3%)
Choice Hotels International, Inc.	700	29,603

Human Resources (0.4%)
Hewitt Associates, Inc.	1,500	40,410

Information Retrieval Services (1.9%)
Choicepoint, Inc.	5,500	211,695

Gartmore Market Neutral Fund

Statement of Securities Sold Short

January 31, 2007

(Unaudited)

	Shares	Value
Insurance (3.3%)
American National Insurance Co.	1,400	171,416
Conseco, Inc.	3,600	71,460
Erie Indemnity Co., Class A	1,200	66,324
Marsh & McLennan Cos., Inc. (b)	1,600	47,200

		356,400

Manufacturing (1.9%)
Flowserve Corp. (b)	1,500	79,605
General Electric Co. (b)	3,500	126,175

		205,780

Medical (2.6%)
Biomet, Inc. (b)	2,500	105,900
Medimmune, Inc.	3,600	124,776
Sepracor, Inc.	600	34,236
St. Jude Medical, Inc. (b)	400	17,104

		282,016

Metals (0.7%)
Crown Holdings, Inc.	3,500	77,245

Mining (0.6%)
Newmont Mining Corp.	700	31,570
Southern Copper Corp.	500	31,250

		62,820

Multimedia (2.6%)
Hearst-Argyle Television, Inc. (b)	1,300	33,956
Regal Entertainment Group, Class A	11,000	247,500

		281,456

Office Furnishings (0.3%)
HNI Corp.	600	29,124

Oil & Gas (6.0%)
CNX Gas Corp.	900	23,022
Diamond Offshore Drilling, Inc. (b)	2,700	227,988
Pride International, Inc.	1,200	34,572
Quicksilver Resources, Inc.	2,300	91,218
Range Resources Corp. (b)	1,100	33,759
Rowan Cos., Inc.	800	26,312
Southern Union Co. (b)	2,800	77,868
Southwestern Energy Co. (b)	3,000	115,380
Todco	700	24,241

		654,360

Pharmaceuticals (0.2%)
Abraxis Bioscience, Inc.	900	23,526

Printing & Publishing (1.7%)
Idearc, Inc.	5,600	181,552

Real Estate (0.5%)
Forest City Enterprises, Class A	1,000	60,450

Real Estate Investment Trusts (2.5%)
General Growth Properties, Inc.	2,700	166,104
SL Green Realty Corp.	700	102,606

		268,710

Restaurants (0.6%)
Wendy's International, Inc. (b)	1,900	64,524

Retail (0.8%)
RadioShack Corp.	1,200	26,520
Urban Outfitters	2,400	58,560

		85,080

Gartmore Market Neutral Fund

Statement of Securities Sold Short

January 31, 2007

(Unaudited)

	Shares	Value
Storage (0.1%)
Iron Mountain, Inc.	600	16,788

Technology (1.0%)
American Power Conversion Corp.	2,300	70,702
Linear Technology Corp. (b)	1,100	34,045

		104,747

Telecommunications (3.3%)
Embarq Corp.	1,500	83,265
Juniper Networks, Inc.	1,600	28,992
NII Holdings, Class B	1,400	103,320
Windstream Corp.	9,500	141,360
		356,937

Textiles (0.6%)
Valhi, Inc.	2,400	65,472

Tires & Rubber (0.3%)
Goodyear Tire & Rubber Co. (b)	1,500	37,035

Toiletries (1.8%)
Avon Products, Inc. (b)	5,600	192,584

Transportation (0.2%)
Expeditors International of Washington, Inc.	600	25,614

Utilities (3.7%)
Aqua America, Inc.	7,800	173,238
Equitable Resources, Inc.	5,400	233,550

		406,788

Waste Management (0.2%)
Stericycle, Inc. (b)	300	23,100

Wireless Equipment (0.3%)
Crown Castle International Corp.	644	22,643
SBA Communications Corp., Class A	500	14,855

		37,498

Total Common Stocks – Short Positions		9,692,703

Total Securities Sold Short
(Proceeds $9,349,270) (a)—88.9%		9,692,703

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Represents non-income producing securities.

See notes to statements of investments.

Gartmore Small Cap Core Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.5%)
Advanced Materials and Products (0.3%)
Ceradyne, Inc. (b)	300	$16,224

Advertising (0.4%)
InVentiv Health, Inc. (b)	600	21,054

Aerospace (1.3%)
BE Aerospace, Inc. (b)	600	17,868
Kaman Corp., Class A	900	20,511
Triumph Group, Inc.	600	33,720

		72,099

Airlines (1.3%)
Alaska Air Group, Inc. (b)	700	29,995
Republic Airways Holdings, Inc. (b)	2,200	42,064

		72,059

Apparel (2.0%)
Guess ?, Inc. (b)	300	21,633
Phillips-Van Heusen Corp.	1,000	55,150
Skechers U.S.A., Inc. (b)	600	21,264
Steven Madden, Ltd.	500	14,860

		112,907

Auto Parts & Equipment (0.5%)
Commercial Vehicle Group, Inc. (b)	1,300	26,260

Banking (6.3%)
Cadence Financial Corp.	1,000	21,200
City Bank	500	17,000
Corus Bankshares, Inc.	2,900	61,770
First Community Bancshares, Inc.	1,500	60,960
Greene County Bancshares, Inc.	500	18,355
ITLA Capital Corp.	800	48,600
Omega Financial Corp.	700	23,163
Pinnacle Financial Partners, Inc. (b)	600	19,092
Preferred Bank	200	13,076
Security Bank Corp.	1,000	21,930
Suffolk Bancorp	700	23,835
Taylor Capital Group, Inc.	600	22,782

		351,763

Batteries & Battery Systems (0.5%)
Greatbatch, Inc. (b)	900	26,451

Building Materials (1.3%)
Building Materials Holding Corp.	600	14,298
The Genlyte Group, Inc. (b)	200	15,154
Universal Forest Products, Inc.	400	19,560
Williams Scotsman Intl, Inc. (b)	1,100	22,242

		71,254

Business Services (1.8%)
Heartland Payment Systems, Inc.	900	23,994
IKON Office Solutions, Inc.	1,900	28,310
Modis Professional Services (b)	2,000	29,960
Sonic Solutions (b)	900	16,515

		98,779

Gartmore Small Cap Core Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value

Cane Sugar Refining (0.4%)
Imperial Sugar Co.	700	21,805

Chemicals (2.0%)
Arch Chemicals, Inc.	500	16,865
H.B.Fuller Co.	1,000	25,870
OM Group, Inc. (b)	300	14,658
PolyOne Corp. (b)	2,700	19,791
Sensient Technologies Corp.	1,500	37,020

		114,204

Commercial Services (1.4%)
Central Parking Corp.	1,300	25,896
Cornell Cos., Inc. (b)	1,200	22,776
Morningstar, Inc. (b)	600	27,480

		76,152

Computer Software (2.2%)
Aspen Technology, Inc. (b)	1,400	14,350
Sybase, Inc. (b)	1,300	33,657
SYNNEX Corp. (b)	1,500	28,800
TIBCO Software Inc. (b)	2,300	21,344
webMethods, Inc. (b)	3,000	22,590

		120,741

Computers (0.6%)
Mentor Graphics Corp. (b)	900	16,740
Sykes Enterprises, Inc. (b)	1,100	16,071

		32,811

Consulting Services (0.8%)
Gartner, Inc. (b)	1,100	24,046
Watson Wyatt Worldwide, Inc.	500	22,145

		46,191

Containers (0.4%)
Greif, Inc.	200	22,862

Direct Marketing (0.3%)
Gaiam, Inc. (b)	1,200	15,216

Distribution (0.9%)
ScanSource, Inc. (b)	700	20,538
Watsco, Inc.	600	30,612

		51,150

Diversified Operations (1.0%)
Viad Corp	1,400	58,716

Electric Services (1.0%)
Westar Energy, Inc.	2,200	58,432

Electronic Components (7.5%)
Advanced Energy Industries, Inc. (b)	1,500	25,995
Applied Micro Circuits Corp. (b)	7,000	24,080
Benchmark Electronics, Inc. (b)	1,100	24,915
Brooks Automation, Inc. (b)	2,400	33,408
Coherent, Inc. (b)	600	18,450
Diodes, Inc. (b)	500	18,335
FEI Co. (b)	800	20,128
Imation Corp.	700	30,457
KEMET Corp. (b)	2,000	15,080
Komag, Inc. (b)	500	17,060
MKS Instruments, Inc. (b)	1,500	32,805
Newport Corp. (b)	800	15,968
Photronics Corp. (b)	1,400	23,324
Rogers Corp. (b)	300	15,504

Gartmore Small Cap Core Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Silicon Storage Technology, Inc. (b)	5,300	26,394
Standard Microsystems Corp. (b)	800	22,320
TriQuint Semiconductor, Inc. (b)	3,600	16,920
Universal Electronics, Inc. (b)	1,100	22,968
Zoran Corp. (b)	1,300	18,161

		422,272

Energy (0.4%)
Headwaters, Inc. (b)	900	20,448

Engineering (0.3%)
Emcor Group, Inc. (b)	300	17,226

Financial Services (6.1%)
BankUnited Financial Corp.	1,600	44,144
Banner Corp.	400	17,136
Downey Financial Corp.	1,000	71,540
FirstFed Financial Corp. (b)	200	13,790
Knight Captial Group, Inc., Class A (b)	1,900	34,333
MCG Capital Corp.	800	15,816
Nasdaq Stock Market, Inc. (b)	600	20,448
Ocwen Financial Corp. (b)	3,100	43,648
Piper Jaffray Cos., Inc. (b)	600	41,364
SWS Group, Inc.	1,050	26,492
The BISYS Group, Inc. (b)	1,200	15,324

		344,035

Food (0.4%)
TreeHouse Foods, Inc. (b)	800	23,848

Gaming & Leisure (1.3%)
Bally Technologies, Inc. (b)	700	13,433
K2, Inc. (b)	1,700	20,536
Lakes Entertainment, Inc. (b)	2,400	20,544
Pinnalce Entertainment, Inc. (b)	600	20,718

		75,231

Healthcare (0.5%)
Healthspring, Inc. (b)	1,300	25,571

Human Resources (0.8%)
Administaff, Inc.	600	24,564
Kelly Services, Inc., Class A	600	18,606

		43,170

Information Technology (0.4%)
Insight Enterprises, Inc. (b)	1,200	24,396

Instruments (1.2%)
Watts Water Technologies, Inc.	1,000	43,970
Woodward Governor Co.	500	20,920

		64,890

Insurance (3.4%)
Commerce Group, Inc.	1,700	51,306
Delphi Financial Group, Inc.	500	19,720
FBL Financial Group, Inc.- Class A	1,200	46,572
Harleysville Group, Inc.	700	23,800
ProAssurance Corp. (b)	1,000	50,790

		192,188

Internet (2.7%)
CheckFree Corp. (b)	900	37,287
RealNetworks, Inc. (b)	1,900	20,273
S1 Corp. (b)	6,400	36,800
Trizetto Group, Inc. (b)	1,200	24,888
United Online, Inc.	2,100	29,484

		148,732

Gartmore Small Cap Core Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Machinery (2.2%)
Applied Industrial Technologies, Inc.	900	22,050
Columbus Mckinnon Corp. (b)	800	18,384
Kadant, Inc. (b)	700	19,145
Regal-Beloit Corp.	700	35,224
Wabtec Corp.	900	28,818

		123,621

Manufacturing (0.5%)
Barnes Group, Inc.	1,300	27,846

Medical (9.6%)
Alpharma, Inc.	1,700	46,835
Amerigroup Corp. (b)	700	25,382
Applera Corp.—Celera Genomics Group (b)	2,300	36,478
Arena Pharmaceuticals, Inc. (b)	1,300	16,601
Atherogenics, Inc. (b)	2,000	23,600
Bio-Rad Laboratories, Inc., Class A (b)	500	43,020
Exelixis, Inc. (b)	2,700	26,460
Genitope Corp. (b)	5,400	20,574
Incyte Corp. (b)	4,400	32,692
Inverness Medical Innovations, Inc. (b)	600	24,732

Magellan Health Services, Inc. (b)	800	32,648
NPS Pharmaceuticals, Inc. (b)	5,600	21,840
Quanex Corp.	900	35,271
Replidyne, Inc. (b)	3,600	17,820
Res-Care, Inc. (b)	1,600	27,792
Savient Pharmaceuticals, Inc. (b)	2,900	43,297
Vertex Pharmaceuticals, Inc. (b)	500	17,675
West Pharmaceutical Services, Inc.	700	33,971
Zoll Medical Corp. (b)	300	18,816

		545,504

Metals (1.3%)
Mueller Industries, Inc.	1,200	39,084
USEC, Inc. (b)	2,300	31,188

		70,272

Multimedia (0.3%)
Sinclair Broadcast Group, Inc., Class A	1,600	18,832

Networking (1.4%)
3Com Corp. (b)	5,000	19,500
Adaptec, Inc. (b)	3,800	13,680
Aeroflex, Inc. (b)	1,900	22,724
Avocent Corp. (b)	600	20,724

		76,628

Office Equipment (0.4%)
Ennis, Inc.	1,000	25,190

Oil & Gas (4.5%)
Bronco Drilling Co., Inc. (b)	1,200	19,044
Hornbeck Offshore Services, Inc. (b)	600	16,512
Nicor, Inc.	900	40,950
Oil States International, Inc. (b)	1,700	48,994
Parker Drilling Co. (b)	2,200	20,372
Pioneer Drilling Co. (b)	1,100	13,937
Swift Energy Co. (b)	600	26,604
Trico Marine Services, Inc. (b)	600	19,518
W-H Energy Services, Inc. (b)	500	22,690
World Fuel Services Corp.	500	22,925

		251,546

Real Estate (0.7%)
Avatar Holdings, Inc. (b)	300	24,204
Tarragon Corp.	1,300	14,846

		39,050

Gartmore Small Cap Core Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Real Estate Investment Trusts (6.1%)
Affordable Residential Communities (b)	2,700	29,592
Biomed Realty Trust, Inc.	800	23,864
Capital Trust, Inc.—Class A Shares	500	24,800
Deerfield Triarc Capital Corp.	3,900	65,130
Felcor Lodging Trust, Inc.	1,300	28,691
Northstar Realty Finance Corp.	1,100	19,415
Redwood Trust, Inc.	800	50,848
Strategic Hotel & Resorts, Inc.	2,800	60,256
Winston Hotels, Inc.	1,100	15,323
Winthrop Realty Trust	3,400	22,916

		340,835

Recycling (0.3%)
Metal Management, Inc.	400	16,416

Research & Development (0.4%)
PAREXEL International Corp. (b)	700	22,925

Restaurants (2.6%)
AFC Enterprises, Inc. (b)	1,000	16,760
Bob Evans Farms, Inc.	1,600	54,352
CKE Restaurants, Inc.	1,000	19,770
Jack In The Box, Inc. (b)	600	37,074
McCormick & Schmick's Seafood Restaurants, Inc. (b)	800	20,120

		148,076

Retail (7.1%)
99 Cents Only Stores (b)	1,000	14,850
Asbury Automotive Group, Inc.	1,700	41,582
Books-A-Million, Inc.	800	15,280
Brown Shoe Company, Inc.	600	32,610
Cabela's Inc. (b)	900	21,582
Cash America International, Inc.	400	17,084
Charming Shoppes, Inc. (b)	1,400	18,368
Children's Place Retail Stores, Inc. (b)	300	16,263
Group 1 Automotive, Inc.	500	26,500
Longs Drug Stores Corp.	800	34,400
Rush Enterprises, Inc., Class A (b)	1,500	27,480
Sonic Automotive, Inc.	800	25,080
The Cato Corporation, Class A	900	20,313
The Dress Barn, Inc. (b)	700	15,729
The Men's Wearhouse, Inc.	600	25,764
The Pantry, Inc. (b)	500	24,405
Weis Markets, Inc.	500	21,640

		398,930

Steel (0.6%)
Mueller Water Products, Inc.	1,200	16,500
Olympic Steel, Inc.	700	18,620

		35,120

Telecommunication (4.2%)
Arris Group, Inc. (b)	2,200	31,284
Commscope, Inc. (b)	1,100	35,541
CT Communications, Inc.	1,600	39,088
IDT Corp. (b)	2,600	34,970
Loral Space & Communications, Inc. (b)	700	33,369
Radyne Corp. (b)	1,500	15,690
RCN Corp. (b)	900	26,721
UTStarcom, Inc. (b)	2,300	20,309

		236,972

Gartmore Small Cap Core Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Transportation (1.0%)
Arkansas Best Corp.	600	22,932
Pacer International, Inc.	1,100	34,276

		57,208

Utilities (1.3%)
Cleco Corp.	1,900	48,526
Idacorp. Inc.	600	22,170

		70,696

Vitamins & Nutrition Products (0.4%)
NBTY, Inc. (b)	400	20,740

Wholesale Distribution (0.6%)
United Stationers, Inc. (b)	700	35,672

Wire & Cable Products (0.3%)
General Cable Corp. (b)	400	17,252

Total Common Stocks		5,468,468

Repurchase Agreement (2.7%)
Nomura Securities, 5.14%, dated 01/31/07, due 02/01/07, repurchase price $153,908, collateralized by U.S. Government Agency Mortgages with a market value of $ 156,964	153,886	153,886

Total Repurchase Agreement		153,886

Total Investments (Cost $ 5,453,547) (a)—100.2%		5,622,354
Liabilities in excess of other assets—(0.2)%		(9,725)

NET ASSETS—100.0%		$5,612,629

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Non-income producing securities.

See notes to statements of investments.

Gartmore Small Cap Growth Opportunities Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (95.1%)
Aerospace (2.2%)
AAR Corp. (b)	1,260	$37,535
DRS Technologies, Inc.	517	28,642
HEICO Corp.	900	32,976
MTC Technologies, Inc. (b)	1,200	27,444

		126,597

Airlines (1.1%)
Airtran Holdings, Inc. (b)	2,581	28,572
JetBlue Airways Corp. (b)	2,655	36,320

		64,892

Automotive (0.7%)
Midas, Inc. (b)	1,873	42,386

Banking (1.4%)
First Midwest Bancorp, Inc.	750	28,155
First State Bancorp	1,120	25,894
Yardville National Bancorp	700	26,551

		80,600

Business Services (2.5%)
inVentiv Health, Inc. (b)	2,018	70,812
On Assignment, Inc. (b)	6,000	77,460

		148,272

Chemicals (1.6%)
Terra Industries, Inc. (b)	2,425	34,508
W.R. Grace & Co. (b)	2,814	61,064

		95,572

Commercial Services (1.4%)
American Reprographics Co. (b)	1,400	43,848
Clayton Holdings, Inc. (b)	977	18,035
Home Solutions of America, Inc. (b)	2,765	17,724

		79,607

Computer Software & Services (13.9%)
Ariba, Inc. (b)	3,100	28,830
Aspen Technology, Inc. (b)	5,683	58,251
CNET Networks, Inc. (b)	3,306	30,250
eCollege.com (b)	1,434	23,704
GigaMedia Ltd. (b)	7,858	93,275
i2 Technologies, Inc. (b)	1,500	34,215
Informatica Corp. (b)	2,328	29,240
Innerworkings, Inc. (b)	1,900	24,415
Internap Network Services Corp. (b)	2,124	38,742
Lionbridge Technologies, Inc. (b)	6,690	43,284
LookSmart, Ltd. (b)	8,708	41,885
MICROS Systems, Inc. (b)	500	28,150
MSC. Software Corp. (b)	1,800	28,260
Napster, Inc. (b)	7,214	28,928
SPSS, Inc. (b)	1,100	34,122
Tibco Software, Inc. (b)	3,175	29,464
WebEx Communications, Inc. (b)	2,953	109,498
webMethods, Inc. (b)	8,708	65,571
Website Pros, Inc. (b)	4,306	37,247

		807,331

Gartmore Small Cap Growth Opportunities Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Consulting Services (0.8%)
FTI Consulting, Inc. (b)	1,805	49,475

Consumer Electronics (0.7%)
SRS Labs, Inc. (b)	4,237	41,819

Data Processing (1.3%)
HMS Holdings Corp. (b)	3,807	74,160

Distribution & Wholesale (0.5%)
Beacon Roofing Supply, Inc. (b)	1,423	29,655

Financial Services (3.0%)
CompuCredit Corp. (b)	1,000	35,390
Cowen Group, Inc. (b)	1,912	39,722
GFI Group, Inc. (b)	500	31,990
Investment Technology Group, Inc. (b)	800	34,880
Lazard Ltd.	700	35,532

		177,514

Food & Beverages (1.6%)
Central European Distribution Corp. (b)	1,709	50,398
Lance, Inc.	2,007	42,689

		93,087

Home Decorating Products (0.4%)
Martha Stewart Living Omnimedia, Inc.	1,241	22,847

Hotels & Casinos (2.1%)
Gaylord Entertainment Co. (b)	645	35,643
Marcus Corp.	1,100	26,301
Shuffle Master, Inc. (b)	2,212	58,861

		120,805

Human Resources (0.8%)
Kenexa Corp. (b)	1,300	47,450

Insurance (0.2%)
Employers Holdings, Inc. (b)	700	13,979

Leasing (0.7%)
Williams Scotsman International, Inc. (b)	2,124	42,947

Manufacturing (7.8%)
American Axle & Manufacturing	1,543	32,064
Holdings, Inc.
Ameron International Corp.	100	8,067
Barnes Group, Inc.	842	18,036
Callaway Golf Co.	688	11,366
Encore Wire Corp.	1,742	41,390
ESCO Technologies, Inc. (b)	974	46,528
FEI Co. (b)	2,443	61,465
Flow International Corp. (b)	4,035	47,128
Force Protection, Inc. (b)	1,427	25,672
Gardner Denver, Inc. (b)	900	34,695
Goodman Global, Inc. (b)	2,018	35,860
Owens-Illinois, Inc. (b)	1,286	28,626
Solarfun Power Holdings Co., Ltd. ADR- CN (b)	1,350	20,291
Trinity Industries, Inc.	1,100	42,075

		453,263

Gartmore Small Cap Growth Opportunities Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Medical Products & Services (12.8%)
Advanced Magnetics, Inc. (b)	500	30,465
American Oriental Bioengineering, Inc. (b)	3,740	48,059
Arcadia Resources, Inc. (b)	14,230	30,025
Aspect Medical Systems, Inc. (b)	1,360	22,644
Cepheid, Inc. (b)	3,929	32,493
Cyberonics, Inc. (b)	1,416	29,835
Dialysis Corporation of America (b)	2,867	37,672
Healthspring, Inc. (b)	2,124	41,779
Hologic, Inc. (b)	403	22,387
Icon PLC ADR—IE (b)	1,500	55,950
InterMune, Inc. (b)	433	15,155
Iris International, Inc. (b)	3,504	40,436
PolyMedica, Corp.	800	32,032
Psychiatric Solutions, Inc. (b)	623	24,260
QIAGEN N.V. (b)	4,641	80,150
Sun Healthcare Group, Inc. (b)	9,145	112,667
TriZetto Group, Inc. (The) (b)	4,248	88,104

		744,113

Motion Pictures & Services (1.2%)
Macrovision Corp. (b)	1,330	32,891
Regal Entertainment Group—Class A	1,750	39,375

		72,266

Nursing Homes (1.1%)
Sunrise Senior Living, Inc. (b)	1,782	63,724

Oil & Gas (6.1%)
Bristow Group, Inc. (b)	1,200	44,820
Comstock Resources, Inc. (b)	920	29,394
Global Industries, Ltd. (b)	2,124	28,610
Hanover Compressor Co. (b)	2,443	47,272
Helix Energy Solutions Group, Inc. (b)	759	24,417

Hercules Offshore, Inc. (b)	1,300	34,372
Parallel Petroleum Corp. (b)	1,500	29,505
Petrohawk Energy Corp. (b)	4,035	46,564
T-3 Energy Services, Inc. (b)	900	17,262
TETRA Technologies, Inc. (b)	1,200	27,792
W&T Offshore, Inc.	950	29,184

		359,192

Pharmaceuticals (3.8%)
Array BioPharma, Inc. (b)	2,496	34,345
BioMarin Pharmaceutical, Inc. (b)	800	15,152
HealthExtras, Inc. (b)	1,183	30,237
MannKind Corp. (b)	1,816	30,073
OSI Pharmaceuticals, Inc. (b)	750	25,515
Pharmion Corp. (b)	1,100	35,035
Progenics Pharmaceuticals, Inc. (b)	703	21,069
SONUS Pharmaceuticals, Inc. (b)	5,522	31,586

		223,012

Real Estate Investment Trusts (5.2%)
Digital Reality Trust, Inc.	1,060	38,096
Five Star Quality Care, Inc. (b)	4,971	60,298
HFF, Inc.—Class A (b)	1,200	22,440
Highland Hospitality Corp.	3,305	52,483
JER Investors Trust, Inc.	2,124	43,500
Redwood Trust, Inc.	800	50,848
Supertel Hospitality, Inc.	5,342	37,127

		304,792

Gartmore Small Cap Growth Opportunities Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Residential Building Construction (0.6%)
Standard-Pacific Corp.	1,200	32,928

Resorts and Theme Parks (0.5%)
Vail Resorts, Inc. (b)	569	26,316

Restaurants (2.6%)
AFC Enterprises, Inc. (b)	3,611	60,520
Morton's Restaurant Group, Inc. (b)	3,217	60,190
Red Robin Gourmet Burgers, Inc. (b)	882	31,532

		152,242

Retail (2.7%)
99 Cents Only Stores (b)	4,673	69,393
Blockbuster, Inc. (b)	5,624	36,500
deLiA*s, Inc. (b)	2,315	23,868
Jarden Corp. (b)	800	29,336

		159,097

Semiconductors (3.7%)
Applied Micro Circuits Corp. (b)	8,602	29,591
Intersil Corp.—Class A	1,500	35,340
SiRF Technology Holdings, Inc. (b)	1,971	57,869
Syntax-Brillian Corp. (b)	9,659	76,402
Tessera Technologies, Inc. (b)	519	19,847

		219,049

Steel (1.4%)
Chaparral Steel Co.	800	41,024
Northwest Pipe Co. (b)	1,100	41,371

		82,395

Storage (0.7%)
Mobile Mini, Inc. (b)	1,600	42,544

Telecommunication Services & Equipment (4.7%)
Airspan Networks, Inc. (b)	7,479	35,002
Andrew Corp. (b)	2,931	31,127
Comtech Group, Inc. (b)	935	15,390
Comtech Telecommunications Corp. (b)	1,100	39,600
Finisar Corp. (b)	12,956	41,977
Global Crossing Ltd. (b)	1,083	27,746
SBA Communications Corp. (b)	2,761	82,030

		272,872

Television (0.6%)
Gray Television, Inc.	1,100	9,834
Lin TV Corp.—Class A (b)	2,235	24,563

		34,397

Transportation Services (2.0%)
Aircastle Ltd.	900	27,054
Greenbrier Cos., Inc. (The)	500	14,435
Kirby Corp. (b)	1,100	39,061
Sirva, Inc. (b)	11,437	35,340

		115,890

Veterinary Services (0.3%)
Animal Health International, Inc. (b)	1,630	20,294

Vitamins & Nutrition Products (0.4%)
Herbalife Ltd. (b)	700	22,960

Total Common Stocks		5,560,341

Gartmore Small Cap Growth Opportunities Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Repurchase Agreements (7.1%)
Nomura Securities, 5.14% dated 01/31/07, due 02/01/07, repurchase price $413,911, collateralized by U.S. Government Agency Mortgages with a market value of $ 422,129	413,852	413,852

Total Repurchase Agreements		413,852

Total Investments (Cost $ 5,593,828) (a)—102.2%		5,974,193
Liabilities in excess of other assets—(2.2)%		(127,988)

NET ASSETS—100.0%		$5,846,205

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

ADR	American Depository Receipt
IE	Ireland
CN	China

See notes to statements of investments.

Gartmore Small Cap Value Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.2%)
Aerospace & Defence (1.1%)
Esterline Technologies Corp. (b)	1,500	$59,955

Agricultural Services (0.6%)
Origin Agritech Ltd. (b)	1,090	9,799
Universal Corp.	530	25,615

		35,414

Airlines (2.8%)
AirTran Holdings, Inc. (b)	5,100	56,457
Alaska Air Group, Inc. (b)	300	12,855
Continental Airlines, Inc., Class B (b)	1,000	41,490
JetBlue Airways Corp. (b)	2,300	31,464
Republic Airways Holdings, Inc. (b)	900	17,208

		159,474

Banking (17.5%)
Ameris Bancorp	2,000	51,580
BancFirst Corp.	500	24,335
Bank of Granite Corp.	4,000	75,560
Chittenden Corp.	900	27,414
First Commonwealth Financial Corp.	1,900	24,985
F.N.B. Corp.	1,800	71,622
Great Southern Bancorp, Inc.	5,110	149,620
Greene County Bancshares, Inc.	1,100	40,381
Hanmi Financial Corp.	1,300	26,624
NBT Bancorp, Inc.	2,790	69,192
Southwest Bancorp, Inc.	1,600	42,624
Sterling Financial Corp.	700	23,219
Suffolk Bancorp	3,400	115,770
TierOne Corp.	1,300	39,156
TriCo Bancshares	1,300	35,048
Trustmark Corp.	900	26,514
United Community Banks, Inc.	300	9,798
Washington Trust Bancorp, Inc.	1,500	41,250
WesBanco, Inc.	1,500	47,700
Wilshire Bancorp, Inc.	2,400	43,800

		986,192

Building & Construction (1.4%)
Comstock Homebuilding Co., Inc. (b)	5,100	33,099
Interline Brands, Inc. (b)	2,000	45,460

		78,559

Business Services (1.3%)
FTI Consulting, Inc. (b)	1,500	41,115
UniFirst Corp.	800	33,224

		74,339

Computer Hardware & Peripherals (2.5%)
Avocent Corp. (b)	1,800	62,172
Foundry Networks, Inc. (b)	3,800	54,986
Imation Corp.	600	26,106

		143,264

Gartmore Small Cap Value Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Computer Software & Services (6.9%)
Agile Software Corp. (b)	3,200	20,032
Ariba, Inc. (b)	1,800	16,740
infoUSA, Inc.	8,500	102,085
Progress Software Corp. (b)	3,000	85,230
Sybase, Inc. (b)	700	18,123
THQ, Inc. (b)	500	15,150
TIBCO Software, Inc. (b)	5,100	47,328
webMethods, Inc. (b)	11,100	83,583

		388,271

Consumer Products (3.1%)
CSS Industries, Inc.	1,100	39,677
Ennis, Inc.	1,100	27,709
Prestige Brands Holdings, Inc. (b)	6,500	82,615
Scholastic Corp. (b)	700	24,745

		174,746

Distribution (1.3%)
Bell Microproducts, Inc. (b)	10,000	72,200

Electronics (5.3%)
Aeroflex, Inc. (b)	1,900	22,724
AMIS Holdings, Inc. (b)	1,500	15,510
Anixter International, Inc. (b)	400	22,108
Avnet, Inc. (b)	700	21,735
Bel Fuse, Inc.	3,100	100,688
Directed Electronics, Inc. (b)	1,800	18,000
Methode Electronics, Inc.	3,200	35,232
QLogic Corp. (b)	800	14,640
Technitrol, Inc.	2,100	46,242
Zygo Corp. (b)	200	3,070

		299,949

Energy (6.5%)
C&D Technologies, Inc. (b)	5,530	29,862
Empire District Electric Co. (The)	2,100	50,001
Energy East Corp.	1,000	24,020
Great Plains Energy, Inc.	1,900	59,527
PNM Resources, Inc.	1,700	51,816
Puget Energy, Inc.	1,300	31,928
UGI Corp.	1,400	38,374
Westar Energy, Inc.	3,000	79,680

		365,208

Financial Services (2.6%)
BankUnited Financial Corp.	1,500	41,385
Cowen Group, Inc. (b)	500	10,388
First Financial Holdings, Inc.	1,400	49,658
MCG Capital Corp.	1,300	25,701
Morningstar, Inc. (b)	300	13,740
TradeStation Group, Inc. (b)	600	7,656

		148,528

Food Products (0.5%)
Hain Celestial Group, Inc. (b)	900	26,460

Health Care (1.9%)
Healthspring, Inc. (b)	1,630	32,062
Hythiam, Inc. (b)	7,820	67,721
Integra LifeSciences Holdings (b)	240	10,332

		110,115

Human Resources (0.2%)
MPS Group, Inc. (b)	700	10,486

Insurance (4.6%)
CNA Surety Corp. (b)	4,090	86,913
Commerce Group, Inc. (The)	390	11,770

Gartmore Small Cap Value Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
FBL Financial Group, Inc., Class A	1,080	41,915
Harleysville Group, Inc.	400	13,600
Hilb Rogal & Hobbs Co.	600	25,350
Infinity Property & Casualty Corp.	700	33,488
Seabright Insurance Holdings (b)	500	9,005
United Fire & Casualty Co.	1,200	40,620

		262,661

Internet (0.7%)
Vignette Corp. (b)	1,000	17,920
Websense, Inc. (b)	900	19,485

		37,405

Machinery (0.5%)
AptarGroup, Inc.	460	28,065

Manufacturing (5.0%)
Aracruz Celulose S.A. ADR—BR	400	22,156
Barnes Group, Inc.	4,600	98,532
Calgon Carbon Corp. (b)	5,370	33,670
Cooper Tire & Rubber Co.	1,080	17,269
EnPro Industries, Inc. (b)	1,500	49,575
Goodman Global, Inc. (b)	1,000	17,770
Lindsay Corp.	200	6,358
Modine Manufacturing Co.	1,500	39,240

		284,570

Motion Pictures (0.8%)
Dreamworks Animation SKG, Inc. (b)	1,700	47,906

Oil & Gas (6.8%)
Allis-Chalmers Energy, Inc. (b)	1,900	33,535
Bronco Drilling Co., Inc. (b)	1,100	17,457
Complete Production Services, Inc. (b)	2,200	43,714
Encore Acquisition Co. (b)	1,200	31,140
Hercules Offshore, Inc. (b)	900	23,796
Hornbeck Offshore Services, Inc. (b)	1,100	30,272
Laclede Group, Inc. (The)	900	29,232
Oil States International, Inc. (b)	1,100	31,702
Parallel Petroleum Corp. (b)	10	197
Superior Well Services, Inc. (b)	1,700	38,658
TETRA Technologies, Inc. (b)	900	20,844
Trico Marine Services, Inc. (b)	700	22,771
Union Drilling, Inc. (b)	1,210	15,452
W-H Energy Services, Inc. (b)	1,000	45,379

		384,149

Real Estate (0.1%)
HFF, Inc., Class A (b)	200	3,740

Real Estate Investment Trusts (10.3%)
Agree Realty Corp.	500	17,975
Ashford Hospitality Trust	1,500	18,465
CBRE Realty Finance, Inc.	5,300	87,556
First Industrial Realty Trust, Inc.	1,740	82,232
Hersha Hospitality Trust	4,200	46,998
Hospitality Properties Trust	1,300	63,440
Investors Real Estate Trust	1,000	10,360
KKR Financial Corp.	900	24,354
LaSalle Hotel Properties	400	19,044
Lexington Corporate Properties Trust	3,770	80,226
National Retail Properties, Inc.	2,800	66,500
OMEGA Healthcare Investors, Inc.	700	12,691
Potlatch Corp.	680	32,103
PS Business Parks, Inc.	200	15,042
Realty Income Corp.	260	7,483

		584,469

Gartmore Small Cap Value Fund

Statement of Investments

January 31, 2007

(Unaudited)

	Shares or Principal Amount	Value
Retail (5.3%)
Big Lots, Inc. (b)	300	7,779
Buckle, Inc. (The)	10	336
Cato Corp. (The), Class A	500	11,285
Dick's Sporting Goods, Inc. (b)	1,100	56,639
Dress Barn, Inc. (The) (b)	2,900	65,162
Finish Line, Inc. (The), Class A	4,100	52,357
Genesco, Inc. (b)	1,250	49,238
Hibbett Sporting Goods, Inc. (b)	200	6,422
Ruddick Corp.	1,000	27,800
Stage Stores, Inc.	300	9,627
Talbots, Inc. (The)	650	15,340

		301,985

Steel (0.9%)
L.B. Foster (b)	400	10,000
Novamerican Steel, Inc. (b)	1,100	41,514

		51,514

Telecommunications (1.7%)
Ciena Corp. (b)	1,700	47,753
Cincinnati Bell, Inc. (b)	2,000	9,720
FairPoint Communications, Inc.	1,100	22,286
Finisar Corp. (b)	4,900	15,876

		95,635

Theaters (0.6%)
Regal Entertainment Group, Class A	1,390	31,275

Transportation (4.9%)
Covenant Transport, Inc., Class A (b)	5,100	59,619
Genesis Lease Ltd. ADR – IE (b)	7,240	187,661
Omega Navigation Enterprises, Inc.	1,700	26,639
U.S. Xpress Enterprises, Inc. (b)	240	4,433

		278,352

Utilities (1.5%)
IDACORP, Inc.	1,500	55,425
Sierra Pacific Resources (b)	900	15,318
Southwest Gas Corp.	300	11,775

		82,518

Total Common Stocks		5,607,404

Repurchase Agreements (1.3%)
Nomura Securities, 5.14%, dated 01/31/07, due 02/01/07, repurchase price $76,301, collateralized by U.S. Government Agency Mortgages with a market value of $ 77,816	$76,290	76,290

Total Repurchase Agreements		76,290

Total Investments (Cost $ 5,683,900) (a)—100.5%		5,683,694
Liabilities in excess of other assets—(0.5)%		(30,426)

NET ASSETS—100.0%		$5,653,268

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

ADR	American Depository Receipt
BR	Brazil
IE	Ireland

See notes to statements of investments.

Notes to Statements of Investments

Securities Lending

As of January 31, 2007, the following Funds had securities with the following values on loan:

Fund	Value of Loaned Securities	Value of Collateral
Gartmore Large Cap Value	$2,377,396	$2,409,692
Gartmore Small Cap	8,451,055	8,786,152
Gartmore Bond*	4,912,435	5,004,503
Gartmore Government Bond**	6,681,526	6,796,289
Gartmore Enhanced Income***	18,529,199	18,882,586
Global Health Sciences	2,296,101	2,313,321
Global Technology and Communications	567,001	540,123
Mid Cap Growth Leaders	5,191,392	5,317,156
U.S. Growth Leaders	5,836,415	5,934,185
Gartmore Micro Cap Equity	33,479,252	34,435,996
Gartmore Value Opportunities	1,493,704	1,511,187
Gartmore Bond Index****	382,654,810	390,486,535
Gartmore International Index	315,985,305	332,133,041
Gartmore Mid Cap Market Index	202,227,766	204,690,169
Gartmore S&P 500 Index	187,398,522	189,664,367
Gartmore Small Cap Index	110,205,367	112,305,514
Gartmore Growth	6,441,711	6,410,176
Gartmore Nationwide	51,960,666	52,767,272

*	Includes $1,693,286 of collateral in the form of U.S. Government Securities, interest rates ranging from 0.00% to 12.00% and maturity dates ranging from 02/09/2007 to 01/25/2048.

**	Includes $4,480,563 of collateral in the form of U.S. Government Securities, interest rates ranging from 0.00% to 6.125% and maturity dates ranging from 10/19/2007 to 11/07/2036.

***	Includes $5,179,682 of collateral in the form of U.S. Government Securities, interest rates ranging from 0.00% to 13.25% and maturity dates ranging from 01/04/2007 to 01/25/2048.

****	Includes $140,966,633 of collateral in the form of U.S. Government Securities, interest rates ranging from 0.00% to 12.00% and maturity dates ranging from 02/09/2007 to 01/25/2048.

Tax Cost of Securities

As of January 31, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
Gartmore Large Cap Value	$34,725,208	$5,444,628	(317,450)	$5,127,178
Gartmore Mid Cap Growth	6,456,012	1,248,777	(170,845)	$1,077,932
Gartmore Small Cap	942,295,321	60,057,639	(21,173,819)	$38,883,820
Gartmore Bond	96,163,828	2,542,631	(815,156)	$1,727,475
Gartmore Government Bond	123,448,147	803,236	(769,402)	$33,834
Gartmore Enhanced Income	378,888,849	280,755	(1,664,047)	$(1,383,292)
Gartmore Short Duration Bond	89,141,978	19,886	(1,487,029)	$(1,467,143)
Gartmore Tax-Free Income	148,129,338	9,488,019	(106,053)	$9,381,966
Gartmore Global Financial Services	51,095,942	5,634,566	(315,916)	$5,318,650
Gartmore Global Health Sciences	29,900,938	1,784,169	(122,711)	$1,661,458
Gartmore Global Natural Resources	47,141,269	3,525,457	(1,383,956)	$2,141,501
Gartmore Global Technology and Communications	16,743,441	1,111,498	(190,099)	$921,399
Gartmore Global Utilities	23,219,310	3,786,732	(138,200)	$3,648,532
Gartmore Mid Cap Growth Leaders	37,986,068	5,428,271	(258,674)	$5,169,597
Gartmore Nationwide Leaders	19,181,201	211,384	(295,473)	$(84,089)
Gartmore Small Cap Leaders	38,467,876	2,889,854	(846,061)	$2,043,793
Gartmore U.S. Growth Leaders	120,888,335	8,617,691	(603,596)	$8,014,095
Gartmore Worldwide Leaders	47,181,774	7,006,347	(145,822)	$6,860,525
Gartmore China Opportunities	37,010,428	10,325,709	(749,073)	$9,576,636
Gartmore Emerging Markets	58,947,445	14,485,958	(493,732)	$13,992,226
Gartmore International Growth	73,086,910	10,960,445	(153,073)	$10,807,372
Gartmore High Yield Bond	24,131,728	1,055,003	(240,265)	$814,738
Gartmore Micro Cap Equity	133,044,031	12,736,502	(7,158,668)	$5,577,834
Gartmore U.S. Growth Leaders Long-Short	55,689,163	4,696,425	(2,461,276)	$2,235,149
Gartmore Value Opportunities	16,929,036	1,488,090	(236,936)	$1,251,154
Gartmore Bond Index	2,612,563,296	3,540,273	(29,866,133)	$(26,325,860)
Gartmore International Index	1,883,646,845	686,040,907	(11,567,145)	$674,473,762
Gartmore Mid Cap Market Index	1,376,698,361	247,739,500	(29,499,916)	$218,239,584
Gartmore S&P 500 Index	3,186,490,473	772,131,167	(70,404,553)	$701,726,614
Gartmore Small Cap Index	720,637,816	111,737,969	(23,877,478)	$87,860,491
Gartmore Investor Destinations Aggressive	812,014,125	160,124,955	(693,198)	$159,431,757
Gartmore Investor Destinations Moderately Aggressive	1,324,603,116	234,317,691	(3,754,429)	$230,563,262
Gartmore Investor Destinations Moderate	1,392,638,625	174,278,555	(7,495,944)	$166,782,611
Gartmore Investor Destinations Moderately Conservative	320,686,860	20,489,287	(2,162,830)	$18,326,457
Gartmore Investor Destinations Conservative	211,480,828	6,394,859	(869,648)	$5,525,211
Gartmore Optimal Allocations Aggressive	13,745,448	612,728	(192,069)	$420,659
Gartmore Optimal Allocations Moderately Aggressive	31,975,914	1,659,535	(266,884)	$1,392,651
Gartmore Optimal Allocations Moderate	34,080,737	1,457,782	(326,346)	$1,131,436
Gartmore Optimal Allocations Specialty	79,710,701	4,458,901	(1,713,030)	$2,745,871
Gartmore Optimal Allocations Defensive	1,036,597	5,877	(10,948)	$(5,071)
Gartmore Growth	197,515,226	13,873,023	(604,206)	$13,268,817
Gartmore Nationwide	1,268,465,102	109,537,780	(13,531,540)	$96,006,240
Gartmore Money Market	1,743,198,664	—	—	$—
Northpointe Small Cap Growth	62,907,261	8,611,074	(1,564,603)	$7,046,471
Northpointe Small Cap Value	29,926,215	2,766,156	(430,424)	$2,335,732
Gartmore Hedged Core Equity	5,197,590	376,003	(109,357)	$266,646
Gartmore Market Neutral	11,297,249	384,713	(534,426)	$(149,713)
Gartmore Small Cap Core	5,454,790	315,607	(148,043)	$167,564
Gartmore Small Cap Growth Opportunities	5,598,292	488,362	(112,461)	$375,901
Gartmore Small Cap Value	5,701,107	89,498	(106,911)	$(17,413)

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GARTMORE MUTUAL FUNDS

By (Signature and Title)		/s/ GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer & Principal Financial Officer
	Date:	March 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ JOHN H. GRADY
	Name:	John H. Grady
	Title:	Principal Executive Officer
	Date:	March 27, 2007

By (Signature and Title)		/s/ GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer & Principal Financial Officer
	Date:	March 27, 2007